                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5954

                       The Charles Schwab Family of Funds
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB ADVISOR CASH RESERVES FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                         COST          VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 80.9%  FIXED-RATE OBLIGATIONS                        13,717,923      13,717,923
 13.6%  VARIABLE-RATE OBLIGATIONS                      2,304,347       2,304,347
  6.2%  OTHER INVESTMENTS                              1,056,449       1,056,449
--------------------------------------------------------------------------------
100.7%  TOTAL INVESTMENTS                             17,078,719      17,078,719
(0.7)%  OTHER ASSETS AND LIABILITIES                                    (117,003)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    16,961,716

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
FIXED-RATE OBLIGATIONS 80.9% OF NET ASSETS

BANK NOTES 2.4%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
   5.31%, 04/02/07                                        50,000          50,000
   5.31%, 04/23/07                                        47,000          47,000
   5.31%, 05/23/07                                        58,000          58,000
   5.31%, 05/25/07                                        69,000          69,000
   5.29%, 06/12/07                                       118,000         118,000
   5.29%, 07/13/07                                        56,000          56,000
                                                                      ----------
                                                                         398,000
CERTIFICATES OF DEPOSIT 22.3%
--------------------------------------------------------------------------------
ABBEY NATIONAL TREASURY SERVICES PLC
   5.32%, 06/22/07 (a)                                    25,000          25,000
   5.27%, 08/09/07 (a)                                    35,000          35,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
   5.32%, 05/04/07                                        50,000          50,000
   5.32%, 05/07/07                                        38,000          38,000
   5.31%, 05/29/07                                        48,000          48,000
   5.31%, 06/01/07                                        70,000          70,000
BANK OF AMERICA, N.A.
   5.30%, 06/15/07                                        75,000          75,000
BANK OF IRELAND
   5.33%, 07/18/07                                         9,000           9,000
   5.35%, 08/09/07                                        44,000          43,999
BANK OF THE WEST
   5.34%, 04/26/07                                        18,000          18,000
BARCLAYS BANK PLC
   5.32%, 04/09/07                                         3,000           3,000
   5.31%, 04/10/07                                        12,000          12,000
   5.32%, 04/24/07                                        64,000          64,000
   5.31%, 05/30/07                                        96,000          96,000
BAYERISCHE HYPO- UND VEREINSBANK AG
   5.31%, 04/10/07                                         8,000           8,000
BAYERISCHE LANDESBANK
   5.31%, 04/12/07                                         6,000           6,000
BNP PARIBAS
   5.31%, 04/04/07                                       162,000         162,000
   5.36%, 05/31/07                                        22,000          22,000
   5.32%, 06/22/07                                        15,000          15,000
   5.32%, 07/05/07                                        41,000          41,000
   5.30%, 07/10/07                                        18,000          18,000
CALYON
   5.31%, 06/22/07                                        10,000          10,006
   5.27%, 08/09/07                                        65,000          65,000
CANADIAN IMPERIAL BANK OF COMMERCE
   5.32%, 07/12/07                                        53,000          53,000
   5.30%, 10/12/07                                        32,000          32,000
   5.33%, 10/12/07                                        44,000          44,000
CHARTER ONE BANK, N.A.
   5.32%, 04/17/07                                         6,000           6,000
CITIBANK, N.A.
   5.31%, 05/22/07                                        60,000          60,000
   5.31%, 05/25/07                                        27,000          27,000
   5.30%, 06/05/07                                        13,000          13,000
CITIZENS BANK OF MASSACHUSETTS
   5.31%, 06/27/07                                         6,000           6,000
CREDIT AGRICOLE S.A.
   5.33%, 04/30/07                                        50,000          50,001
   5.34%, 04/30/07                                        21,000          21,001
   5.37%, 05/18/07                                        56,000          56,000
   5.30%, 06/27/07                                       107,000         107,000
CREDIT SUISSE
   5.31%, 04/19/07                                       150,000         150,000
   5.29%, 06/08/07                                        85,000          85,000
   5.30%, 06/13/07                                         4,000           4,000
   5.30%, 06/14/07                                        38,000          38,000
   5.33%, 07/11/07                                        65,000          65,000
DEPFA BANK, PLC
   5.32%, 05/25/07                                        14,000          14,000
   5.31%, 07/05/07                                         8,000           8,000
DEUTSCHE BANK, AG
   5.31%, 07/09/07                                       144,000         144,000
   5.34%, 07/24/07                                        71,000          71,000
   5.35%, 08/07/07                                         2,000           2,000
   5.41%, 02/11/08                                        75,000          75,000
DRESDNER BANK, AG
   5.32%, 04/12/07                                        97,000          97,000
FIRST TENNESSEE BANK, N.A.
   5.31%, 04/09/07                                         3,000           3,000
   5.29%, 06/06/07                                        30,000          30,000
HBOS TREASURY SERVICES, PLC
   5.31%, 04/10/07 (a)                                     8,000           8,000

SCHWAB ADVISOR CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
HSBC BANK, PLC
   5.31%, 05/08/07                                        32,000          32,000
HSH NORDBANK, AG
   5.32%, 04/30/07                                        15,000          15,000
ING BANK N.V.
   5.31%, 05/31/07                                        36,000          36,000
   5.34%, 08/21/07                                        50,000          50,000
INTESA SANPAOLO
   5.33%, 07/18/07                                        37,000          37,000
LANDESBANK BADEN-WURTTEMBERG
   5.33%, 04/24/07                                       120,000         120,000
   5.35%, 08/06/07                                        40,000          40,000
MITSUBISHI UFJ TRUST & BANKING CORP.
   5.38%, 04/25/07                                        60,000          60,000
   5.32%, 06/05/07                                        50,000          50,000
   5.35%, 08/22/07                                        50,000          50,000
   5.39%, 11/06/07                                        30,000          30,000
MIZUHO CORPORATE BANK LTD.
   5.32%, 04/10/07                                        12,000          12,000
   5.30%, 04/26/07                                        75,000          75,000
   5.32%, 05/03/07                                         8,000           8,000
NORTHERN ROCK, PLC
   5.33%, 05/24/07                                        13,000          13,000
   5.33%, 05/31/07                                        30,000          30,000
   5.33%, 06/01/07                                        16,000          16,000
SKANDINAVISKA ENSKILDA BANKEN AB
   5.31%, 05/30/07                                        36,000          36,000
   5.31%, 07/06/07                                        12,000          12,000
   5.28%, 09/28/07                                        10,000          10,000
SOCIETE GENERALE
   5.30%, 04/30/07                                        40,000          40,000
   5.31%, 06/14/07                                        65,000          65,000
   5.32%, 06/22/07                                        23,000          23,000
   5.33%, 10/16/07                                        22,000          22,000
   5.34%, 10/29/07                                        62,000          62,005
SVENSKA HANDELSBANKEN AB
   5.34%, 10/26/07                                        63,000          62,989
SWEDBANK AB
   5.29%, 06/19/07                                        10,000          10,001
TORONTO DOMINION BANK
   5.37%, 04/25/07                                        82,000          82,000
   5.32%, 07/10/07                                        49,000          49,000
   5.32%, 07/11/07                                        25,000          25,000
   5.30%, 10/12/07                                        18,000          18,000
UNICREDITO ITALIANO S.P.A.
   5.35%, 05/02/07                                        53,000          53,000
   5.34%, 05/21/07                                         5,000           5,000
   5.33%, 05/22/07                                        18,000          18,000
   5.32%, 05/29/07                                        80,000          80,000
   5.33%, 06/21/07                                        37,000          37,000
   5.35%, 08/13/07                                        19,000          19,000
   5.33%, 08/28/07                                        12,000          12,000
UNION BANK OF CALIFORNIA
   5.31%, 04/26/07                                        49,000          49,000
   5.28%, 04/30/07                                        28,000          28,000
WASHINGTON MUTUAL BANK
   5.34%, 04/25/07                                        50,000          50,000
   5.33%, 07/18/07                                         1,000           1,000
   5.33%, 08/16/07                                        40,000          40,000
                                                                      ----------
                                                                       3,786,002
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 56.1%
--------------------------------------------------------------------------------
ABBEY NATIONAL NORTH AMERICA, L.L.C.
   5.31%, 05/29/07 (a)                                    25,000          24,789
ALLIANCE & LEICESTER, PLC
   5.33%, 05/18/07 (c)                                    13,000          12,912
   5.29%, 06/07/07 (c)                                     3,000           2,971
   5.29%, 07/13/07 (c)                                    21,000          20,688
ALLIED IRISH BANKS NORTH AMERICA, INC.
   5.34%, 08/09/07 (a)                                    28,000          27,474
AMSTEL FUNDING CORP.
   5.36%, 04/13/07 (b)(c)                                  9,000           8,984
   5.29%, 04/16/07 (b)(c)                                  7,547           7,530
   5.33%, 04/23/07 (b)(c)                                 53,000          52,831
   5.36%, 04/25/07 (b)(c)                                 17,000          16,941
   5.32%, 05/02/07 (b)(c)                                 40,000          39,819
   5.32%, 05/18/07 (b)(c)                                 18,000          17,878
   5.31%, 05/22/07 (b)(c)                                 29,000          28,785
   5.33%, 06/20/07 (b)(c)                                 10,000           9,885
AMSTERDAM FUNDING CORP.
   5.29%, 05/17/07 (a)(b)(c)                              87,000          86,417
   5.29%, 06/07/07 (a)(b)(c)                              65,000          64,369
ANGLO IRISH BANK CORP. PLC
   5.31%, 04/17/07 (c)                                    17,000          16,960
   5.32%, 04/19/07 (c)                                    13,000          12,966
AQUINAS FUNDING, L.L.C.
   5.30%, 05/30/07 (a)(b)(c)                              20,000          19,828
   5.33%, 07/06/07 (a)(b)(c)                              13,000          12,820
ATLANTIC ASSET SECURITIZATION, L.L.C.
   5.32%, 04/09/07 (a)(b)(c)                              22,743          22,716
   5.32%, 04/19/07 (a)(b)(c)                              49,634          49,504
   5.30%, 04/24/07 (a)(b)(c)                              16,899          16,842
   5.29%, 04/27/07 (a)(b)(c)                              15,610          15,551
   5.30%, 05/21/07 (a)(b)(c)                              13,251          13,154
   5.29%, 05/22/07 (a)(b)(c)                              17,656          17,525
   5.30%, 06/25/07 (a)(b)(c)                               5,216           5,152
ATLANTIS ONE FUNDING CORP.
   5.31%, 04/13/07 (b)(c)                                 14,000          13,976
   5.30%, 05/31/07 (b)(c)                                 24,000          23,790
   5.29%, 06/07/07 (b)(c)                                 25,000          24,757
   5.31%, 06/18/07 (b)(c)                                124,000         122,592
   5.30%, 06/26/07 (b)(c)                                 33,000          32,588
   5.32%, 07/05/07 (b)(c)                                 24,000          23,672
   5.35%, 08/14/07 (b)(c)                                 49,000          48,044
   5.33%, 08/20/07 (b)(c)                                  4,000           3,919
   5.34%, 08/24/07 (b)(c)                                 75,000          73,431
BANK OF AMERICA CORP.
   5.31%, 04/02/07                                        79,000          78,989
   5.32%, 04/02/07                                       100,000          99,986
   5.33%, 04/03/07                                         6,700           6,698
   5.31%, 05/24/07                                       147,000         145,866
   5.33%, 06/04/07                                        36,000          35,667
   5.30%, 06/08/07                                        80,000          79,211
   5.29%, 06/13/07                                        72,000          71,238
   5.30%, 06/19/07                                        65,000          64,254
   5.31%, 07/06/07                                        14,000          13,807
   5.29%, 07/16/07                                        14,000          13,786

SCHWAB ADVISOR CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
BANK OF IRELAND
   5.28%, 04/30/07 (c)                                    48,000          47,797
   5.29%, 05/08/07 (c)                                     1,600           1,591
   5.32%, 05/21/07 (c)                                     6,000           5,957
   5.34%, 08/07/07 (c)                                    16,000          15,704
BARCLAYS US FUNDING CORP.
   5.33%, 06/20/07 (a)                                    41,000          40,528
   5.30%, 06/26/07 (a)                                    49,000          48,388
   5.33%, 08/17/07 (a)                                    89,000          87,231
BEAR STEARNS COMPANIES, INC.
   5.34%, 04/05/07                                        44,000          43,974
   5.37%, 04/20/07                                        10,000           9,972
   5.30%, 06/15/07                                         9,000           8,902
   5.31%, 07/02/07                                        70,000          69,075
   5.33%, 07/16/07                                        10,000           9,847
   5.35%, 08/03/07                                         9,000           8,838
BEETHOVEN FUNDING CORP.
   5.32%, 04/18/07 (a)(b)(c)                               5,000           4,988
   5.32%, 05/01/07 (a)(b)(c)                               1,358           1,352
   5.31%, 06/12/07 (a)(b)(c)                              16,000          15,832
   5.32%, 06/15/07 (a)(b)(c)                              15,000          14,836
   5.32%, 06/19/07 (a)(b)(c)                               3,000           2,965
BETA FINANCE, INC.
   5.32%, 05/11/07 (b)(c)                                 38,000          37,781
   5.30%, 06/20/07 (b)(c)                                 27,000          26,686
   5.30%, 07/18/07 (b)(c)                                 20,000          19,688
CANCARA ASSET SECURITISATION, L.L.C.
   5.29%, 06/06/07 (a)(b)(c)                              13,888          13,755
   5.29%, 06/08/07 (a)(b)(c)                               9,000           8,911
   5.31%, 06/13/07 (a)(b)(c)                             100,000          98,938
CC (USA), INC.
   5.33%, 05/01/07 (b)(c)                                 37,000          36,840
   5.30%, 06/11/07 (b)(c)                                 15,000          14,845
   5.34%, 08/28/07 (b)(c)                                 10,000           9,785
CHARIOT FUNDING, L.L.C.
   5.30%, 05/09/07 (a)(b)(c)                              25,356          25,215
   5.30%, 05/14/07 (a)(b)(c)                              25,000          24,843
   5.30%, 05/18/07 (a)(b)(c)                              15,473          15,367
   5.31%, 05/21/07 (a)(b)(c)                              30,000          29,782
   5.30%, 06/08/07 (a)(b)(c)                              18,000          17,823
CITIGROUP FUNDING, INC.
   5.31%, 04/13/07 (a)                                    85,000          84,852
   5.31%, 04/17/07 (a)                                    69,000          68,839
   5.30%, 04/18/07 (a)                                     6,000           5,985
   5.32%, 04/20/07 (a)                                    85,000          84,765
   5.32%, 04/23/07 (a)                                    50,000          49,840
   5.34%, 04/23/07 (a)                                    30,000          29,904
   5.32%, 05/02/07 (a)                                    35,000          34,842
   5.33%, 05/04/07 (a)                                   158,000         157,239
   5.32%, 05/07/07 (a)                                   140,000         139,265
   5.31%, 05/29/07 (a)                                    14,000          13,882
   5.30%, 06/21/07 (a)                                    17,000          16,800
CLIPPER RECEIVABLES CO., L.L.C.
   5.29%, 06/06/07 (a)(b)(c)                              37,000          36,646
COBBLER FUNDING, L.L.C.
   5.32%, 06/15/07 (b)(c)                                 54,000          53,409
   5.32%, 06/28/07 (b)(c)                                  8,000           7,897
CONCORD MINUTEMEN CAPITAL CO., SERIES A
   5.31%, 04/04/07 (a)(b)(c)                              15,000          14,994
   5.34%, 04/04/07 (a)(b)(c)                              43,000          42,981
   5.35%, 04/04/07 (a)(b)(c)                              15,000          14,993
   5.30%, 04/10/07 (a)(b)(c)                              44,000          43,942
   5.35%, 08/01/07 (a)(b)(c)                              42,696          41,942
   5.35%, 08/13/07 (a)(b)(c)                              18,000          17,651
CROWN POINT CAPITAL CO., L.L.C.
   5.32%, 04/16/07 (a)(b)(c)                              31,475          31,406
   5.37%, 04/23/07 (a)(b)(c)                              37,000          36,882
   5.29%, 06/06/07 (a)(b)(c)                              17,024          16,861
   5.31%, 06/14/07 (a)(b)(c)                              89,706          88,740
DAKOTA CP NOTES OF CITIBANK CREDIT CARD
   ISSUANCE TRUST
   5.31%, 04/11/07 (b)(c)                                 66,000          65,904
   5.30%, 04/13/07 (b)(c)                                 55,000          54,904
   5.32%, 04/18/07 (b)(c)                                200,000         199,504
   5.31%, 05/24/07 (b)(c)                                  4,500           4,465
   5.30%, 06/18/07 (b)(c)                                 52,000          51,411
DEPFA BANK, PLC
   5.31%, 04/18/07 (c)                                     1,000             998
   5.33%, 04/20/07 (c)                                    34,000          33,906
DEXIA DELAWARE, L.L.C.
   5.28%, 06/06/07 (a)                                    23,425          23,201
   5.30%, 06/22/07 (a)                                     2,000           1,976
DNB NOR BANK ASA
   5.34%, 04/13/07                                        11,500          11,480
   5.29%, 06/06/07                                        37,000          36,646
   5.31%, 07/11/07                                        13,000          12,811
DORADA FINANCE, INC.
   5.33%, 04/02/07 (b)(c)                                  2,000           2,000
   5.36%, 04/20/07 (b)(c)                                  3,000           2,992
   5.33%, 04/30/07 (b)(c)                                  8,500           8,464
   5.29%, 06/08/07 (b)(c)                                 10,000           9,901
   5.29%, 06/11/07 (b)(c)                                 10,000           9,897
EDISON ASSET SECURITIZATION CORP., L.L.C.
   5.35%, 04/11/07 (a)(b)(c)                              25,000          24,964
   5.32%, 06/20/07 (a)(b)(c)                              24,000          23,724
   5.29%, 09/10/07 (a)(b)(c)                              10,317          10,078
FAIRWAY FINANCE CO., L.L.C.
   5.29%, 04/26/07 (a)(b)(c)                              44,000          43,839
   5.31%, 05/21/07 (a)(b)(c)                               4,000           3,971
FALCON ASSET SECURITIZATION CORP.
   5.31%, 04/20/07 (a)(b)(c)                              50,000          49,862
   5.30%, 05/18/07 (a)(b)(c)                              49,759          49,418
   5.29%, 06/06/07 (a)(b)(c)                              22,666          22,449
   5.30%, 06/20/07 (a)(b)(c)                              57,000          56,338
FIVE FINANCE, INC.
   5.31%, 04/10/07 (b)(c)                                 25,000          24,967
   5.32%, 04/30/07 (b)(c)                                  9,000           8,962
   5.31%, 05/22/07 (b)(c)                                 12,000          11,912
   5.33%, 05/24/07 (b)(c)                                 14,000          13,893
   5.30%, 06/01/07 (b)(c)                                 16,000          15,858
   5.30%, 06/05/07 (b)(c)                                 12,000          11,887
   5.30%, 06/11/07 (b)(c)                                  2,000           1,979
   5.34%, 07/17/07 (b)(c)                                  1,000             985
   5.34%, 08/21/07 (b)(c)                                  4,000           3,918

SCHWAB ADVISOR CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
FORTIS FUNDING, L.L.C.
   5.31%, 05/25/07 (a)(c)                                 25,000          24,804
GALAXY FUNDING, INC.
   5.29%, 06/06/07 (b)(c)                                 10,000           9,904
   5.31%, 06/11/07 (b)(c)                                 19,000          18,804
   5.30%, 06/20/07 (b)(c)                                 35,000          34,593
GENERAL ELECTRIC CAPITAL CORP.
   5.41%, 05/01/07                                       104,000         103,548
   5.38%, 05/25/07                                        15,000          14,884
   5.32%, 06/28/07                                       196,000         193,537
   5.32%, 10/09/07                                        95,000          92,419
GENERAL ELECTRIC CAPITAL SERVICES
   5.56%, 04/20/07                                        35,000          34,901
   5.31%, 07/05/07                                        50,000          49,318
GENERAL ELECTRIC CO.
   5.33%, 06/18/07                                        25,000          24,718
   5.33%, 06/29/07                                         9,000           8,884
GRAMPIAN FUNDING, L.L.C.
   5.33%, 04/27/07 (a)(b)(c)                              19,000          18,929
   5.33%, 05/21/07 (a)(b)(c)                              17,000          16,877
   5.33%, 06/15/07 (a)(b)(c)                              56,000          55,394
   5.31%, 06/22/07 (a)(b)(c)                              25,000          24,702
   5.33%, 08/15/07 (a)(b)(c)                             106,000         103,922
   5.28%, 09/21/07 (a)(b)(c)                               9,000           8,777
HBOS TREASURY SERVICES, PLC
   5.31%, 04/23/07 (a)                                     2,000           1,994
   5.30%, 06/15/07 (a)                                     5,000           4,946
   5.33%, 07/18/07 (a)                                     1,000             984
   5.29%, 09/14/07 (a)                                    45,000          43,931
HSBC U.S.A., INC.
   5.33%, 05/11/07                                        26,000          25,850
   5.33%, 06/21/07                                        52,000          51,393
ING (U.S.) FUNDING, L.L.C.
   5.31%, 06/21/07 (a)                                     1,000             988
   5.31%, 07/12/07 (a)                                    30,000          29,561
IRISH LIFE & PERMANENT, PLC
   5.34%, 04/11/07 (c)                                     5,000           4,993
   5.33%, 06/19/07 (c)                                    27,500          27,187
   5.33%, 07/16/07 (c)                                     9,000           8,862
   5.33%, 08/22/07 (c)                                    12,000          11,753
   5.28%, 09/26/07 (c)                                     1,000             975
J.P. MORGAN CHASE & CO.
   5.29%, 05/23/07                                        59,069          58,622
JUPITER SECURITIZATION CORP.
   5.30%, 04/13/07 (a)(b)(c)                              22,000          21,962
   5.30%, 06/08/07 (a)(b)(c)                              25,090          24,843
K2 (USA), L.L.C.
   5.33%, 05/17/07 (b)(c)                                  1,500           1,490
   5.35%, 08/06/07 (b)(c)                                 18,000          17,669
   5.35%, 08/14/07 (b)(c)                                  5,800           5,687
   5.33%, 08/16/07 (b)(c)                                 22,000          21,565
KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.
   5.29%, 04/05/07 (a)(c)                                 19,000          18,989
   5.29%, 06/06/07 (a)(c)                                 35,000          34,665
KITTY HAWK FUNDING CORP.
   5.30%, 05/25/07 (a)(b)(c)                              44,000          43,653
   5.31%, 06/19/07 (a)(b)(c)                              41,470          40,994
KLIO FUNDING CORP.
   5.32%, 04/12/07 (b)(c)                                 15,129          15,105
KLIO III FUNDING CORP.
   5.31%, 06/05/07 (b)(c)                                 35,927          35,587
LEXINGTON PARKER CAPITAL CO., L.L.C.
   5.33%, 08/21/07 (a)(b)(c)                              85,000          83,258
LINKS FINANCE, L.L.C.
   5.35%, 04/26/07 (b)(c)                                 21,000          20,924
MANE FUNDING CORP.
   5.32%, 04/27/07 (b)(c)                                 15,525          15,466
   5.30%, 05/29/07 (b)(c)                                 10,000           9,915
   5.30%, 05/30/07 (b)(c)                                 25,238          25,021
   5.29%, 06/07/07 (b)(c)                                 23,380          23,153
   5.30%, 06/12/07 (b)(c)                                 41,234          40,803
   5.31%, 06/18/07 (b)(c)                                 11,000          10,875
   5.31%, 06/20/07 (b)(c)                                 40,046          39,580
MONT BLANC CAPITAL CORP.
   5.31%, 04/09/07 (a)(b)(c)                               8,000           7,991
   5.32%, 04/26/07 (a)(b)(c)                              16,000          15,942
   5.31%, 05/16/07 (a)(b)(c)                              15,000          14,902
   5.29%, 06/07/07 (a)(b)(c)                              48,614          48,142
   5.30%, 06/21/07 (a)(b)(c)                               9,000           8,894
MORGAN STANLEY
   5.33%, 05/22/07                                        80,000          79,410
   5.33%, 06/21/07                                        87,500          86,479
   5.32%, 06/29/07                                         4,000           3,949
   5.31%, 07/09/07                                         6,000           5,915
NATIONWIDE BUILDING SOCIETY U.S.
   5.31%, 05/03/07                                        25,500          25,383
   5.30%, 06/13/07                                        25,400          25,131
   5.30%, 06/14/07                                        11,000          10,882
   5.32%, 07/10/07                                        56,000          55,194
   5.35%, 08/09/07                                        19,000          18,643
NATIXIS COMMERCIAL PAPER CORP. (CNCE)
   5.31%, 04/12/07 (a)(c)                                 29,000          28,954
   5.29%, 06/06/07 (a)(c)                                  8,000           7,924
NIEUW AMSTERDAM RECEIVABLES CORP.
   5.31%, 04/03/07 (a)(b)(c)                               8,000           7,998
   5.29%, 04/12/07 (a)(b)(c)                              15,000          14,976
   5.31%, 05/25/07 (a)(b)(c)                               4,318           4,284
   5.30%, 05/29/07 (a)(b)(c)                               4,000           3,966
   5.31%, 06/11/07 (a)(b)(c)                              29,983          29,673
NORTHERN ROCK PLC
   5.31%, 05/21/07                                        50,000          49,636
   5.31%, 05/25/07                                        19,000          18,851
OLD LINE FUNDING, L.L.C.
   5.30%, 06/14/07 (a)(b)(c)                             126,291         124,933
   5.31%, 06/14/07 (a)(b)(c)                              16,000          15,828
PARK AVENUE RECEIVABLES CO. L.L.C.
 5.30%, 05/25/07 (a)(b)(c)                                10,934          10,848
PARK GRANADA, L.L.C.
   5.33%, 04/30/07 (b)(c)                                 31,000          30,870
   5.31%, 05/01/07 (b)(c)                                 21,000          20,910
   5.32%, 05/31/07 (b)(c)                                 33,000          32,710
   5.31%, 06/07/07 (b)(c)                                 20,000          19,805
   5.31%, 09/25/07 (b)(c)                                 31,000          30,214
PICAROS FUNDING, L.L.C.
   5.30%, 05/02/07 (a)(b)(c)                              18,000          17,918
   5.31%, 05/03/07 (a)(b)(c)                              20,000          19,908
   5.31%, 06/19/07 (a)(b)(c)                              36,000          35,586

SCHWAB ADVISOR CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
RABOBANK USA FINANCIAL CORP.
   5.41%, 04/02/07 (a)                                   100,000          99,985
RANGER FUNDING CO., L.L.C.
   5.30%, 05/01/07 (a)(b)(c)                              12,000          11,947
SAN PAOLO IMI U.S. FINANCIAL CO.
   5.30%, 04/27/07 (a)                                     2,000           1,993
   5.32%, 04/27/07 (a)                                     1,000             996
   5.33%, 06/14/07 (a)                                    17,140          16,957
SANTANDER CENTRAL HISPANO FINANCE (DELAWARE),
INC.
   5.37%, 04/16/07 (a)                                    69,000          68,849
   5.33%, 06/14/07 (a)                                    20,000          19,787
SCALDIS CAPITAL LTD.
   5.30%, 04/16/07 (a)(b)(c)                               1,000             998
   5.33%, 04/20/07 (a)(b)(c)                              17,945          17,896
   5.32%, 04/25/07 (a)(b)(c)                              25,000          24,913
   5.30%, 06/26/07 (a)(b)(c)                              10,342          10,213
SEDNA FINANCE, INC.
   5.35%, 07/30/07 (b)(c)                                 30,000          29,479
   5.35%, 08/06/07 (b)(c)                                 21,000          20,614
   5.34%, 08/28/07 (b)(c)                                 10,000           9,785
SHEFFIELD RECEIVABLES CORP.
   5.30%, 04/05/07 (a)(b)(c)                              25,000          24,985
SIGMA FINANCE, INC.
   5.31%, 04/03/07 (b)(c)                                  2,000           1,999
   5.35%, 04/27/07 (b)(c)                                  1,000             996
   5.37%, 04/27/07 (b)(c)                                 15,000          14,943
   5.32%, 05/17/07 (b)(c)                                 26,000          25,828
   5.31%, 05/29/07 (b)(c)                                 20,000          19,833
   5.41%, 05/29/07 (b)(c)                                 13,000          12,891
   5.31%, 05/30/07 (b)(c)                                  9,000           8,923
   5.30%, 06/04/07 (b)(c)                                 10,000           9,907
   5.31%, 06/29/07 (b)(c)                                 23,000          22,703
   5.34%, 07/06/07 (b)(c)                                 39,000          38,464
   5.31%, 07/09/07 (b)(c)                                 34,000          33,517
   5.35%, 08/01/07 (b)(c)                                 15,000          14,735
SKANDINAVISKA ENSKILDA BANKEN AB
   5.37%, 04/10/07                                        23,000          22,970
   5.35%, 08/02/07                                        94,000          92,328
SOCIETE GENERALE NORTH AMERICA, INC.
   5.30%, 04/02/07 (a)                                     2,097           2,097
   5.37%, 04/20/07 (a)                                    10,000           9,972
   5.30%, 05/03/07 (a)                                    10,000           9,954
   5.36%, 05/15/07 (a)                                     2,000           1,987
   5.30%, 06/11/07 (a)                                     2,400           2,375
   5.31%, 06/19/07 (a)                                    11,000          10,877
   5.33%, 08/15/07 (a)                                    13,000          12,745
   5.29%, 09/12/07 (a)                                    10,000           9,765
SOLITAIRE FUNDING, L.L.C.
   5.30%, 06/04/07 (a)(b)(c)                             100,000          99,069
   5.29%, 06/12/07 (a)(b)(c)                              32,000          31,666
   5.30%, 06/18/07 (a)(b)(c)                              92,000          90,957
   5.30%, 06/21/07 (a)(b)(c)                              13,000          12,847
STADSHYPOTEK DELAWARE, INC.
   5.31%, 05/22/07 (a)(c)                                 41,000          40,696
   5.29%, 05/30/07 (a)(c)                                 14,000          13,880
STANFIELD VICTORIA FUNDING
   5.32%, 04/30/07 (b)(c)                                 13,000          12,945
   5.29%, 06/01/07 (b)(c)                                 40,000          39,646
SWEDBANK AB
   5.31%, 04/12/07                                        12,000          11,981
   5.35%, 08/16/07                                        34,000          33,327
THE GOLDMAN SACHS GROUP, INC.
   5.29%, 06/07/07                                        16,000          15,845
THUNDER BAY FUNDING, L.L.C.
   5.29%, 04/02/07 (a)(b)(c)                              11,871          11,869
   5.31%, 06/25/07 (a)(b)(c)                               1,542           1,523
TICONDEROGA FUNDING, L.L.C.
   5.30%, 04/27/07 (a)(b)(c)                             137,000         136,479
TRIPLE-A ONE FUNDING CORP.
   5.30%, 06/25/07 (a)(b)(c)                              14,962          14,777
UBS FINANCE (DELAWARE), INC.
   5.29%, 04/09/07 (a)                                   159,000         158,816
   5.33%, 05/08/07 (a)                                     5,400           5,371
   5.29%, 06/08/07 (a)                                     7,000           6,931
   5.30%, 06/11/07 (a)                                    89,000          88,083
   5.30%, 06/12/07 (a)                                    42,100          41,665
   5.31%, 07/03/07 (a)                                     5,000           4,933
   5.29%, 07/05/07 (a)                                   100,000          98,641
   5.33%, 07/16/07 (a)                                    20,000          19,694
   5.29%, 07/17/07 (a)                                     4,000           3,938
   5.34%, 08/02/07 (a)                                    70,000          68,756
   5.33%, 08/14/07 (a)                                     8,000           7,844
   5.35%, 08/14/07 (a)                                    87,000          85,302
   5.33%, 08/23/07 (a)                                     5,000           4,896
UNICREDITO ITALIANO BANK (IRELAND) PLC
   5.30%, 05/29/07 (a)(c)                                 40,000          39,662
   5.36%, 07/31/07 (a)(c)                                 48,000          47,159
   5.36%, 08/07/07 (a)(c)                                  3,000           2,944
VARIABLE FUNDING CAPITAL CORP.
   5.29%, 05/03/07 (a)(b)(c)                             150,000         149,301
WESTPAC BANKING CORP.
   5.31%, 05/07/07 (c)                                     2,000           1,990
   5.33%, 05/07/07 (c)                                    10,000           9,948
   5.33%, 06/29/07 (c)                                    47,000          46,402
   5.30%, 07/09/07 (c)                                    15,000          14,785
   5.30%, 07/11/07 (c)                                     3,425           3,375
   5.34%, 08/08/07 (c)                                    52,000          51,030
   5.35%, 08/08/07 (c)                                     1,000             981
   5.35%, 08/15/07 (c)                                    32,000          31,371
WESTPAC TRUST SECURITIES NZ LTD.
   5.34%, 04/26/07 (a)(c)                                 80,000          79,711
WHISTLEJACKET CAPITAL, L.L.C.
   5.30%, 04/03/07 (b)(c)                                 32,946          32,936
WHITE PINE FINANCE, L.L.C.
   5.31%, 05/04/07 (b)(c)                                 30,537          30,389
YORKTOWN CAPITAL, L.L.C.
   5.29%, 04/23/07 (a)(b)(c)                              20,995          20,928
                                                                      ----------
                                                                       9,522,921
PROMISSORY NOTES 0.1%
--------------------------------------------------------------------------------
THE GOLDMAN SACHS GROUP, INC.
   5.63%, 04/20/07 (d)                                    11,000          11,000
                                                                      ----------
TOTAL FIXED-RATE OBLIGATIONS
(COST $13,717,923)                                                    13,717,923
                                                                      ----------

SCHWAB ADVISOR CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
VARIABLE-RATE OBLIGATIONS 13.6% OF NET ASSETS

BANCO ESPANOL DE CREDITO S.A.
   5.34%, 07/18/07 (c)                                    50,000          50,000
BANK OF IRELAND
   5.32%, 04/20/07 (c)                                    10,000          10,000
BANK OF NOVA SCOTIA
   5.26%, 04/04/07                                        40,000          39,991
BARCLAYS BANK PLC
   5.28%, 04/05/07                                        40,000          39,999
   5.28%, 04/16/07                                       100,000          99,987
BNP PARIBAS
   5.27%, 04/02/07 (a)                                    25,000          24,999
BRECKENRIDGE TERRACE, L.L.C.
   5.37%, 04/05/07 (a)                                     1,000           1,000
CANADIAN IMPERIAL BANK OF COMMERCE
   5.32%, 04/23/07                                        25,000          25,000
   5.40%, 04/30/07                                        82,000          82,000
COOK COUNTY, IL
   5.34%, 04/04/07 (a)                                     1,500           1,500
DANSKE BANK A/S
   5.29%, 04/20/07                                       200,000         200,000
DEUTSCHE BANK, AG
   5.40%, 04/06/07                                        85,000          85,003
   5.38%, 04/23/07                                       250,000         250,000
EAGLE COUNTY, CO
   5.37%, 04/05/07 (a)                                     2,000           2,000
FIVE FINANCE, INC.
   5.27%, 04/25/07 (b)(c)                                 20,000          19,999
K2 (USA), L.L.C.
   5.28%, 04/16/07 (b)(c)                                 17,000          17,000
   5.32%, 04/27/07 (b)(c)                                 50,000          50,005
LEXINGTON PARKER CAPITAL CO., L.L.C.
   5.27%, 04/05/07 (a)(b)(c)                              27,000          26,998
LIBERTY LIGHTHOUSE U.S. CAPITAL CO., L.L.C.
   5.28%, 04/16/07 (b)(c)                                  5,000           4,999
   5.37%, 05/21/07 (b)(c)                                 35,000          35,008
   5.31%, 07/02/07 (b)(c)                                 15,000          14,997
LINKS FINANCE, L.L.C.
   5.29%, 04/16/07 (b)(c)                                 10,000          10,000
   5.30%, 04/16/07 (b)(c)                                 50,000          50,000
   5.32%, 04/20/07 (b)(c)                                 40,000          40,006
   5.33%, 04/30/07 (b)(c)                                 30,000          30,002
   5.31%, 06/20/07 (b)(c)                                  7,000           6,999
MERRILL LYNCH & CO., INC.
   5.33%, 04/16/07                                        25,000          25,000
   5.30%, 04/18/07                                        50,000          50,000
MORGAN STANLEY
   5.36%, 04/03/07                                        20,000          20,000
NORDEA BANK AB
   5.33%, 04/11/07 (c)                                    25,000          25,000
ROYAL BANK OF CANADA
   5.25%, 04/03/07                                       100,000         100,000
ROYAL BANK OF SCOTLAND, PLC
   5.26%, 04/16/07                                        30,000          29,997
   5.31%, 04/23/07 (c)                                    20,000          20,000
   5.27%, 04/26/07                                        50,000          49,985
SEDNA FINANCE, INC.
   5.29%, 04/12/07 (b)(c)                                 48,000          47,996
SIGMA FINANCE, INC.
   5.32%, 04/16/07 (b)(c)                                  6,000           6,000
   5.35%, 04/25/07 (b)(c)                                 50,000          50,006
   5.32%, 06/25/07 (b)(c)                                 23,000          23,000
SOCIETE GENERALE
   5.31%, 04/02/07 (c)                                    15,000          15,000
SUMITOMO TRUST & BANKING CO.
   5.32%, 04/05/07                                        14,000          14,000
   5.32%, 04/13/07                                        32,000          32,000
   5.32%, 04/16/07                                       116,000         116,000
   5.32%, 04/30/07                                        45,000          45,000
SWEDBANK AG
   5.31%, 06/15/07                                        65,000          64,996
TENDERFOOT SEASONAL HOUSING, L.L.C.
   5.37%, 04/05/07 (a)                                     2,885           2,885
THE GOLDMAN SACHS GROUP, INC.
   5.34%, 04/02/07 (d)                                   155,000         155,000
   5.36%, 04/17/07 (c)(d)                                 77,000          77,000
WESTPAC BANKING CORP.
   5.31%, 04/16/07 (c)                                    25,000          25,000
WHISTLEJACKET CAPITAL, L.L.C.
   5.28%, 04/11/07 (b)(c)                                  5,000           5,000
WHITE PINE FINANCE, L.L.C.
   5.28%, 04/10/07 (b)(c)                                 10,000          10,000
   5.28%, 04/12/07 (b)(c)                                 25,000          24,999
   5.28%, 04/20/07 (b)(c)                                 53,000          52,991
                                                                      ----------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $2,304,347)                                                      2,304,347
                                                                      ----------

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
OTHER INVESTMENTS 6.2% OF NET ASSETS

REPURCHASE AGREEMENTS 6.2%
--------------------------------------------------------------------------------
BARCLAYS CAPITAL, INC.
Tri-Party Repurchase Agreement dated 03/30/07,
   due 04/02/07 at 5.38%, fully collateralized
   by U.S. Government Securities with a value
   of $204,000.                                          200,090         200,000
CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement dated 03/30/07,
   due 04/02/07 at 5.38%, fully collateralized
   by U.S. Government Securities with a value
   of $6,579.                                              6,452           6,449

SCHWAB ADVISOR CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      MATURITY
ISSUER                                                 AMOUNT          VALUE
RATE, MATURITY DATE                                 ($ X 1,000)     ($ X 1,000)
DEUTSCHE BANK SECURITIES, INC.
Tri-Party Repurchase Agreement dated 03/30/07,
   due 04/02/07 at 5.38%, fully collateralized
   by U.S. Government Securities with a value
   of $102,000.                                          100,045        100,000
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement dated 03/30/07,
   due 04/02/07 at 5.38%, fully collateralized
   by U.S. Government Securities with a value
   of $765,003.                                          750,336        750,000
                                                                    -----------
TOTAL OTHER INVESTMENTS
(COST $1,056,449)                                                     1,056,449
                                                                    -----------

END OF INVESTMENTS.
At 03/31/07, the tax basis cost of the fund's investments was $17,078,719.

At 03/31/07, portfolio holdings included illiquid and/or restricted securities as follows:

ISSUER
RATE, ACQUISITION DATE                              FACE AMOUNT        VALUE
MATURITY DATE                                       ($ X 1,000)     ($ X 1,000)
THE GOLDMAN SACHS GROUP, INC.
   5.34%, 03/02/06, 04/02/07                            155,000         155,000
   5.36%, 03/19/07, 04/17/07                             77,000          77,000
   5.63%, 07/26/06, 04/20/07                             11,000          11,000
                                                                    -----------
                                                                        243,000

(a) Credit-enhanced security.
(b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,350,468 or 37.4% of net assets.
(d) Illiquid and/or restricted security.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                   ($ X 1,000)   ($ X 1,000)
--------------------------------------------------------------------------------
 99.6%  MUNICIPAL SECURITIES                             9,166,858     9,166,858
--------------------------------------------------------------------------------
 99.6%  TOTAL INVESTMENTS                                9,166,858     9,166,858
  0.4%  OTHER ASSETS AND
        LIABILITIES                                                       34,417
 -------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     9,201,275

ISSUER                                                 FACE AMOUNT      VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)
MUNICIPAL SECURITIES 99.6% OF NET ASSETS

CALIFORNIA  94.2%
--------------------------------------------------------------------------------
ALAMEDA CNTY IDA
RB (Aitchison Family Partnership) Series 1993A
   3.65%, 04/04/07 (a)(b)                                    2,480         2,480
RB (JMS Family Partnership) Series 1995A
   3.65%, 04/04/07 (a)(b)                                    1,000         1,000
ANAHEIM HOUSING AUTH
M/F Housing RB (Casa Granada Apts) Series 1997A
   3.65%, 04/05/07 (a)(b)                                    3,395         3,395
M/F Housing RB (Park Vista Apts) Series 2000D
   3.64%, 04/04/07 (a)(b)                                   21,000        21,000
M/F Housing RB (Port Trinidad Apts) Series 1997C
   3.65%, 04/05/07 (a)(b)                                    1,940         1,940
M/F Housing Refunding RB (Sage Park) Series 1998A
   3.64%, 04/05/07 (a)(b)                                    5,500         5,500
ANAHEIM PUBLIC FINANCING AUTH
RB (Electric System Distribution Facilities)
   Series 2007A
   3.65%, 04/05/07 (a)(b)(c)(d)                             23,840        23,840
ASSOCIATION OF BAY AREA GOVERNMENTS
Bonds (Airport Premium Fare-Bart SFO Extension)
   Series 2002A
   3.66%, 04/05/07 (a)(b)(c)(d)                              9,995         9,995
COP (Harker School Foundation) Series 1998
   3.69%, 04/04/07 (a)(b)                                    4,050         4,050
M/F Housing RB (Artech Building) Series 1999A
   3.71%, 04/05/07 (a)(b)                                    3,200         3,200
M/F Housing RB (Crossing Apts) Series 2002A
   3.64%, 04/05/07 (a)(b)                                   64,450        64,450
M/F Housing RB (Miramar Apts) Series 2000A
   3.64%, 04/05/07 (a)(b)                                   30,000        30,000
M/F Housing RB (Mountain View Apts) Series 1997A
   3.70%, 04/05/07 (a)(b)                                    5,910         5,910
RB (Air Force Village West) Series 2005
   3.62%, 04/05/07 (a)(b)                                   11,295        11,295
RB (Brandeis Hillel Day School) Series 2001
   3.55%, 04/05/07 (a)(b)                                    9,765         9,765
RB (Francis Parker School) Series 2005
   3.55%, 04/05/07 (a)(b)                                    5,000         5,000
RB (Public Policy Institute of California)
   Series 2001A
   3.55%, 04/05/07 (a)(b)                                   10,000        10,000
BAY AREA TOLL AUTH
San Francisco Bay Area Toll Bridge RB Series 2001D
   3.66%, 04/05/07 (a)(b)(c)(d)                             10,125        10,125
San Francisco Bay Area Toll Bridge RB Series 2004 B
   3.50%, 04/05/07 (a)(b)(c)                                14,000        14,000
San Francisco Bay Area Toll Bridge RB Series 2006F
   3.68%, 04/05/07 (a)(c)(d)                                49,070        49,070
CALIFORNIA
2006-07 RAN
   3.58%, 06/29/07                                           6,350         6,363
Economic Recovery Bonds Series 2004A
   3.67%, 04/04/07 (a)(c)(d)                               102,000       102,000
   3.64%, 04/05/07 (a)(b)(c)(d)                              8,872         8,872
   3.65%, 04/05/07 (a)(c)(d)                                58,740        58,740
   3.65%, 04/05/07 (a)(b)(c)(d)                             31,420        31,420
   3.66%, 04/05/07 (a)(b)(c)                                21,160        21,160
   3.68%, 04/05/07 (a)(b)(c)(d)                              8,495         8,495
Economic Recovery Bonds Series 2004C1
   3.73%, 04/02/07 (a)(c)                                    6,500         6,500
Economic Recovery Bonds Series 2004C11
   3.58%, 04/04/07 (a)(b)                                   19,849        19,849
Economic Recovery Bonds Series 2004C18
   3.53%, 04/04/07 (a)(b)(c)                                 1,000         1,000
Economic Recovery Bonds Series 2004C21
   3.57%, 04/04/07 (a)(b)(c)                                11,850        11,850
Economic Recovery Bonds Series 2004C3
   3.65%, 04/02/07 (a)(c)                                   23,225        23,225

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                 FACE AMOUNT      VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)
Economic Recovery Bonds Series 2004C8
   3.55%, 04/02/07 (a)(b)                                    7,600         7,600
GO Bonds
   3.67%, 04/04/07 (a)(b)(c)                                 6,100         6,100
   3.64%, 04/05/07 (a)(b)(c)(d)                             67,838        67,838
   3.64%, 04/05/07 (a)(b)(c)                                 5,055         5,055
   3.65%, 04/05/07 (a)(b)(c)(d)                            169,305       169,305
   3.65%, 04/05/07 (a)(b)(c)                                 9,870         9,870
   3.66%, 04/05/07 (a)(b)(c)(d)                             50,525        50,525
   3.66%, 04/05/07 (a)(b)(c)                                67,080        67,080
   3.68%, 04/05/07 (a)(b)(c)(d)                            109,695       109,695
   3.68%, 04/05/07 (a)(b)(c)                                14,835        14,835
   3.72%, 04/05/07 (a)(b)(c)(d)                             19,800        19,800
GO Bonds Series 1999
   3.64%, 04/05/07 (a)(b)(c)(d)                             10,835        10,835
GO Bonds Series 2003C3
   3.58%, 04/05/07 (a)(b)                                   35,000        35,000
GO Bonds Series 2003C4
   3.56%, 04/05/07 (a)(b)                                    2,400         2,400
GO Bonds Series 2004B6
   3.58%, 04/05/07 (a)(b)                                   17,300        17,300
GO Bonds Series 2005A1
   3.55%, 04/04/07 (a)(b)                                   53,500        53,500
GO Bonds Series 2005B6
   3.65%, 04/02/07 (a)(b)                                   19,740        19,740
GO Bonds Series 2005B7
   3.65%, 04/02/07 (a)(b)                                    2,400         2,400
GO Bonds Series 2006
   3.66%, 04/05/07 (a)(b)(c)                                 9,780         9,780
GO CP Notes
   3.54%, 04/03/07 (c)                                      50,000        50,000
   3.52%, 04/04/07 (c)                                      73,200        73,200
   3.55%, 05/24/07 (c)                                      32,800        32,800
   3.57%, 06/04/07 (c)                                      50,000        50,000
   3.52%, 06/05/07 (c)                                     100,000       100,000
   3.55%, 06/05/07 (c)                                       5,000         5,000
   3.57%, 06/11/07 (c)                                      35,000        35,000
   3.60%, 06/11/07 (c)                                      49,000        49,000
   3.57%, 06/12/07 (c)                                      40,000        40,000
GO Refunding Bonds
   3.65%, 04/05/07 (a)(b)(c)                                13,260        13,260
   3.65%, 04/05/07 (a)(b)(c)(d)                              4,410         4,410
   3.66%, 04/05/07 (a)(b)(c)(d)                             26,210        26,210
   3.68%, 04/05/07 (a)(b)(c)(d)                             10,000        10,000
   3.69%, 04/05/07 (a)(b)(c)                                 2,210         2,210
GO Refunding Bonds Series 2005
   3.66%, 04/05/07 (a)(b)(c)                                22,655        22,655
Veterans GO Bonds Series CB
   3.70%, 04/05/07 (a)(b)(c)(d)                              9,375         9,375
CALIFORNIA DEPT OF WATER RESOURCES
BAN (Central Valley) Series 2007A
   3.67%, 04/05/07 (a)(b)(c)                                63,000        63,000
Power Supply RB Series 2002B1
   3.70%, 04/03/07 (a)(b)                                    1,700         1,700
Power Supply RB Series 2002B2
   3.70%, 04/03/07 (a)(b)                                   46,500        46,500
Power Supply RB Series 2002B3
   3.55%, 04/02/07 (a)(b)                                    5,600         5,600
Power Supply RB Series 2002B4
   3.61%, 04/02/07 (a)(b)                                   25,740        25,740
Power Supply RB Series 2002C11
   3.55%, 04/05/07 (a)(b)                                    3,100         3,100
Power Supply RB Series 2002C17
   3.55%, 04/05/07 (a)(b)                                   10,450        10,450
Power Supply RB Series 2002C3
   3.53%, 04/05/07 (a)(b)(c)                                15,510        15,510
Power Supply RB Series 2002C8
   3.50%, 04/05/07 (a)(b)                                    3,000         3,000
Power Supply RB Series 2005F3
   3.68%, 04/02/07 (a)(b)                                    3,500         3,500
Power Supply RB Series 2005F4
   3.68%, 04/02/07 (a)(b)                                   11,200        11,200
Power Supply RB Series 2005G3
   3.55%, 04/05/07 (a)(b)(c)                                34,080        34,080
Water Refunding RB (Big Bear Lake) Series 1996
   3.66%, 04/05/07 (a)(b)(c)(d)                              8,445         8,445
CALIFORNIA ECONOMIC DEVELOPMENT FINANCING AUTH
Airport Facilities RB (Mercury Air Group)
   Series 1998
   3.62%, 04/05/07 (a)(b)                                   11,500        11,500
IDRB (Calco) Series 1997
   3.62%, 04/04/07 (a)(b)                                      300           300
CALIFORNIA EDUCATIONAL FACILITIES AUTH
RB (California Institute of Technology)
   Series 2006A
   3.55%, 04/05/07 (a)                                      25,000        25,000
RB (Chapman University) Series 2000
   3.55%, 04/04/07 (a)(b)                                    4,400         4,400
RB (University of Judaism) Series 1998A
   3.73%, 04/05/07 (a)(b)                                    4,900         4,900
Refunding RB (Pepperdine University) Series 2005A
   3.66%, 04/05/07 (a)(b)(c)(d)                             20,835        20,835
CALIFORNIA HEALTH FACILITIES FINANCING AUTH
Insured RB (Southern California Presbyterian Homes)
   Series 1998
   3.62%, 04/04/07 (a)(b)(c)                                42,285        42,285
RB (Kaiser Permanente) Series 1998A
   3.65%, 04/05/07 (a)(b)(c)(d)                              9,995         9,995
RB (Kaiser Permanente) Series 2006C
   3.60%, 04/04/07 (a)                                     150,000       150,000
RB (Kaiser Permanente) Series 2006E
   3.43%, 04/10/07                                          40,000        40,000
Refunding RB (Cedars-Sinai Medical Center)
   Series 2005
   3.68%, 04/05/07 (a)(b)(c)                                 2,425         2,425
CALIFORNIA HFA
Home Mortgage RB Series 2001N
   3.85%, 04/03/07 (a)(b)(c)                                 3,300         3,300
Home Mortgage RB Series 2002F
   3.85%, 04/03/07 (a)(b)(c)                                12,310        12,310
Home Mortgage RB Series 2003H
   3.66%, 04/04/07 (a)(b)(c)                                18,840        18,840
Home Mortgage RB Series 2003K
   3.69%, 04/04/07 (a)(c)                                    6,800         6,800
Home Mortgage RB Series 2003M
   3.85%, 04/03/07 (a)(c)                                   21,050        21,050

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                 FACE AMOUNT      VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)
Home Mortgage RB Series 2005B
   3.65%, 04/04/07 (a)(c)                                   87,565        87,565
Home Mortgage RB Series 2005H
   3.57%, 04/02/07 (a)(c)                                   15,200        15,200
Home Mortgage RB Series 2006I
   3.69%, 04/05/07 (a)(c)                                    4,620         4,620
Home Mortgage RB Series 2006K
   3.69%, 04/05/07 (a)(c)                                   18,870        18,870
M/F Housing RB III Series 2002A
   3.66%, 04/04/07 (a)(c)                                   28,205        28,205
M/F Housing RB III Series 2002E
   3.66%, 04/04/07 (a)(c)                                   57,690        57,690
M/F Housing RB III Series 2005B
   3.66%, 04/04/07 (a)(b)(c)                                57,525        57,525
CALIFORNIA INFRASTRUCTURE &
ECONOMIC DEVELOPMENT BANK
Bay Area Bridges Seismic Retrofit RB
   First Lien Series 2003A
   3.64%, 04/05/07 (a)(b)(c)                                21,553        21,553
IDRB (American-De Rosa Lamp Arts) Series 1999
   3.70%, 04/04/07 (a)(b)                                    4,950         4,950
IDRB (Fairmont Sign Co) Series 2000A
   3.82%, 04/05/07 (a)(b)                                    4,250         4,250
IDRB (Nelson Name Plate Co) Series 1999
   3.64%, 04/01/07 (a)(b)                                    2,450         2,450
IDRB (Roller Bearing Co) Series 1999
   3.80%, 04/04/07 (a)(b)                                    2,400         2,400
Insured RB (Rand Corp) Series 2002B
   3.43%, 04/03/07 (a)(b)(c)(d)                             12,920        12,920
RB (Bay Area Toll Bridges Seismic Retrofit)
   Series 2003A
   3.64%, 04/05/07 (a)(b)(c)                                32,540        32,540
   3.65%, 04/05/07 (a)(b)(c)(d)                             17,760        17,760
RB (California Independent System
   Operator Corp) Series 2004A
   3.55%, 04/04/07 (a)(b)(c)                                 8,930         8,930
RB (J. Paul Getty Trust) Series 2003D
   3.70%, 04/03/07 (a)                                       2,500         2,500
RB (J. Paul Getty Trust) Series 2004B
   3.70%, 04/03/07 (a)                                       8,530         8,530
RB (SRI International) Series 2003A
   3.58%, 04/05/07 (a)(b)                                    3,950         3,950
RB (The Contemporary Jewish Museum) Series 2006
   3.55%, 04/05/07 (a)(b)                                   15,900        15,900
CALIFORNIA POLLUTION CONTROL FINANCE AUTH
Refunding RB (Pacific Gas and Electric)
   Series 1996A
   3.67%, 04/05/07 (a)(b)(c)(d)                             34,115        34,115
Resource Recovery RB (Sanger)
   Series 1990A
   3.65%, 04/04/07 (a)(b)                                   19,200        19,200
Resource Recovery RB (Wadham Energy)
   Series 1987B
   3.66%, 04/04/07 (a)(b)                                    1,800         1,800
Solid Waste Disposal RB (Ag Resources III)
   Series 2004
   3.69%, 04/04/07 (a)(b)                                    5,570         5,570
Solid Waste Disposal RB (Agrifab) Series 2003
   3.69%, 04/04/07 (a)(b)                                    5,800         5,800
Solid Waste Disposal RB (Alameda Cnty Industries)
   Series 2000A
   3.69%, 04/04/07 (a)(b)                                    2,975         2,975
Solid Waste Disposal RB (Athens Disposal Co)
   Series 1995A
   3.69%, 04/04/07 (a)(b)                                    7,500         7,500
Solid Waste Disposal RB (Athens Disposal Co)
   Series 1999A
   3.69%, 04/04/07 (a)(b)                                    4,410         4,410
Solid Waste Disposal RB (Athens Services)
   Series 2001A
   3.69%, 04/04/07 (a)(b)                                    2,895         2,895
Solid Waste Disposal RB (Athens Services)
   Series 2006A
   3.69%, 04/04/07 (a)(b)                                   22,400        22,400
Solid Waste Disposal RB (Atlas Disposal Industries)
   Series 1999A
   3.69%, 04/04/07 (a)(b)                                    5,400         5,400
Solid Waste Disposal RB (BLT Enterprises of Fremont)
   Series 2005A
   3.74%, 04/04/07 (a)(b)                                    7,280         7,280
Solid Waste Disposal RB (BLT Enterprises
   of Sacramento) Series 1999A
   3.69%, 04/04/07 (a)(b)                                    8,190         8,190
Solid Waste Disposal RB (Blue Line Transfer)
   Series 1999A
   3.69%, 04/04/07 (a)(b)                                    3,895         3,895
Solid Waste Disposal RB (Blue Line Transfer)
   Series 2001A
   3.69%, 04/04/07 (a)(b)                                    3,810         3,810
Solid Waste Disposal RB (Burrtec Waste and Recycling
   Services LLC) Series 2006A
   3.69%, 04/04/07 (a)(b)                                   18,425        18,425
Solid Waste Disposal RB (Burrtec Waste Group)
   Series 2004
   3.69%, 04/04/07 (a)(b)                                    9,920         9,920
Solid Waste Disposal RB (Burrtec Waste Group)
   Series 2006A
   3.69%, 04/04/07 (a)(b)                                   18,445        18,445
Solid Waste Disposal RB (Burrtec Waste Industries)
   Series 1997B
   3.69%, 04/04/07 (a)(b)                                    4,600         4,600
Solid Waste Disposal RB (Burrtec Waste Industries)
   Series 2000A
   3.69%, 04/04/07 (a)(b)                                    4,705         4,705
Solid Waste Disposal RB (Burrtec Waste Industries)
   Series 2002A
   3.69%, 04/04/07 (a)(b)                                    9,900         9,900
Solid Waste Disposal RB (California Waste Solutions)
   Series 2002A
   3.69%, 04/04/07 (a)(b)                                   10,110        10,110

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                 FACE AMOUNT      VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)
Solid Waste Disposal RB (California Waste Solutions)
   Series 2004A
   3.69%, 04/04/07 (a)(b)                                    8,350         8,350
Solid Waste Disposal RB (Cedar Avenue Recycling &
   Transfer Station)
   3.69%, 04/04/07 (a)(b)                                    2,700         2,700
Solid Waste Disposal RB (Cold Canyon Landfill)
   Series 1998A
   3.69%, 04/04/07 (a)(b)                                    5,845         5,845
Solid Waste Disposal RB (Contra Costa Waste Service)
   Series 1995A
   3.69%, 04/04/07 (a)(b)                                    3,225         3,225
Solid Waste Disposal RB (CR&R Inc) Series 1995A
   3.72%, 04/04/07 (a)(b)                                    3,160         3,160
Solid Waste Disposal RB (CR&R Inc) Series 2000A
   3.72%, 04/04/07 (a)(b)                                    2,860         2,860
Solid Waste Disposal RB (CR&R Inc) Series 2002A
   3.72%, 04/04/07 (a)(b)                                    3,900         3,900
Solid Waste Disposal RB (CR&R Inc) Series 2006A
   3.72%, 04/04/07 (a)(b)                                    7,840         7,840
Solid Waste Disposal RB (Desert Properties LLC)
   Series 2006B
   3.74%, 04/04/07 (a)(b)                                    2,245         2,245
Solid Waste Disposal RB (EDCO Disposal Corp)
   Series 1996A
   3.74%, 04/04/07 (a)(b)                                   10,940        10,940
Solid Waste Disposal RB (EDCO Disposal Corp)
   Series 2004A
   3.69%, 04/04/07 (a)(b)                                   21,755        21,755
Solid Waste Disposal RB (Escondido Disposal/Jemco
   Equipment Corp) Series 1998A
   3.69%, 04/04/07 (a)(b)                                    7,845         7,845
Solid Waste Disposal RB (Federal Disposal Service)
   Series 2001A
   3.74%, 04/04/07 (a)(b)                                      750           750
Solid Waste Disposal RB (Garaventa Enterprises, Inc)
   Series 2006A
   3.69%, 04/04/07 (a)(b)                                    8,970         8,970
Solid Waste Disposal RB (Garden City
   Sanitation, Inc) Series 2007A
   3.74%, 04/04/07 (a)(b)                                    4,110         4,110
Solid Waste Disposal RB (Greenteam of San Jose)
   Series 1997A
   3.69%, 04/04/07 (a)(b)                                      960           960
Solid Waste Disposal RB (Greenteam of San Jose)
   Series 2001A
   3.69%, 04/04/07 (a)(b)                                   10,785        10,785
Solid Waste Disposal RB (Greenwaste of Tehama)
   Series 1999A
   3.69%, 04/04/07 (a)(b)                                      700           700
Solid Waste Disposal RB (GreenWaste Recovery, Inc)
   Series 2006A
   3.74%, 04/04/07 (a)(b)                                    3,080         3,080
Solid Waste Disposal RB (Madera Disposal
   Systems Inc) Series 1998A
   3.69%, 04/04/07 (a)(b)                                    1,800         1,800
Solid Waste Disposal RB (MarBorg Industries)
   Series 2000A
   3.69%, 04/04/07 (a)(b)                                    3,815         3,815
Solid Waste Disposal RB (MarBorg Industries)
   Series 2002
   3.69%, 04/04/07 (a)(b)                                    4,295         4,295
Solid Waste Disposal RB (MarBorg Industries)
   Series 2004A
   3.69%, 04/04/07 (a)(b)                                    5,570         5,570
Solid Waste Disposal RB (Marin Sanitary Service)
   Series 2006A
   3.74%, 04/04/07 (a)(b)                                    4,115         4,115
Solid Waste Disposal RB (Metropolitan
   Recycling Corp) Series 2000B
   3.74%, 04/04/07 (a)(b)                                      985           985
Solid Waste Disposal RB (Mid-Valley Disposal)
   Series 2006A
   3.74%, 04/04/07 (a)(b)                                    3,560         3,560
Solid Waste Disposal RB (Mill Valley Refuse
   Service Inc) Series 2003A
   3.69%, 04/04/07 (a)(b)                                    2,510         2,510
Solid Waste Disposal RB (Mottra Corp) Series 2002A
   3.74%, 04/04/07 (a)(b)                                    1,910         1,910
Solid Waste Disposal RB (Napa Recycling and Waste
   Services) Series 2005A
   3.74%, 04/04/07 (a)(b)                                    5,155         5,155
Solid Waste Disposal RB (Norcal Waste System)
   Series 2001
   3.69%, 04/04/07 (a)(b)                                   16,135        16,135
Solid Waste Disposal RB (Norcal Waste System)
   Series 2002A
   3.69%, 04/04/07 (a)(b)                                   12,000        12,000
Solid Waste Disposal RB (Norcal Waste System)
   Series 2003A
   3.69%, 04/04/07 (a)(b)                                   20,000        20,000
Solid Waste Disposal RB (Orange Ave Disposal Co)
   Series 2002A
   3.69%, 04/04/07 (a)(b)                                    5,785         5,785
Solid Waste Disposal RB (Placer Cnty Eastern
   Regional Sanitary Landfill, Inc) Series 2003A
   3.69%, 04/04/07 (a)(b)                                    5,035         5,035
Solid Waste Disposal RB (Rainbow Disposal
   Company Inc) Series 2006A
   3.74%, 04/04/07 (a)(b)                                    8,910         8,910
Solid Waste Disposal RB (Ratto Group of Companies)
   Series 2001A
   3.69%, 04/04/07 (a)(b)                                    6,845         6,845
Solid Waste Disposal RB (Sanco Services)
   Series 2002A
   3.69%, 04/04/07 (a)(b)                                    5,535         5,535
Solid Waste Disposal RB (Santa Clara Valley
   Industries) Series 1998A
   3.74%, 04/04/07 (a)(b)                                    1,415         1,415
Solid Waste Disposal RB (Solag Disposal)
   Series 1997A
   3.72%, 04/04/07 (a)(b)                                    2,135         2,135

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                 FACE AMOUNT      VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)
Solid Waste Disposal RB (Specialty Solid Waste and
   Recycling) Series 2001A
   3.74%, 04/04/07 (a)(b)                                      700           700
Solid Waste Disposal RB (Talco Plastics)
   Series 1997A
   3.70%, 04/04/07 (a)(b)                                    3,125         3,125
Solid Waste Disposal RB (Valley Vista Services)
   Series 2003A
   3.74%, 04/04/07 (a)(b)                                    3,485         3,485
Solid Waste Disposal RB (Valley Vista Services, Inc)
   Series 2007A
   3.74%, 04/04/07 (a)(b)                                    2,920         2,920
Solid Waste Disposal RB (West Valley MRF)
   Series 1997A
   3.74%, 04/04/07 (a)(b)                                    2,525         2,525
Solid Waste Disposal RB (Zanker Road Landfill)
   Series 1999C
   3.74%, 04/04/07 (a)(b)                                    4,540         4,540
CALIFORNIA PUBLIC WORKS BOARD
Lease RB (California Community Colleges)
   Series 2007B
   3.66%, 04/05/07 (a)(b)(c)(d)                              3,655         3,655
Lease RB (Office of Emergency Services-Los Angeles
   Regional Crime Laboratory) Series 2007A
   3.66%, 04/05/07 (a)(b)(c)                                10,315        10,315
Lease RB (University of California) Series 1997C
   3.69%, 04/05/07 (a)(b)(c)(d)                             10,900        10,900
Lease RB (University of California) Series 2005C
   3.66%, 04/05/07 (a)(c)(d)                                21,920        21,920
Lease RB Series 1999A
   3.67%, 04/04/07 (a)(b)(c)(d)                              9,985         9,985
Lease RB Series 2005E
   3.66%, 04/05/07 (a)(b)(c)(d)                             11,055        11,055
Lease Refunding RB (Dept of Corrections and
   Rehabilitation) Series 2005J
   3.66%, 04/05/07 (a)(b)(c)(d)                             24,900        24,900
Lease Refunding RB (Dept of Corrections)
   Series 1993A
   3.66%, 04/05/07 (a)(b)(c)(d)                              3,000         3,000
CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTH
COP (2006-2007 TRAN) Series A
   3.50%, 07/06/07 (b)                                      22,000        22,056
CALIFORNIA STATE UNIVERSITY
CP Series A
   3.55%, 06/01/07 (b)                                      19,798        19,798
Systemwide RB Series 2005A
   3.65%, 04/05/07 (a)(b)(c)                                 5,890         5,890
Systemwide RB Series 2005C
   3.65%, 04/05/07 (a)(b)(c)                                 3,000         3,000
   3.66%, 04/05/07 (a)(b)(c)(d)                             69,440        69,440
   3.68%, 04/05/07 (a)(b)(c)                                20,220        20,220
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
COP (Sutter Health Obligated Group) Series 2004
   3.64%, 04/05/07 (a)(b)(c)(d)                             27,200        27,199
COP (Sutter Health Related Group)
   3.67%, 04/04/07 (a)(b)(c)(d)                              5,000         5,000
IDRB (Golden Valley Grape Juice and Wine)
   Series 1998
   3.85%, 04/04/07 (a)(b)                                      210           210
IDRB (Integrated Rolling Co) Series 1999A
   3.64%, 04/01/07 (a)(b)                                      900           900
M/F Housing RB (Agave at Elk Grove Apts)
   Series 2003DD
   3.64%, 04/05/07 (a)(b)                                   15,100        15,100
M/F Housing RB (Bay Vista at MeadowPark Apts)
   Series 2003NN1
   3.66%, 04/05/07 (a)(b)                                   15,000        15,000
M/F Housing RB (Bay Vista at MeadowPark Apts)
   Series 2003NN2
   3.66%, 04/05/07 (a)(b)                                    5,000         5,000
M/F Housing RB (Creekside at MeadowPark Apts) Series
   2002HH
   3.64%, 04/05/07 (a)(b)                                    9,895         9,895
M/F Housing RB (Cypress Villa Apts) Series 2000F
   3.64%, 04/05/07 (a)(b)                                    4,725         4,725
M/F Housing RB (Dublin Ranch Senior Apts)
   Series 2003OO
   3.66%, 04/05/07 (a)(b)                                   15,090        15,090
M/F Housing RB (Dublin Ranch Senior Apts)
   Series 2006G
   3.66%, 04/05/07 (a)(b)                                    5,010         5,010
M/F Housing RB (Emerald Gardens Apts) Series 2000E
   3.64%, 04/05/07 (a)(b)                                    7,320         7,320
M/F Housing RB (Fairway Family Apts) Series 2003PP
   3.66%, 04/05/07 (a)(b)                                   30,000        30,000
M/F Housing RB (Fairway Family Apts) Series 2006H
   3.66%, 04/05/07 (a)(b)                                    7,000         7,000
M/F Housing RB (Heritage Oaks Apts) Series 2004YY
   3.64%, 04/05/07 (a)(b)                                    6,900         6,900
M/F Housing RB (Kimberly Woods Apts) Series 1995B
   3.64%, 04/04/07 (a)(b)                                   13,400        13,400
M/F Housing RB (Laurel Park Senior Apts)
   Series 2002H
   3.68%, 04/05/07 (a)(b)                                    5,500         5,500
M/F Housing RB (Los Padres Apts) Series 2003E
   3.64%, 04/05/07 (a)(b)                                   10,750        10,750
M/F Housing RB (Marlin Cove Apts) Series 2000V
   3.64%, 04/05/07 (a)(b)                                   16,000        16,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                 FACE AMOUNT      VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)
M/F Housing RB (Oak Center Towers) Series 2005L
   3.64%, 04/05/07 (a)(b)                                   11,450        11,450
M/F Housing RB (Oakmont of Concord) Series 2002Q
   3.64%, 04/05/07 (a)(b)(d)                                25,000        25,000
M/F Housing RB (Park David Senior Apts) Series 1999D
   3.64%, 04/05/07 (a)(b)                                    8,220         8,220
M/F Housing RB (Plaza Club Apts) Series 1997A
   3.66%, 04/05/07 (a)(b)                                   14,790        14,790
M/F Housing RB (Rancho Santa Fe Village Apts)
   Series 2004EE
   3.73%, 04/05/07 (a)(b)                                   12,300        12,300
M/F Housing RB (Sagewood At Stonebridge Estates)
   Series 2005CC
   3.64%, 04/05/07 (a)(b)                                    9,100         9,100
M/F Housing RB (Silvercrest Residence)
   Series 2003EEE
   3.62%, 04/05/07 (a)(b)                                   16,005        16,005
M/F Housing RB (The Belmont) Series 2005F
   3.64%, 04/05/07 (a)(b)                                   10,500        10,500
M/F Housing RB (Valley Palms Apts) Series 2002C
   3.64%, 04/05/07 (a)(b)                                   12,000        12,000
M/F Housing RB (Villas at Hamilton Apts)
   Series 2001HH
   3.64%, 04/05/07 (a)(b)                                   11,440        11,440
M/F Housing RB (Wilshire Court Apts) Series 2003M
   3.64%, 04/05/07 (a)(b)                                   15,000        15,000
M/F Housing RB (Wilshire Court Apts) Series 2004AAA
   3.64%, 04/05/07 (a)(b)                                   15,000        15,000
M/F Housing RB (Woodsong Apts) Series 1997B
   3.65%, 04/05/07 (a)(b)                                    3,127         3,127
M/F Housing RB (Wyndover Apts) Series 2004LL
   3.64%, 04/05/07 (a)(b)                                   17,450        17,450
M/F Housing Refunding RB (Brandon Place Apts)
   Series 2006D
   3.64%, 04/05/07 (a)(b)(d)                                 6,070         6,070
M/F Housing Refunding RB (Crystal View Apts)
   Series 2004A
   3.64%, 04/05/07 (a)(b)                                    7,075         7,075
RB (Elder Care Alliance) Series 2000
   3.62%, 04/04/07 (a)(b)                                   12,560        12,560
RB (Gemological Institute) Series 2001
   3.55%, 04/05/07 (a)(b)(c)                                   580           580
RB (Japanese American National Museum) Series 2000A
   3.60%, 04/05/07 (a)(b)                                    4,400         4,400
RB (Jewish Federation Council of Greater
   Los Angeles) Series 2000A
   3.73%, 04/05/07 (a)(b)                                    1,600         1,600
RB (Kaiser Permanente) Series 2002B
   3.60%, 04/04/07 (a)                                      31,730        31,730
RB (Kaiser Permanente) Series 2003A
   3.60%, 04/04/07 (a)                                      27,300        27,300
RB (Kaiser Permanente) Series 2004K
   3.43%, 04/10/07                                          11,000        11,000
   3.52%, 05/24/07                                          31,100        31,100
   3.54%, 06/14/07                                          14,000        14,000
RB (Kaiser Permanente) Series 2004M
   3.60%, 04/04/07 (a)                                      14,700        14,700
RB (Kaiser Permanente) Series 2006B
   3.68%, 04/05/07 (a)(b)(c)                                10,800        10,800
RB (Kaiser Permanente) Series 2006D
   3.43%, 04/10/07                                          20,000        20,000
   3.50%, 06/07/07                                          26,500        26,500
RB (Kaiser Permanente) Series 2007B
   3.68%, 04/05/07 (a)(b)(c)(d)                             75,000        75,000
RB (Laurence School) Series 2003
   3.55%, 04/05/07 (a)(b)                                    3,145         3,145
RB (National Public Radio) Series 2002
   3.65%, 04/04/07 (a)(b)                                    1,325         1,325
RB (Painted Turtle) Series 2003
   3.55%, 04/05/07 (a)(b)                                   11,650        11,650
TRAN Series 2006A2
   3.57%, 06/29/07                                          15,865        15,900
TRAN Series 2006A3
   3.57%, 06/29/07                                          10,000        10,022
   3.61%, 06/29/07                                          12,500        12,526
TRAN Series 2006A4
   3.56%, 06/29/07                                           5,000         5,011
   3.58%, 06/29/07                                          33,000        33,071
TRAN Series 2006A5
   3.57%, 06/29/07                                          15,000        15,033
   3.61%, 06/29/07                                          16,000        16,034
CARLSBAD
M/F Housing Refunding RB (Santa Fe Ranch Apts)
   Series 1993A
   3.55%, 04/05/07 (a)(b)                                   14,400        14,400
CENTRAL UNIFIED SD
GO Refunding Bonds Series 2005
   3.66%, 04/05/07 (a)(b)(c)(d)                             11,855        11,855
CLOVIS PUBLIC FINANCING AUTH
Wastewater RB Series 2007
   3.64%, 04/05/07 (a)(b)(c)                                15,100        15,100
COAST COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2002) Series 2006B
   3.68%, 04/05/07 (a)(b)(c)(d)                              7,490         7,490
GO Bonds (Election of 2002) Series 2006C
   3.71%, 04/05/07 (a)(b)(c)                                16,905        16,905
CONTRA COSTA CNTY
M/F Mortgage RB (El Cerrito Royale) Series 1987A
   3.62%, 04/05/07 (a)(b)                                    2,480         2,480
CONTRA COSTA WATER DISTRICT
Refunding RB Series N
   3.64%, 04/05/07 (a)(b)(c)(d)                             10,290        10,290

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                 FACE AMOUNT      VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)
DAVIS COMMUNITY FACILITIES DISTRICT NO.1992-2
Special Tax Bonds (East Davis Mace Ranch Area
   II) Series 2000
   3.58%, 04/05/07 (a)(b)                                    3,075         3,075
DESERT SANDS UNIFIED SD
GO Bonds (Election of 2001) Series 2006
   3.66%, 04/05/07 (a)(b)(c)(d)                             11,150        11,150
   3.58%, 06/01/07                                          16,665        16,683
DIAMOND BAR PUBLIC FINANCING AUTH
Lease RB (Community/Senior Center) Series 2002A
   3.73%, 04/04/07 (a)(b)                                    5,590         5,590
EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Subordinated RB Series 2005A
   3.68%, 04/05/07 (a)(b)(c)(d)                             11,485        11,485
EAST SIDE UNION HIGH SD
GO Refunding Bonds Series 2003B
   3.67%, 04/04/07 (a)(b)(c)(d)                              4,290         4,290
EL CAJON REDEVELOPMENT AGENCY
M/F Housing RB (Park-Mollison and Madison Apts)
   Series 1998
   3.66%, 04/05/07 (a)(b)                                    4,800         4,800
EL CAMINO COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2002) Series 2006B
   3.65%, 04/05/07 (a)(b)(c)(d)                              2,900         2,900
GO Bonds Series 2003A
   3.65%, 04/05/07 (a)(b)(c)(d)                             16,100        16,100
EL CAMINO HOSPITAL DIST
2006 GO Bonds
   3.68%, 04/05/07 (a)(b)(c)(d)                              6,600         6,600
   3.69%, 04/05/07 (a)(b)(c)                                 7,630         7,630
ELK GROVE UNIFIED SD
Community Facilities District No.1 Special Tax
   Bonds (Election of 1998) Series 2005
   3.65%, 04/05/07 (a)(b)(c)(d)                             17,030        17,030
EMERYVILLE REDEVELOPMENT AGENCY
M/F Housing RB (Bay St Apts) Series 2002A
   3.67%, 04/05/07 (a)(b)                                   87,715        87,715
ESCONDIDO
M/F Housing RB (Via Roble Apts) Series 2003A
   3.64%, 04/05/07 (a)(b)                                    6,900         6,900
EVERGREEN ELEMENTARY SD
GO Refunding Bonds Series 2005
   3.66%, 04/05/07 (a)(b)(c)(d)                             16,120        16,120
FOOTHILL-DEANZA COMMUNITY COLLEGE DISTRICT
GO Bonds Series A
   3.67%, 04/04/07 (a)(c)(d)                                 9,955         9,955
FRESNO IDA
IDRB (Keiser Corp) Series 1997
   3.70%, 04/04/07 (a)(b)                                    1,250         1,250
GOLDEN STATE TOBACCO SECURITIZATION CORP
Enhanced Tobacco Settlement Asset Backed Bonds
   Series 2007A1
   3.68%, 04/05/07 (a)(b)(c)                                47,500        47,500
Enhanced Tobacco Settlement Asset-Backed Bonds
   Series 2005A
   3.64%, 04/05/07 (a)(b)(c)(d)                             46,000        46,000
   3.64%, 04/05/07 (a)(b)(c)                                28,640        28,640
   3.65%, 04/05/07 (a)(b)(c)(d)                              8,995         8,995
   3.68%, 04/05/07 (a)(b)(c)(d)                             37,660        37,660
   3.68%, 04/05/07 (a)(b)(c)                                 9,010         9,010
Enhanced Tobacco Settlement Asset-Backed Bonds
   Series 2007A1
   3.68%, 04/05/07 (a)(b)(c)(d)                             16,000        16,000
GOLDEN VALLEY UNIFIED SD
GO Bonds (Election of 1999) Series D
   3.70%, 04/05/07 (a)(b)(c)(d)                              8,248         8,248
GOLDEN WEST SCHOOLS FINANCING AUTH
GO Bonds (Beverly Hills Unified SD) Series 2005
   3.65%, 04/05/07 (a)(b)(c)(d)                              8,860         8,860
GROSSMONT UNION HIGH SD
GO Bonds (Election of 2004) Series 2006
   3.69%, 04/05/07 (a)(b)(c)(d)                              5,575         5,575
HAWTHORNE COMMUNITY FACILITIES DISTRICT NO. 2006-1
Special Tax Bonds (Three Sixty Degrees at South
   Bay) Series 2006
   3.68%, 04/05/07 (a)(b)(c)                                 4,125         4,125
HAYWARD
M/F Housing RB (Lord Tennyson Apts) Series 2005A
   3.73%, 04/05/07 (a)(b)                                   13,915        13,915
M/F Housing RB (Shorewood Apts) Series 1984A
   3.60%, 04/05/07 (a)(b)                                   12,100        12,100
HAYWARD HOUSING AUTH
M/F Mortgage Refunding RB (Huntwood Terrace
   Apts) Series 1993A
   3.62%, 04/04/07 (a)(b)                                    5,155         5,155
HEMET UNIFIED SD
COP (2006 School Facilities) Series 2006
   3.58%, 04/05/07 (a)(b)(c)                                19,445        19,445
HERCULES PUBLIC FINANCING AUTH
Lease RB Series 2003A
   3.55%, 04/05/07 (a)(b)                                    6,885         6,885
HUNTINGTON BEACH
M/F Housing RB (Five Points Seniors) Series 1991A
   3.66%, 04/05/07 (a)(b)                                    9,500         9,500

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                 FACE AMOUNT      VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)
HUNTINGTON PARK REDEVELOPMENT AGENCY
M/F Housing RB (Casa Rita Apts) Series 1994A
   3.66%, 04/05/07 (a)(b)                                    4,950         4,950
IRVINE
Lease RB (Capital Improvement) Series 1985
   3.54%, 04/05/07 (a)(b)                                    1,675         1,675
IRVINE ASSESSMENT DISTRICT
Limited Obligation Improvement Bonds Series 2000
   3.65%, 04/02/07 (a)(b)                                    2,800         2,800
No.04-20 Limited Obligation Improvement Bonds
   Series A
   3.63%, 04/02/07 (a)(b)                                    5,700         5,700
No.05-21 Limited Obligation Improvement Bonds
   Series A
   3.65%, 04/02/07 (a)(b)                                    2,000         2,000
IRVINE RANCH WATER DISTRICT
1986 Capital Improvement Project
   3.57%, 04/02/07 (a)(b)                                    5,800         5,800
GO Consolidated Series 1995
   3.65%, 04/02/07 (a)(b)                                    1,100         1,100
IRWINDALE COMMUNITY REDEVELOPMENT AGENCY
Tax Allocation Refunding Parity Bonds (City
   Industrial Development) Series 2006
   3.65%, 04/05/07 (a)(b)(c)(d)                              7,110         7,110
KERN CNTY
2006-07 TRAN
   3.58%, 06/29/07                                          55,000        55,119
LONG BEACH HARBOR
Refunding RB Series 2005A
   3.69%, 04/05/07 (a)(b)(c)(d)                              2,520         2,520
LONG BEACH HARBOR FACILITIES CORP
Harbor TECP Series A
   3.59%, 06/07/07 (c)                                      31,400        31,400
   3.59%, 06/14/07 (c)                                      28,750        28,750
LONG BEACH UNIFIED SD
Capital Improvement Refinancing COP Series 2001
   3.65%, 04/05/07 (a)(b)(c)                                 8,410         8,410
LOS ANGELES
2006 TRAN
   3.73%, 06/29/07                                          50,000        50,091
   3.75%, 06/29/07                                          50,000        50,089
GO Refunding Bonds Series 1998A
   3.66%, 04/05/07 (a)(b)(c)(d)                              4,150         4,150
M/F Housing RB (Beverly Park Apts) Series 1988A
   3.66%, 04/02/07 (a)(b)                                   34,000        34,000
M/F Housing RB (Channel Gateway Apts) Series 1989B
   3.64%, 04/05/07 (a)(b)                                   28,250        28,250
M/F Housing RB (Fountain Park Phase II) Series 2000B
   3.65%, 04/05/07 (a)(b)                                   13,615        13,615
M/F Housing RB Series 1985K
   3.58%, 04/03/07 (a)(b)                                      752           752
Sanitation Equipment Charge RB Series 2005A
   3.66%, 04/05/07 (a)(b)(c)(d)                              5,490         5,490
Wastewater System Refunding RB Series 2002A
   3.66%, 04/05/07 (a)(b)(c)(d)                             12,245        12,245
Wastewater System Subordinate Refunding RB
   Series 2006C
   3.55%, 04/05/07 (a)(b)(c)                                10,000        10,000
Wastewater System Subordinate Refunding RB
   Series 2006D
   3.55%, 04/05/07 (a)(b)(c)                                 5,000         5,000
LOS ANGELES CNTY
2006-07 TRAN Series A
   3.50%, 06/29/07                                          10,000        10,024
LOS ANGELES CNTY METROPOLITAN TRANSPORTATION AUTH
Prop A First Tier Sr Sales Tax RB Series 2005A
   3.66%, 04/05/07 (a)(b)(c)(d)                              4,445         4,445
Sales Tax RB Series 1997A
   3.67%, 04/04/07 (a)(b)(c)(d)                             23,830        23,830
Second Sub Sales Tax Revenue CP Series A
   3.52%, 06/05/07 (b)                                       8,000         8,000
   3.55%, 06/05/07 (b)                                      11,349        11,349
   3.60%, 07/09/07 (b)                                      36,650        36,650
Sr Sales Tax RB Series 2001A
   3.65%, 04/05/07 (a)(b)(c)(d)                             12,600        12,600
Sr Sales Tax Refunding RB Series 2001B
   3.68%, 04/05/07 (a)(b)(c)(d)                             24,750        24,750
LOS ANGELES CNTY PUBLIC WORKS FINANCING AUTH
Lease Revenue Refunding Bonds (2006 Master
   Refunding) Series B
   3.68%, 04/05/07 (a)(b)(c)(d)                              7,155         7,155
LOS ANGELES CNTY SCHOOLS POOLED FINANCING PROGRAM
Pooled Financing (Pooled TRANS Participation)
   Series 2006-07 A
   3.50%, 06/29/07 (b)                                       5,450         5,463
LOS ANGELES COMMUNITY COLLEGE DISTRICT
GO Refunding Bonds (2001 Election) Series 2005A
   3.64%, 04/05/07 (a)(b)(c)(d)                              8,035         8,035
LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
M/F Housing RB (Wilshire Station Apts) Series 2003A
   3.79%, 04/02/07 (a)(b)                                   15,100        15,100
M/F Housing RB (Wilshire Station Apts) Series 2004A
   3.79%, 04/02/07 (a)(b)                                    8,275         8,275
LOS ANGELES DEPT OF WATER & POWER
Power Supply RB Series 2005A1
   3.68%, 04/05/07 (a)(b)(c)(d)                             45,000        45,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                 FACE AMOUNT      VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)
Power System RB Series 2001A
   3.68%, 04/05/07 (a)(b)(c)(d)                             24,750        24,750
Power System RB Series 2001A1
   3.65%, 04/05/07 (a)(b)(c)(d)                             15,000        15,000
   3.68%, 04/05/07 (a)(c)(d)                                 7,120         7,120
Power System RB Series 2001B6
   3.68%, 04/02/07 (a)(c)                                   11,200        11,200
Power System RB Series 2005A1
   3.65%, 04/05/07 (a)(b)(c)                                 8,140         8,140
Power System RB Series 2005A2
   3.64%, 04/05/07 (a)(b)(c)(d)                             20,800        20,800
Power System Revenue CP Notes
   3.53%, 06/08/07 (c)                                      25,000        25,000
   3.54%, 06/13/07 (c)                                      17,500        17,500
   3.55%, 06/13/07 (c)                                      40,000        40,000
   3.52%, 06/14/07 (c)                                      30,000        30,000
   3.53%, 06/15/07 (c)                                       5,000         5,000
Water System RB Series 2001A
   3.64%, 04/05/07 (a)(b)(c)(d)                             13,555        13,555
Water System RB Series 2006A2
   3.68%, 04/05/07 (a)(b)(c)(d)                             13,380        13,380
Water Works RB Series 1999
   3.67%, 04/04/07 (a)(b)(c)(d)                             22,090        22,090
LOS ANGELES HARBOR
RB Series 2006D
   3.67%, 04/05/07 (a)(b)(c)                                12,695        12,695
Refunding RB Series 2005 A&B
   3.66%, 04/05/07 (a)(b)(c)(d)                             22,820        22,820
Refunding RB Series 2006B
   3.69%, 04/05/07 (a)(b)(c)(d)                             13,710        13,710
LOS ANGELES MUNICIPAL IMPROVEMENT CORP
Lease RB (Police Headquarters Facility) Series A
   3.64%, 04/05/07 (a)(b)(c)(d)                             35,385        35,385
Lease Revenue TECP Series A1
   3.43%, 04/10/07 (b)                                       5,000         5,000
   3.52%, 06/06/07 (b)                                      17,000        17,000
   3.55%, 06/13/07 (b)                                      10,000        10,000
LOS ANGELES UNIFIED SD
2007 GO Refunding Bonds Series A1
   3.66%, 04/05/07 (a)(b)(c)                                15,545        15,545
2007 GO Refunding Bonds Series A2
   3.67%, 04/04/07 (a)(b)(c)                                 7,500         7,500
GO Bonds (Election of 1997) Series 2002E
   3.66%, 04/05/07 (a)(b)(c)(d)                              5,640         5,640
GO Bonds (Election of 2002) Series 2003A
   3.65%, 04/05/07 (a)(b)(c)(d)                             20,660        20,660
   3.68%, 04/05/07 (a)(b)(c)(d)                             11,000        11,000
GO Bonds (Election of 2002) Series 2007B
   3.65%, 04/05/07 (a)(b)(c)                                 7,000         7,000
GO Bonds (Election of 2002) Series B
   3.66%, 04/05/07 (a)(b)(c)                                13,775        13,775
   3.67%, 04/05/07 (a)(b)(c)(d)                              3,250         3,250
GO Bonds (Election of 2004) Series 2005E
   3.68%, 04/05/07 (a)(b)(c)                                 3,845         3,845
GO Bonds (Election of 2004) Series 2006F
   3.64%, 04/05/07 (a)(b)(c)                                10,800        10,800
   3.67%, 04/05/07 (a)(b)(c)                                 5,250         5,250
GO Bonds (Election of 2004) Series 2006G
   3.65%, 04/05/07 (a)(b)(c)                                 4,435         4,435
   3.66%, 04/05/07 (a)(b)(c)                                 8,290         8,290
GO Bonds (Election of 2005 & 2004)
   Series 2006C & 2005E
   3.64%, 04/05/07 (a)(b)(c)(d)                             46,968        46,967
GO Bonds Series 1999C
   3.65%, 04/05/07 (a)(b)(c)(d)                             16,400        16,400
GO Bonds Series 2006B
   3.69%, 04/05/07 (a)(b)(c)                                 2,840         2,840
GO Refunding Bonds Series 2005A1
   3.66%, 04/05/07 (a)(b)(c)(d)                              8,370         8,370
   3.66%, 04/05/07 (a)(b)(c)                                46,080        46,080
GO Refunding Bonds Series 2005A2
   3.66%, 04/05/07 (a)(b)(c)                                 8,060         8,060
GO Refunding Bonds Series 2006B
   3.64%, 04/05/07 (a)(b)(c)                                 8,116         8,116
   3.65%, 04/05/07 (a)(b)(c)(d)                             23,450        23,450
   3.66%, 04/05/07 (a)(b)(c)(d)                              4,330         4,330
GO Refunding Bonds Series 2007A1
   3.64%, 04/05/07 (a)(b)(c)(d)                             14,685        14,685
   3.66%, 04/05/07 (a)(b)(c)(d)                             15,125        15,125
GO Refunding Bonds Series A1
   3.68%, 04/05/07 (a)(b)(c)                                 2,145         2,145
TRAN Series 2006-2007 A
   3.42%, 12/03/07                                          50,000        50,355
MADERA CNTY
Lease RB (Madera Municipal Golf Course
   Refinancing) Series 1993
   3.60%, 04/05/07 (a)(b)                                    2,835         2,835
MANTECA REDEVELOPMENT AGENCY
Sub Tax Allocation Refunding Bonds (Amended
   Merged Project Area) Series 2005
   3.69%, 04/02/07 (a)(b)(c)                                 5,000         5,000
MARTINEZ
M/F Housing Refunding RB (Muirwood Garden Apts)
   Series 2003A
   3.53%, 04/04/07 (a)(b)                                    6,800         6,800
MERCED IRRIGATION DISTRICT
Electric System Refunding RB Series 2005
   3.68%, 04/05/07 (a)(b)(c)(d)                              3,250         3,250
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNA
RB Series 2000B4
   3.54%, 04/04/07 (a)(c)                                    7,400         7,400

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                 FACE AMOUNT      VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
RB Series 1997B
   3.50%, 04/05/07 (a)(c)                                      400           400
RB Series 1999A
   3.67%, 04/04/07 (a)(c)(d)                                18,500        18,500
RB Series 2001C2
   3.63%, 04/02/07 (a)(c)                                    1,300         1,300
RB Series 2005C
   3.66%, 04/05/07 (a)(c)(d)                                 7,990         7,990
MODESTO IRRIGATION DISTRICT
COP (1996 Refunding & Capital Improvements)
   Series 2006A
   3.66%, 04/05/07 (a)(b)(c)(d)                              2,260         2,260
MT SAN ANTONIO COMMUNITY COLLEGE DISTRICT
GO Bonds (2001 Election) Series 2004B
   3.65%, 04/05/07 (a)(b)(c)(d)                             13,140        13,140
GO Bonds (2001 Election) Series 2006C
   3.68%, 04/05/07 (a)(b)(c)(d)                              4,860         4,860
OAKLAND
2006-2007 TRAN
   3.68%, 07/17/07                                          40,000        40,093
Insured RB (180 Harrison Foundation) Series 1999A
   3.67%, 04/04/07 (a)(b)(c)(d)                              4,500         4,500
OAKLAND REDEVELOPMENT AGENCY
Tax Allocation Bonds (Central City East
   Redevelopment) Series 2006A
   3.64%, 04/05/07 (a)(b)(c)                                 9,185         9,185
OCEANSIDE
M/F Mortgage RB (Riverview Springs Apts) Series
   1990A
   3.66%, 04/05/07 (a)(b)                                   14,270        14,270
OHLONE COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2002) Series B
   3.66%, 04/05/07 (a)(b)(c)(d)                             10,000        10,000
ONTARIO HOUSING AUTH
M/F Housing RB (Parc Vista) Series 2006B
   3.67%, 04/05/07 (a)(b)                                    6,960         6,960
M/F Housing RB (Terrace View) Series 2006A
   3.67%, 04/05/07 (a)(b)                                    6,240         6,240
ORANGE CNTY
Apartment Development Refunding RB (Villas Aliento)
   Series 1998E
   3.54%, 04/05/07 (a)(b)                                    4,500         4,500
Apartment Development Refunding RB (Vintage Woods)
   Series 1998H
   3.57%, 04/05/07 (a)(b)                                    3,500         3,500
COP (Florence Crittenton Services) Series 1990
   3.44%, 04/04/07 (a)(b)                                    4,300         4,300
ORANGE CNTY LOCAL TRANSPORTATION AUTH
Sales Tax Revenue CP Notes
   3.52%, 04/04/07 (b)                                      29,100        29,100
ORANGE CNTY SANITATION DISTRICT
COP Series 2003
   3.64%, 04/05/07 (a)(b)(c)(d)                              2,133         2,133
Refunding COP Series 2000A
   3.63%, 04/02/07 (a)(c)                                    7,450         7,450
Refunding COP Series 2000B
   3.63%, 04/02/07 (a)(c)                                    4,300         4,300
OXNARD FINANCING AUTH
Water Revenue Project Bonds Series 2006
   3.64%, 04/05/07 (a)(b)(c)(d)                             11,790        11,790
PALM DESERT FINANCING AUTH
Tax Allocation Refunding RB (Project Area No.2)
   Series 2006A
   3.68%, 04/05/07 (a)(b)(c)                                 6,500         6,500
PASADENA
COP (City Hall & Park Improvements) Series 2003
   3.55%, 04/05/07 (a)(b)(c)                                 8,890         8,890
PETALUMA COMMUNITY DEVELOPMENT COMMISSION
M/F Housing RB (Oakmont) Series 1996A
   3.68%, 04/05/07 (a)(b)                                    3,150         3,150
PINOLE REDEVELOPMENT AGENCY
M/F Housing RB (East Bluff Apts) Series 1998A
   3.70%, 04/05/07 (a)(b)                                    4,959         4,959
PLEASANT HILL
M/F Mortgage RB (Brookside Apts) Series 1988A
   3.55%, 04/04/07 (a)(b)                                    3,900         3,900
PLEASANTON
M/F Housing RB (Busch Senior Housing) Series
   2003A
   3.64%, 04/05/07 (a)(b)                                   13,360        13,360
PORT OF OAKLAND
RB Series 2000K
   3.72%, 04/04/07 (a)(b)(c)(d)                             15,000        15,000
   3.69%, 04/05/07 (a)(b)(c)(d)                             18,235        18,235
RB Series 2002L
   3.67%, 04/05/07 (a)(b)(c)(d)                             13,000        13,000
POWAY UNIFIED SD
Improvement District No.2002-1 GO Bonds
   (Election 2002) Series B
   3.64%, 04/05/07 (a)(b)(c)                                 9,545         9,545
REDWOOD CITY
COP (City Hall) Series 1998
   3.55%, 04/05/07 (a)(b)                                    4,870         4,870
RICHMOND
M/F Housing RB (Baycliff Apts) Series 2004A
   3.64%, 04/05/07 (a)(b)                                   28,800        28,800
Wastewater RB Series 2006B
   3.55%, 04/05/07 (a)(b)(c)                                13,155        13,155
RIVERSIDE CNTY
Transportation Commission CP Notes (Limited Tax
   Bonds)
   3.55%, 04/02/07 (b)                                       5,000         5,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                 FACE AMOUNT      VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)
RIVERSIDE CNTY HOUSING AUTH
M/F Housing RB (Victoria Springs Apts) Series
   1989C
   3.66%, 04/05/07 (a)(b)                                    9,000         9,000
ROSEVILLE JOINT UNION HIGH SD
COP Series 2003
   3.55%, 04/05/07 (a)(b)(c)                                 5,165         5,165
ROWLAND UNIFIED SD
GO Bonds (2006 Election) Series A
   3.64%, 04/05/07 (a)(b)(c)                                12,800        12,800
SACRAMENTO CNTY
Special Facilities Airport RB (Cessna Aircraft Co)
   Series 1998
   3.70%, 04/05/07 (a)(b)                                    3,300         3,300
TRAN Series 2006A
   3.68%, 07/17/07                                          50,000        50,115
   3.69%, 07/17/07                                          25,000        25,057
SACRAMENTO CNTY HOUSING AUTH
M/F Housing RB (Ashford Heights Apts) Series 2006H
   3.64%, 04/05/07 (a)(b)                                   21,850        21,850
M/F Housing RB (Hastings Park Apts) Series 2004G
   3.64%, 04/05/07 (a)(b)                                   16,500        16,500
M/F Housing RB (Hidden Oaks Apts) Series 1999C
   3.64%, 04/05/07 (a)(b)                                    6,300         6,300
M/F Housing Refunding RB (Chesapeake Commons Apts)
   Series 2001C
   3.66%, 04/05/07 (a)(b)                                   32,500        32,500
SACRAMENTO CNTY SANITATION DISTRICT FINANCING AUTH
RB Series 2004A
   3.68%, 04/05/07 (a)(b)(c)(d)                              3,230         3,230
Refunding RB (Sacramento Regional Cnty Sanitation
   District) Series 2007B
   3.66%, 04/05/07 (a)(b)(c)(d)                             64,020        64,020
SACRAMENTO FINANCE AUTH
Capital Improvement RB (Community Reinvestment
   Capital Improvement) Series 2006A
   3.66%, 04/05/07 (a)(b)(c)                                 7,280         7,280
Refunding RB (Master Lease Program Facilities)
   Series 2006E
   3.66%, 04/05/07 (a)(b)(c)(d)                             10,925        10,925
Refunding RB (Solid Waste, Redevelopment and
   Master Lease Program Facilities) Series 2005
   3.66%, 04/05/07 (a)(b)(c)                                 9,005         9,005
SACRAMENTO HOUSING AUTH
M/F Housing RB (Atrium Court Apts) 2002G
   3.64%, 04/05/07 (a)(b)                                   17,200        17,200
M/F Housing RB (Carlton Plaza of Sacramento
   Senior Apts) Series 2003E
   3.66%, 04/05/07 (a)(b)                                   14,000        14,000
M/F Housing RB (Hurley Creek Senior Apts)
   Series 2006E
   3.64%, 04/05/07 (a)(b)                                   13,105        13,105
M/F Housing RB (St Anton Building Apts) Series 2003I
   3.64%, 04/05/07 (a)(b)                                    8,000         8,000
M/F Housing RB (Valencia Point Apts) Series 2006I
   3.64%, 04/05/07 (a)(b)                                    7,335         7,335
SACRAMENTO MUNICIPAL UTILITY DISTRICT FINANCING AUTH
Consumers Project RB Series 2006
   3.65%, 04/05/07 (a)(b)(c)(d)                             10,475        10,475
SACRAMENTO REDEVELOPMENT AGENCY
M/F Housing RB (18th and L Apts) Series 2002E
   3.64%, 04/05/07 (a)(b)                                   21,075        21,075
SAN BERNARDINO CITY UNIFIED SD
GO Bonds (Election of 2004) Series B
   3.68%, 04/05/07 (a)(b)(c)(d)                             11,340        11,340
SAN DIEGO
Water Utility Fund COP Series 1998
   3.68%, 04/05/07 (a)(b)(c)(d)                              7,785         7,785
SAN DIEGO CNTY & SDS POOL PROGRAM
TRAN Program Note Participations Series 2006A
   3.70%, 07/27/07                                          37,500        37,592
TRAN Program Note Participations Series 2006B
   3.66%, 07/27/07                                          12,500        12,530
SAN DIEGO CNTY REGIONAL AIRPORT AUTH
Refunding RB Series 2005
   3.69%, 04/05/07 (a)(b)(c)(d)                              5,895         5,895
SAN DIEGO CNTY REGIONAL TRANSPORTATION COMMISSION
Subordinate Sales Tax Revenue CP Notes (Limited
   Tax Bonds) Series A
   3.53%, 04/03/07 (c)                                      13,907        13,907
SAN DIEGO CNTY WATER AUTH
CP Series 1
   3.53%, 04/03/07 (c)                                       7,500         7,500
   3.52%, 06/06/07 (c)                                      38,500        38,500
CP Series 2
   3.52%, 04/04/07 (c)                                      55,000        55,000
CP Series 3
   3.55%, 07/13/07 (c)                                      40,000        40,000
SAN DIEGO COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2002) Series 2005
   3.66%, 04/05/07 (a)(b)(c)(d)                              5,250         5,250
   3.68%, 04/05/07 (a)(b)(c)(d)                             30,880        30,880
GO Series 2005
   3.66%, 04/05/07 (a)(b)(c)(d)                             17,495        17,495

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                 FACE AMOUNT      VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)
SAN DIEGO HOUSING AUTH
M/F Housing RB (Hillside Garden Apts) Series 2004B
   3.64%, 04/05/07 (a)(b)                                   13,595        13,595
M/F Mortgage Refunding RB (Creekside Villa Apts)
   Series 1999B
   3.66%, 04/05/07 (a)(b)                                    6,000         6,000
SAN DIEGO UNIFIED SD
2006-2007 TRAN Series A
   3.70%, 07/24/07                                          50,000        50,120
GO Bonds Series 2002D
   3.65%, 04/05/07 (a)(b)(c)(d)                             12,280        12,280
GO Bonds Series 2003E
   3.65%, 04/05/07 (a)(b)(c)(d)                             21,665        21,665
GO Refunding Bonds (Election of 1998)
   Series 2006 F1 & G1
   3.65%, 04/05/07 (a)(b)(c)                                18,330        18,330
   3.66%, 04/05/07 (a)(b)(c)(d)                              7,710         7,710
GO Refunding Bonds (Election of 1998) Series 2006F1
   3.66%, 04/05/07 (a)(b)(c)(d)                              4,230         4,230
SAN FRANCISCO
GO Bonds (Laguna Honda Hospital-1999) Series 2005D
   3.50%, 04/05/07 (a)(b)(c)                                 6,450         6,450
GO Bonds (Laguna Honda Hospital-1999) Series 2005I
   3.66%, 04/05/07 (a)(b)(c)                                 4,340         4,340
M/F Housing Refunding RB (City Heights Apts)
   Series 1997A
   3.64%, 04/04/07 (a)(b)                                   20,800        20,800
M/F Housing Refunding RB (Post St Towers)
   Series 2000A
   3.57%, 04/04/07 (a)(b)                                   16,800        16,800
SAN FRANCISCO AIRPORTS COMMISSION
Refunding RB (San Francisco International Airport)
   Second Series Issue 27A
   3.69%, 04/05/07 (a)(b)(c)(d)                              4,500         4,500
Second Series RB (San Francisco International
   Airport) Series 18B
   3.64%, 04/05/07 (a)(b)(c)(d)                             16,255        16,255
Second Series RB (San Francisco International
   Airport) Series 24A
   3.71%, 04/05/07 (a)(b)(c)(d)                             12,670        12,670
Second Series Refunding RB (San Francisco
   International Airport) Series 33H
   3.65%, 04/04/07 (a)(b)(c)                                20,200        20,200
SAN FRANCISCO BAY AREA RAPID TRANSIT
Sales Tax Refunding RB Series 2005A
   3.64%, 04/04/07 (a)(b)(c)                                 9,465         9,465
Sales Tax Refunding RB Series 2006A
   3.65%, 04/05/07 (a)(b)(c)(d)                              7,525         7,525
SAN FRANCISCO CNTY TRANSPORTATION AUTH
CP Series A&B
   3.43%, 04/10/07 (c)                                      12,500        12,500
   3.55%, 06/04/07 (c)                                      27,500        27,500
SAN FRANCISCO PUBLIC UTILITY COMMISSION
CP (Wastewater Series)
   3.55%, 06/06/07 (b)                                       9,040         9,040
Water RB Series 2006A
   3.64%, 04/05/07 (a)(b)(c)(d)                             41,570        41,570
   3.64%, 04/05/07 (a)(b)(c)                                30,925        30,925
SAN FRANCISCO REDEVELOPMENT AGENCY
M/F Housing Refunding RB (Fillmore Center)
   Series 1992A2
   3.64%, 04/04/07 (a)(b)                                    3,750         3,750
SAN FRANCISCO UNIFIED SD
GO Bonds (Election of 2003) Series 2005B
   3.66%, 04/05/07 (a)(b)(c)(d)                              9,765         9,765
GO Bonds (Prop A, Election of 2003) Series 2005B
   3.68%, 04/05/07 (a)(b)(c)(d)                              2,645         2,645
SAN GABRIEL VALLEY COUNCIL OF GOVERNMENTS
Alameda Corridor-East Construction Project Grant
   Anticipation Notes
   3.55%, 04/03/07 (b)                                      16,100        16,100
   3.52%, 04/04/07 (b)                                      14,000        14,000
   3.52%, 06/05/07 (b)                                      50,000        50,000
SAN JOAQUIN HILLS TRANSPORTATION CORRIDOR AGENCY
Toll Road Refunding RB Series 1997A
   3.66%, 04/05/07 (a)(b)(c)(d)                              5,690         5,690
   3.68%, 04/05/07 (a)(b)(c)(d)                              3,448         3,448
SAN JOSE
GO Bonds (Libraries, Parks and Public Safety)
   Series 2002
   3.64%, 04/05/07 (a)(b)(c)(d)                             11,971        11,971
M/F Housing RB (Almaden Family Apts) Series 2003D
   3.64%, 04/05/07 (a)(b)                                    5,000         5,000
M/F Housing RB (Almaden Lake Village Apts)
   Series 1997A
   3.66%, 04/05/07 (a)(b)                                   25,000        25,000
M/F Housing RB (Raintree Apts) Series 2005A
   3.70%, 04/05/07 (a)(b)                                   10,500        10,500
M/F Housing RB (Siena at Renaissance Square Apts)
   Series 1996A
   3.64%, 04/05/07 (a)(b)                                   33,600        33,600
SAN JOSE FINANCING AUTH
Lease Refunding RB (Civic Center) Series 2006A
   3.68%, 04/05/07 (a)(b)(c)                                 7,015         7,015
SAN JOSE REDEVELOPMENT AGENCY
Merged Area Redevelopment Project Tax Allocation
   Refunding Bonds Series 2006C
   3.66%, 04/05/07 (a)(b)(c)(d)                              5,380         5,380
Merged Area Redevelopment Project Tax Allocation
   Refunding Bonds Series 2006D
   3.66%, 04/05/07 (a)(b)(c)(d)                             24,600        24,600

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                 FACE AMOUNT      VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)
Tax Allocation Bonds (Merged Area Redevelopment)
   Series 2005D
   3.63%, 04/04/07 (a)(b)                                    9,800         9,800
Tax Allocation Refunding Bonds (Merged Area
   Redevelopment) Series 2005A
   3.66%, 04/05/07 (a)(b)(c)                                 7,920         7,920
Tax Allocation Refunding Bonds (Merged Area
   Redevelopment) Series 2006C
   3.65%, 04/05/07 (a)(b)(c)                                11,900        11,900
Tax Allocation Refunding Bonds (Merged Area
   Redevelopment) Series 2006D
   3.66%, 04/05/07 (a)(b)(c)                                19,995        19,995
SAN JOSE USD
2006 GO Bonds (Election of 2002) Series C
   3.66%, 04/05/07 (a)(b)(c)(d)                              4,125         4,125
   3.69%, 04/05/07 (a)(b)(c)(d)                              1,410         1,410
SAN JOSE-EVERGREEN COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2004) Series A
   3.64%, 04/05/07 (a)(b)(c)                                12,435        12,435
SAN MARCOS REDEVELOPMENT AGENCY
M/F Housing RB (Grandon Village) Series 2002A
   3.73%, 04/05/07 (a)(b)                                   13,390        13,390
SAN MATEO CNTY TRANSIT DISTRICT
Limited Tax Refunding Bonds Series 2005A
   3.66%, 04/05/07 (a)(b)(c)(d)                              8,725         8,725
SAN MATEO COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2001) Series 2005B
   3.69%, 04/05/07 (a)(b)(c)                                 2,655         2,655
GO Bonds Series 2005B & 2006A
   3.71%, 04/05/07 (a)(b)(c)(d)                             12,720        12,720
GO Bonds Series 2006B
   3.68%, 04/05/07 (a)(b)(c)(d)                              8,290         8,290
SAN PABLO REDEVELOPMENT AGENCY
Subordinate Tax Allocation Bonds (Tenth Township
   Redevelopment) Series 2006
   3.69%, 04/02/07 (a)(b)(c)                                 8,900         8,900
SAN RAMON PUBLIC FINANCING AUTH
Tax Allocation Bonds Series 2006A
   3.68%, 04/05/07 (a)(b)(c)                                 3,995         3,995
SANTA CLARA CNTY HOUSING AUTH
M/F Housing RB (Monte Vista Terrace Apts) Series
   2005C
   3.84%, 04/05/07 (a)(b)                                   10,070        10,070
SANTA FE SPRINGS IDA
IDRB (Tri-West) Series 1983
   3.70%, 04/01/07 (a)(b)                                    4,000         4,000
SANTA ROSA
Wastewater Refunding RB Series 2004A
   3.55%, 04/05/07 (a)(b)                                   24,000        24,000
SANTA ROSA HOUSING AUTH
M/F Housing RB (Quail Run Apts) Series 1997A
   3.73%, 04/05/07 (a)(b)                                    7,990         7,990
SEQUOIA UNION HIGH SD
2006 GO Refunding Bonds
   3.64%, 04/05/07 (a)(b)(c)                                26,165        26,165
SIERRA JOINT COMMUNITY COLLEGE DISTRICT
GO Bonds (Improvement District No.1 & 2-Election
   of 2004) Series A
   3.66%, 04/05/07 (a)(b)(c)(d)                             12,375        12,375
SONOMA CNTY JUNIOR COLLEGE DISTRICT
GO Bonds (Election of 2002) Series B
   3.58%, 04/05/07 (a)(b)(c)(d)                             16,535        16,535
   3.64%, 04/05/07 (a)(b)(c)                                 3,495         3,495
   3.66%, 04/05/07 (a)(b)(c)(d)                              6,385         6,385
SOUTH PLACER WASTEWATER AUTH
RB Series B
   3.67%, 04/05/07 (a)(b)(c)                                 5,200         5,200
SOUTH SAN FRANCISCO
M/F Housing RB (Magnolia Plaza Apts) Series 1987A
   3.66%, 04/04/07 (a)(b)                                    5,500         5,500
SOUTHERN CALIFORNIA HFA
S/F Mortgage RB Series 2004A
   3.67%, 04/04/07 (a)(c)                                   19,000        19,000
S/F Mortgage RB Series 2004B
   3.67%, 04/04/07 (a)(c)                                   72,130        72,130
STOCKTON
Special Tax Bonds (Arch Road East Community
   Facilities District No.99-02) Series 1999
   3.58%, 04/05/07 (a)(b)                                      835           835
SUNNYVALE
COP (Government Center Site Acquisition) Series
   2001A
   3.55%, 04/05/07 (a)(b)(c)                                 7,765         7,765
SWEETWATER UNION HIGH SD
GO Bonds (Election of 2000) Series C
   3.64%, 04/05/07 (a)(b)(c)                                 9,445         9,445
TOBACCO SECURITIZATION AUTH OF SOUTHERN CALIFORNIA
Tobacco Settlement Asset-Backed Sr Bonds (San
   Diego Cnty TASC) Series 2006A
   3.68%, 04/05/07 (a)(b)(c)                                18,750        18,750
UNIVERSITY OF CALIFORNIA
CP Notes Series A
   3.53%, 04/03/07                                          10,000        10,000
   3.42%, 04/05/07                                           7,700         7,700
   3.50%, 06/06/07                                          21,150        21,150
   3.47%, 06/08/07                                          20,000        20,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                 FACE AMOUNT      VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)
General RB Series 2003A
   3.65%, 04/05/07 (a)(b)(c)(d)                             17,270        17,270
General RB Series 2005F
   3.64%, 04/05/07 (a)(b)(c)(d)                              8,195         8,195
   3.66%, 04/05/07 (a)(b)(c)(d)                             21,930        21,930
General RB Series 2005G
   3.66%, 04/05/07 (a)(b)(c)(d)                             17,985        17,985
General RB Series 2007J
   3.64%, 04/04/07 (a)(b)(c)(d)                             45,000        45,000
   3.64%, 04/05/07 (a)(b)(c)(d)                             45,315        45,315
   3.65%, 04/05/07 (a)(c)(d)                                 6,100         6,100
   3.68%, 04/05/07 (a)(b)(c)(d)                             25,175        25,175
Limited Project RB Series 2005B
   3.64%, 04/04/07 (a)(b)(c)                                 7,000         7,000
   3.65%, 04/05/07 (a)(b)(c)                                10,320        10,320
   3.68%, 04/05/07 (a)(b)(c)                                 6,470         6,470
Medical Center Pooled RB Series 2007A
   3.64%, 04/05/07 (a)(b)(c)                                12,610        12,610
   3.65%, 04/05/07 (a)(b)(c)(d)                             16,900        16,900
   3.68%, 04/05/07 (a)(b)(c)(d)                             14,495        14,495
RB (Multiple Purpose) Series K
   3.68%, 04/05/07 (a)(c)(d)                                19,430        19,430
RB (Multiple Purpose) Series O
   3.64%, 04/05/07 (a)(b)(c)(d)                              7,995         7,995
VARIOUS CALIFORNIA EDUCATION ISSUERS
Bonds Series 2006
   3.64%, 04/05/07 (a)(b)(c)(d)                             35,500        35,500
VICTOR VALLEY COMMUNITY COLLEGE DISTRICT
COP Series 1997
   3.55%, 04/05/07 (a)(b)                                   49,975        49,975
WESTERN PLACER UNIFIED SD
COP (School Facilities) Series 2003
   3.59%, 04/05/07 (a)(b)                                    8,300         8,300
WESTMINISTER REDEVELOPMENT AGENCY
M/F Housing RB (Brookhurst Royale Senior
   Assisted Living) Series 2000A
   3.70%, 04/05/07 (a)(b)                                    7,430         7,430
Tax Allocation Refunding RB (Commercial
   Redevelopment Project No.1) Series 1997
   3.55%, 04/05/07 (a)(b)(c)                                 1,460         1,460
WESTMINSTER
COP (Civic Center Refunding) Series 1998A
   3.55%, 04/05/07 (a)(b)(c)                                 2,915         2,915
                                                                     -----------
                                                                       8,672,098
PUERTO RICO  5.4%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement and Refunding Bonds Series 2000
   3.68%, 04/05/07 (a)(b)(c)(d)                              4,000         4,000
Public Improvement Bonds Series 2000
   3.64%, 04/05/07 (a)(b)(c)(d)                              7,300         7,300
Public Improvement Bonds Series 2001A
   3.66%, 04/05/07 (a)(b)(c)(d)                              6,200         6,200
Public Improvement Bonds Series 2001B
   3.65%, 04/05/07 (a)(b)(c)(d)                              7,295         7,295
Public Improvement Refunding Bonds Series 2002A
   3.71%, 04/05/07 (a)(b)(c)(d)                                995           995
Public Improvement Refunding Bonds Series 2006A
   3.68%, 04/05/07 (a)(b)(c)                                14,080        14,080
PUERTO RICO AQUEDUCT & SEWER AUTH
BAN Series 2006A
   3.71%, 04/05/07 (a)(b)(c)(d)                            273,000       273,000
BAN Series 2007A
   3.71%, 04/05/07 (a)(b)(c)(d)                             24,500        24,500
PUERTO RICO ELECTRIC & POWER AUTH
RB Series HH
   3.65%, 04/05/07 (a)(b)(c)(d)                             18,865        18,865
RB Series II
   3.69%, 04/05/07 (a)(b)(c)(d)                              7,405         7,405
PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
Highway Refunding RB Series CC
   3.64%, 04/05/07 (a)(b)(c)                                17,775        17,775
RB Series 2000B
   3.66%, 04/04/07 (a)(b)(c)(d)                              4,930         4,930
RB Series Y
   3.68%, 04/05/07 (a)(b)(c)(d)                             10,500        10,500
Refunding RB Series AA
   3.68%, 04/05/07 (a)(b)(c)(d)                              3,995         3,995
Subordinated RB Series 2003
   3.64%, 04/05/07 (a)(b)(c)(d)                              2,000         2,000
Transportation RB Series L
   3.64%, 04/05/07 (a)(b)(c)                                23,105        23,105
Transportation Refunding RB Series L
   3.66%, 04/05/07 (a)(b)(c)(d)                             19,975        19,975
   3.66%, 04/05/07 (a)(b)(c)                                 6,300         6,300
PUERTO RICO HOUSING FINANCE CORP
Homeownership Mortgage RB Series 1998A
   3.69%, 04/05/07 (a)(b)(c)(d)                              2,000         2,000
PUERTO RICO INFRASTRUCTURE FINANCING AUTH
Special Obligation Bonds Series 2000A
   3.69%, 04/05/07 (a)(c)(d)                                28,900        28,900
PUERTO RICO PUBLIC BUILDINGS AUTH
Government Facilities RB Series B
   3.65%, 04/05/07 (a)(b)(c)(d)                             10,095        10,095
Refunding RB Series L
   3.68%, 04/05/07 (a)(b)(c)(d)                              1,545         1,545
                                                                     -----------
                                                                         494,760
                                                                     -----------
TOTAL MUNICIPAL SECURITIES
(COST $9,166,858)                                                      9,166,858
                                                                     -----------

END OF INVESTMENTS.

At 03/31/07, the cost of the fund's investments was $9,166,858.

(a) Variable-rate security.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,206,901 or 34.9% of net assets.

 BAN -- Bond anticipation note
 COP -- Certificate of participation
  GO -- General obligation
 HFA -- Housing finance agency
 IDA -- Industrial development authority
IDRB -- Industrial development revenue bond
 RAN -- Revenue anticipation note
  RB -- Revenue bond
TECP -- Tax-exempt commercial paper
TRAN -- Tax and revenue anticipation note

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB CASH RESERVES FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 81.8%  FIXED-RATE OBLIGATIONS                        14,977,510      14,977,510
 13.5%  VARIABLE-RATE OBLIGATIONS                      2,483,253       2,483,253
  4.6%  OTHER INVESTMENTS                                835,078         835,078
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                             18,295,841      18,295,841
  0.1%  OTHER ASSETS AND LIABILITIES                                      13,432
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    18,309,273

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
FIXED-RATE OBLIGATIONS 81.8% OF NET ASSETS

BANK NOTES 2.4%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
   5.31%, 04/02/07                                        90,000          90,000
   5.31%, 05/23/07                                       163,000         163,000
   5.29%, 06/12/07                                        74,000          74,000
   5.33%, 07/19/07                                       105,000         105,000
                                                                      ----------
                                                                         432,000
CERTIFICATES OF DEPOSIT 23.2%
--------------------------------------------------------------------------------
ABBEY NATIONAL TREASURY SERVICES PLC
   5.32%, 06/22/07 (a)                                    43,000          43,000
   5.27%, 08/09/07 (a)                                    49,000          49,000
ALLIANCE & LEICESTER PLC
   5.32%, 04/23/07                                        71,000          71,000
BANCA INTESA SPA
   5.36%, 04/18/07                                       122,000         122,000
   5.29%, 05/07/07                                       135,000         135,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
   5.28%, 06/01/07                                        67,000          67,002
   5.31%, 06/01/07                                        27,000          27,000
BANK OF AMERICA, N.A.
   5.29%, 09/12/07                                        16,000          16,000
BANK OF IRELAND
   5.33%, 07/18/07                                         8,000           8,000
BANK OF TOKYO MITSUBISHI UFJ LTD.
   5.31%, 04/03/07                                       155,000         155,000
BARCLAYS BANK PLC
   5.31%, 04/10/07                                        33,000          33,000
   5.32%, 04/24/07                                        54,000          54,000
   5.31%, 05/30/07                                        46,000          46,000
   5.32%, 06/22/07                                         2,000           2,000
BAYERISCHE HYPO- UND VEREINSBANK AG
   5.31%, 04/10/07                                        51,000          51,000
BNP PARIBAS
   5.31%, 04/04/07                                        84,000          84,000
   5.32%, 05/22/07                                        60,000          60,000
   5.36%, 05/31/07                                        27,000          27,000
   5.32%, 07/05/07                                       100,000         100,000
   5.30%, 07/10/07                                        22,000          22,000
CALYON
   5.31%, 06/22/07                                         3,000           3,002
   5.27%, 08/09/07                                        36,000          36,000
CANADIAN IMPERIAL BANK OF COMMERCE
   5.32%, 07/12/07                                        29,000          29,000
   5.33%, 10/12/07                                        20,000          20,000
   5.34%, 11/27/07                                       145,000         145,000
CHARTER ONE BANK, N.A.
   5.32%, 04/17/07                                        35,000          35,000
CITIBANK, N.A.
   5.31%, 05/22/07                                        35,000          35,000
   5.30%, 06/05/07                                        46,000          46,000
   5.28%, 06/06/07                                        14,000          14,000
CREDIT AGRICOLE S.A.
   5.34%, 04/13/07                                        50,000          50,000
   5.34%, 04/30/07                                        15,000          15,001
   5.37%, 05/18/07                                        69,000          69,000
   5.29%, 06/05/07                                       110,000         110,000
   5.30%, 06/27/07                                        47,000          47,000
CREDIT SUISSE
   5.31%, 04/19/07                                       206,000         206,000
   5.60%, 04/20/07                                        16,000          16,000
   5.29%, 06/08/07                                        70,000          70,000
   5.30%, 06/13/07                                        48,000          48,000
DEPFA BANK, PLC
   5.32%, 05/25/07                                        36,000          36,000
DEUTSCHE BANK, AG
   5.31%, 07/09/07                                       123,000         123,000
   5.35%, 08/08/07                                       133,000         133,000
   5.33%, 10/09/07                                        70,000          70,000
   5.41%, 02/11/08                                        75,000          75,000
DNB NOR BANK ASA
   5.30%, 04/30/07                                        11,000          11,000
DRESDNER BANK, AG
   5.32%, 04/12/07                                        87,000          87,000
FIRST TENNESSEE BANK, N.A.
   5.31%, 04/09/07                                         2,000           2,000
   5.28%, 06/06/07                                        34,000          34,000
HBOS TREASURY SERVICES, PLC
   5.31%, 04/10/07 (a)                                     9,000           9,000
   5.28%, 06/01/07 (a)                                    25,000          25,001
   5.33%, 08/20/07 (a)                                     9,000           9,000
HSBC BANK, PLC
   5.31%, 05/08/07                                        20,000          20,000

SCHWAB CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
HSH NORDBANK, AG
   5.32%, 04/30/07                                        63,000          63,000
ING BANK N.V.
   5.31%, 05/31/07                                        28,000          28,000
   5.34%, 08/21/07                                        50,000          50,000
INTESA SANPAOLO
   5.33%, 07/18/07                                        16,000          16,000
LANDESBANK BADEN-WURTTEMBERG
   5.33%, 04/24/07                                        10,000          10,000
   5.35%, 08/06/07                                        25,000          25,000
   5.30%, 09/06/07                                         9,000           8,998
MITSUBISHI UFJ TRUST & BANKING CORP.
   5.35%, 04/13/07                                        29,000          29,000
   5.39%, 11/06/07                                        50,000          50,000
   5.38%, 11/16/07                                        14,000          14,000
MIZUHO CORPORATE BANK LTD.
   5.30%, 04/04/07                                        50,000          50,000
   5.31%, 04/16/07                                        65,000          65,000
   5.30%, 04/26/07                                        75,000          75,000
   5.32%, 05/03/07                                         6,000           6,000
NORTHERN ROCK, PLC
   5.33%, 05/24/07                                        25,000          25,000
ROYAL BANK OF SCOTLAND, PLC
   5.29%, 04/12/07                                        65,000          65,000
SKANDINAVISKA ENSKILDA BANKEN AB
   5.31%, 05/30/07                                       143,000         143,001
   5.31%, 07/06/07                                         8,000           8,000
SOCIETE GENERALE
   5.30%, 04/30/07                                        70,000          70,000
   5.31%, 05/09/07                                        35,000          35,000
   5.32%, 06/22/07                                         4,000           4,000
   5.34%, 10/29/07                                        15,000          15,001
SUMITOMO TRUST & BANKING CO.
   5.35%, 08/20/07                                         6,000           6,000
   5.36%, 10/16/07                                        70,000          70,000
SVENSKA HANDELSBANKEN AB
   5.34%, 10/26/07 (a)                                    76,000          75,986
TORONTO DOMINION BANK
   5.37%, 04/25/07                                        54,000          54,000
   5.30%, 06/14/07                                        45,000          45,000
   5.32%, 07/10/07                                        50,000          50,000
UNICREDITO ITALIANO S.P.A.
   5.35%, 05/02/07                                         9,000           9,000
   5.33%, 05/22/07                                        22,000          22,000
   5.32%, 05/29/07                                        10,000          10,000
   5.33%, 06/21/07                                        26,000          26,000
UNICREDITO ITALIANO SPA
   5.32%, 04/30/07                                        63,000          63,001
   5.28%, 06/07/07                                        38,000          37,996
   5.31%, 07/09/07                                        35,000          35,000
UNION BANK OF CALIFORNIA
   5.33%, 08/15/07                                        42,000          42,000
   5.33%, 08/17/07                                        12,000          12,000
WASHINGTON MUTUAL BANK
   5.33%, 07/18/07                                        22,000          22,000
   5.33%, 08/16/07                                         1,000           1,000
WILMINGTON TRUST CO.
   5.36%, 04/13/07                                        15,000          15,000
                                                                      ----------
                                                                       4,250,989
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 56.1%
--------------------------------------------------------------------------------
ALLIANCE & LEICESTER, PLC
   5.29%, 07/13/07 (c)                                    57,000          56,152
ALLIED IRISH BANKS NORTH AMERICA, INC.
   5.34%, 08/09/07 (a)                                    29,000          28,455
AMSTEL FUNDING CORP.
   5.36%, 04/13/07 (b)(c)                                 26,000          25,955
   5.34%, 04/20/07 (b)(c)                                  8,000           7,978
   5.32%, 05/02/07 (b)(c)                                 32,000          31,855
   5.32%, 05/18/07 (b)(c)                                  4,000           3,973
   5.32%, 05/18/07 (b)(c)                                  2,000           1,986
   5.31%, 05/22/07 (b)(c)                                 55,000          54,592
   5.32%, 05/25/07 (b)(c)                                  1,000             992
   5.33%, 06/20/07 (b)(c)                                  3,000           2,965
AMSTERDAM FUNDING CORP.
   5.29%, 04/05/07 (a)(b)(c)                              30,000          29,983
   5.29%, 04/17/07 (a)(b)(c)                              68,000          67,841
   5.30%, 04/26/07 (a)(b)(c)                              60,000          59,780
   5.31%, 05/04/07 (a)(b)(c)                              39,000          38,813
   5.29%, 05/24/07 (a)(b)(c)                              18,000          17,861
ANGLO IRISH BANK CORP. PLC
   5.31%, 04/17/07 (c)                                    16,000          15,963
   5.32%, 04/26/07 (c)                                    15,000          14,945
   5.30%, 06/04/07 (c)                                     1,000             991
AQUINAS FUNDING, L.L.C.
   5.30%, 04/24/07 (a)(b)(c)                              42,000          41,859
   5.30%, 04/26/07 (a)(b)(c)                              30,000          29,890
   5.30%, 05/30/07 (a)(b)(c)                              10,000           9,914
   5.33%, 07/06/07 (a)(b)(c)                              10,000           9,862
ATLANTIC ASSET SECURITIZATION, L.L.C.
   5.30%, 04/24/07 (a)(b)(c)                              26,000          25,912
   5.31%, 05/29/07 (a)(b)(c)                              15,000          14,873
   5.29%, 06/07/07 (a)(b)(c)                              25,991          25,738
ATLANTIS ONE FUNDING CORP.
   5.37%, 04/09/07 (b)(c)                                  2,000           1,998
   5.33%, 05/09/07 (b)(c)                                 93,000          92,490
   5.31%, 05/23/07 (b)(c)                                 25,000          24,811
   5.30%, 05/31/07 (b)(c)                                 14,000          13,877
   5.29%, 06/07/07 (b)(c)                                  7,000           6,932
   5.31%, 06/18/07 (b)(c)                                 65,000          64,263
   5.30%, 06/25/07 (b)(c)                                 60,000          59,259
   5.32%, 07/05/07 (b)(c)                                  1,000             986
   5.30%, 07/20/07 (b)(c)                                 85,000          83,649
   5.35%, 08/14/07 (b)(c)                                  6,000           5,883
   5.33%, 08/16/07 (b)(c)                                 57,156          56,027
BANK OF AMERICA CORP.
   5.31%, 05/15/07                                        15,000          14,904
   5.31%, 05/24/07                                         4,000           3,969
   5.33%, 06/04/07                                        37,000          36,658
   5.29%, 06/07/07                                       142,000         140,622
   5.30%, 06/08/07                                        85,000          84,162
   5.29%, 06/13/07                                        41,000          40,566
   5.30%, 06/19/07                                        33,000          32,621
   5.31%, 07/06/07                                        19,000          18,738
   5.29%, 07/16/07                                       175,000         172,323
   5.29%, 07/17/07                                        25,000          24,614
BANK OF IRELAND
   5.28%, 04/30/07 (c)                                     2,000           1,992
   5.32%, 05/21/07 (c)                                    34,000          33,755

SCHWAB CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
BARCLAYS US FUNDING CORP.
   5.33%, 06/20/07 (a)                                    30,000          29,654
   5.30%, 06/26/07 (a)                                    60,000          59,251
   5.33%, 08/17/07 (a)                                   110,000         107,814
BEAR STEARNS COMPANIES, INC.
   5.37%, 04/20/07                                         5,000           4,986
   5.31%, 04/27/07                                         3,000           2,989
   5.32%, 05/11/07                                        15,000          14,913
   5.30%, 06/15/07                                        42,000          41,542
   5.30%, 07/12/07                                        15,000          14,779
   5.33%, 07/16/07                                        39,000          38,404
   5.35%, 08/03/07                                         1,000             982
BEETHOVEN FUNDING CORP.
   5.33%, 04/24/07 (a)(b)(c)                              50,000          49,832
   5.32%, 06/19/07 (a)(b)(c)                               9,000           8,896
BETA FINANCE, INC.
   5.32%, 05/11/07 (b)(c)                                 38,000          37,781
   5.30%, 06/05/07 (b)(c)                                 17,000          16,839
   5.31%, 06/18/07 (b)(c)                                 30,000          29,659
BNP PARIBAS FINANCE, INC.
   5.33%, 04/11/07                                         1,000             999
CANCARA ASSET SECURITIZATION, L.L.C.
   5.30%, 05/03/07 (a)(b)(c)                              31,000          30,855
   5.30%, 06/12/07 (a)(b)(c)                              61,000          60,362
CC (USA), INC.
   5.32%, 04/30/07 (b)(c)                                  6,000           5,975
   5.33%, 05/01/07 (b)(c)                                  7,000           6,970
   5.31%, 05/22/07 (b)(c)                                 13,000          12,905
   5.29%, 06/11/07 (b)(c)                                 15,000          14,846
   5.30%, 06/15/07 (b)(c)                                 50,000          49,455
CHARIOT FUNDING, L.L.C.
   5.29%, 04/18/07 (a)(b)(c)                              20,000          19,950
   5.30%, 05/09/07 (a)(b)(c)                              25,000          24,861
   5.31%, 05/21/07 (a)(b)(c)                              20,000          19,854
   5.31%, 05/23/07 (a)(b)(c)                              55,000          54,584
CITIGROUP FUNDING, INC.
   5.31%, 04/13/07 (c)                                   111,000         110,806
   5.32%, 04/20/07 (c)                                    80,000          79,779
   5.32%, 04/23/07 (c)                                    50,000          49,840
   5.34%, 04/23/07 (c)                                     2,500           2,492
   5.32%, 05/02/07 (c)                                    73,000          72,670
   5.33%, 05/03/07 (c)                                   103,000         102,519
   5.33%, 05/04/07 (c)                                   180,000         179,133
   5.32%, 05/21/07 (c)                                    50,000          49,636
   5.31%, 05/29/07 (c)                                    33,000          32,721
   5.32%, 06/14/07 (c)                                    20,000          19,784
   5.30%, 06/21/07 (c)                                    32,000          31,623
CLIPPER RECEIVABLES CO., L.L.C.
   5.29%, 04/19/07 (a)(b)(c)                              36,000          35,905
   5.29%, 06/04/07 (a)(b)(c)                              77,000          76,285
COBBLER FUNDING, L.L.C.
   5.32%, 06/15/07 (b)(c)                                 20,000          19,781
CONCORD MINUTEMEN CAPITAL CO., CLASS C
   5.43%, 04/02/07 (a)(b)(c)                              66,000          65,990
CONCORD MINUTEMEN CAPITAL CO., SERIES A
   5.31%, 04/04/07 (a)(b)(c)                              12,000          11,995
   5.32%, 04/19/07 (a)(b)(c)                              13,521          13,485
   5.30%, 04/25/07 (a)(b)(c)                              30,000          29,895
   5.29%, 07/10/07 (a)(b)(c)                             101,820         100,351
   5.35%, 08/13/07 (a)(b)(c)                              17,000          16,670
CROWN POINT CAPITAL CO., L.L.C.
   5.34%, 04/04/07 (a)(b)(c)                              11,000          10,995
   5.34%, 04/13/07 (a)(b)(c)                              20,000          19,965
   5.32%, 04/16/07 (a)(b)(c)                              24,000          23,947
   5.37%, 04/23/07 (a)(b)(c)                              47,000          46,850
   5.29%, 06/06/07 (a)(b)(c)                              40,048          39,665
   5.31%, 06/14/07 (a)(b)(c)                              39,000          38,580
DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
TRUST
   5.32%, 04/18/07 (b)(c)                                 76,950          76,759
   5.30%, 06/14/07 (b)(c)                                 20,789          20,565
   5.32%, 06/14/07 (b)(c)                                 36,000          35,611
   5.30%, 06/18/07 (b)(c)                                  9,000           8,898
   5.31%, 06/18/07 (b)(c)                                 19,000          18,784
DEPFA BANK, PLC
   5.31%, 04/18/07 (c)                                    32,000          31,921
   5.29%, 06/06/07 (c)                                     5,000           4,952
DEXIA DELAWARE L.L.C.
   5.28%, 06/04/07 (a)                                    23,314          23,098
   5.35%, 08/09/07 (a)                                     8,000           7,850
DNB NOR BANK ASA
   5.29%, 06/06/07                                        10,000           9,904
   5.31%, 07/11/07                                         8,000           7,884
DORADA FINANCE, INC.
   5.33%, 04/30/07 (b)(c)                                  3,000           2,987
   5.32%, 05/29/07 (b)(c)                                 15,000          14,875
   5.29%, 06/11/07 (b)(c)                                  4,000           3,959
   5.30%, 06/29/07 (b)(c)                                 12,000          11,845
EDISON ASSET SECURITIZATION CORP., L.L.C.
   5.33%, 04/11/07 (a)(b)(c)                              20,000          19,971
   5.32%, 06/20/07 (a)(b)(c)                              72,000          71,171
FAIRWAY FINANCE CO., L.L.C.
   5.31%, 05/21/07 (a)(b)(c)                              13,000          12,905
   5.31%, 06/14/07 (a)(b)(c)                              49,222          48,692
FALCON ASSET SECURITIZATION CORP.
   5.31%, 04/20/07 (a)(b)(c)                              50,000          49,862
   5.29%, 04/26/07 (a)(b)(c)                              12,000          11,956
   5.29%, 05/24/07 (a)(b)(c)                              60,507          60,039
   5.29%, 06/06/07 (a)(b)(c)                              21,000          20,799
   5.30%, 06/20/07 (a)(b)(c)                              33,000          32,616
FIVE FINANCE, INC.
   5.32%, 04/23/07 (b)(c)                                  4,000           3,987
   5.31%, 05/22/07 (b)(c)                                  6,000           5,956
   5.32%, 05/24/07 (b)(c)                                 24,000          23,815
   5.33%, 05/24/07 (b)(c)                                  2,000           1,985
   5.30%, 06/05/07 (b)(c)                                 17,000          16,840
   5.30%, 06/27/07 (b)(c)                                 10,000           9,874
   5.31%, 06/29/07 (b)(c)                                  8,000           7,896
   5.34%, 07/17/07 (b)(c)                                 12,000          11,815
   5.34%, 08/21/07 (b)(c)                                 20,000          19,590
GALAXY FUNDING, INC.
   5.31%, 05/30/07 (b)(c)                                 20,000          19,828
   5.29%, 06/06/07 (b)(c)                                 10,000           9,904
GENERAL ELECTRIC CAPITAL CORP.
   5.41%, 05/01/07                                       163,000         162,292

SCHWAB CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
   5.39%, 05/18/07                                       103,000         102,300
   5.30%, 06/11/07                                        25,000          24,746
   5.32%, 06/28/07                                       190,000         187,613
   5.32%, 10/09/07                                        32,000          31,131
GENERAL ELECTRIC CO.
   5.33%, 06/27/07                                        75,000          74,057
GRAMPIAN FUNDING, L.L.C.
   5.33%, 04/27/07 (a)(b)(c)                              20,000          19,925
   5.34%, 04/27/07 (a)(b)(c)                              39,000          38,854
   5.33%, 05/21/07 (a)(b)(c)                              72,000          71,480
   5.33%, 06/15/07 (a)(b)(c)                              39,000          38,578
   5.31%, 06/22/07 (a)(b)(c)                              19,000          18,773
   5.34%, 08/06/07 (a)(b)(c)                              39,000          38,284
   5.33%, 08/15/07 (a)(b)(c)                               6,000           5,882
GREENWICH CAPITAL HOLDINGS, INC.
   5.35%, 08/24/07 (a)                                    10,000           9,791
HBOS TREASURY SERVICES, PLC
   5.28%, 06/08/07 (a)                                     4,325           4,282
   5.33%, 07/18/07 (a)                                    28,000          27,564
   5.29%, 09/14/07 (a)                                    18,000          17,573
HSBC U.S.A., INC.
   5.29%, 04/11/07                                        80,000          79,885
   5.35%, 07/25/07                                         7,000           6,883
ING (U.S.) FUNDING, L.L.C.
   5.31%, 07/12/07 (a)                                    38,000          37,444
   5.32%, 08/24/07 (a)                                    60,000          58,747
IRISH LIFE & PERMANENT, PLC
   5.34%, 04/11/07 (c)                                    15,000          14,978
   5.29%, 06/08/07 (c)                                     4,000           3,961
   5.30%, 06/15/07 (c)                                     3,000           2,967
   5.33%, 07/16/07 (c)                                     3,000           2,954
   5.35%, 08/13/07 (c)                                    41,000          40,206
JUPITER SECURITIZATION CORP.
   5.29%, 04/03/07 (a)(b)(c)                              28,000          27,992
   5.30%, 04/13/07 (a)(b)(c)                              23,000          22,960
   5.28%, 06/04/07 (a)(b)(c)                              29,674          29,399
   5.29%, 06/05/07 (a)(b)(c)                              19,367          19,184
K2 (USA), L.L.C.
   5.33%, 05/17/07 (b)(c)                                  1,500           1,490
   5.30%, 06/14/07 (b)(c)                                  7,000           6,925
   5.35%, 08/06/07 (b)(c)                                 17,900          17,571
   5.35%, 08/14/07 (b)(c)                                  8,000           7,844
KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.
   5.29%, 04/05/07 (a)(c)                                 11,000          10,994
   5.29%, 06/06/07 (a)(c)                                 21,000          20,799
KITTY HAWK FUNDING CORP.
   5.30%, 05/29/07 (a)(b)(c)                              60,000          59,492
KLIO FUNDING CORP.
   5.32%, 04/12/07 (b)(c)                                 15,129          15,105
KLIO III FUNDING CORP.
   5.32%, 04/23/07 (b)(c)                                 34,000          33,890
LEXINGTON PARKER CAPITAL CO., L.L.C.
   5.31%, 04/12/07 (a)(b)(c)                              18,500          18,471
   5.29%, 04/18/07 (a)(b)(c)                              37,430          37,337
   5.32%, 04/24/07 (a)(b)(c)                              50,000          49,832
   5.31%, 06/18/07 (a)(b)(c)                              14,923          14,754
LINKS FINANCE, L.L.C.
   5.34%, 04/12/07 (b)(c)                                  5,000           4,992
   5.29%, 06/07/07 (b)(c)                                  9,000           8,913
   5.33%, 08/28/07 (b)(c)                                  2,000           1,957
MANE FUNDING CORP.
   5.29%, 04/27/07 (b)(c)                                  2,000           1,992
   5.32%, 04/27/07 (b)(c)                                 86,000          85,674
   5.30%, 05/29/07 (b)(c)                                  3,000           2,975
   5.29%, 06/07/07 (b)(c)                                 22,000          21,786
   5.30%, 06/19/07 (b)(c)                                 74,000          73,152
   5.31%, 06/20/07 (b)(c)                                 10,000           9,884
MONT BLANC CAPITAL CORP.
   5.31%, 04/09/07 (a)(b)(c)                              49,000          48,943
   5.30%, 05/21/07 (a)(b)(c)                              17,000          16,876
   5.30%, 06/21/07 (a)(b)(c)                              20,445          20,204
MORGAN STANLEY
   5.32%, 06/29/07                                         5,000           4,936
   5.34%, 06/29/07                                       208,000         205,329
   5.31%, 07/09/07                                         8,000           7,886
NATIONWIDE BUILDING SOCIETY U.S.
   5.30%, 06/13/07                                        28,000          27,703
   5.32%, 07/10/07                                        14,000          13,799
   5.35%, 08/09/07                                        25,000          24,530
NATIXIS COMMERCIAL PAPER CORP. (CNCE)
   5.31%, 04/12/07 (a)                                    19,000          18,970
   5.30%, 04/24/07 (a)                                     2,000           1,993
   5.32%, 05/29/07 (a)                                    50,000          49,577
   5.29%, 06/06/07 (a)                                     9,000           8,914
NIEUW AMSTERDAM RECEIVABLES CORP.
   5.31%, 04/03/07 (a)(b)(c)                              14,220          14,216
   5.32%, 04/23/07 (a)(b)(c)                              20,000          19,936
   5.32%, 04/23/07 (a)(b)(c)                               4,345           4,331
   5.30%, 04/30/07 (a)(b)(c)                              20,000          19,915
   5.31%, 05/25/07 (a)(b)(c)                              37,000          36,709
NORTHERN ROCK PLC
   5.31%, 05/23/07                                        20,000          19,849
   5.35%, 08/09/07                                        18,000          17,662
OLD LINE FUNDING, L.L.C.
   5.30%, 05/10/07 (a)(b)(c)                              93,000          92,470
   5.31%, 06/14/07 (a)(b)(c)                              17,000          16,817
PARK AVENUE RECEIVABLES CO. L.L.C.
   5.29%, 04/25/07 (a)(b)(c)                              50,000          49,824
   5.30%, 04/27/07 (a)(b)(c)                              90,428          90,084
   5.29%, 06/05/07 (a)(b)(c)                              43,000          42,595
PARK GRANADA, L.L.C.
   5.31%, 04/10/07 (b)(c)                                 37,000          36,951
   5.31%, 05/01/07 (b)(c)                                  4,000           3,983
   5.32%, 05/29/07 (b)(c)                                 54,008          53,549
   5.29%, 06/04/07 (b)(c)                                 43,000          42,601
   5.31%, 09/25/07 (b)(c)                                  9,000           8,771
PICAROS FUNDING, L.L.C.
   5.30%, 05/02/07 (a)(b)(c)                              30,000          29,864
   5.31%, 05/03/07 (a)(b)(c)                              36,000          35,835
   5.31%, 05/03/07 (a)(b)(c)                              50,000          49,770
   5.31%, 06/19/07 (a)(b)(c)                               9,000           8,896
RABOBANK USA FINANCIAL CORP.
   5.41%, 04/02/07 (a)                                   100,000          99,985
RANGER FUNDING CO., L.L.C.
   5.30%, 05/01/07 (a)(b)(c)                              88,000          87,614
   5.29%, 05/02/07 (a)(b)(c)                              52,583          52,345
SAN PAOLO IMI U.S. FINANCIAL CO.
   5.33%, 06/14/07 (a)                                    23,000          22,755

SCHWAB CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
   5.37%, 04/16/07 (a)                                    10,000           9,978
   5.33%, 06/14/07 (a)                                     2,000           1,979
   5.33%, 08/16/07 (a)                                    84,000          82,341
SCALDIS CAPITAL LTD.
   5.30%, 04/16/07 (a)(b)(c)                              34,000          33,926
   5.32%, 04/25/07 (a)(b)(c)                              69,000          68,761
   5.30%, 06/08/07 (a)(b)(c)                              42,761          42,344
SEDNA FINANCE, INC.
   5.35%, 08/06/07 (b)(c)                                 19,000          18,651
   5.34%, 08/28/07 (b)(c)                                 20,000          19,570
   5.33%, 09/24/07 (b)(c)                                 20,000          19,494
   5.34%, 09/24/07 (b)(c)                                 16,000          15,595
SHEFFIELD RECEIVABLES CORP.
   5.30%, 04/05/07 (a)(b)(c)                             100,000          99,942
SIGMA FINANCE, INC.
   5.31%, 04/03/07 (b)(c)                                  8,000           7,998
   5.60%, 04/16/07 (b)(c)                                  2,000           1,996
   5.37%, 04/27/07 (b)(c)                                 10,000           9,962
   5.31%, 05/30/07 (b)(c)                                  2,000           1,983
   5.30%, 06/04/07 (b)(c)                                  1,000             991
   5.30%, 06/25/07 (b)(c)                                 39,000          38,518
   5.34%, 07/06/07 (b)(c)                                  2,000           1,973
   5.33%, 07/17/07 (b)(c)                                  5,000           4,923
   5.35%, 08/06/07 (b)(c)                                 65,000          63,805
   5.33%, 08/28/07 (b)(c)                                 28,000          27,399
   5.36%, 10/01/07 (b)(c)                                 32,000          31,159
   5.36%, 11/01/07 (b)(c)                                 32,000          31,020
SKANDINAVISKA ENSKILDA BANKEN AB
   5.37%, 04/10/07                                        18,000          17,977
   5.35%, 08/02/07                                         3,000           2,947
   5.35%, 08/13/07                                         2,000           1,961
SOCIETE GENERALE NORTH AMERICA, INC.
   5.31%, 04/17/07 (a)                                    80,000          79,814
   5.37%, 04/20/07 (a)                                     4,000           3,989
   5.36%, 05/15/07 (a)                                     2,000           1,987
   5.40%, 05/21/07 (a)                                    14,000          13,899
   5.30%, 06/11/07 (a)                                    87,000          86,114
   5.31%, 06/19/07 (a)                                     4,000           3,955
   5.34%, 08/08/07 (a)                                    51,000          50,049
   5.33%, 08/15/07 (a)                                     2,000           1,961
   5.29%, 09/12/07 (a)                                    37,000          36,132
SOLITAIRE FUNDING, L.L.C.
   5.30%, 06/18/07 (a)(b)(c)                             100,000          98,867
   5.30%, 06/21/07 (a)(b)(c)                             160,000         158,117
STADSHYPOTEK DELAWARE, INC.
   5.31%, 05/22/07 (a)(c)                                 50,000          49,629
   5.29%, 05/30/07 (a)(c)                                 10,000           9,914
STANFIELD VICTORIA FUNDING
   5.32%, 04/25/07 (b)(c)                                 25,000          24,912
   5.32%, 04/30/07 (b)(c)                                 15,000          14,937
   5.31%, 05/25/07 (b)(c)                                 24,000          23,811
   5.29%, 06/05/07 (b)(c)                                 17,000          16,840
   5.31%, 06/22/07 (b)(c)                                 11,000          10,869
SWEDBANK AB
   5.31%, 04/12/07                                        26,000          25,958
   5.34%, 05/02/07                                        17,000          16,924
   5.35%, 08/16/07                                        58,000          56,851
THUNDER BAY FUNDING, L.L.C.
   5.33%, 04/10/07 (a)(b)(c)                              82,393          82,286
TICONDEROGA FUNDING, L.L.C.
   5.30%, 04/23/07 (a)(b)(c)                              10,364          10,331
   5.30%, 04/25/07 (a)(b)(c)                              29,177          29,074
   5.30%, 04/26/07 (a)(b)(c)                              19,110          19,040
   5.30%, 04/27/07 (a)(b)(c)                              20,000          19,924
UBS FINANCE (DELAWARE), INC.
   5.29%, 04/09/07 (a)                                   158,000         157,818
   5.30%, 06/04/07 (a)                                     3,000           2,972
   5.29%, 06/08/07 (a)                                    23,000          22,773
   5.30%, 06/11/07 (a)                                   100,000          98,969
   5.30%, 06/27/07 (a)                                    95,000          93,799
   5.31%, 07/03/07 (a)                                    15,000          14,800
   5.29%, 07/05/07 (a)                                   100,000          98,641
   5.33%, 07/16/07 (a)                                    35,000          34,465
   5.34%, 08/02/07 (a)                                    46,000          45,183
   5.35%, 08/13/07 (a)                                    29,000          28,438
   5.33%, 08/14/07 (a)                                     9,000           8,825
UNICREDITO ITALIANO BANK (IRELAND) PLC
   5.30%, 05/29/07 (a)(c)                                 69,000          68,417
   5.29%, 09/14/07 (a)(c)                                 22,000          21,478
WESTPAC BANKING CORP.
   5.34%, 05/02/07 (c)                                    12,000          11,946
   5.31%, 05/07/07 (c)                                     2,000           1,990
   5.33%, 05/07/07 (c)                                     5,000           4,974
   5.33%, 05/07/07 (c)                                    15,000          14,922
   5.34%, 08/06/07 (c)                                    35,000          34,357
   5.34%, 08/08/07 (c)                                    65,500          64,278
   5.35%, 08/15/07 (c)                                     3,000           2,941
WESTPAC TRUST SECURITIES NZ LTD.
   5.37%, 04/17/07 (a)(c)                                 25,425          25,366
   5.30%, 06/27/07 (a)(c)                                 40,000          39,494
WHISTLEJACKET CAPITAL, L.L.C.
   5.31%, 05/02/07 (b)(c)                                 40,000          39,818
WHITE PINE FINANCE, L.L.C.
   5.30%, 04/25/07 (b)(c)                                 25,205          25,116
   5.30%, 04/26/07 (b)(c)                                 23,527          23,441
WINDMILL FUNDING CORP.
   5.29%, 05/17/07 (a)(b)(c)                              74,000          73,504
YORKTOWN CAPITAL, L.L.C.
   5.30%, 04/26/07 (a)(b)(c)                              27,336          27,236
   5.30%, 05/16/07 (a)(b)(c)                              36,000          35,763
                                                                      ----------
                                                                      10,273,521
PROMISSORY NOTES 0.1%
--------------------------------------------------------------------------------
THE GOLDMAN SACHS GROUP, INC.
   5.63%, 04/20/07 (d)                                    21,000          21,000
                                                                      ----------
TOTAL FIXED-RATE OBLIGATIONS
(COST $14,977,510)                                                    14,977,510
                                                                      ----------

VARIABLE-RATE OBLIGATIONS 13.5% OF NET ASSETS

BANCO ESPANOL DE CREDITO S.A.
   5.34%, 07/18/07 (c)                                    25,000          25,000
BARCLAYS BANK PLC
   5.28%, 04/05/07                                        40,000          39,999
   5.28%, 04/16/07                                       106,000         105,986

SCHWAB CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
BNP PARIBAS
   5.27%, 04/02/07                                       100,000          99,995
CANADIAN IMPERIAL BANK OF COMMERCE
   5.40%, 04/30/07                                        50,000          50,000
CREDIT SUISSE
   5.36%, 04/24/07                                        20,000          20,000
DANSKE BANK A/S
   5.29%, 04/20/07                                       100,000         100,000
DEUTSCHE BANK, AG
   5.40%, 04/09/07                                       100,000         100,004
   5.38%, 04/23/07                                       150,000         150,000
DEXIA CREDIT LOCAL
   5.26%, 04/09/07                                       100,000          99,995
FIVE FINANCE, INC.
   5.27%, 04/25/07 (b)(c)                                 20,000          19,999
FLORIDA HURRICANE CATASTROPHE FUND
   5.33%, 04/16/07                                        75,000          75,000
INTESA BANK IRELAND, PLC
   5.32%, 04/24/07 (a)(c)                                 70,000          70,000
J.P. MORGAN SECURITIES, INC.
   5.29%, 04/01/07 (c)                                   100,000         100,000
K2 (USA), L.L.C.
   5.28%, 04/16/07 (b)(c)                                 50,000          49,999
   5.32%, 04/27/07 (b)(c)                                 30,000          30,003
LEXINGTON PARKER CAPITAL CO., L.L.C.
   5.27%, 04/05/07 (a)(b)(c)                              22,000          21,999
LIBERTY LIGHTHOUSE U.S. CAPITAL CO., L.L.C.
   5.28%, 04/02/07 (b)(c)                                 22,000          21,998
   5.28%, 06/15/07 (b)(c)                                 35,000          34,995
   5.31%, 07/02/07 (b)(c)                                  2,000           2,000
LINKS FINANCE, L.L.C.
   5.29%, 04/16/07 (b)(c)                                 80,000          79,997
   5.33%, 04/30/07 (b)(c)                                 37,000          37,002
   5.32%, 06/20/07 (b)(c)                                 22,000          21,998
   5.32%, 04/16/08 (b)(c)                                  3,000           3,001
MERRILL LYNCH & CO., INC.
   5.29%, 04/16/07                                       125,000         125,000
   5.30%, 04/18/07                                        50,000          50,000
   5.29%, 04/27/07                                        50,000          50,000
PHYSICIAN SOLUTIONS, L.L.C
   5.37%, 04/05/07 (a)                                     1,805           1,805
ROMAN CATHOLIC BISHOP OF SAN JOSE (CA)
   5.32%, 04/05/07 (a)                                     5,500           5,500
ROYAL BANK OF CANADA
   5.25%, 04/03/07                                         5,000           5,000
ROYAL BANK OF SCOTLAND, PLC
   5.26%, 04/16/07                                       120,000         119,989
SEDNA FINANCE, INC.
   5.29%, 04/16/07 (b)(c)                                 20,000          19,998
   5.33%, 06/15/07 (b)(c)                                 30,000          29,998
SIGMA FINANCE, INC.
   5.32%, 04/16/07 (b)(c)                                 83,000          83,001
   5.35%, 04/25/07 (b)(c)                                 45,000          45,005
   5.32%, 06/25/07 (b)(c)                                 19,000          19,000
SUMITOMO TRUST & BANKING CO.
   5.32%, 04/09/07                                        93,000          93,000
   5.32%, 04/16/07                                        33,000          33,000
   5.32%, 04/30/07                                        20,000          20,000
SWEDBANK AB
   5.31%, 06/15/07                                        73,000          72,995
TENDERFOOT SEASONAL HOUSING, L.L.C.
   5.37%, 04/05/07 (a)                                     3,000           3,000
THE GOLDMAN SACHS GROUP, INC.
   5.34%, 04/02/07 (d)                                   200,000         200,000
   5.36%, 04/17/07 (c)(d)                                 23,000          23,000
WHISTLEJACKET CAPITAL, L.L.C.
   5.28%, 04/11/07 (b)(c)                                 15,000          15,000
   5.28%, 04/23/07 (b)(c)                                 16,000          15,997
WHITE PINE FINANCE, L.L.C.
   5.28%, 04/11/07 (b)(c)                                 60,000          59,998
   5.28%, 04/12/07 (b)(c)                                 10,000          10,000
   5.32%, 04/16/07 (b)(c)                                  5,000           5,000
   5.28%, 04/20/07 (b)(c)                                  5,000           5,000
   5.28%, 04/25/07 (b)(c)                                 14,000          13,997
                                                                      ----------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $2,483,253)                                                      2,483,253
                                                                      ----------

                                                       MATURITY
ISSUER                                                  AMOUNT          VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
OTHER INVESTMENTS 4.6% OF NET ASSETS

REPURCHASE AGREEMENTS 4.6%
--------------------------------------------------------------------------------
CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement, dated 03/30/07, due
   04/02/07 at 5.38%, fully collateralized by U.S.
   Government Securities with a value of $35,783.
   5.30%, 04/02/07                                        35,094          35,078
THE GOLDMAN SACHS GROUP, INC.
Tri-Party Repurchase Agreement, dated 03/30/07, due
   04/02/07 at 5.38%, fully collateralized by U.S.
   Government Securities with a value of $306,000.
   5.38%, 04/02/07                                       300,134         300,000
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement dated 03/30/07, due
   04/02/07 at 5.38%, fully collateralized by U.S.
   Government Securities with a value of $510,002.
   5.38%, 04/02/07                                       500,224         500,000
                                                                      ----------
TOTAL OTHER INVESTMENTS
(COST $835,078)                                                          835,078
                                                                      ----------

END OF INVESTMENTS.

At 03/31/07, the tax basis cost of the fund's investments was $18,295,841.

SCHWAB CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

At 03/31/07, portfolio holdings included illiquid and/or restricted securities as follows:

ISSUER
RATE, ACQUISITION                                    FACE AMOUNT        VALUE
DATE  MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
THE GOLDMAN SACHS GROUP, INC.
   5.34%, 07/06/06, 04/02/07                             200,000         200,000
   5.36%, 03/19/07, 04/17/07                              23,000          23,000
   5.63%, 07/26/06, 04/20/07                              21,000          21,000
                                                                        --------
                                                                         244,000

(a) Credit-enhanced security.
(b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,724,130 or 42.2% of net assets.
(d) Illiquid and/or restricted security.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB AMT TAX-FREE MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.0%  MUNICIPAL SECURITIES                           1,467,415       1,467,415
--------------------------------------------------------------------------------
 99.0%  TOTAL INVESTMENTS                              1,467,415       1,467,415
  1.0%  OTHER ASSETS AND
        LIABILITIES                                                       14,130
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     1,481,545

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
MUNICIPAL SECURITIES 99.0% OF NET ASSETS

ALABAMA 2.2%
--------------------------------------------------------------------------------
ALABAMA MUNICIPAL FUNDING CORP
Municipal Funding Notes Master Series 2006A
   3.67%, 04/05/07 (a)(b)                                  3,935           3,935
BIRMINGHAM DOWNTOWN REDEVELOPMENT AUTH
RB (UAB Educational Foundation) Series 2002
   3.66%, 04/04/07 (a)(b)                                 18,595          18,595
MOBILE BOARD OF WATER & SEWER
RB Series 2006
   3.69%, 04/05/07 (a)(b)(c)(d)                           10,200          10,200
                                                                     -----------
                                                                          32,730
ARIZONA 2.6%
--------------------------------------------------------------------------------
SALT RIVER PROJECT AGRICULTURAL IMPROVEMENT & POWER
DISTRICT
Electric System RB Series 2002B
   3.69%, 04/05/07 (a)(c)(d)                               7,440           7,440
Electric System RB Series 2006A
   3.71%, 04/05/07 (a)(c)                                  2,045           2,045
SCOTTSDALE IDA
Hospital RB (Scottsdale Healthcare) Series 2006G
   3.71%, 04/05/07 (a)(b)(c)                               7,000           7,000
SCOTTSDALE MUNICIPAL PROPERTY CORP
Excise Tax Refunding RB Series 2006
   3.69%, 04/05/07 (a)(c)                                  9,580           9,580
TEMPE
Transit Excise Tax Revenue Obligations Series
   2006
   3.67%, 04/04/07 (a)(c)                                 12,000          12,000
                                                                     -----------
                                                                          38,065
COLORADO 2.8%
--------------------------------------------------------------------------------
COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTH
RB (University of Denver) Series 2007
   3.69%, 04/05/07 (a)(b)(c)                              28,220          28,220
DENVER CONVENTION CENTER HOTEL AUTH
Sr Refunding RB Series 2006
   3.69%, 04/05/07 (a)(b)(c)(d)                            9,330           9,330
Sr Refunding RB (Convention Center Hotel) Series 2006
   3.71%, 04/05/07 (a)(b)(c)(d)                            4,080           4,080
                                                                     -----------
                                                                          41,630
DISTRICT OF COLUMBIA 3.8%
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA
RB (St Coletta Special Education Public Charter School)
   Series 2005
   3.66%, 04/05/07 (a)(b)                                  8,500           8,500
GO Bonds Series 2005A
   3.69%, 04/04/07 (a)(b)(c)(d)                           19,000          19,000
Ballpark RB Series 2006B1
   3.70%, 04/05/07 (a)(b)(c)                              17,170          17,170
NATIONAL CAPITAL REVITALIZATION CORP
RB (DC USA Parking Garage) Series 2006
   3.75%, 04/05/07 (a)(b)(c)                              12,000          12,000
                                                                     -----------
                                                                          56,670
FLORIDA 16.8%
--------------------------------------------------------------------------------
ALACHUA CNTY SCHOOL BOARD
COP Series 2004
   3.68%, 04/05/07 (a)(b)(c)(d)                            2,800           2,800
FLORIDA
RB (Dept of Environmental Protection
   Preservation 2000) Series 1997B
   3.69%, 04/05/07 (a)(b)(c)(d)                            7,881           7,882
FLORIDA BOARD OF EDUCATION
Capital Outlay Bonds Series 1998E
   3.72%, 04/05/07 (a)(c)(d)                              12,280          12,280
Capital Outlay Bonds Series 2003C
   3.70%, 04/05/07 (a)(b)(c)(d)                            7,900           7,900
Capital Outlay Refunding Bonds Series 2001B
   3.72%, 04/05/07 (a)(c)(d)                              14,100          14,100
Lottery RB Series 2002C
   3.72%, 04/05/07 (a)(b)(c)(d)                            6,760           6,760
FLORIDA DEPARTMENT OF ENVIRONMENTAL PROTECTION
RB (Florida Forever) Series 2007A
   3.70%, 04/05/07 (a)(b)(c)                              10,200          10,200

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
FLORIDA DEPT OF TRANSPORTATION
Turnpike RB Series 2000A
   3.70%, 04/05/07 (a)(b)(c)(d)                            7,820           7,820
Turnpike RB Series 2006A
   3.71%, 04/05/07 (a)(b)(c)(d)                           11,515          11,515
FLORIDA HFA
M/F Housing RB (Cameron Cove Apts) Series 1985XX
   3.67%, 04/04/07 (a)(b)                                  8,100           8,100
M/F Housing Refunding RB (South Pointe) Series 1998J
   3.67%, 04/04/07 (a)(b)                                  4,925           4,925
GAINESVILLE UTILITY SYSTEM
RB Series 2005C
   3.72%, 04/02/07 (a)(c)                                  4,600           4,600
RB Series 2005A
   3.69%, 04/05/07 (a)(b)(c)                               4,545           4,545
JEA
Water & Sewer Sr Lien RB Series 2007A
   3.69%, 04/05/07 (a)(c)(d)                              19,430          19,430
OCALA
Utility Systems RB Series 2005B
   3.71%, 04/05/07 (a)(b)(c)(d)                            3,985           3,985
ORANGE CNTY HEALTH FINANCE AUTH
Refunding Program RB (Pooled Hospital Loan)
   Series 1985
   3.65%, 04/05/07 (b)                                    18,400          18,400
ORANGE CNTY HFA
M/F Housing Refunding RB (Andover Place Apts) Series
   1998F
   3.70%, 04/05/07 (a)(b)                                  1,770           1,770
Refunding RB (Highland Pointe Apts) Series 1998J
   3.68%, 04/05/07 (a)(b)                                  7,455           7,455
ORANGE COUNTY SCHOOL BOARD
COP Series 2006A
   3.69%, 04/05/07 (a)(b)(c)                               4,660           4,660
COP Series 2006B
   3.71%, 04/05/07 (a)(b)(c)                               2,755           2,755
PALM BEACH CNTY HEALTH FACILITIES AUTH
Refunding Program RB (Pooled Hospital Loan)
   Series 1985
   3.68%, 06/12/07 (b)                                     7,300           7,300
PALM BEACH CNTY SD
Refunding COP Series 2007C
   3.70%, 04/02/07 (a)(b)(c)                              24,990          24,990
   3.73%, 04/05/07 (a)(b)(c)(d)                           11,355          11,355
Sales Tax Revenue CP
   3.64%, 05/04/07 (b)                                     2,000           2,000
SARASOTA CNTY
Utility System Refunding RB Series 2005A
   3.70%, 04/05/07 (a)(b)(c)(d)                            4,495           4,495
SUMTER LANDING COMMUNITY DEVELOPMENT DISTRICT
Recreational RB Series 2005A
   3.69%, 04/05/07 (a)(b)(c)(d)                            2,000           2,000
SUNSHINE STATE GOVERNMENTAL FINANCING COMMISSION
CP Series 1998A
   3.60%, 04/04/07 (b)(c)                                 20,000          20,000
TAMPA
Educational Facilities RB (Pepin Academy of
   Tampa) Series 2002
   3.68%, 04/05/07 (a)(b)                                  3,625           3,625
TAMPA BAY WATER AUTH
Utility System Refunding and Improvement RB
   Series 2001A
   3.73%, 04/05/07 (a)(b)(c)(d)                            5,200           5,200
UNIVERSITY OF SOUTH FLORIDA RESEARCH FOUNDATION
RB (Interdisciplinary Research Building) Series
   2004A
   3.67%, 04/04/07 (a)(b)                                  4,500           4,500
WINTER HAVEN
Utility System Improvement & Refunding RB Series
   2005
   3.69%, 04/05/07 (a)(b)(c)(d)                              990             990
                                                                     -----------
                                                                         248,337
GEORGIA 3.2%
--------------------------------------------------------------------------------
ATLANTA
Water & Wastewater RB Series 2001B
   3.67%, 04/05/07 (a)(b)(c)                               1,500           1,500
Sub Lien Tax Allocation Bonds (Atlantic Station) Series
   2006
   3.74%, 04/05/07 (a)(b)                                  7,000           7,000
DEKALB CNTY PUBLIC SAFETY & JUDICIAL FACILITIES AUTH
RB Series 2004
   3.69%, 04/05/07 (a)(c)                                  4,485           4,485
FULTON CNTY
Water & Sewer RB Series 2004
   3.69%, 04/05/07 (a)(b)(c)                               4,610           4,610
METROPOLITAN ATLANTA RAPID TRANSIT AUTH
Sales Tax Revenue CP BAN (Third Indenture)
   Series 2004A
   3.63%, 06/06/07 (b)                                    30,200          30,200
                                                                     -----------
                                                                          47,795
HAWAII 1.2%
--------------------------------------------------------------------------------
HONOLULU CITY & COUNTY
Wastewater System RB (First Bond Resolution) Sr
   Series 2006A
   3.69%, 04/05/07 (a)(b)(c)                               4,200           4,200
UNIVERSITY OF HAWAII
RB Series 2006A
   3.71%, 04/05/07 (a)(b)(c)(d)                           14,145          14,145
                                                                     -----------
                                                                          18,345
ILLINOIS 10.4%
--------------------------------------------------------------------------------
CHICAGO
GO Bonds (Project & Refunding) Series 2004A
   3.68%, 04/05/07 (a)(b)(c)(d)                           10,300          10,300

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Limited Tax Bonds (Lakefront Millennium Parking
   Facilities) Series 1998
   3.71%, 04/05/07 (a)(b)(c)(d)                           22,720          22,720
GO Bonds (Project & Refunding) Series 2006A
   3.72%, 04/05/07 (a)(b)(c)(d)                           17,735          17,735
COMMUNITY UNIT SCHOOL DISTRICT #308, IL
GO School Bonds Series 2007
   3.69%, 04/04/07 (a)(b)(c)                              11,000          11,000
ILLINOIS
GO Bonds Series 2006A
   3.69%, 04/05/07 (a)(c)                                 24,165          24,165
ILLINOIS FINANCE AUTH
RB (Northwestern University) Series 2006
   3.69%, 04/05/07 (a)(c)(d)                              10,745          10,745
ILLINOIS TOLL HIGHWAY AUTH
Sr Priority RB Series 2005A
   3.71%, 04/05/07 (a)(b)(c)                              15,000          15,000
METROPOLITAN PIER & EXPOSITION AUTH
Bonds (McCormick Place Expansion) Series 1998B
   3.71%, 04/05/07 (a)(b)(c)(d)                            1,680           1,680
METROPOLITAN WATER RECLAMATION DISTRICT OF GREATER CHICAGO
GO Capital Improvement Bonds Unlimited Tax
   Series 2006
   3.68%, 04/05/07 (a)(c)(d)                              16,630          16,630
REGIONAL TRANSPORTATION AUTH
GO Bonds Series 2004A
   3.69%, 04/05/07 (a)(b)(c)(d)                            8,000           8,000
ST. CLAIR CNTY
Industrial Building Refunding RB (Winchester
   Apts) Series 1994
   3.67%, 04/05/07 (a)(b)                                 15,550          15,550
                                                                     -----------
                                                                         153,525
INDIANA 0.5%
--------------------------------------------------------------------------------
PURDUE UNIVERSITY
Student Fee Bonds Series W
   3.72%, 04/05/07 (a)(c)                                  8,165           8,165

IOWA 1.1%
--------------------------------------------------------------------------------
IOWA SCHOOL CORPORATIONS
Cash Anticipation Program Warrant Certificates
   Series 2006-2007 A
   3.71%, 06/28/07 (b)                                    16,720          16,751

KENTUCKY 1.7%
--------------------------------------------------------------------------------
BOYLE CNTY
Hospital RB (Ephraim McDowell Health) Series 2006
   3.67%, 04/05/07 (a)(b)                                  1,000           1,000
KENTUCKY ASSET/LIABILITY COMMISSION
General Fund TRAN Series 2006A
   3.70%, 06/28/07                                        15,000          15,028
LOUISVILLE/JEFFERSON CNTY METROPOLITAN GOVERNMENT
Health System RB (Norton Healthcare) Series 2006
   3.71%, 04/05/07 (a)(b)(c)(d)                            9,260           9,260
                                                                     -----------
                                                                          25,288
LOUISIANA 1.9%
--------------------------------------------------------------------------------
LOUISIANA
GO Bonds Series 2006C
   3.69%, 04/04/07 (a)(b)(c)(d)                            5,610           5,610
Gasoline and Fuels Tax RB Series 2005A
   3.71%, 04/05/07 (a)(b)(c)(d)                            6,995           6,995
GO Match Bonds Series 2006B
   3.72%, 04/05/07 (a)(b)(c)(d)                            2,100           2,100
LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES &
   COMMUNITY DEVELOPMENT AUTH
RB (Univ of Louisiana-Monroe) Series 2004C
   3.68%, 04/05/07 (a)(b)                                 10,000          10,000
LOUISIANA OFFSHORE TERMINAL AUTH
Deepwater Port Refunding RB Series 2003B
   3.68%, 04/04/07 (a)(b)                                  3,500           3,500
                                                                     -----------
                                                                          28,205
MARYLAND 1.8%
--------------------------------------------------------------------------------
BALTIMORE CNTY
RB (Catholic Health Initiatives) Series 2006A
   3.71%, 04/05/07 (a)(c)(d)                               8,730           8,730
MARYLAND HEALTH & HIGHER EDUCATIONAL FACILITIES AUTH
FHA Insured Mortgage RB (Western Maryland Health
   System) Series 2006A
   3.69%, 04/05/07 (a)(b)(c)                              14,825          14,825
MONTGOMERY CNTY
Consolidated Public Improvement BAN Series 2006B
   3.72%, 04/02/07 (a)(c)                                  2,700           2,700
                                                                     -----------
                                                                          26,255
MASSACHUSETTS 3.5%
--------------------------------------------------------------------------------
CHELMSFORD
BAN
   3.66%, 06/22/07                                         6,000           6,011
MASSACHUSETTS BAY TRANSPORTATION AUTH
Sr Sales Tax Bonds Series 2006B
   3.68%, 04/04/07 (a)(c)                                 18,100          18,100
MASSACHUSETTS SCHOOL BUILDING AUTH
Dedicated Sales Tax Bonds Series 2007A
   3.70%, 04/05/07 (a)(b)(c)(d)                           20,000          20,000

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
QUINCY
BAN
   3.75%, 08/03/07                                         8,000           8,020
                                                                     -----------
                                                                          52,131
MICHIGAN 2.2%
--------------------------------------------------------------------------------
DETROIT
Water Supply System Sr Lien RB Series 2005B
   3.65%, 04/05/07 (a)(b)(c)                               1,000           1,000
Water Supply Sr Lien RB Series 2006A
   3.70%, 04/04/07 (a)(b)(c)(d)                           20,000          20,000
DETROIT SEWAGE DISPOSAL SYSTEM
Refunding Sr Lien RB Series 2006D
   3.69%, 04/05/07 (a)(b)(c)(d)                           11,000          11,000
                                                                     -----------
                                                                          32,000
MINNESOTA 0.3%
--------------------------------------------------------------------------------
MINNEAPOLIS-SAINT PAUL METROPOLITAN AIRPORTS COMMISSION
Sr Airport Refunding RB Series 2007A
   3.70%, 04/05/07 (a)(b)(c)(d)                            4,500           4,500

MISSOURI 1.2%
--------------------------------------------------------------------------------
MISSOURI HIGHWAY & TRANSPORTATION COMMISSION
First Lien State Road Bonds Series 2006B
   3.70%, 04/05/07 (a)(c)                                  6,895           6,895
   3.72%, 04/05/07 (a)(c)                                  6,935           6,935
SPRINGFIELD
Special Obligation BAN (College Station Garage)
   Series 2006
   3.81%, 12/01/07                                         4,360           4,365
                                                                     -----------
                                                                          18,195
MONTANA 1.0%
--------------------------------------------------------------------------------
FORSYTH
Pollution Control Refunding RB (NW Corp
   Colstrip) Series 2006
   3.69%, 04/05/07 (a)(b)(c)                              14,990          14,990

NEBRASKA 1.5%
--------------------------------------------------------------------------------
NEBRASKA PUBLIC POWER AGENCY
General RB Series 2006A
   3.70%, 04/05/07 (a)(b)(c)(d)                           17,495          17,495
PUBLIC POWER GENERAL AGENCY
RB (Whelan Energy Center Unit 2) Series 2007A
   3.69%, 04/05/07 (a)(b)(c)                               5,000           5,000
                                                                     -----------
                                                                          22,495
NEVADA 0.7%
--------------------------------------------------------------------------------
CLARK CNTY SD
GO (Limited Tax) Building Bonds Series 2001F
   3.69%, 04/04/07 (a)(b)(c)                               9,890           9,890

NEW JERSEY 5.4%
--------------------------------------------------------------------------------
BURLINGTON CNTY
BAN Series 2006D
   3.68%, 09/13/07                                        10,000          10,022
CHERRY HILL TOWNSHIP
General & Sewer Capital BAN Series 2006
   3.57%, 10/23/07                                         5,826           5,840
MERCER CNTY
BAN Series 2006A
   3.55%, 06/15/07                                         5,500           5,505
NEW JERSEY TOBACCO SETTLEMENT FINANCING CORP.
Tobacco Settlement Asset-Backed Bonds Series
   2007-1A
   3.70%, 04/05/07 (a)(b)(c)(d)                           25,000          25,000
NEW JERSEY TRANSIT CORP.
Subordinated COP Series 2005A
   3.68%, 04/05/07 (a)(b)(c)                               2,500           2,500
NEWARK
GO School Promissory Notes Series 2006C
   3.58%, 06/15/07                                         5,000           5,004
TRENTON
BAN
   3.68%, 07/12/07                                        10,000          10,008
WOODBRIDGE
BAN
   3.80%, 07/06/07                                        16,000          16,028
                                                                     -----------
                                                                          79,907
NEW YORK 4.3%
--------------------------------------------------------------------------------
NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
Water & Sewer System Second Resolution RB Fiscal 2007
   Series CC1
   3.75%, 04/02/07 (a)(c)                                  1,000           1,000
RB Series 2003F2
   3.80%, 04/02/07 (a)(c)                                  2,910           2,910
CP Series 7
   3.67%, 06/06/07                                        25,000          25,000
CP Series 1
   3.68%, 06/13/07 (c)                                    10,000          10,000
NEW YORK CITY TRANSITIONAL FINANCE AUTH
Recovery Bonds Fiscal 2003 Series 3B
   3.75%, 04/02/07 (a)(c)                                  3,000           3,000
PORT AUTH OF NEW YORK AND NEW JERSEY
CP Series B
   3.62%, 05/03/07 (c)                                     2,070           2,070
ROCHESTER
GO BAN Series 2006II
   3.68%, 10/19/07                                        20,000          20,028
                                                                     -----------
                                                                          64,008

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
OHIO 0.7%
--------------------------------------------------------------------------------
CLEVELAND
Airport System RB Series 2006A
   3.69%, 04/05/07 (a)(b)(c)(d)                           10,000          10,000

PENNSYLVANIA 0.9%
--------------------------------------------------------------------------------
PHILADELPHIA
GO Bonds Series 2006
   3.71%, 04/05/07 (a)(b)(c)                              13,630          13,630

PUERTO RICO 0.4%
--------------------------------------------------------------------------------
PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
Highway Refunding RB Series BB
   3.64%, 04/05/07 (a)(b)(c)                               4,210           4,210
Transportation Refunding RB Series L
   3.66%, 04/05/07 (a)(b)(c)(d)                            1,000           1,000
                                                                     -----------
                                                                           5,210
SOUTH CAROLINA 2.4%
--------------------------------------------------------------------------------
BEAUFORT-JASPER HIGHER EDUCATION COMMISSION
Student Housing RB (Univ of South
   Carolina-Beaufort Student Housing) Series 2005
   3.67%, 04/05/07 (a)(b)                                 16,540          16,540
SOUTH CAROLINA ASSOCIATION OF GOVERNMENTAL ORGANIZATIONS
Educational Facilities Corp Installment Purchase
   RB (Pickens Cnty School District) Series 2006
   3.69%, 04/05/07 (a)(b)(c)(d)                            4,000           4,000
SOUTH CAROLINA PUBLIC SERVICE AUTH
CP
   3.64%, 06/06/07 (c)                                     8,591           8,591
SOUTH CAROLINA TRANSPORTATION INFRASTRUCTURE BANK
Refunding RB Series 2005A
   3.69%, 04/05/07 (a)(b)(c)                               6,385           6,385
                                                                     -----------
                                                                          35,516
TENNESSEE 4.3%
--------------------------------------------------------------------------------
KNOXVILLE
Wastewater System Revenue Improvement Bonds
   Series 2005A
   3.71%, 04/05/07 (a)(b)(c)                               5,495           5,495
SHELBY CNTY
TAN Series 2006
   3.78%, 06/29/07                                         7,000           7,012
TENNESSEE ENERGY ACQUISITION CORP
Jr Gas Project RB Series 2006B
   3.70%, 04/05/07 (a)(b)(c)                              22,540          22,540
Gas Project RB Series 2006A
   3.71%, 04/05/07 (a)(c)(d)                               8,645           8,645
Gas Project RB Series 2006C
   3.71%, 04/05/07 (a)(c)                                 20,000          20,000
                                                                     -----------
                                                                          63,692
TEXAS 14.4%
--------------------------------------------------------------------------------
CYPRESS-FAIRBANKS INDEPENDENT SD
Unlimited Tax Refunding Bonds Series 2007
   3.72%, 04/05/07 (a)(b)(c)(d)                            5,235           5,235
DALLAS
GO Bonds Series 2005
   3.71%, 04/05/07 (a)(c)                                  4,990           4,990
Water & Sewer Utilities Refunding and Improvement RB
   Series 2006
   3.69%, 04/05/07 (a)(b)(c)(d)                            4,990           4,990
HARRIS CNTY
Permanent Improvement Refunding Bonds Series
   2006A & Unlimited Tax Road and Refunding
   Bonds Series 2006B
   3.70%, 04/05/07 (a)(c)                                 24,990          24,990
LEWISVILLE INDEPENDENT SD
Unlimited Tax School Building and Refunding
   Bonds Series 2007
   3.72%, 04/05/07 (a)(b)(c)(d)                            9,090           9,090
LOWER COLORADO RIVER AUTH
CP Series A
   3.60%, 04/05/07 (c)                                     1,600           1,600
NORTH TEXAS MUNICIPAL WATER DISTRICT
RB Series 2006
   3.71%, 04/05/07 (a)(b)(c)(d)                            7,330           7,330
ROUND ROCK INDEPENDENT SD
Unlimited Tax School Building Bonds Series 2007
   3.71%, 04/05/07 (a)(b)(c)                               5,340           5,340
SAN ANTONIO
Combination Tax and Revenue Certificates of Obligation
   Series 2006
   3.69%, 04/05/07 (a)(c)(d)                               4,445           4,445
General Improvement and Refunding Bonds Series 2006 &
   Combination Tax and Revenue COP Series 2006
   3.72%, 04/05/07 (a)(c)                                  6,165           6,165
Water System Refunding RB Series 2005
   3.73%, 04/05/07 (a)(b)(c)                               7,595           7,595
SAN ANTONIO INDEPENDENT SD
Unlimited Tax Refunding Bonds Series 2006
   3.70%, 04/05/07 (a)(b)(c)(d)                            4,500           4,500
TEXAS
TRAN Series 2006
   3.64%, 08/31/07                                        10,000          10,032
TEXAS A&M UNIVERSITY
Permanent University Fund Bonds Series 1998
   3.71%, 04/05/07 (a)(c)(d)                               5,990           5,990
Permanent University Fund Bonds Series 2006
   3.69%, 04/05/07 (a)(c)                                  3,150           3,150
TEXAS DEP'T OF TRANSPORTATION
GO Mobility Fund Bonds Series 2005A
   3.71%, 04/05/07 (a)(c)                                  8,995           8,995

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
GO Mobility Fund Bonds Series 2006
   3.69%, 04/05/07 (a)(c)(d)                               8,035           8,035
TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORP I
Gas Supply RB Sr Lien Series 2006B
   3.72%, 04/05/07 (a)(c)                                 13,000          13,000
TEXAS PUBLIC FINANCE AUTH
GO Refunding Bonds Series 2006A
   3.71%, 04/05/07 (a)(c)(d)                               9,730           9,730
TEXAS TRANSPORTATION COMMISSION
Mobility Fund Bonds Series 2006 & 2006A
   3.69%, 04/05/07 (a)(c)(d)                              19,996          19,995
UNIVERSITY OF TEXAS
Board of Regents Revenue Financing System Bonds Series
   2006F
   3.69%, 04/05/07 (a)(c)(d)                              12,310          12,310
Permanent University Fund Refunding Bonds Series 2006B
   3.69%, 04/05/07 (a)(c)(d)                              16,800          16,800
Permanent University Fund Flexible Rate Notes Series A
   3.62%, 05/21/07                                         9,000           9,000
WACO HEALTH FACILITIES DEVELOPMENT CORP.
Mortgage RB (Hillcrest Health System) Series
   2006A
   3.69%, 04/05/07 (a)(b)(c)                              10,500          10,500
                                                                     -----------
                                                                         213,807
VIRGINIA 0.3%
--------------------------------------------------------------------------------
VIRGINIA COLLEGE BUILDING AUTH
Educational Facilities RB (Public Higher
   Education Financing Program) Series 2006A
   3.72%, 04/05/07 (a)(c)(d)                               4,125           4,125

WASHINGTON 2.8%
--------------------------------------------------------------------------------
CASCADE WATER ALLIANCE
Water System RB Series 2006
   3.71%, 04/05/07 (a)(b)(c)(d)                            8,670           8,670
KING CNTY
Sewer Refunding RB Second Series 2006
   3.72%, 04/05/07 (a)(b)(c)                               9,095           9,095
PORT OF SEATTLE
Intermediate Lien Refunding RB Series 2006
   3.72%, 04/05/07 (a)(b)(c)(d)                            7,240           7,240
WASHINGTON
Various Purpose GO Refunding Bonds Series R-2005A
   3.70%, 04/05/07 (a)(b)(c)                              16,235          16,235
                                                                     -----------
                                                                          41,240
WISCONSIN 1.7%
--------------------------------------------------------------------------------
OAK CREEK-FRANKLIN JOINT SD
BAN
   3.63%, 02/01/08                                         4,000           4,007
WISCONSIN
Transportation Revenue CP Series 2006A
   3.63%, 06/13/07 (c)                                     7,500           7,500
WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTH
RB (Ascension Health Sr Credit Group) Series
   2006A
   3.69%, 04/05/07 (a)(b)(c)                              13,630          13,630
                                                                     -----------
                                                                          25,137
WYOMING 1.0%
--------------------------------------------------------------------------------
LINCOLN CNTY
Pollution Control RB (Amoco) Series 1983
   3.55%, 04/01/07 (a)                                    15,200          15,181
                                                                     -----------
TOTAL MUNICIPAL SECURITIES
(COST $1,467,415)                                                      1,467,415
                                                                     -----------

END OF INVESTMENTS.

At 03/31/07, the tax basis cost of the fund's investments was $1,467,415.

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $553,337 or 37.3% of net assets.

 BAN -- Bond anticipation note
 COP -- Certificate of participation
  GO -- General obligation
 HFA -- Housing finance agency
 IDA -- Industrial development authority
  RB -- Revenue bond
 TAN -- Tax anticipation note
TRAN -- Tax and revenue anticipation note

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB GOVERNMENT MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 16.6%  FEDERAL AGENCY SECURITIES                        671,186         671,186
 89.2%  OTHER INVESTMENTS                              3,623,067       3,623,067
--------------------------------------------------------------------------------
105.8%  TOTAL INVESTMENTS                              4,294,253       4,294,253
(5.8)%  OTHER ASSETS AND LIABILITIES                                    (234,319)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     4,059,934

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
FEDERAL AGENCY SECURITIES 16.6% OF NET ASSETS

FIXED-RATE DISCOUNT NOTES 12.5%
--------------------------------------------------------------------------------
FANNIE MAE
   5.51%, 04/27/07                                         9,594           9,558
   5.25%, 05/01/07                                       195,779         194,934
   5.24%, 07/02/07                                       200,000         197,386
   5.25%, 07/02/07                                        71,396          70,461
FEDERAL HOME LOAN BANK
   5.23%, 05/25/07                                        34,113          33,849
                                                                     -----------
                                                                         506,188
FIXED-RATE COUPON NOTES 2.9%
--------------------------------------------------------------------------------
FANNIE MAE
   5.30%, 01/08/08                                        25,000          25,000
FEDERAL HOME LOAN BANK
   5.38%, 04/09/08                                        40,000          40,000
   5.41%, 04/09/08                                        20,000          20,000
FREDDIE MAC
   5.35%, 03/26/08                                        30,000          30,000
                                                                     -----------
                                                                         115,000
VARIABLE-RATE COUPON NOTE 1.2%
--------------------------------------------------------------------------------
FREDDIE MAC
   5.21%, 05/07/07                                        50,000          49,998
                                                                     -----------
TOTAL FEDERAL AGENCY SECURITIES
(COST $671,186)                                                          671,186
                                                                     -----------

                                                      MATURITY
ISSUER                                                 AMOUNT         VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
OTHER INVESTMENTS 89.2% OF NET ASSETS

REPURCHASE AGREEMENTS 89.2%
--------------------------------------------------------------------------------
BANK OF AMERICA SECURITIES L.L.C.
Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $346,800
   5.39%, issued 03/30/2007,
     due 04/02/07                                        300,135         300,000
   5.25%, issued 03/02/2007,
     due 04/07/07                                         40,210          40,000
BARCLAYS CAPITAL, INC.
Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $561,000
   5.27%, issued 03/12/2007,
     due 04/07/07                                         40,152          40,000
   5.27%, issued 03/23/2007,
     due 04/07/07                                         30,066          30,000
   5.27%, issued 03/26/2007,
     due 04/07/07                                         30,053          30,000
   5.27%, issued 03/22/2007,
     due 04/07/07                                         40,094          40,000
   5.27%, issued 03/29/2007,
     due 04/07/07                                         40,053          40,000
   5.28%, issued 01/22/2007,
     due 04/07/07                                         30,330          30,000
   5.28%, issued 01/08/2007,
     due 04/07/07                                         40,522          40,000
   5.28%, issued 02/01/2007,
     due 04/07/07                                         30,286          30,000
   5.28%, issued 12/28/2006,
     due 04/07/07                                         40,587          40,000
   5.28%, issued 01/23/2007,
     due 04/07/07                                         40,434          40,000
   5.28%, issued 02/12/2007,
     due 04/07/07                                         40,317          40,000
   5.28%, issued 12/29/2006,
     due 04/07/07                                         50,726          50,000
   5.28%, issued 02/13/2007,
     due 04/07/07                                         40,311          40,000
   5.28%, issued 02/27/2007,
     due 04/07/07                                         30,172          30,000
   5.29%, issued 11/27/2006,
     due 05/29/07                                         30,807          30,000
BEAR STEARNS & CO., INC.
Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $698,706
   5.40%, issued 03/30/2007,
     due 04/02/07                                        600,270         600,000
   5.21%, issued 03/09/2007,
     due 04/07/07                                         30,126          30,000
   5.24%, issued 03/05/2007,
     due 04/07/07                                         25,120          25,000

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       MATURITY
ISSUER                                                  AMOUNT          VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
   5.30%, issued 02/15/2007,
     due 04/07/07                                         30,225          30,000
CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by
   U.S. Government Securities with a value of
   $577,413
   5.38%, issued 03/30/2007,
     due 04/02/07                                         38,084          38,067
   5.20%, issued 03/09/2007,
     due 04/07/07                                         30,126          30,000
   5.25%, issued 03/07/2007,
     due 04/07/07                                         40,181          40,000
   5.26%, issued 03/05/2007,
     due 04/07/07                                         25,121          25,000
   5.27%, issued 12/08/2006,
     due 04/07/07                                         35,614          35,000
   5.27%, issued 12/15/2006,
     due 04/07/07                                         22,364          22,000
   5.28%, issued 01/08/2007,
     due 04/07/07                                         40,522          40,000
   5.29%, issued 01/24/2007,
     due 04/07/07                                         40,429          40,000
   5.29%, issued 02/16/2007,
     due 04/07/07                                         40,294          40,000
   5.30%, issued 02/08/2007,
     due 04/07/07                                         40,342          40,000
   5.30%, issued 02/02/2007,
     due 04/07/07                                         30,283          30,000
   5.30%, issued 02/05/2007,
     due 04/07/07                                         25,224          25,000
   5.30%, issued 01/29/2007,
     due 04/07/07                                         40,402          40,000
   5.32%, issued 10/19/2006,
     due 04/07/07                                         25,627          25,000
   5.32%, issued 10/20/2006,
     due 04/07/07                                         30,748          30,000
   5.32%, issued 10/23/2006,
     due 04/07/07                                         40,981          40,000
   5.34%, issued 10/24/2006,
     due 04/07/07                                         25,611          25,000
DEUTSCHE BANK SECURITIES, INC.
Tri-Party Repurchase Agreement Collateralized by
   U.S. Government Securities with a value of
   $137,700
   5.28%, issued 12/20/2006,
     due 04/07/07                                         25,396          25,000
   5.29%, issued 11/09/2006,
     due 04/07/07                                         25,547          25,000
   5.29%, issued 02/09/2007,
     due 04/07/07                                         30,251          30,000
   5.30%, issued 11/13/2006,
     due 04/07/07                                         25,534          25,000
   5.30%, issued 02/09/2007,
     due 04/07/07                                         30,252          30,000
GOLDMAN SACHS & CO.
Tri-Party Repurchase Agreement Collateralized by
   U.S. Government Securities with a value of
   $193,800
   5.25%, issued 03/06/2007,
     due 04/07/07                                         40,187          40,000
   5.27%, issued 02/21/2007,
     due 04/07/07                                         60,395          60,000
   5.28%, issued 02/22/2007,
     due 04/07/07                                         50,323          50,000
   5.29%, issued 02/20/2007,
     due 04/07/07                                         40,270          40,000
MORGAN STANLEY & CO., INC.
Tri-Party Repurchase Agreement Collateralized by
   U.S. Government Securities with a value of
   $679,074
   5.30%, issued 10/02/2006,
     due 04/02/07                                         25,670          25,000
   5.27%, issued 12/11/2006,
     due 04/07/07                                         40,685          40,000
   5.27%, issued 12/13/2006,
     due 04/07/07                                         37,623          37,000
   5.27%, issued 01/03/2007,
     due 04/07/07                                         40,550          40,000
   5.27%, issued 01/04/2007,
     due 04/07/07                                         40,545          40,000
   5.27%, issued 12/29/2006,
     due 04/07/07                                         30,435          30,000
   5.27%, issued 01/05/2007,
     due 04/07/07                                         30,404          30,000
   5.27%, issued 01/05/2007,
     due 04/07/07                                         30,404          30,000
   5.28%, issued 12/18/2006,
     due 04/07/07                                         28,452          28,000
   5.28%, issued 12/19/2006,
     due 04/07/07                                         30,480          30,000
   5.28%, issued 12/21/2006,
     due 04/07/07                                         43,675          43,000
   5.28%, issued 01/17/2007,
     due 04/07/07                                         30,352          30,000
   5.29%, issued 11/15/2006,
     due 04/07/07                                         40,841          40,000
   5.29%, issued 01/18/2007,
     due 04/07/07                                         35,406          35,000
   5.29%, issued 01/19/2007,
     due 04/07/07                                         35,401          35,000
   5.29%, issued 01/22/2007,
     due 04/07/07                                         40,441          40,000
   5.29%, issued 01/23/2007,
     due 04/07/07                                         40,435          40,000
   5.29%, issued 02/26/2007,
     due 04/07/07                                         40,235          40,000
   5.30%, issued 02/14/2007,
     due 04/07/07                                         30,229          30,000
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement Collateralized by
   U.S. Government Securities with a value of
   $504,933
   5.26%, issued 03/08/2007,
     due 04/07/07                                         40,175          40,000
   5.26%, issued 03/28/2007,
     due 04/07/07                                         25,036          25,000
   5.26%, issued 03/13/2007,
     due 04/07/07                                         40,146          40,000
   5.26%, issued 03/16/2007,
     due 04/07/07                                         30,096          30,000

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       MATURITY
ISSUER                                                  AMOUNT          VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
   5.26%, issued 03/21/2007,
     due 04/07/07                                         25,062          25,000
   5.26%, issued 03/26/2007,
     due 04/07/07                                         30,053          30,000
   5.27%, issued 03/09/2007,
     due 04/07/07                                         25,106          25,000
   5.28%, issued 01/09/2007,
     due 04/07/07                                         50,645          50,000
   5.28%, issued 01/10/2007,
     due 04/07/07                                         50,638          50,000
   5.28%, issued 01/11/2007,
     due 04/07/07                                         40,504          40,000
   5.28%, issued 01/16/2007,
     due 04/07/07                                         25,297          25,000
   5.29%, issued 01/30/2007,
     due 04/07/07                                         40,394          40,000
   5.29%, issued 02/06/2007,
     due 04/07/07                                         20,176          20,000
   5.30%, issued 01/25/2007,
     due 04/07/07                                         35,371          35,000
   5.30%, issued 02/06/2007,
     due 04/07/07                                         20,177          20,000
                                                                     -----------
TOTAL OTHER INVESTMENTS
(COST $3,623,067)                                                      3,623,067
                                                                     -----------

END OF INVESTMENTS.

At 03/31/07, the tax basis cost of the fund's investments was $4,294,253.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.0%  MUNICIPAL SECURITIES                             420,166         420,166
--------------------------------------------------------------------------------
 99.0%  TOTAL INVESTMENTS                                420,166         420,166
  1.0%  OTHER ASSETS AND LIABILITIES                                       4,031
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       424,197

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
MUNICIPAL SECURITIES 99.0% OF NET ASSETS

MASSACHUSETTS 98.9%
--------------------------------------------------------------------------------
CHELMSFORD
BAN
   3.66%, 06/22/07                                         2,539           2,543
COHASSET
BAN
   3.68%, 08/10/07                                         8,200           8,223
CONCORD
Unlimited Tax School BAN
   3.54%, 09/27/07                                         4,000           4,009
FRANKLIN
BAN
   3.55%, 03/27/08                                         3,000           3,013
HAVERHILL
BAN
   3.60%, 09/28/07                                         2,300           2,310
   3.60%, 03/28/08                                         3,865           3,889
LITTLETON
BAN
   3.80%, 07/27/07                                         2,200           2,205
MASSACHUSETTS
GO Bonds Consolidated Loan Series 1998C
   3.69%, 04/05/07 (a)(b)(c)(d)                            3,485           3,485
GO Bonds Consolidated Loan Series 2000C
   3.67%, 04/05/07 (a)(c)(d)                               1,500           1,500
GO Bonds Consolidated Loan Series 2004A
   3.67%, 04/05/07 (a)(b)(c)                               1,300           1,300
   3.69%, 04/05/07 (a)(b)(c)(d)                            3,950           3,950
GO Bonds Consolidated Loan Series 2005A
   3.67%, 04/05/07 (a)(b)(c)(d)                            5,985           5,985
GO Bonds Consolidated Loan Series 2005C
   3.70%, 04/05/07 (a)(b)(c)(d)                            5,760           5,760
GO Bonds Consolidated Loan Series 2006E
   3.70%, 04/05/07 (a)(b)(c)                               7,000           7,000
GO Refunding Bonds Series 1996A
   3.67%, 04/05/07 (a)(c)(d)                                 385             385
Special Obligation Dedicated Tax RB Series 2005
   3.68%, 04/05/07 (a)(b)(c)(d)                            5,900           5,900
Special Obligation Dedicated Tax Refunding RB
   Series 2005
   3.67%, 04/05/07 (a)(b)(c)(d)                            3,800           3,800
TECP Series G
   3.63%, 06/06/07 (c)                                     9,000           9,000
MASSACHUSETTS BAY TRANSPORTATION AUTH
Assessment Bonds Series 2005A
   3.70%, 04/05/07 (a)(c)(d)                               5,000           5,000
   3.70%, 04/05/07 (a)(b)(c)(d)                            9,995           9,995
Sr Sales Tax Bonds Series 2004C
   3.70%, 04/05/07 (a)(c)(d)                              11,245          11,245
Sr Sales Tax Bonds Series 2005A
   3.68%, 04/05/07 (a)(c)(d)                               2,300           2,300
Sr Sales Tax Bonds Series 2006A
   3.68%, 04/05/07 (a)(c)                                  2,395           2,395
Sr Sales Tax Bonds Series 2006B
   3.68%, 04/04/07 (a)(c)                                 10,000          10,000
Sr Sales Tax Bonds Series 2006C
   3.68%, 04/05/07 (a)(c)                                  4,465           4,465
   3.70%, 04/05/07 (a)(c)(d)                              11,385          11,385
MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
Education RB (Dexter School) Series 2000
   3.68%, 04/05/07 (a)(b)(c)                               6,235           6,235
Higher Education RB (Smith College) Series 2005
   3.70%, 04/05/07 (a)(c)                                  4,890           4,890
M/F Housing RB (Archstone Reading Apts) Series
   2004A
   3.70%, 04/04/07 (a)(b)                                  8,000           8,000
M/F Housing RB (Midway Studios) Series 2003A
   3.71%, 04/05/07 (a)(b)                                  8,500           8,500
M/F Housing Refunding RB (Kensington at
   Chelmsford) Series 2002
   3.69%, 04/05/07 (a)(b)                                 16,000          16,000
RB (Berkshire School) Series 2001
   3.67%, 04/05/07 (a)(b)                                  4,500           4,500
RB (Boston Children's Museum) Series 2006
   3.62%, 04/04/07 (a)(b)                                  3,500           3,500
RB (Boston University) Series T1
   3.68%, 04/05/07 (a)(b)(c)(d)                            2,605           2,605
RB (College of Holy Cross) Series 2002
   3.68%, 04/05/07 (a)(b)(c)(d)                            1,600           1,600

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
RB (Fessenden School) Series 2001
   3.70%, 04/05/07 (a)(b)                                  3,000           3,000
RB (FIBA Technologies) Series 2003
   3.73%, 04/04/07 (a)(b)                                  1,795           1,795
RB (Gordon College) Series 2002
   3.68%, 04/05/07 (a)(b)                                  2,060           2,060
RB (Tabor Academy) Series 2007B
   3.68%, 04/04/07 (a)(b)                                  5,910           5,910
RB (WGBH Educational Foundation) 2002A
   3.68%, 04/05/07 (a)(b)(c)(d)                            3,000           3,000
RB (Worcester Academy) Series 2000
   3.68%, 04/05/07 (a)(b)                                  7,500           7,500
RB (YMCA of Greater Boston) Series 2004A
   3.66%, 04/05/07 (a)(b)                                  1,500           1,500
RB (YMCA of Greater Worchester) Series 2006
   3.70%, 04/04/07 (a)(b)                                 12,500          12,500
MASSACHUSETTS HEALTH AND EDUCATIONAL FACILITIES
AUTH
RB (Baystate Medical Center) Series D
   3.68%, 04/05/07 (a)(b)(c)(d)                           19,545          19,545
RB (Boston Home) Series 2002B
   3.68%, 04/05/07 (a)(b)                                  2,500           2,500
RB (MIT) Series I1
   3.71%, 04/05/07 (a)(c)(d)                               7,950           7,950
RB (MIT) Series K
   3.69%, 04/05/07 (a)(c)(d)                               8,800           8,800
RB (Sherrill House) Series A-1
   3.65%, 04/05/07 (a)(b)                                  5,000           5,000
RB (Winchester Hospital) Series D
   3.68%, 04/05/07 (a)(b)(c)(d)                           10,788          10,788
RB (Worchester City Campus Corp - U of Mass)
   Series 2007 E&F
   3.67%, 04/05/07 (a)(b)(c)                               1,995           1,995
RB (Worchester City Campus Corp - U of Mass)
   Series 2007F
   3.67%, 04/05/07 (a)(b)(c)(d)                            6,000           6,000
Revenue Notes (Harvard University) Series EE
   3.64%, 06/12/07                                         8,500           8,500
   3.64%, 06/14/07                                         5,000           5,000
MASSACHUSETTS HFA
Housing Bonds Series 2003S
   3.78%, 04/04/07 (a)(c)(d)                               3,285           3,285
Housing Bonds Series 2005E
   3.69%, 04/05/07 (a)(c)(d)                               6,095           6,095
RB Series 2005H
   3.71%, 04/04/07 (a)(c)                                  5,930           5,930
Rental Housing Mortgage RB Series 2002F
   3.70%, 04/05/07 (a)(b)(c)(d)                           12,635          12,635
   3.73%, 04/05/07 (a)(b)(c)(d)                            5,315           5,315
S/F Housing Notes Series Y
   3.83%, 08/01/07                                         7,000           7,000
S/F Housing RB Series 126
   3.69%, 04/05/07 (a)(c)                                  3,400           3,400
MASSACHUSETTS IFA
RB (New England College of Optometry) Series
   1997
   3.68%, 04/05/07 (a)(b)                                  6,145           6,145
MASSACHUSETTS PORT AUTH
RB Series 2005A
   3.67%, 04/05/07 (a)(b)(c)(d)                            3,385           3,385
MASSACHUSETTS SCHOOL BUILDING AUTH
Dedicated Sales Tax Bonds Series 2005A
   3.69%, 04/05/07 (a)(b)(c)(d)                           16,500          16,500
Dedicated Sales Tax Bonds Series 2007A
   3.70%, 04/05/07 (a)(b)(c)(d)                           12,000          12,000
MASSACHUSETTS STATE COLLEGE BUILDING AUTH
RB Series 2006A
   3.68%, 04/04/07 (a)(b)(c)(d)                            5,700           5,700
MASSACHUSETTS TURNPIKE AUTH
Subordinate RB (Metropolitan Highway System)
   Series 1999A
   3.68%, 04/05/07 (a)(b)(c)(d)                            2,300           2,300
MASSACHUSETTS WATER POLLUTION ABATEMENT TRUST
Pool Program Bonds Series 10
   3.68%, 04/05/07 (a)(c)(d)                               3,820           3,820
Pool Program Bonds Series 12
   3.72%, 04/05/07 (a)(c)(d)                              10,025          10,025
Pool Program Refunding Bonds Series 2006
   3.67%, 04/05/07 (a)(c)                                  4,050           4,050
MASSACHUSETTS WATER RESOURCES AUTH
General Revenue Refunding Bonds Series 2005B
   3.67%, 04/05/07 (a)(b)(c)                               4,995           4,995
QUINCY
BAN
   3.75%, 08/03/07                                         3,653           3,662
WACHUSETT REGIONAL SD
BAN
   3.56%, 12/28/07                                         3,000           3,009
                                                                     -----------
                                                                         419,466
PUERTO RICO 0.1%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement Bonds Series 2000
   3.64%, 04/05/07 (a)(b)(c)(d)                              500             500
PUERTO RICO HIGHWAY AND TRANSPORTATION AUTH
RB Series Y
   3.68%, 04/05/07 (a)(b)(c)(d)                              100             100

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
PUERTO RICO INFRASTRUCTURE FINANCING AUTH
Special Obligation Bonds Series 2000A
   3.69%, 04/05/07 (a)(c)(d)                                 100             100
                                                                     -----------
                                                                             700
                                                                     -----------
TOTAL MUNICIPAL SECURITIES
(COST $420,166)                                                          420,166
                                                                     -----------

END OF INVESTMENTS.

At 03/31/07, the tax basis cost of the fund's investments was $420,166.

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $212,738 or 50.2% of net assets.

 BAN -- Bond anticipation note
 GAN -- Grant anticipation note
  GO -- General obligation
 HFA -- Housing finance agency
 IDA -- Industrial development authority
  RB -- Revenue bond
TECP -- Tax-exempt commercial paper
TRAN -- Tax and revenue anticipation note

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MONEY MARKET FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 80.4%  FIXED-RATE OBLIGATIONS                        16,626,479     16,626,479
 15.7%  VARIABLE-RATE OBLIGATIONS                      3,259,111      3,259,111
  3.9%  OTHER INVESTMENTS                                810,548        810,548
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                             20,696,138     20,696,138
  0.0%  OTHER ASSETS AND
        LIABILITIES                                                      (9,146)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                   20,686,992

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
FIXED-RATE OBLIGATIONS 80.4% OF NET ASSETS

BANK NOTES 2.4%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
   5.31%, 05/23/07                                       250,000         250,000
   5.29%, 06/12/07                                        89,000          89,000
   5.29%, 06/13/07                                       155,000         155,000
                                                                     -----------
                                                                         494,000
CERTIFICATES OF DEPOSIT 26.1%
--------------------------------------------------------------------------------
ABBEY NATIONAL TREASURY SERVICES PLC
   5.27%, 08/09/07 (a)                                    13,000          13,000
   5.35%, 10/24/07 (a)                                    92,000          92,000
ABN AMRO BANK N.V.
  5.29%, 08/13/07                                         26,000          26,001
BANCA INTESA S.P.A.
   5.35%, 04/16/07                                        82,000          82,000
   5.36%, 04/18/07                                       238,000         238,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
   5.30%, 06/01/07                                        35,000          34,999
   5.30%, 06/25/07                                       203,000         203,000
BANK OF THE WEST
  5.34%, 04/26/07                                         50,000          50,000
BARCLAYS BANK PLC
   4.26%, 04/05/07                                       113,000         113,000
   5.31%, 05/30/07                                       248,000         248,000
BNP PARIBAS
   5.31%, 04/04/07                                        53,000          53,000
   5.32%, 05/22/07                                       106,000         106,000
   5.36%, 05/31/07                                        45,000          45,000
   5.32%, 06/22/07                                        15,000          15,000
   5.34%, 07/25/07                                       199,000         199,000
   5.35%, 08/08/07                                        50,000          50,000
CALYON
  5.27%, 08/09/07                                         67,000          67,000
CITIBANK, N.A.
   5.31%, 05/22/07                                        56,000          56,000
   5.31%, 05/25/07                                        97,000          97,000
   5.30%, 06/04/07                                        27,000          27,000
   5.30%, 06/05/07                                        29,000          29,000
   5.28%, 06/06/07                                        72,000          72,000
CREDIT AGRICOLE S.A.
   5.30%, 04/10/07                                       105,000         105,000
   5.37%, 05/18/07                                       192,000         192,000
   5.33%, 07/11/07                                        14,000          14,000
CREDIT SUISSE
   5.60%, 04/20/07                                        69,000          69,000
   5.31%, 05/07/07                                       245,000         245,000
   5.30%, 06/13/07                                        74,000          74,000
   5.30%, 06/14/07                                        33,000          33,000
DEUTSCHE BANK, AG
   5.34%, 07/24/07                                       189,000         189,000
   5.35%, 08/07/07                                        94,000          94,000
   5.35%, 08/08/07                                        25,000          25,000
   5.33%, 10/09/07                                       273,000         273,000
   5.41%, 02/11/08                                       100,000         100,000
FIRST TENNESSEE BANK, N.A.
  5.29%, 06/06/07                                         42,000          42,000
HBOS TREASURY SERVICES, PLC
   5.31%, 04/10/07 (a)                                    25,000          25,000
   5.30%, 07/02/07 (a)                                    37,000          37,000
ING BANK N.V.
  5.34%, 08/21/07                                         56,000          56,000
LANDESBANK BADEN-WURTTEMBERG
   5.33%, 04/24/07                                        95,000          95,000
   5.34%, 07/25/07                                       118,000         118,000
MITSUBISHI UFJ TRUST & BANKING CORP.
   5.32%, 04/10/07                                        50,000          50,000
   5.37%, 09/25/07                                        50,000          50,000
MIZUHO CORPORATE BANK LTD.
   5.30%, 04/04/07                                        90,000          90,000
   5.32%, 04/10/07                                        23,000          23,000
   5.31%, 04/16/07                                       116,000         116,000
NORTHERN ROCK, PLC
   5.33%, 05/31/07                                        30,000          30,000
   5.33%, 06/01/07                                        17,000          17,000
   5.32%, 06/12/07                                        57,000          57,000
RABOBANK NEDERLAND
  5.29%, 09/12/07                                         26,000          25,995
SKANDINAVISKA ENSKILDA BANKEN AB
  5.31%, 05/30/07                                        220,000         220,002
SOCIETE GENERALE
   5.31%, 04/04/07                                        62,000          62,000
   5.30%, 04/10/07                                       105,000         105,000
   5.30%, 04/30/07                                        47,000          47,000

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
SUMITOMO TRUST & BANKING CO.
   5.32%, 06/05/07                                        120,000        120,000
   5.35%, 08/20/07                                         91,000         91,001
TORONTO DOMINION BANK
   5.28%, 06/06/07                                        148,000        147,999
   5.30%, 06/14/07                                         55,000         55,000
   5.30%, 10/12/07                                         32,000         32,000
UNICREDITO ITALIANO S.P.A.
   5.33%, 06/21/07                                         75,000         75,000
UNION BANK OF CALIFORNIA
   5.31%, 04/26/07                                         28,000         28,000
   5.28%, 04/30/07                                         50,000         50,000
   5.33%, 08/17/07                                         39,000         39,000
WASHINGTON MUTUAL BANK
   5.33%, 07/18/07                                         94,000         94,000
   5.33%, 08/16/07                                         62,000         62,000
                                                                     -----------
                                                                       5,388,997
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 51.9%
--------------------------------------------------------------------------------
ALLIANCE & LEICESTER, PLC
   5.33%, 04/02/07 (c)                                      7,200          7,199
AMSTEL FUNDING CORP.
   5.34%, 04/20/07 (b)(c)                                  10,000          9,973
   5.36%, 04/25/07 (b)(c)                                 277,320        276,355
AMSTERDAM FUNDING CORP.
   5.29%, 04/11/07 (a)(b)(c)                              100,000         99,854
   5.29%, 04/20/07 (a)(b)(c)                               25,000         24,930
ANGLO IRISH BANK CORP. PLC
   5.31%, 04/17/07 (c)                                     12,000         11,972
   5.30%, 06/04/07 (c)                                     25,000         24,768
AQUINAS FUNDING, L.L.C.
   5.35%, 04/11/07 (a)(b)(c)                               28,000         27,959
   5.35%, 04/13/07 (a)(b)(c)                               25,683         25,638
   5.35%, 07/23/07 (a)(b)(c)                               18,543         18,240
ATLANTIC ASSET SECURITIZATION, L.L.C.
   5.29%, 04/10/07 (a)(b)(c)                               40,170         40,117
   5.30%, 05/29/07 (a)(b)(c)                               46,928         46,531
   5.29%, 06/07/07 (a)(b)(c)                               40,000         39,611
ATLANTIS ONE FUNDING CORP.
   5.31%, 05/22/07 (b)(c)                                 100,000         99,258
   5.29%, 06/07/07 (b)(c)                                  98,000         97,048
   5.32%, 07/05/07 (b)(c)                                  32,000         31,563
   5.35%, 07/23/07 (b)(c)                                  37,295         36,685
   5.35%, 08/09/07 (b)(c)                                  75,000         73,590
   5.35%, 08/14/07 (b)(c)                                  13,000         12,746
   5.33%, 08/20/07 (b)(c)                                   3,000          2,939
   5.34%, 09/24/07 (b)(c)                                 120,000        116,964
BANK OF AMERICA CORP.
   5.29%, 06/07/07                                        169,000        167,360
   5.30%, 06/08/07                                        100,000         99,014
   5.30%, 06/25/07                                         33,000         32,593
   5.31%, 07/06/07                                        109,000        107,497
   5.29%, 09/21/07                                        148,000        144,341
BANK OF IRELAND
   5.34%, 07/19/07 (c)                                    148,000        145,701
BARCLAYS US FUNDING CORP.
   5.33%, 08/17/07 (a)                                    149,000        146,038
BEAR STEARNS COMPANIES, INC.
   5.31%, 04/27/07                                         14,000         13,947
   5.32%, 05/11/07                                         68,000         67,608
   5.35%, 08/03/07                                         42,000         41,246
BEETHOVEN FUNDING CORP.
   5.31%, 04/13/07 (a)(b)(c)                              100,000         99,824
   5.30%, 04/17/07 (a)(b)(c)                               21,000         20,951
   5.32%, 04/18/07 (a)(b)(c)                                5,111          5,098
BETA FINANCE, INC.
   5.31%, 06/20/07 (b)(c)                                  27,000         26,686
   5.34%, 07/23/07 (b)(c)                                  49,000         48,200
BNP PARIBAS FINANCE, INC.
   5.33%, 04/11/07 (a)                                    163,000        162,765
CANCARA ASSET SECURITISATION, L.L.C.
   5.29%, 04/13/07 (a)(b)(c)                               24,091         24,049
CC (USA), INC.
   5.34%, 05/18/07 (b)(c)                                  71,500         71,015
   5.30%, 06/05/07 (b)(c)                                  50,000         49,528
   5.29%, 06/11/07 (b)(c)                                  15,000         14,846
   5.30%, 06/11/07 (b)(c)                                  35,000         34,639
   5.31%, 07/02/07 (b)(c)                                  29,000         28,612
CHARIOT FUNDING, L.L.C.
   5.29%, 04/11/07 (a)(b)(c)                               62,000         61,909
   5.29%, 06/06/07 (a)(b)(c)                               76,000         75,273
CITIGROUP FUNDING, INC.
   5.29%, 04/13/07 (a)                                    113,000        112,801
   5.30%, 04/18/07 (a)                                     65,000         64,839
   5.34%, 04/23/07 (a)                                    115,000        114,632
   5.32%, 05/02/07 (a)                                     65,000         64,706
   5.32%, 05/07/07 (a)                                     25,000         24,869
   5.32%, 05/21/07 (a)                                      5,000          4,964
   5.30%, 05/30/07 (a)                                     49,000         48,578
   5.32%, 06/14/07 (a)                                    320,000        316,547
CLIPPER RECEIVABLES CO., L.L.C.
   5.30%, 04/16/07 (a)(b)(c)                              185,000        184,594
   5.29%, 04/19/07 (a)(b)(c)                               50,000         49,868
   5.29%, 06/06/07 (a)(b)(c)                               50,000         49,521
COBBLER FUNDING, L.L.C.
   5.31%, 04/20/07 (b)(c)                                   9,000          8,975
   5.33%, 04/25/07 (b)(c)                                  16,900         16,840
   5.32%, 06/15/07 (b)(c)                                  19,000         18,792
   5.34%, 06/20/07 (b)(c)                                  33,250         32,861
CONCORD MINUTEMEN CAPITAL CO., SERIES A
   5.29%, 04/12/07 (a)(b)(c)                               26,000         25,958
CROWN POINT CAPITAL CO., L.L.C.
   5.33%, 04/10/07 (a)(b)(c)                               28,758         28,721
DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE TRUST
   5.30%, 04/13/07 (b)(c)                                  34,000         33,940
   5.29%, 06/04/07 (b)(c)                                  10,000          9,907
   5.30%, 06/07/07 (b)(c)                                  15,000         14,854
   5.31%, 06/18/07 (b)(c)                                  17,000         16,807
DANSKE CORP.
   5.34%, 04/30/07 (a)(c)                                  96,000         95,608
DEPFA BANK, PLC
   5.29%, 06/06/07 (c)                                     42,000         41,598
DORADA FINANCE, INC.
   5.33%, 04/02/07 (b)(c)                                  41,000         40,994
   5.29%, 06/11/07 (b)(c)                                  42,000         41,568
FAIRWAY FINANCE CO., L.L.C.
   5.31%, 05/21/07 (a)(b)(c)                               17,360         17,234
FALCON ASSET SECURITIZATION CORP.
   5.31%, 05/24/07 (a)(b)(c)                               10,000          9,923

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
   5.30%, 05/29/07 (a)(b)(c)                              75,979          75,339
   5.29%, 06/06/07 (a)(b)(c)                              23,000          22,780
FIVE FINANCE, INC.
   5.35%, 04/16/07 (b)(c)                                 30,000          29,935
   5.36%, 04/23/07 (b)(c)                                 20,000          19,936
   5.30%, 05/29/07 (b)(c)                                 35,000          34,704
   5.30%, 06/11/07 (b)(c)                                 17,000          16,825
   5.33%, 08/17/07 (b)(c)                                 15,500          15,192
GALAXY FUNDING, INC.
   5.29%, 06/05/07 (b)(c)                                 10,000           9,906
   5.29%, 06/08/07 (b)(c)                                 15,000          14,852
   5.30%, 06/20/07 (b)(c)                                  3,000           2,965
GENERAL ELECTRIC CAPITAL CORP.
   5.41%, 05/01/07                                       343,000         341,509
   5.38%, 05/25/07                                        18,000          17,860
   5.30%, 06/11/07                                        83,000          82,155
   5.33%, 10/12/07                                       158,000         153,632
GENERAL ELECTRIC CO.
   5.33%, 06/29/07                                       273,000         269,487
   5.34%, 09/28/07                                        40,000          38,966
GRAMPIAN FUNDING, L.L.C.
   5.30%, 06/25/07 (a)(b)(c)                              66,000          65,185
   5.34%, 08/06/07 (a)(b)(c)                              16,000          15,706
HBOS TREASURY SERVICES, PLC
   5.30%, 06/15/07 (a)                                    60,000          59,346
HSBC U.S.A., INC.
   5.33%, 06/21/07                                        22,000          21,743
   5.35%, 07/25/07                                        83,000          81,619
ING (U.S.) FUNDING, L.L.C.
   5.30%, 06/01/07 (a)                                    10,500          10,408
   5.32%, 08/24/07 (a)                                    12,000          11,749
IRISH LIFE & PERMANENT, PLC
   5.35%, 08/13/07 (c)                                    28,000          27,458
   5.33%, 08/22/07 (c)                                    12,000          11,753
J. P. MORGAN CHASE & CO.
   5.29%, 05/23/07                                        83,000          82,372
JUPITER SECURITIZATION CORP.
   5.29%, 04/12/07 (a)(b)(c)                              35,700          35,643
   5.30%, 04/13/07 (a)(b)(c)                              41,398          41,326
K2 (USA), L.L.C.
   5.31%, 04/05/07 (b)(c)                                 40,100          40,077
   5.34%, 04/16/07 (b)(c)                                 10,100          10,078
   5.35%, 04/16/07 (b)(c)                                 39,800          39,714
   5.30%, 06/14/07 (b)(c)                                 12,000          11,871
KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.
   5.29%, 06/06/07 (a)(c)                                  9,000           8,914
KITTY HAWK FUNDING CORP.
   5.29%, 04/23/07 (a)(b)(c)                              33,936          33,827
   5.30%, 05/29/07 (a)(b)(c)                             198,000         196,325
LEXINGTON PARKER CAPITAL CO., L.L.C.
   5.29%, 04/12/07 (a)(b)(c)                             197,919         197,600
   5.30%, 04/17/07 (a)(b)(c)                              12,000          11,972
   5.29%, 04/18/07 (a)(b)(c)                             140,000         139,651
LINKS FINANCE, L.L.C.
   5.33%, 08/28/07 (b)(c)                                 26,000          25,441
MANE FUNDING CORP.
   5.29%, 04/12/07 (b)(c)                                 43,814          43,743
   5.29%, 04/27/07 (b)(c)                                 25,000          24,905
   5.29%, 06/07/07 (b)(c)                                 21,000          20,796
   5.31%, 06/18/07 (b)(c)                                 24,256          23,981
MONT BLANC CAPITAL CORP.
   5.29%, 04/20/07 (a)(b)(c)                              34,279          34,184
   5.29%, 04/23/07 (a)(b)(c)                              33,000          32,894
   5.30%, 05/21/07 (a)(b)(c)                              50,000          49,635
MORGAN STANLEY
   5.33%, 06/22/07                                        75,000          74,113
   5.34%, 06/29/07                                        70,000          69,101
NATIONWIDE BUILDING SOCIETY U.S.
   5.35%, 04/13/07                                        50,000          49,913
   5.31%, 05/03/07                                        20,000          19,908
   5.30%, 06/21/07                                         5,000           4,941
   5.32%, 07/10/07                                        94,000          92,647
NATIXIS COMMERCIAL PAPER CORP. (CNCE)
   5.32%, 05/25/07 (a)                                    55,000          54,567
   5.32%, 05/29/07 (a)                                    35,000          34,704
NIEUW AMSTERDAM RECEIVABLES CORP.
   5.30%, 04/23/07 (a)(b)(c)                              50,000          49,839
   5.30%, 04/26/07 (a)(b)(c)                              28,000          27,898
   5.33%, 06/13/07 (a)(b)(c)                              29,375          29,066
NORTHERN ROCK, PLC
   5.35%, 08/09/07                                        65,000          63,778
OLD LINE FUNDING, L.L.C.
   5.31%, 06/14/07 (a)(b)(c)                              20,000          19,785
PARK AVENUE RECEIVABLES CO. L.L.C.
   5.30%, 04/16/07 (a)(b)(c)                              60,294          60,162
   5.29%, 04/17/07 (a)(b)(c)                              92,419          92,203
   5.29%, 04/18/07 (a)(b)(c)                             135,000         134,664
   5.30%, 05/25/07 (a)(b)(c)                              15,000          14,882
PARK GRANADA, L.L.C.
   5.31%, 04/30/07 (b)(c)                                 50,000          49,792
   5.31%, 05/01/07 (b)(c)                                 19,000          18,918
   5.31%, 05/29/07 (b)(c)                                 89,000          88,246
   5.29%, 06/04/07 (b)(c)                                  8,000           7,926
PICAROS FUNDING, L.L.C.
   5.31%, 07/06/07 (a)(b)(c)                              52,000          51,282
RABOBANK USA FINANCIAL CORP.
   5.41%, 04/02/07 (a)                                   100,000          99,985
SAN PAOLO IMI U.S. FINANCIAL CO.
   5.30%, 04/03/07 (a)                                     8,800           8,797
   5.31%, 04/03/07 (a)                                     8,000           7,998
   5.33%, 06/14/07 (a)                                    87,000          86,072
SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
   5.34%, 04/16/07 (a)                                    50,000          49,891
   5.33%, 06/14/07 (a)                                    72,883          72,105
SCALDIS CAPITAL LTD.
   5.30%, 04/16/07 (a)(b)(c)                              25,000          24,945
   5.35%, 04/16/07 (a)(b)(c)                               5,741           5,729
   5.29%, 04/25/07 (a)(b)(c)                             246,333         245,468
   5.30%, 06/21/07 (a)(b)(c)                              11,000          10,871
SEDNA FINANCE, INC.
   5.35%, 05/08/07 (b)(c)                                 62,000          62,000
   5.35%, 07/30/07 (b)(c)                                  4,000           3,931
   5.35%, 08/06/07 (b)(c)                                 60,000          58,897
   5.34%, 08/28/07 (b)(c)                                 20,000          19,570

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
SIGMA FINANCE, INC.
   5.31%, 04/03/07 (b)(c)                                 45,000          44,987
   5.41%, 05/29/07 (b)(c)                                 17,000          16,858
   5.31%, 05/30/07 (b)(c)                                 38,000          37,674
   5.30%, 06/04/07 (b)(c)                                 33,000          32,693
   5.30%, 06/25/07 (b)(c)                                 29,000          28,642
   5.33%, 07/02/07 (b)(c)                                 38,000          37,496
   5.31%, 07/09/07 (b)(c)                                 49,000          48,304
   5.35%, 08/06/07 (b)(c)                                 10,000           9,816
SOCIETE GENERALE NORTH AMERICA, INC.
   5.33%, 05/16/07 (a)                                    40,987          40,721
   5.30%, 06/11/07 (a)                                    19,000          18,807
   5.34%, 08/08/07 (a)                                   106,000         104,023
SOLITAIRE FUNDING, L.L.C.
   5.29%, 06/06/07 (a)(b)(c)                              31,000          30,703
STADSHYPOTEK DELAWARE, INC.
   5.29%, 05/30/07 (a)(c)                                 21,000          20,820
STANFIELD VICTORIA FUNDING
   5.29%, 05/29/07 (b)(c)                                 20,000          19,832
   5.29%, 06/01/07 (b)(c)                                 21,000          20,814
   5.29%, 06/04/07 (b)(c)                                 18,000          17,833
   5.31%, 06/22/07 (b)(c)                                 36,000          35,570
SWEDBANK AB
   5.34%, 05/02/07                                        22,500          22,399
TICONDEROGA FUNDING, L.L.C.
   5.30%, 04/17/07 (a)(b)(c)                              27,000          26,937
   5.29%, 04/18/07 (a)(b)(c)                              20,275          20,225
   5.32%, 05/03/07 (a)(b)(c)                              83,952          83,557
TRIPLE-A ONE FUNDING CORP.
   5.29%, 04/20/07 (a)(b)(c)                              19,258          19,204
UBS FINANCE (DELAWARE), INC.
   5.30%, 06/12/07 (a)                                    32,000          31,670
   5.30%, 06/27/07 (a)                                   100,000          98,736
   5.31%, 07/03/07 (a)                                    50,000          49,332
   5.32%, 07/13/07 (a)                                    14,000          13,793
   5.33%, 07/16/07 (a)                                    68,000          66,961
   5.34%, 08/02/07 (a)                                   206,000         202,340
   5.35%, 08/10/07 (a)                                   131,200         128,715
   5.35%, 08/13/07 (a)                                    43,000          42,167
   5.33%, 08/14/07 (a)                                    57,700          56,577
   5.31%, 08/15/07 (a)                                     7,000           6,863
UNICREDITO ITALIANO BANK (IRELAND), PLC
   5.35%, 04/18/07 (a)(c)                                 18,000          17,956
   5.32%, 04/30/07 (a)(c)                                 45,000          44,810
   5.30%, 08/28/07 (a)(c)                                 56,000          54,803
WESTPAC BANKING CORP.
   5.34%, 05/02/07 (c)                                   157,000         156,297
   5.31%, 05/07/07 (c)                                    54,000          53,720
   5.31%, 05/08/07 (c)                                    57,000          56,696
WESTPAC TRUST SECURITIES NZ LTD.
   5.35%, 04/17/07 (a)(c)                                 13,000          12,970
   5.30%, 06/27/07 (a)(c)                                 50,000          49,368
WHITE PINE FINANCE, L.L.C.
   5.29%, 04/12/07 (b)(c)                                 18,000          17,971
WINDMILL FUNDING CORP.
   5.30%, 04/17/07 (a)(b)(c)                              36,000          35,916
   5.29%, 06/07/07 (a)(b)(c)                              85,000          84,174
                                                                     -----------
                                                                      10,743,482
                                                                     -----------
TOTAL FIXED-RATE OBLIGATIONS
(COST $16,626,479)                                                    16,626,479
                                                                     -----------
VARIABLE-RATE OBLIGATIONS 15.7% OF NET ASSETS

ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPS.,
   CALIFORNIA
   5.32%, 04/05/07 (a)                                    17,735          17,735
ALBUQUERQUE, NEW MEXICO AIRPORT SERIES B
   5.39%, 04/04/07 (a)                                    15,700          15,700
BANK OF IRELAND
   5.32%, 04/20/07 (c)                                    50,000          50,000
BANK OF NEW YORK CO., INC.
   5.38%, 04/27/07 (c)                                    75,000          75,000
CANADIAN IMPERIAL BANK OF COMMERCE
   5.40%, 04/16/07                                       100,000         100,000
   5.32%, 04/23/07                                        65,000          65,000
CFM INTERNATIONAL, INC.
   5.34%, 04/02/07 (a)(c)                                 10,960          10,960
COMMONWEALTH BANK OF AUSTRALIA
   5.32%, 04/24/07 (c)                                    50,000          50,000
COOK COUNTY, IL
   5.34%, 04/04/07 (a)                                    30,000          30,000
DEUTSCHE BANK, AG
   5.40%, 04/06/07                                        75,000          75,003
   5.38%, 04/23/07                                        75,000          75,000
GENERAL ELECTRIC CAPITAL CORP.
   5.45%, 04/10/07                                       175,000         175,000
   5.45%, 04/17/07                                        75,000          75,000
GENWORTH LIFE & ANNUITY
   5.38%, 04/01/07 (d)                                    50,000          50,000
   5.40%, 04/01/07 (d)                                   100,000         100,000
J.P. MORGAN SECURITIES, INC.
   5.29%, 04/01/07 (c)                                   100,000         100,000
K2 (USA), L.L.C.
   5.28%, 04/16/07 (b)(c)                                110,000         109,998
LIBERTY LIGHTHOUSE U.S. CAPITAL CO., L.L.C.
   5.28%, 06/15/07 (b)(c)                                 65,000          64,991
LINKS FINANCE, L.L.C.
   5.32%, 04/20/07 (b)(c)                                 50,000          50,008
LOANSTAR ASSETS PARTNERS II, L.P.
   5.34%, 04/05/07 (a)                                    45,000          45,000
LOWNDES CORP., GEORGIA
   5.44%, 04/05/07 (a)(c)                                  1,600           1,600
MERLOT 2000 B
   5.49%, 04/04/07 (a)(c)                                 32,630          32,630
MERLOT 2001 A67
   5.49%, 04/04/07 (a)(c)                                  5,360           5,360
MERLOT 2001 A7
   5.49%, 04/04/07 (a)(c)                                 15,470          15,470
MERRILL LYNCH & CO., INC.
   5.33%, 04/16/07                                       100,000         100,000
MET LIFE INSURANCE CO. OF CT
   5.36%, 04/27/07 (d)                                   100,000         100,000

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
METROPOLITAN LIFE INSURANCE CO.
   5.36%, 04/02/07 (d)                                   100,000         100,000
MORGAN STANLEY
   5.36%, 04/03/07                                       240,000         240,000
NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
   5.29%, 04/02/07 (a)                                    60,415          60,415
NORDEA BANK AB
   5.30%, 04/10/07 (c)                                    50,000          50,000
   5.33%, 04/11/07 (c)                                    45,000          45,000
ROYAL BANK OF CANADA
   5.37%, 04/10/07                                        60,000          60,000
ROYAL BANK OF SCOTLAND, PLC
   5.31%, 04/23/07 (c)                                   185,000         185,000
SANTA ROSA, CALIFORNIA
   5.32%, 04/05/07 (a)                                     9,200           9,200
SE CHRISTIAN CHURCH, JEFFERSON COUNTY, KENTUCKY
   5.32%, 04/05/07 (a)                                     7,055           7,055
SISTERS OF MERCY OF THE AMERICAS REGIONAL
   COMMUNITY OF OMAHA, NEBRASKA
   5.32%, 04/05/07 (a)                                    11,860          11,860
SOCIETE GENERALE
   5.31%, 04/02/07 (c)                                    60,000          60,000
SUMITOMO TRUST & BANKING CO.
   5.32%, 04/10/07                                        40,000          40,000
THE GOLDMAN SACHS GROUP, INC.
   5.34%, 04/02/07 (d)                                   150,000         150,000
   5.37%, 04/09/07 (c)(d)                                225,000         225,000
WACHOVIA ASSET SECURITIZATION ISSUANCE, L.L.C.
   5.31%, 04/25/07 (a)(b)(c)                              27,116          27,115
WELLS FARGO & CO.
   5.38%, 04/02/07 (c)                                    75,000          75,000
   5.33%, 04/16/07 (c)                                   165,000         165,003
WHISTLEJACKET CAPITAL, L.L.C.
   5.28%, 04/23/07 (b)(c)                                 59,000          58,989
WHITE PINE FINANCE, L.L.C.
   5.36%, 04/23/07 (b)(c)                                100,000         100,019
                                                                     -----------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $3,259,111)                                                      3,259,111
                                                                     -----------

                                                       MATURITY
ISSUER                                                  AMOUNT          VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
OTHER INVESTMENTS 3.9% OF NET ASSETS

REPURCHASE AGREEMENTS 3.9%
--------------------------------------------------------------------------------
BANC OF AMERICA SECURITIES L.L.C.
Tri-Party Repurchase Agreement
   dated 03/30/07, due 04/02/07 at
   5.39%, fully collateralized by U.S.
   Government Securities with a
   value of $357,000.                                    350,157         350,000

CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement
   dated 03/30/07, due 04/02/07 at
   5.38%, fully collateralized by U.S.
   Government Securities with a
   value of $559.                                            548             548
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement
   dated 03/30/07, due 04/02/07 at
   5.38%, fully collateralized by U.S.
   Government Securities with a
   value of $469,200.                                    460,206         460,000
                                                                     -----------
TOTAL OTHER INVESTMENTS
(COST $810,548)                                                          810,548
                                                                     -----------

END OF INVESTMENTS.

At 03/31/07, the tax basis cost of the fund's investments was $20,696,138.

At 03/31/07, portfolio holdings included illiquid and/or restricted securities as follows:

ISSUER
RATE, ACQUISITION DATE                               FACE AMOUNT        VALUE
MATURITY DATE                                        ($ X 1,000)     ($ X 1,000)
GENWORTH LIFE & ANNUITY
   5.38%, 02/01/07, 04/02/07                              50,000          50,000
   5.40%, 02/01/07, 04/02/07                             100,000         100,000
                                                                     -----------
                                                                         150,000
MET LIFE INSURANCE CO. OF CT
   5.36%, 10/27/06, 04/27/07                             100,000         100,000
METROPOLITAN LIFE INSURANCE CO.
   5.36%, 02/01/07, 04/02/07                             100,000         100,000
THE GOLDMAN SACHS GROUP, INC.
   5.34%, 03/02/07, 04/02/07                             150,000         150,000
   5.37%, 08/09/06, 04/09/07                             225,000         225,000
                                                                     -----------
                                                                         375,000

(a) Credit-enhanced security.
(b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,723,810 or 37.3% of net assets.
(d) Illiquid and/or restricted security.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 99.0%  MUNICIPAL                                    13,961,862       13,961,862
        SECURITIES
--------------------------------------------------------------------------------
 99.0%  TOTAL INVESTMENTS                            13,961,862       13,961,862
  1.0%  OTHER ASSETS AND
        LIABILITIES                                                      138,042
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                   14,099,904

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
ALABAMA  1.7%
--------------------------------------------------------------------------------
ALABAMA HFA
S/F Mortgage RB Series 2006H
  3.80%, 04/05/07 (a)                                    50,000           50,000
ALABAMA MUNICIPAL FUNDING CORP
Municipal Funding Notes
  Master Series 2006A
  3.67%, 04/05/07 (a)(b)                                 20,835           20,835
ALABAMA SPECIAL FACILITIES
  FINANCING CORP
RB (Ascension Health Senior
  Credit Group) Series 2006D
  3.71%, 04/05/07 (a)(c)                                  8,000            8,000
BESSEMER MEDICAL CLINIC BOARD
RB Series 1990A
  3.72%, 04/05/07 (a)(b)(c)(d)                           10,865           10,865
BIRMINGHAM PUBLIC EDUCATIONAL
  BUILDING AUTH
Student Housing RB Series
  2005A
  3.67%, 04/05/07 (a)(b)                                  6,415            6,415
DAPHNE UTILITIES BOARD
Water, Gas & Sewer Refunding
  RB Series 2000
  3.66%, 04/05/07 (a)(b)(c)                               7,135            7,135
DECATUR IDB
Exempt Facilities Refunding
  RB (Nucor Steel Decatur)
  Series 2003A
  3.75%, 04/04/07 (a)                                    17,000           17,000
HOOVER BOARD OF EDUCATION
Capital Outlay TAN Series 2001
  3.70%, 04/05/07 (a)(b)(c)(d)                           14,810           14,810
INDIAN SPRINGS VILLAGE
RB (Joseph Bruno Montessori
  Academy) Series 1999
  3.85%, 04/04/07 (a)(b)                                  1,050            1,050
JEFFERSON CNTY PUBLIC BUILDING AUTH
Lease Revenue Warrants Series
  2006
  3.69%, 04/05/07 (a)(b)(c)                              10,320           10,320
MOBILE BOARD OF WATER & SEWER
RB Series 2006
  3.69%, 04/05/07 (a)(b)(c)(d)                           10,190           10,190
MONTGOMERY COUNTY PUBLIC BUILDING
  AUTH
Revenue Warrants (Montgomery
  Cnty Facilities) Series 2006
  3.71%, 04/05/07 (a)(b)(c)(d)                            5,390            5,390
MONTGOMERY DOWNTOWN REDEVELOPMENT
  AUTH
Bonds (Southern Poverty Law
  Center) Series 2000
  3.79%, 04/05/07 (a)                                    15,000           15,000
SCOTTSBORO
School Warrants Series 1997
  3.67%, 04/05/07 (a)(b)                                  3,200            3,200
STEVENSON IDB
Environmental Improvement RB
  (Mead Corp) Series 1997
  3.72%, 04/04/07 (a)(b)                                 17,300           17,300
TUSCALOOSA CNTY
IDRB (Knight Specialties)
  Series 1998
  3.82%, 04/04/07 (a)(b)                                    775              775
UNIVERSITY OF SOUTH ALABAMA
Tuition Revenue Refunding &
  Capital Improvement Bonds
  Series 2006
  3.69%, 04/05/07 (a)(b)(c)                              40,760           40,760
                                                                     -----------
                                                                         239,045
ALASKA  0.5%
--------------------------------------------------------------------------------
ALASKA HFC
Collateralized Bonds (Veteran
  Mortgage Program) 2006 First
  Series A2
  3.72%, 04/05/07 (a)(c)(d)                              15,155           15,155
General Housing Purpose Bonds
  Series 2005B
  3.71%, 04/05/07 (a)(b)(c)(d)                            4,990            4,990
General Mortgage RB Series 2002A
  3.71%, 04/05/07 (a)(c)(d)                               5,995            5,995
Mortgage RB Series 1999A2
  3.75%, 04/05/07 (a)(c)(d)                               4,975            4,975
State Capital Project Bonds Series
  2006A
  3.69%, 04/05/07 (a)(b)(c)                              27,930           27,930
VALDEZ
Marine Terminal Refunding RB
  (BP Pipelines Inc) Series
  2003A
  3.80%, 04/02/07 (a)                                     4,700            4,700
                                                                     -----------
                                                                          63,745

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
ARIZONA  1.2%
--------------------------------------------------------------------------------
ARIZONA SCHOOL DISTRICT
TAN Financing Program COP
  Series 2006
  3.59%, 07/30/07                                        59,000           59,171
ARIZONA SCHOOL FACILITIES BOARD
COP Series 2005A 2&3
  3.71%, 04/05/07 (a)(b)(c)                               9,850            9,850
DOWNTOWN PHOENIX HOTEL CORP
Sub RB Series 2005B
  3.70%, 04/04/07 (a)(b)(c)(d)                           21,360           21,360
GLENDALE IDA
CP Revenue Notes (Midwestern
  University Financing
  Program)
  3.65%, 04/04/07 (b)                                     3,000            3,000
MARICOPA CNTY IDA
M/F Mortgage Refunding RB
  (San Fernando Apts) Series
  2004
  3.73%, 04/05/07 (a)(b)                                  7,750            7,750
PHOENIX CIVIC IMPROVEMENT CORP
GO Bonds Series 2007
  3.71%, 04/05/07 (a)(b)(c)(d)                            5,320            5,320
Sub Excise Tax RB (Airport
  Improvements) Series 1995
  3.71%, 04/04/07 (a)(b)                                  1,000            1,000
Sub Excise Tax RB (Civic Expansion)
  Series 2005A
  3.69%, 04/05/07 (a)(b)(c)(d)                            4,675            4,675
Subordinated Excise Tax RB Series
  2005A
  3.69%, 04/05/07 (a)(b)(c)(d)                            7,010            7,010
Wastewater System Revenue BAN
  Series 2006
  3.63%, 06/07/07 (b)                                    10,000           10,000
PHOENIX IDA
Government Office Lease Refunding
  RB (Capitol Mall LLC) Series 2005
  3.70%, 04/05/07 (a)(b)(c)(d)                            4,135            4,135
S/F Mortgage Draw-Down RB Series
  2005A
  3.74%, 04/05/07 (a)(c)(d)                               6,810            6,810
SALT RIVER PIMA-MARICOPA INDIAN
  COMMUNITY
Bonds Series 2005
  3.66%, 04/05/07 (a)(b)                                  4,800            4,800
SALT RIVER PROJECT AGRICULTURAL
IMPROVEMENT & POWER DISTRICT
Electric System RB Series 2006A
  3.69%, 04/05/07 (a)(c)(d)                               6,850            6,850
  3.71%, 04/05/07 (a)(c)                                  1,320            1,320
SCOTTSDALE IDA
Hospital RB (Scottsdale
  Healthcare) Series 2006G
  3.71%, 04/05/07 (a)(b)(c)                               3,000            3,000
SCOTTSDALE MUNICIPAL PROPERTY CORP
Excise Tax Refunding RB
  Series 2006
  3.72%, 04/05/07 (a)(c)                                  4,595            4,595
TEMPE
Transit Excise Tax Revenue
  Obligations Series 2006
  3.67%, 04/04/07 (a)(c)                                  3,000            3,000
TEMPE IDA
RB (ASUF Brickyard) Series
  2004A
  3.66%, 04/05/07 (a)(b)                                  1,885            1,885
                                                                     -----------
                                                                         165,531
ARKANSAS  0.2%
--------------------------------------------------------------------------------
ARKANSAS DEVELOPMENT FINANCE AUTH
IDRB (C&C Holding Co) Series
  1998
  3.76%, 04/05/07 (a)(b)                                    540              540
INDEPENDENCE CNTY
IDRB (Townsends) Series 1996
  3.70%, 04/04/07 (a)(b)                                  9,000            9,000
UNIVERSITY OF ARKANSAS
Various Facilities RB (UAMS
  Campus) Series 2006
  3.69%, 04/05/07 (a)(b)(c)(d)                           14,590           14,590
                                                                     -----------
                                                                          24,130
CALIFORNIA  0.5%
--------------------------------------------------------------------------------
ACCESS LOANS FOR LEARNING STUDENT
LOAN CORP
Student Loan Program RB Series
  II-A2
  3.70%, 04/05/07 (a)(b)                                 20,000           20,000
Student Loan Program RB Series
  II-A3
  3.72%, 04/05/07 (a)(b)                                 23,700           23,700
Student Loan Program RB Sr Series
  II-A8
  3.78%, 06/01/07 (a)(b)                                 33,300           33,300
CALIFORNIA
GO Bonds
  3.65%, 04/05/07 (a)(b)(c)(d)                              110              110
                                                                     -----------
                                                                          77,110
COLORADO  2.7%
--------------------------------------------------------------------------------
ADAMS CNTY
Mortgage RB (Platte Valley
  Medical Center) Series 2005
  3.69%, 04/05/07 (a)(b)(c)                              14,250           14,250
ARAPAHOE CNTY
Refunding IDRB (Denver
  Jetcenter) Series 1997
  3.85%, 04/02/07 (a)(b)                                  3,500            3,500
ARVADA
Water Enterprise RB Series
  2001
  3.70%, 04/02/07 (a)(b)(c)                               3,730            3,730
BROOMFIELD URBAN RENEWAL AUTH
Tax Increment RB (Broomfield
  Event Center) Series 2005
  3.67%, 04/05/07 (a)(b)                                 13,785           13,785
CENTERRA METROPOLITAN DISTRICT NO.1
RB Series 2004
  3.68%, 04/05/07 (a)(b)                                 10,000           10,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
COLORADO
Education Loan Program TRAN Series
  2006B
  3.54%, 08/03/07                                        25,000           25,018
General Fund TRAN Series 2006A
  3.76%, 06/27/07                                        50,000           50,084
  3.78%, 06/27/07                                        75,000           75,125
COLORADO HEALTH FACILITIES AUTH
Hospital RB (Poudre Valley Health
  Care & Medical Center of the
  Rockies) Series 2005D
  3.70%, 04/05/07 (a)(b)(c)                              23,990           23,990
RB (Catholic Health Initiatives)
  Series 2006A
  3.69%, 04/05/07 (a)(c)(d)                               6,235            6,235
COLORADO HFA
Economic Development RB
  (Pemracs) Series 2000A
  3.80%, 04/05/07 (a)(b)                                  2,485            2,485
COLORADO STUDENT LOAN AUTH
Sr Bonds Series 1990A
  3.70%, 04/04/07 (a)(b)(c)                              14,400           14,400
Sr Lien RB Series 1999A2
  3.70%, 04/04/07 (a)(b)(c)                               3,400            3,400
DAWSON RIDGE METROPOLITAN DISTRICT
  #1
Limited Tax Refunding Bonds
  Series 1992A
  3.73%, 04/05/07 (a)(c)(d)                               9,620            9,620
DENVER
Airport System RB Series 2006A
  3.69%, 04/05/07 (a)(b)(c)                               9,500            9,500
DENVER CITY AND CNTY
Airport System RB Series 2005A
  3.69%, 04/05/07 (a)(b)(c)(d)                           30,330           30,330
  3.71%, 04/05/07 (a)(b)(c)(d)                            7,205            7,205
Airport System Refunding RB Series
  2001A
  3.73%, 04/05/07 (a)(b)(c)(d)                            8,355            8,355
GO Bonds (Justice System Facilities
  & Zoo) Series 2005
  3.72%, 04/05/07 (a)(c)(d)                              18,565           18,565
DENVER CONVENTION CENTER HOTEL AUTH
Sr Refunding RB (Convention
  Center Hotel) Series 2006
  3.71%, 04/05/07 (a)(b)(c)(d)                            2,815            2,815
LOWRY ECONOMIC DEVELOPMENT AUTH
Refunding RB Series 2002A
  3.65%, 04/04/07 (a)(b)                                 10,355           10,355
PARK CREEK METROPOLITAN DISTRICT
Jr Sub Limited Property Tax
  Supported RB Series 2005
  3.69%, 04/05/07 (a)(c)(d)                               8,690            8,690
THOMPSON SD R2-J
GO Bonds Series 2005
  3.72%, 04/05/07 (a)(b)(c)                               4,200            4,200
UNIVERSITY OF COLORADO HOSPITAL AUTH
RB Series 2006B
  3.71%, 04/05/07 (a)(b)(c)                              16,500           16,500
WESTMINSTER ECONOMIC DEVELOPMENT
  AUTH
Tax Increment RB (Westminster
  Plaza) Series 1997A
  3.80%, 04/05/07 (a)(b)                                  5,930            5,930
                                                                     -----------
                                                                         378,067
CONNECTICUT  0.0%
--------------------------------------------------------------------------------
CONNECTICUT HFA
Housing Draw Down Bonds Series
  2004B
  3.70%, 04/05/07 (a)(b)(c)(d)                               25               25
Mortgage Finance Bonds Series G2
  3.70%, 04/05/07 (a)(c)(d)                               4,780            4,780
S/F Mortgage Draw Down RB Series
  2004B
  3.70%, 04/05/07 (a)(b)(c)(d)                              450              450
                                                                     -----------
                                                                           5,255
DELAWARE  0.2%
--------------------------------------------------------------------------------
DELAWARE SOLID WASTE AUTH
RB Series 2006
  3.70%, 04/05/07 (a)(b)(c)(d)                            3,960            3,960
DELAWARE TRANSPORTATION AUTH
Transportation System Sr RB
  Series 2006
  3.72%, 04/05/07 (a)(b)(c)                               3,170            3,170
NEW CASTLE CNTY
M/F Rental Housing RB
  (Fairfield English Village)
  Series 2005
  3.72%, 04/05/07 (a)(b)                                  8,500            8,500
SUSSEX CNTY
IDRB (Perdue-Agrirecycle) Series
  2000
  3.71%, 04/04/07 (a)(b)                                  5,300            5,300
RB (Baywood) Series 1997A
  3.86%, 04/04/07 (a)(b)                                  2,400            2,400
WILMINGTON
GO Bonds Series 2006B
  3.69%, 04/05/07 (a)(b)(c)                               7,765            7,765
                                                                     -----------
                                                                          31,095
DISTRICT OF COLUMBIA  1.9%
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA
COP Series 2006
  3.72%, 04/05/07 (a)(b)(c)                              11,390           11,390
Fiscal Year 2007 GO TRAN
  3.51%, 09/28/07                                        21,000           21,075
GO Refunding Bonds Series 2005B
  3.69%, 04/04/07 (a)(b)(c)(d)                           16,320           16,320
RB (American Psychological
  Association) Series 2003
  3.68%, 04/05/07 (a)(b)                                  2,610            2,610
RB (St Coletta Special Education
  Public Charter School) Series
  2005
  3.66%, 04/05/07 (a)(b)                                  4,150            4,150
METROPOLITAN WASHINGTON AIRPORTS
AUTH
Airport System RB Series 2005A
  3.72%, 04/05/07 (a)(b)(c)(d)                           14,995           14,995

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
Airport System RB Series 2006A
  3.72%, 04/05/07 (a)(b)(c)(d)                           11,960           11,960
Airport System RB Series 2006B
  3.72%, 04/05/07 (a)(b)(c)                              12,500           12,500
PFC Revenue Notes Series C
  3.74%, 06/21/07 (b)                                    30,000           30,000
  3.74%, 06/26/07 (b)                                    15,000           15,000
PFC Revenue Notes Series D
  3.74%, 06/13/07 (b)                                    30,000           30,000
RB Series 2001A
  3.73%, 04/05/07 (a)(b)(c)(d)                            5,870            5,870
Refunding RB Series 2002C
  3.72%, 04/04/07 (a)(b)(c)                               1,725            1,725
Refunding RB Series 2004D
  3.73%, 04/05/07 (a)(b)(c)(d)                            2,750            2,750
NATIONAL CAPITAL REVITALIZATION CORP
RB (DC USA Parking Garage)
  Series 2006
  3.75%, 04/05/07 (a)(b)(c)                              34,430           34,430
WASHINGTON DC CONVENTION CENTER AUTH
Sr Lien Dedicated Tax
  Refunding RB Series 2007A
  3.69%, 04/05/07 (a)(b)(c)(d)                           48,385           48,385
                                                                     -----------
                                                                         263,160
FLORIDA  9.0%
--------------------------------------------------------------------------------
ALACHUA CNTY HEALTH FACILITIES AUTH
RB (Shands Hospital-Univ of
  Florida) Series 1992R
  3.71%, 04/05/07 (a)(b)(c)(d)                           66,175           66,175
ALACHUA CNTY SCHOOL BOARD
COP Series 2004
  3.68%, 04/05/07 (a)(b)(c)(d)                            6,245            6,245
BREVARD CNTY HFA
M/F Housing Refunding RB
  (Shore View Apts) Series
  1995
  3.70%, 04/05/07 (a)(b)                                  1,900            1,900
BROWARD CNTY
Professional Sports Facilities Tax &
  Refunding RB (Broward Cnty Civic
  Arena) Series 2006A
  3.72%, 04/05/07 (a)(b)(c)(d)                           23,495           23,495
Subordinate Port Facilities
  Refunding RB (Port Everglades)
  Series 1998
  3.72%, 04/05/07 (a)(b)(c)                               8,640            8,640
BROWARD CNTY EDUCATIONAL FACILITIES
  AUTH
RB (Nova Southeastern Univ)
  Series 2000A
  3.66%, 04/04/07 (a)(b)                                 10,115           10,115
BROWARD CNTY HFA
M/F Housing RB (Landings of
  Inverrary Apts) Series 1985
  3.67%, 04/04/07 (a)(b)                                  7,500            7,500
M/F Housing RB (Sanctuary Apts)
  Series 1985
  3.67%, 04/04/07 (a)(b)                                  9,000            9,000
M/F Housing RB (Sawgrass Pines
  Apts) Series 1993A
  3.71%, 04/05/07 (a)(b)                                  8,100            8,100
M/F Housing Refunding RB (Island
  Club Apts) Series 2001A
  3.67%, 04/05/07 (a)(b)                                 11,835           11,835
BROWARD CNTY SD
COP Series 2006A
  3.71%, 04/05/07 (a)(b)(c)                               9,785            9,785
CAPITAL TRUST AGENCY
M/F Housing RB (Portofino
  Villas & Stratford Landing)
  Series 2006A
  3.68%, 04/05/07 (a)(b)                                  4,000            4,000
CHARLOTTE CNTY HFA
M/F Housing RB (Murdock
  Circle Apts) Series 2000
  3.79%, 04/04/07 (a)(b)                                  3,200            3,200
CITIZENS PROPERTY INSURANCE CORP
High-Risk Account Sr Secured
  Refunding Bonds Series 2007A
  3.68%, 03/01/08 (b)                                     6,000            6,071
CLAY CNTY UTILITY AUTH
RB Series 2003A
  3.66%, 04/05/07 (a)(b)                                  9,520            9,520
COLLIER CNTY
IDRB (Ave Maria Utility Co)
  Series 2005
  3.71%, 04/04/07 (a)(b)                                 10,000           10,000
COLLIER CNTY IDA
Educational Facilities RB
  (Community School of
  Naples) Series 2002
  3.66%, 04/05/07 (a)(b)                                  6,150            6,150
DADE CNTY IDA
IDRB (South Florida Stadium
  Corp) Series 1985C
  3.52%, 04/04/07 (a)(b)                                  1,050            1,050
ESCAMBIA CNTY HFA
S/F Mortgage RB Series 2001A
  3.73%, 04/05/07 (a)(b)(c)(d)                            1,260            1,260
  3.77%, 04/05/07 (a)(b)(c)(d)                            2,395            2,395
S/F RB Series 2002A1
  3.73%, 04/05/07 (a)(c)(d)                               3,545            3,545
EUSTIS
RB Installment 1997A
  3.66%, 04/04/07 (a)(b)                                  3,025            3,025
FLORIDA
RB (Dept of Environmental
  Protection Preservation 2000)
  Series 1997B
  3.69%, 04/05/07 (a)(b)(c)(d)                           14,983           14,983
RB (Dept of Environmental
  Protection-Florida Forever)
  Series 2003A
  3.72%, 04/05/07 (a)(b)(c)                               6,740            6,740
FLORIDA BOARD OF EDUCATION
Capital Outlay Bonds Series 1999C
  3.70%, 04/05/07 (a)(c)(d)                              17,780           17,780
Capital Outlay Bonds Series 2003C
  3.70%, 04/05/07 (a)(b)(c)(d)                            2,700            2,700
Lottery RB Series 2002C
  3.72%, 04/05/07 (a)(b)(c)(d)                           33,535           33,535
Public Education Capital Outlay
  Refunding Bonds Series 2005C
  3.72%, 04/05/07 (a)(c)                                 15,095           15,095

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
FLORIDA DEPT OF ENVIRONMENTAL
  PROTECTION
Forever RB Series 2005B
  3.72%, 04/05/07 (a)(b)(c)                              20,260           20,260
FLORIDA DEPT OF TRANSPORTATION
Turnpike RB Series 2000A
  3.70%, 04/05/07 (a)(b)(c)(d)                            4,000            4,000
Turnpike RB Series 2006A
  3.71%, 04/05/07 (a)(b)(c)(d)                            7,000            7,000
  3.72%, 04/05/07 (a)(b)(c)(d)                            4,395            4,395
FLORIDA DEVELOPMENT FINANCE CORP
IDRB (Schmitt Family Partnership)
  Series 1999A2
  3.76%, 04/04/07 (a)(b)                                  1,625            1,625
IDRB (Sunshine State Christian
  Homes, Inc) Series 1999A3
  3.71%, 04/04/07 (a)(b)                                  1,060            1,060
IDRB Enterprise Bond Program
  (Pioneer-Ram) Series 1998A3
  3.76%, 04/04/07 (a)(b)                                    780              780
FLORIDA HFA
Homeowner Mortgage RB Series 2000-4
  3.77%, 04/05/07 (a)(b)(c)(d)                              790              790
Housing RB (Caribbean Key Apts)
  Series 1996F
  3.70%, 04/04/07 (a)(b)                                    300              300
M/F Housing RB (Cameron Cove Apts)
  Series 1985XX
  3.67%, 04/04/07 (a)(b)                                    400              400
M/F Mortgage RB (Clarcona Groves
  Apts) Series 2005A
  3.71%, 04/04/07 (a)(b)                                  4,250            4,250
M/F Mortgage RB (Lynn Lake Apts)
  Series 2005B1
  3.72%, 04/05/07 (a)(b)                                 10,100           10,100
M/F Mortgage RB (Pinnacle Pointe
  Apts) Series 2003N
  3.71%, 04/04/07 (a)(b)                                  2,335            2,335
M/F Mortgage RB (Wexford Apts)
  Series 2003P
  3.71%, 04/04/07 (a)(b)                                  7,840            7,840
M/F Mortgage Refunding RB (Tuscany
  Pointe Apts) Series 2005D
  3.66%, 04/05/07 (a)(b)                                 12,090           12,090
M/F Mortgage Refunding RB (Victoria
  Park Apts) Series 2002J1
  3.65%, 04/05/07 (a)(b)                                  5,370            5,370
RB (Timberline Apts) Series 1999P
  3.72%, 04/04/07 (a)(b)                                  6,035            6,035
FLORIDA HIGHER EDUCATIONAL
  FACILITIES FINANCING AUTH
Educational Facilities RB
  (Flagler College Inc)
  Series 2005
  3.66%, 04/04/07 (a)(b)                                  9,200            9,200
FLORIDA LOCAL GOVERNMENT FINANCE
COMMISSION
Pooled CP Series 1994A
  3.68%, 04/06/07 (b)                                    14,344           14,344
  3.68%, 04/09/07 (b)                                    21,786           21,786
  3.60%, 04/10/07 (b)                                    62,397           62,397
GAINESVILLE
IDRB (Lifesouth Community
  Blood Centers) Series 1999
  3.66%, 04/04/07 (a)(b)                                  4,975            4,975
GAINESVILLE UTILITY SYSTEM
RB Series 2005C
  3.72%, 04/02/07 (a)(c)                                  3,000            3,000
GAINSVILLE
RB Series 2005A
  3.69%, 04/05/07 (a)(b)(c)                               9,960            9,960
GULF BREEZE
Local Government Loan Program RB
  Series 1985C
  3.67%, 04/05/07 (a)(b)(c)                                 960              960
Local Government Loan Program RB
  Series 1985E
  3.67%, 04/05/07 (a)(b)(c)                               7,350            7,350
HALIFAX HOSPITAL MEDICAL CENTER
Health Care Facilities RB
  (Florida Health Care Plan)
  Series 1998
  3.66%, 04/04/07 (a)(b)                                  5,200            5,200
HIGHLANDS COUNTY HEALTH FACILITIES
  AUTH
Hospital RB Series 2003D &
  2006C
  3.71%, 04/05/07 (a)(b)(c)                               4,725            4,725
HILLSBOROUGH CNTY AVIATION AUTH
Airport Facilities Sub CP Series B
  3.70%, 05/10/07 (b)                                    10,300           10,300
RB (Tampa International Airport)
  Series 2003A
  3.73%, 04/05/07 (a)(b)(c)(d)                            5,495            5,495
HILLSBOROUGH CNTY EDUCATIONAL
  FACILITIES AUTH
RB (University of Tampa)
  Series 2000
  3.71%, 04/05/07 (a)(b)                                  5,100            5,100
HILLSBOROUGH CNTY HFA
M/F Housing RB (Claymore Crossing
  Apts) Series 2005
  3.71%, 04/04/07 (a)(b)                                  1,000            1,000
M/F Housing RB (Lake Kathy Apts)
  Series 2005
  3.71%, 04/05/07 (a)(b)                                  5,000            5,000
HILLSBOROUGH CNTY IDA
Educational Facilities RB (Berkeley
  Preparatory School) Series 1999
  3.66%, 04/04/07 (a)(b)                                  4,280            4,280
IDRB (University Community
  Hospital) Series 1994
  3.60%, 04/05/07 (a)(b)(c)(d)                           59,015           59,015
RB (Independent Day School) Series
  2000
  3.71%, 04/05/07 (a)(b)                                    700              700
RB (Tampa Metropolitan Area YMCA)
  Series 2000
  3.68%, 04/05/07 (a)(b)                                  7,600            7,600

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
HILLSBOROUGH CNTY PORT DISTRICT
Refunding RB (Tampa Port
  Auth) Series 2005A
  3.72%, 04/05/07 (a)(b)(c)(d)                            6,665            6,665
JACKSONVILLE AVIATION AUTH
Refunding RB Series 2005
  3.72%, 04/04/07 (a)(b)(c)                               4,000            4,000
JACKSONVILLE ECONOMIC DEVELOPMENT
COMMISSION
Educational Facilities RB
  (Episcopal High School) Series
  2002
  3.66%, 04/04/07 (a)(b)                                  5,200            5,200
RB (Bolles School) Series 1999A
  3.66%, 04/05/07 (a)(b)                                  1,400            1,400
Refunding RB (YMCA of Florida First
  Coast) Series 2003
  3.66%, 04/05/07 (a)(b)                                  4,700            4,700
Special Facility Airport RB
  (Holland Sheltair Aviation Group)
  Series 2004A1
  3.71%, 04/05/07 (a)(b)                                  3,970            3,970
JACKSONVILLE HEALTH FACILITIES AUTH
RB (River Garden/The Coves)
  Series 1994
  3.71%, 04/05/07 (a)(b)                                  3,045            3,045
JACKSONVILLE HFA
M/F Housing Refunding RB (St
  Augustine Apts) Series 2006
  3.66%, 04/04/07 (a)(b)                                  3,300            3,300
LAKE CNTY SCHOOL BOARD
COP Series 2006B
  3.70%, 04/05/07 (a)(b)(c)                              10,865           10,865
LAKE SHORE HOSPITAL AUTH
Health Facility RB (Lake
  Shore Hospital) Series 1991
  3.66%, 04/05/07 (a)(b)                                  2,800            2,800
LEE CNTY HFA
M/F Housing RB (University
  Club Apts) Series 2002A
  3.67%, 04/05/07 (a)(b)                                  7,500            7,500
MANATEE CNTY HFA
M/F Housing RB (La Mirada Gardens)
  Series 2002A
  3.74%, 04/05/07 (a)(b)                                  4,000            4,000
M/F Housing RB (Sabal Palm Harbor
  Apts) Series 2000A
  3.79%, 04/04/07 (a)(b)                                  4,200            4,200
MIAMI HEALTH FACILITIES AUTH
Refunding RB (Miami Jewish
  Home & Hospital for the
  Aged) Series 2005
  3.66%, 04/04/07 (a)(b)                                  7,410            7,410
MIAMI-DADE CNTY
Aviation RB (Miami International
  Airport) Series 2002
  3.72%, 04/05/07 (a)(b)(c)(d)                            5,370            5,370
Aviation RB (Miami International
  Airport) Series 2005A
  3.74%, 04/05/07 (a)(b)(c)                               9,105            9,105
GO Bonds Series 2005
  3.72%, 04/05/07 (a)(b)(c)(d)                            9,910            9,910
Solid Waste System RB Series 2005
  3.71%, 04/05/07 (a)(b)(c)(d)                           10,840           10,840
MIAMI-DADE CNTY IDA
IDRB (Airbus Service Co) Series
  1998A
  3.76%, 04/05/07 (a)(b)                                  7,760            7,760
RB (Belen Jesuit Preparatory
  School) Series 1999
  3.66%, 04/04/07 (a)(b)                                  6,030            6,030
RB (Gulliver Schools) Series 2000
  3.68%, 04/05/07 (a)(b)                                  3,700            3,700
OCALA
Utility Systems RB Series
  2005B
  3.71%, 04/05/07 (a)(b)(c)(d)                            1,495            1,495
OCEAN HIGHWAY AND PORT AUTH
RB Series 1990
  3.78%, 04/04/07 (a)(b)                                  9,000            9,000
OKEECHOBEE CNTY
Exempt Facility RB
  (Okeechobee Landfill)
  Series 1999
  3.71%, 04/05/07 (a)(b)                                 15,000           15,000
ORANGE CNTY HEALTH FINANCE AUTH
Refunding Program RB (Pooled
  Hospital Loan) Series 1985
  3.68%, 06/12/07 (b)                                    19,300           19,300
ORANGE CNTY HFA
M/F Housing RB (Alta Westgate Apts)
  Series 2005C
  3.70%, 04/04/07 (a)(b)                                  6,920            6,920
M/F Housing RB (Palm Key Apts)
  Series 1997C
  3.66%, 04/04/07 (a)(b)                                  5,000            5,000
M/F Housing Refunding RB (Andover
  Place Apts) Series 1998F
  3.70%, 04/05/07 (a)(b)                                  6,000            6,000
M/F Housing Refunding RB (Post
  Fountains At Lee Vista) Series
  1997E
  3.68%, 04/04/07 (a)(b)                                  7,235            7,235
ORANGE CNTY IDA
Educational Facilities RB (UCF
  Hospitality School Student
  Housing Foundation) Series 2004
  3.66%, 04/04/07 (a)(b)                                  8,695            8,695
IDRB (Central Florida YMCA) Series
  2002A
  3.68%, 04/05/07 (a)(b)                                  3,850            3,850
IDRB (Goodwill Industries of
  Central Florida) Series 1999
  3.66%, 04/04/07 (a)(b)                                  6,000            6,000
RB (Central Florida YMCA) Series
  2005
  3.66%, 04/05/07 (a)(b)                                  5,600            5,600
ORANGE COUNTY SCHOOL BOARD
COP Series 2006A
  3.69%, 04/05/07 (a)(b)(c)                               5,277            5,277
COP Series 2006B
  3.71%, 04/05/07 (a)(b)(c)                               2,985            2,985
PALM BEACH CNTY
Airport RB (Galaxy Aviation) Series
  2000A
  3.72%, 04/04/07 (a)(b)                                  7,595            7,595

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
Criminal Justice Facilties RB
  Series 1997
  3.69%, 04/05/07 (a)(b)(c)(d)                            7,495            7,495
IDBR (South Florida Blood Banks)
  Series 2002
  3.66%, 04/04/07 (a)(b)                                  7,705            7,705
RB (Norton Gallery and School of
  Art) Series 1995
  3.69%, 04/04/07 (a)(b)                                  2,500            2,500
PALM BEACH CNTY HFA
M/F Housing Refunding RB (Emerald
  Bay Club Apts) Series 2004
  3.68%, 04/05/07 (a)(b)                                  7,000            7,000
M/F Housing Refunding RB (Spinnaker
  Landing Apts) Series 1998
  3.72%, 04/05/07 (a)(b)                                  2,645            2,645
PALM BEACH CNTY SD
COP Series 2007A
  3.69%, 04/05/07 (a)(b)(c)                              10,650           10,650
Refunding COP Series 2007C
  3.70%, 04/02/07 (a)(b)(c)                              10,000           10,000
Sales Tax Revenue CP
  3.64%, 05/24/07 (b)                                    65,500           65,500
PINELLAS CNTY EDUCATIONAL
FACILITIES AUTH
RB (Shorecrest Preparatory School)
  Series 2001
  3.66%, 04/04/07 (a)(b)                                    800              800
Refunding RB (Canterbury School of
  Florida) Series 2004
  3.66%, 04/04/07 (a)(b)                                  4,360            4,360
PINELLAS CNTY HFA
M/F Housing RB (Greenwood
  Apts) Series 2002A
  3.71%, 04/05/07 (a)(b)                                  6,460            6,460
PINELLAS CNTY INDUSTRY COUNCIL
RB (Operation Par) Series 1999
  3.71%, 04/05/07 (a)(b)                                  3,890            3,890
SANTA ROSA CNTY
Health Facilities RB (Baptist
  Hospital) Series 2003
  3.66%, 04/05/07 (a)(b)                                  6,820            6,820
SARASOTA CNTY
RB (Sarasota Family YMCA)
  Series 1999
  3.66%, 04/05/07 (a)(b)                                    440              440
SARASOTA CNTY HEALTH FACILITIES AUTH
RB (Sarasota-Manatee Jewish
  Housing Council) Series
  2005A
  3.68%, 04/05/07 (a)(b)                                 12,300           12,300
SEMINOLE CNTY IDA
IDRB (Amrhein Family Limited
  Partnership) Series 2001
  3.71%, 04/04/07 (a)(b)                                  3,965            3,965
SOUTH FLORIDA WATER MANAGEMENT
DISTRICT
COP Series 2006
  3.71%, 04/05/07
  (a)(b)(c)(d)                                           37,185           37,185
ST. JOHNS CNTY
Water & Sewer Refunding RB
  Series 2006
  3.71%, 04/05/07 (a)(b)(c)(d)                           11,035           11,035
ST. JOHNS CNTY SCHOOL BOARD
COP (Master Lease Program)
  Series 2006
  3.72%, 04/05/07 (a)(b)(c)                              13,530           13,530
SUMTER LANDING COMMUNITY
  DEVELOPMENT DISTRICT
Recreational RB Series 2005A
  3.69%, 04/05/07 (a)(b)(c)(d)                            2,000            2,000
SUNSHINE STATE GOVERNMENTAL
FINANCING COMMISSION
CP Series 1998A
  3.60%, 04/04/07 (b)(c)                                 19,327           19,327
  3.69%, 04/04/07 (b)(c)                                  1,000            1,000
  3.63%, 06/06/07 (b)(c)                                 65,289           65,289
TALLAHASSEE-LEON CNTY CIVIC CENTER
  AUTH
Capital Improvement RB Series
  1998A
  3.66%, 04/04/07 (a)(b)                                  9,060            9,060
TAMPA
Health Care Facilities RB
  (Lifelink Foundation)
  Series 1997
  3.66%, 04/04/07 (a)(b)                                  4,460            4,460
TAMPA BAY WATER AUTH
Utility System RB Series 2002
  3.71%, 04/05/07 (a)(b)                                  5,400            5,400
UNIVERSITY OF SOUTH FLORIDA
  RESEARCH FOUNDATION
RB (Interdisciplinary
  Research Building) Series
  2004A
  3.67%, 04/04/07 (a)(b)                                 13,855           13,855
VOLUSIA CNTY
Tourist Development Tax RB
  Series 2004
  3.69%, 04/05/07 (a)(b)(c)(d)                           14,620           14,620
VOLUSIA CNTY EDUCATIONAL FACILITIES
  AUTH
RB (Bethune-Cookman College)
  Series 2001
  3.66%, 04/04/07 (a)(b)                                 10,310           10,310
VOLUSIA CNTY HEALTH FACILITIES AUTH
Hospital Facilities RB
  (Memorial Health Systems)
  Series 1996
  3.72%, 04/05/07 (a)(b)(c)(d)                           38,965           38,965
WINTER HAVEN
Utility System Improvement &
  Refunding RB Series 2005
  3.69%, 04/05/07 (a)(b)(c)(d)                            8,160            8,160
                                                                     -----------
                                                                       1,273,304
GEORGIA  4.0%
--------------------------------------------------------------------------------
ATLANTA
Airport General Refunding RB Series
  2000A
  3.69%, 04/05/07 (a)(b)(c)(d)                           11,195           11,195

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
Airport General Refunding RB Series
  2000C
  3.73%, 04/05/07 (a)(b)(c)(d)                            3,385            3,385
Airport General Refunding RB Series
  2003RF-D
  3.73%, 04/05/07 (a)(b)(c)(d)                            3,385            3,385
Airport Passenger Facility Charge &
  Sub Lien General RB Series 2004C
  3.69%, 04/05/07 (a)(b)(c)                               5,175            5,175
Sub Lien Tax Allocation Bonds
  (Atlantic Station) Series 2006
  3.74%, 04/05/07 (a)(b)                                 13,000           13,000
Water and Wastewater RB Series 2004
  3.70%, 04/04/07 (a)(b)(c)(d)                            4,500            4,500
ATLANTA URBAN RESIDENTIAL FINANCE
AUTH
M/F Housing RB (Capitol Gateway
  Apts Phase I) Series 2005
  3.76%, 04/05/07 (a)(b)                                  4,125            4,125
M/F Housing RB (Delmonte/Brownlee
  Court) Series 2001A
  3.71%, 04/04/07 (a)(b)                                  4,595            4,595
M/F Housing RB (Lindbergh City
  Center Apts) Series 2004
  3.72%, 04/05/07 (a)(b)                                  5,000            5,000
M/F Housing RB (M St Apts) Series
  2003
  3.71%, 04/05/07 (a)(b)                                  7,000            7,000
M/F Housing RB (Peaks at West
  Atlanta Apts) Series 2001
  3.71%, 04/04/07 (a)(b)                                  4,800            4,800
M/F Sr Housing RB (Big Bethel
  Village) Series 2001
  3.71%, 04/04/07 (a)(b)                                  4,400            4,400
AUGUSTA HOUSING AUTH
M/F Housing RB (G-Hope)
  Series 2001
  3.71%, 04/04/07 (a)(b)                                  3,620            3,620
CHEROKEE CNTY
IDRB (Universal Alloy Corp)
  Series 1996
  3.71%, 04/05/07 (a)(b)                                  1,100            1,100
CLAYTON CNTY DEVELOPMENT AUTH
IDRB (Wilson Holdings) Series
  1998
  3.76%, 04/04/07 (a)(b)                                    200              200
CLAYTON CNTY HOUSING AUTH
M/F Housing RB (Hyde Park
  Club Apts) Series 1997
  3.72%, 04/04/07 (a)(b)                                 11,695           11,695
COBB CNTY HOUSING AUTH
M/F Housing RB (Walton Green Apts)
  Series 1995
  3.71%, 04/05/07 (a)(b)                                 13,500           13,500
M/F Housing RB (Woodchase Village
  Apts) Series 2003
  3.76%, 04/05/07 (a)(b)                                  4,000            4,000
M/F Housing Refunding RB (Walton
  Park Apts) Series 2000
  3.71%, 04/05/07 (a)(b)                                 21,100           21,100
COBB COUNTY SD
Short-Term Notes Series 2007
  3.64%, 12/31/07                                        29,000           29,073
COLUMBUS DEVELOPMENT AUTH
RB (Foundation Properties)
  Series 2002
  3.69%, 04/05/07 (a)(b)                                 10,965           10,965
COLUMBUS HOUSING AUTH
M/F Housing RB (Eagles Trace
  Apts) Series 2002
  3.71%, 04/04/07 (a)(b)                                  6,100            6,100
DALTON DEVELOPMENT AUTH
Revenue Certificates
  (Hamilton Health Care
  System) Series 2003B
  3.66%, 04/05/07 (a)(b)                                  5,245            5,245
DEKALB CNTY
Water & Sewerage RB Series 2003A
  3.72%, 04/05/07 (a)(c)(d)                              13,265           13,265
Water & Sewerage RB Series 2006A
  3.69%, 04/05/07 (a)(b)(c)                               9,975            9,975
Water & Sewerage Refunding RB
  Series 2006B
  3.71%, 04/05/07 (a)(b)(c)(d)                            7,995            7,995
  3.71%, 04/05/07 (a)(b)(c)                               8,805            8,805
DEKALB CNTY DEVELOPMENT AUTH
RB (Arbor Montessori School)
  Series 1998
  3.66%, 04/04/07 (a)(b)                                  1,100            1,100
DEKALB CNTY HOUSING AUTH
M/F Housing RB (Brittany Apts)
  Series 2001
  3.73%, 04/05/07 (a)(b)                                  7,200            7,200
M/F Housing RB (Eagles Trace Apts)
  Series 1996
  3.70%, 04/04/07 (a)(b)                                  8,450            8,450
M/F Housing RB (Mountain Crest
  Apts) Series 2002
  3.71%, 04/04/07 (a)(b)                                  7,615            7,615
M/F Housing RB (Villas of Friendly
  Heights Apts) Series 2001
  3.71%, 04/04/07 (a)(b)                                  3,415            3,415
M/F Housing RB (Wesley Club Apts)
  Series 2002
  3.71%, 04/04/07 (a)(b)                                  5,760            5,760
EFFINGHAM CNTY IDA
RB (TEMCOR) Series 2001
  3.71%, 04/04/07 (a)(b)                                  2,640            2,640
FULTON CNTY
Water & Sewer RB Series 2004
  3.69%, 04/05/07 (a)(b)(c)                               7,770            7,770
Water & Sewerage RB Series 2004
  3.70%, 04/05/07 (a)(b)(c)(d)                           10,000           10,000
FULTON CNTY DEVELOPMENT AUTH
RB (Atlanta International School)
  Series 1997
  3.66%, 04/04/07 (a)(b)                                  2,200            2,200
RB (Children's Healthcare of
  Atlanta) Series 2005A
  3.71%, 04/05/07 (a)(c)                                 46,395           46,395

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
RB (Trinity School) Series 2001
  3.66%, 04/04/07 (a)(b)                                  7,000            7,000
GEORGIA
GO Bonds Series 2002B
  3.69%, 04/05/07 (a)(c)(d)                                 891              890
GO Refunding Bonds Series 2004C
  3.71%, 04/05/07 (a)(c)                                  2,590            2,590
GWINNETT CNTY DEVELOPMENT AUTH
COP (Gwinnett Cnty Public Schools)
  Series 2006
  3.70%, 04/05/07 (a)(b)(c)(d)                           33,400           33,400
  3.72%, 04/05/07 (a)(b)(c)                              25,835           25,835
JEFFERSON CNTY DEVELOPMENT AUTH
IDRB (Grove River Mills)
  Series 1997
  3.76%, 04/05/07 (a)(b)                                  1,200            1,200
LAURENS CNTY DEVELOPMENT AUTH
Solid Waste Disposal RB (Southeast
  Paper Manufacturing Co) Series
  1993
  3.71%, 04/05/07 (a)(b)                                 25,000           25,000
Solid Waste Disposal RB (Southeast
  Paper Manufacturing Co) Series
  1997
  3.71%, 04/05/07 (a)(b)                                 26,000           26,000
LAWRENCEVILLE HOUSING AUTH
M/F Housing RB (Chatham Club
  Apts) Series 2002
  3.70%, 04/05/07 (a)(b)(d)                               7,700            7,700
LOWNDES CNTY DEVELOPMENT AUTH
M/F Housing RB (FMPH
  Valdosta) Series 1999
  3.71%, 04/04/07 (a)(b)                                  4,510            4,510
MACON-BIBB CNTY HOSPITAL AUTH
Revenue Anticipation
  Certificates (Medical
  Center of Central Georgia)
  Series 1998
  3.66%, 04/04/07 (a)(b)                                  4,000            4,000
MARIETTA HOUSING AUTH
M/F Housing RB (Walton
  Village Apts) Series 2005
  3.70%, 04/05/07 (a)(b)                                 14,300           14,300
METROPOLITAN ATLANTA RAPID TRANSIT
AUTH
Sales Tax Revenue CP BAN Series
  2004A
  3.63%, 06/06/07 (b)                                    10,000           10,000
  3.63%, 06/15/07 (b)                                    12,500           12,500
MILLER CNTY DEVELOPMENT AUTH
IDRB (Birdsong Corp) Series
  2000
  3.71%, 04/04/07 (a)(b)                                  2,300            2,300
POOLER DEVELOPMENT AUTH
M/F Housing RB (Alta Towne
  Lake Apts) Series 2005
  3.71%, 04/05/07 (a)(b)                                 19,500           19,500
SAVANNAH ECONOMIC DEVELOPMENT AUTH
Exempt Facility RB (Georgia Kaolin
  Terminal) Series 1997
  3.71%, 04/05/07 (a)(b)                                  6,000            6,000
Exempt Facility RB (Home Depot)
  Series 1995B
  3.70%, 04/04/07 (a)(b)                                  5,000            5,000
First Mortgage RB (Marshes of
  Skidaway Island) Series 2003C
  3.68%, 04/05/07 (a)(b)                                    590              590
SAVANNAH HOUSING AUTH
M/F Housing RB (Indigo Pointe Apts)
  Series 2001A1
  3.71%, 04/04/07 (a)(b)                                  3,500            3,500
M/F Housing RB (Live Oak Plantation
  Apts) Series 2001A1
  3.71%, 04/04/07 (a)(b)                                  2,500            2,500
SUMMERVILLE DEVELOPMENT AUTH
Exempt Facility RB (Image
  Industries) Series 1997
  3.73%, 04/05/07 (a)(b)                                 11,000           11,000
THOMASVILLE HOSPITAL AUTH
Revenue Anticipation
  Certificates (John D.
  Archbold Memorial Hospital)
  Series 2003
  3.66%, 04/04/07 (a)(b)                                  5,700            5,700
WALTON CNTY DEVELOPMENT AUTH
RB (Tucker Door and Trim
  Corp) Series 2000
  3.81%, 04/04/07 (a)(b)                                  2,500            2,500
WEBSTER CNTY IDA
IDRB (Tolleson Lumber Co)
  Series 1999
  3.71%, 04/05/07 (a)(b)                                  4,000            4,000
WINDER-BARROW INDUSTRIAL BUILDING
  AUTH
IDRB (Progress Container
  Corp) Series 2000
  3.71%, 04/04/07 (a)(b)                                  1,985            1,985
WORTH CNTY
Refunding IDRB (Seabrook
  Peanut Co) Series 1996B
  3.71%, 04/04/07 (a)(b)                                  1,300            1,300
                                                                     -----------
                                                                         560,543
HAWAII  0.5%
--------------------------------------------------------------------------------
HAWAII
GO Bonds Series 2002CZ
  3.71%, 04/05/07 (a)(b)(c)(d)                            5,900            5,900
Special Purpose Refunding RB
  (Hawaiian Electric Co) Series
  2000
  3.73%, 04/05/07 (a)(b)(c)(d)                            9,095            9,095
HONOLULU BOARD OF WATER SUPPLY
Water System RB Series 2006A
  3.69%, 04/05/07 (a)(b)(c)                               7,000            7,000
HONOLULU CITY AND CNTY
GO Bonds Series 2003A
  3.71%, 04/05/07 (a)(b)(c)(d)                           14,995           14,995
GO CP Series H
  3.63%, 04/05/07 (b)                                    38,000           38,000
                                                                     -----------
                                                                          74,990

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
IDAHO  0.3%
--------------------------------------------------------------------------------
IDAHO
TAN Series 2006
  3.70%, 06/29/07                                        28,000           28,053
IDAHO HOUSING & FINANCE ASSOCIATION
S/F Mortgage Bonds Series
  2005F
  3.71%, 04/04/07 (a)(c)                                 17,900           17,900
IDAHO STATE UNIVERSITY FOUNDATION
RB (LE & Thelma E. Stephens
  Performing Arts Center)
  Series 2001
  3.65%, 04/05/07 (a)(b)                                  1,965            1,965
                                                                     -----------
                                                                          47,918
ILLINOIS  7.2%
--------------------------------------------------------------------------------
AURORA
Collaterized S/F Mortgage RB
  Series A2
  3.72%, 04/05/07 (a)(c)(d)                               8,145            8,145
CAROL STREAM
M/F Housing Refunding RB (St
  Charles Square) Series 1997
  3.76%, 04/04/07 (a)(b)                                  4,415            4,415
CHICAGO
GO Bonds Series 2003C
  3.69%, 04/05/07 (a)(b)(c)(d)                            2,694            2,694
GO Bonds Series 2007B
  3.71%, 04/05/07 (a)(b)(c)(d)                           14,855           14,855
GO Project and Refunding Bonds
  Series 2005B
  3.72%, 04/05/07 (a)(b)(c)(d)                            6,835            6,835
GO Project and Refunding Bonds
  Series 2006A
  3.70%, 04/05/07 (a)(b)(c)                              57,395           57,395
M/F Housing RB (Central Station
  Senior Housing) Series 2004
  3.72%, 04/05/07 (a)(b)                                  9,500            9,500
Midway Airport RB Series 1998C
  3.71%, 04/05/07 (a)(b)(c)(d)                           24,480           24,480
Sales Tax Refunding RB Series 2005
  3.72%, 04/05/07 (a)(b)(c)(d)                            9,685            9,685
Sr Lien Water RB Series 2000
  3.72%, 04/05/07 (a)(c)(d)                              12,975           12,975
Wastewater Transmission RB Series
  1998A
  3.72%, 04/05/07 (a)(b)(c)                               2,785            2,785
CHICAGO BOARD OF EDUCATION
Unlimited Tax GO Bonds (Dedicated
  Revenues) Series 2006B
  3.70%, 04/05/07 (a)(b)(c)(d)                           11,000           11,000
Unlimited Tax GO Bonds Series 1997
  3.69%, 04/05/07 (a)(b)(c)(d)                            7,120            7,120
CHICAGO HOUSING AUTH
Capital Program Refunding RB
  Series 2006
  3.67%, 07/02/07 (b)                                    22,180           22,252
CHICAGO O'HARE INTERNATIONAL
AIRPORT
General Airport Third Lien RB
  Series 2005A
  3.71%, 04/05/07 (a)(b)(c)                              20,545           20,545
General Airport Third Lien
  Refunding RB Series 2005B
  3.71%, 04/05/07 (a)(b)(c)                              11,410           11,410
CHICAGO O`HARE INTERNATIONAL
AIRPORT
General Airport Third Lien RB
  Series 2003B2
  3.75%, 04/05/07 (a)(b)(c)(d)                            8,595            8,595
General Airport Third Lien RB
  Series 2005A
  3.69%, 04/05/07 (a)(b)(c)                               5,193            5,193
  3.71%, 04/05/07 (a)(b)(c)(d)                           26,225           26,225
General Airport Third Lien
  Refunding RB Series 2003A2
  3.74%, 04/05/07 (a)(b)(c)(d)                            7,895            7,895
General Airport Third Lien
  Refunding RB Series 2003B2
  3.75%, 04/05/07 (a)(b)(c)(d)                           10,800           10,800
General Airport Third Lien
  Refunding RB Series 2005B
  3.74%, 04/05/07 (a)(b)(c)(d)                            9,655            9,655
Second Lien Passenger Facility
  Charge RB Series 2001A
  3.74%, 04/04/07 (a)(b)(c)(d)                           11,070           11,070
  3.73%, 04/05/07 (a)(b)(c)(d)                            6,315            6,315
Special Facilities RB (O'Hare Tech
  Center II) Series 2002
  3.73%, 04/05/07 (a)(b)                                 15,500           15,500
COMMUNITY UNIT SCHOOL DISTRICT
  #308, IL
GO School Bonds Series 2007
  3.69%, 04/04/07 (a)(b)(c)                              18,155           18,155
COOK CNTY
GO Capital Improvement Bonds Series
  2004B
  3.71%, 04/05/07 (a)(b)(c)(d)                            6,900            6,900
RB (Catholic Theological Union)
  Series 2005
  3.66%, 04/04/07 (a)(b)                                  4,000            4,000
EAST DUNDEE
IDRB (Otto Engineering)
  Series 1998
  3.76%, 04/05/07 (a)(b)                                  1,420            1,420
HAMPSHIRE
IDRB (Poli-Film America)
  Series 1998A
  3.73%, 04/05/07 (a)(b)                                  2,200            2,200
ILLINOIS
Civic Center Bonds Series 1991
  3.75%, 04/05/07 (a)(b)(c)(d)                            2,940            2,940
GO Bonds (Illinois First) Series
  2000
  3.70%, 04/05/07 (a)(b)(c)(d)                           19,575           19,575
  3.72%, 04/05/07 (a)(b)(c)(d)                           14,000           14,000
GO Bonds (Illinois First) Series
  2002
  3.70%, 04/05/07 (a)(b)(c)(d)                           12,375           12,375
  3.72%, 04/05/07 (a)(b)(c)(d)                           14,125           14,125
GO Bonds Series 2003
  3.71%, 04/05/07 (a)(b)(c)(d)                           22,500           22,500

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
GO Bonds Series 2006
  3.69%, 04/05/07 (a)(c)(d)                               1,745            1,745
  3.71%, 04/05/07 (a)(c)                                  2,395            2,395
ILLINOIS DEVELOPMENT FINANCE AUTH
Economic Development RB (Korex
  Corp) Series 1990
  3.76%, 04/05/07 (a)(b)                                  4,000            4,000
Gas Supply Refunding RB (People's
  Gas) Series 2003E
  3.73%, 04/05/07 (a)(b)(c)(d)                           14,995           14,995
IDRB (Arc-Tronics) Series 1999
  3.75%, 04/04/07 (a)(b)                                  1,585            1,585
IDRB (Camcraft Inc) Series 1993
  3.86%, 04/04/07 (a)(b)                                  1,600            1,600
IDRB (Radiological Society of North
  America) Series 1997
  3.73%, 04/05/07 (a)(b)                                  2,930            2,930
Qualified Residential Rental Bonds
  (River Oaks) Series 1989
  3.71%, 04/04/07 (a)(b)                                 32,000           32,000
RB (Aurora Central Catholic High
  School) Series 1994
  3.91%, 04/04/07 (a)(b)                                  1,000            1,000
RB (Carmel High School) Series 2003
  3.66%, 04/04/07 (a)(b)                                  6,200            6,200
RB (Catholic Charities Housing
  Development Corp) Series 1993A
  3.81%, 04/04/07 (a)(b)                                  9,160            9,160
RB (Catholic Charities Housing
  Development Corp) Series 1993B
  3.81%, 04/04/07 (a)(b)                                    910              910
RB (Chicago Academy of Sciences)
  Series 1997
  3.70%, 04/04/07 (a)(b)                                    580              580
RB (Francis W. Parker School)
  Series 1999
  3.65%, 04/04/07 (a)(b)                                  2,355            2,355
RB (Lake Forest Academy) Series
  1994
  3.66%, 04/04/07 (a)(b)                                  4,000            4,000
RB (Lake Forest Country Day School)
  Series 2005
  3.66%, 04/04/07 (a)(b)                                  7,250            7,250
RB (Perspectives Charter School)
  Series 2003
  3.67%, 04/05/07 (a)(b)                                  5,400            5,400
RB (Presbyterian Homes Two Arbor
  Lane) Series 2001
  3.66%, 04/04/07 (a)(b)                                  9,000            9,000
RB (Richard H. Driehaus Museum)
  Series 2005
  3.66%, 04/04/07 (a)(b)                                  3,800            3,800
RB (Slovak American Charitable
  Association) Series 2000
  3.66%, 04/04/07 (a)(b)                                  7,435            7,435
RB (St Ignatius College Prep)
  Series 2002
  3.66%, 04/04/07 (a)(b)(d)                               2,800            2,800
Water Facilities Refunding RB
  (Illinois-American Water Co)
  Series 2002
  3.78%, 04/05/07 (a)(b)(c)                               5,000            5,000
ILLINOIS EDUCATION FACILITY AUTH
RB (Northwestern University)
  Series 2003
  3.69%, 04/05/07 (a)(c)(d)                               7,010            7,010
ILLINOIS HEALTH FACILITIES AUTH
RB (Ingalls Health System)
  Series 1994
  3.71%, 04/05/07 (a)(b)(c)(d)                           29,180           29,180
ILLINOIS HOUSING DEVELOPMENT AUTH
M/F Mortgage Refunding RB
  (Hyde Park Tower Apts)
  Series 2000A
  3.75%, 04/04/07 (a)(b)                                  4,500            4,500
ILLINOIS SPORTS FACILITIES AUTHORITY
Bonds (State Tax Supported)
  Series 2001
  3.72%, 04/05/07 (a)(b)(c)(d)                            9,030            9,030
ILLINOIS TOLL HIGHWAY AUTH
Sr Priority RB Series 2005A
  3.71%, 04/05/07 (a)(b)(c)(d)                            6,925            6,925
  3.72%, 04/05/07 (a)(b)(c)(d)                           10,635           10,635
Sr Priority RB Series 2006A1
  3.72%, 04/05/07 (a)(b)(c)(d)                           10,405           10,405
Sr Priority RB Series 2006A2
  3.70%, 04/05/07 (a)(b)(c)(d)                           14,995           14,995
  3.71%, 04/05/07 (a)(b)(c)(d)                           10,410           10,410
  3.72%, 04/05/07 (a)(b)(c)(d)                           27,520           27,520
LOMBARD
Refunding IDRB (B&H
  Partnership) Series 1995
  4.05%, 04/05/07 (a)(b)                                  1,850            1,850
METROPOLITAN PIER & EXPOSITION AUTH
Bonds (McCormick Place
  Expansion) Series 1998B
  3.71%, 04/05/07 (a)(b)(c)(d)                           30,960           30,960
METROPOLITAN PIER AND EXPOSITION
AUTH
Bonds (McCormick Place Expansion)
  Series 2002A
  3.71%, 04/05/07 (a)(b)(c)(d)                            6,425            6,425
Refunding Bonds (McCormick Place
  Expansion) Series 1999AC
  3.72%, 04/05/07 (a)(b)(c)(d)                            9,790            9,790
Refunding Bonds (McCormick Place
  Expansion) Series 2002A
  3.71%, 04/05/07 (a)(b)(c)                               9,300            9,300
Refunding Bonds (McCormick Place
  Expansion) Series 2002B
  3.69%, 04/04/07 (a)(b)(c)(d)                           18,490           18,490
METROPOLITAN WATER RECLAMATION
DISTRICT OF GREATER CHICAGO
GO Capital Improvement Bonds
  Unlimited Tax Series 2006
  3.68%, 04/05/07 (a)(c)(d)                              50,000           50,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
Unlimited Tax GO Refunding Bonds
  Series 2006
  3.69%, 04/05/07 (a)(b)(c)(d)                           10,000           10,000
Unlimited Tax GO Refunding Bonds
  Series 2007B & Limited Tax Series
  2007C
  3.69%, 04/05/07 (a)(c)(d)                              44,375           44,375
MONTGOMERY SPECIAL SERVICE AREA
  NO.10
Special Tax Bonds (Blackberry
  Crossing West) Series 2004
  3.66%, 04/04/07 (a)(b)                                 12,152           12,152
PALATINE
Special Facility Limited
  Obligation RB (Little City
  for Community Development)
  Series 1998
  3.66%, 04/04/07 (a)(b)                                  5,000            5,000
REGIONAL TRANSPORTATION AUTH
GO Bonds Series 2004A
  3.69%, 04/05/07 (a)(b)(c)(d)                           10,640           10,640
GO Bonds Series 2005A
  3.69%, 04/05/07 (a)(b)(c)(d)                           29,110           29,110
GO Refunding Bonds Series 1999
  3.72%, 04/05/07 (a)(b)(c)(d)                           21,785           21,785
ROCKFORD
IDRB (Ring Can Corp) Series 1998
  3.71%, 04/04/07 (a)(b)                                    440              440
IDRB (Rockford Industrial Welding
  Supply) Series 1996
  3.78%, 04/05/07 (a)(b)                                  2,000            2,000
SOUTHWESTERN ILLINOIS DEVELOPMENT
  AUTH
Refunding IDRB (Holten Meat)
  Series 2004
  3.80%, 04/05/07 (a)(b)                                  6,860            6,860
UNIVERSITY OF ILLINOIS
Auxiliary Facilities RB
  Series 1999A
  3.69%, 04/04/07 (a)(b)(c)(d)                            3,500            3,500
WHEELING
M/F Housing Refunding RB
  (Woodland Creek Apts II)
  Series 2002
  3.70%, 04/05/07 (a)(b)                                 17,655           17,655
WILL-KANKAKEE REGIONAL DEVELOPMENT
  AUTH
IDRB (Toltec Steel Services)
  Series 2002
  3.75%, 04/05/07 (a)(b)                                  6,290            6,290
WOODRIDGE
M/F Housing Refunding RB
  (Hinsdale Lake Terrace
  Apts) Series 1990
  3.70%, 04/06/07 (a)(b)(c)                              20,760           20,760
YORKVILLE
IDRB (FE Wheaton & Co) Series
  1996
  4.00%, 04/05/07 (a)(b)                                    950              950
                                                                     -----------
                                                                       1,020,611
INDIANA  1.6%
--------------------------------------------------------------------------------
BROWNBURG 1999 SCHOOL BLDG CORP
First Mortgage Refunding
  Bonds Series 2005B
  3.72%, 04/05/07 (a)(b)(c)(d)                           11,560           11,560
ELKHART CNTY
Economic Development RB (West
  Plains Apts) Series 1998A
  3.71%, 04/04/07 (a)(b)                                  1,750            1,750
INDIANA DEVELOPMENT FINANCE AUTH
IDRB (Big Sky Park) Series 1999
  3.73%, 04/05/07 (a)(b)                                  4,000            4,000
IDRB (Cives Corp) Series 1998
  3.71%, 04/05/07 (a)(b)                                  5,150            5,150
INDIANA FINANCE AUTH
Environmental RB (PSI Energy Inc)
  Series 2005B
  3.71%, 04/04/07 (a)(b)                                 10,500           10,500
State Revolving Fund Program Series
  2006B
  3.70%, 04/05/07 (a)(c)                                 26,480           26,480
  3.72%, 04/05/07 (a)(c)(d)                               5,630            5,630
INDIANA HEALTH & EDUCATIONAL
  FACILITY FINANCING AUTH
RB (Ascension Health Credit
  Group) Series 2006B6
  3.71%, 04/05/07 (a)(c)                                 15,950           15,950
INDIANA HEALTH FACILITY FINANCING
AUTH
Hospital RB (Sisters of St Francis
  Health Services) Series 1999A
  3.71%, 04/05/07 (a)(b)(c)(d)                            7,605            7,605
Insured RB Series 1985A
  3.68%, 04/04/07 (a)(b)(c)                               2,780            2,780
RB (Ascension Health Credit Group)
  Series 2001A2
  3.62%, 06/01/07 (a)                                    17,275           17,273
INDIANA HOUSING & COMMUNITY DEV
AGENCY
S/F Mortgage RB Series 2000B2
  3.82%, 04/05/07 (a)(c)(d)                               3,620            3,620
S/F Mortgage RB Series 2002B
  3.74%, 04/04/07 (a)(c)(d)                               2,675            2,675
S/F Mortgage RB Series 2004B2 &
  2005C2
  3.75%, 04/05/07 (a)(c)                                  5,435            5,435
S/F Mortgage RB Series 2006D1
  3.71%, 04/05/07 (a)(c)(d)                              14,000           14,000
INDIANA MUNICIPAL POWER AGENCY
Power Supply System RB Series
  2006A
  3.71%, 04/05/07 (a)(b)(c)(d)                            7,000            7,000
INDIANAPOLIS
M/F Housing RB (Nora Pines Apts)
  Series 2001
  3.73%, 04/05/07 (a)(b)                                  9,275            9,275
Thermal Energy System RB Series
  2001A
  3.72%, 04/05/07 (a)(b)(c)(d)                            9,900            9,900

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
INDIANAPOLIS LOCAL PUBLIC
IMPROVEMENT BOND BANK
Bonds (Indianapolis Airport Auth)
  Series 2005B
  3.73%, 04/05/07 (a)(b)(c)(d)                            3,125            3,125
Bonds (Waterworks) Series 2006A
  3.69%, 04/05/07 (a)(b)(c)                               4,245            4,245
RB (Indianapolis Airport Auth)
  Series 2004I
  3.73%, 04/05/07 (a)(b)(c)(d)                           11,295           11,295
IPS MULTI-SCHOOL BUILDING CORP
First Mortgage Refunding
  Bonds Series 2007
  3.72%, 04/05/07 (a)(b)(c)(d)                           13,235           13,235
JAY SCHOOL BUILDING CORP
First Mortgage Refunding
  Bonds Series 2006
  3.69%, 04/04/07 (a)(b)(c)                               4,535            4,535
LAFAYETTE
Sewage Works Refunding RB
  Series 2006
  3.69%, 04/04/07 (a)(b)(c)                               4,405            4,405
MARION
Economic Development RB
  (Indiana Wesleyan
  University) Series 2000
  3.66%, 04/04/07 (a)(b)                                  7,500            7,500
ST JOSEPH CNTY
Economic Development RB (Corby
  Apts) Series 1997B
  3.76%, 04/04/07 (a)(b)                                  3,380            3,380
Economic Development RB (Pin Oaks
  Apts) Series 1997A
  3.76%, 04/04/07 (a)(b)                                  1,000            1,000
Economic Development RB (Western
  Manor Apts) Series 1997C
  3.76%, 04/04/07 (a)(b)                                  2,130            2,130
VIGO CNTY
Economic Development RB
  (Sisters of Providence)
  Series 2001
  3.73%, 04/05/07 (a)(b)                                  3,500           3,500
WAYNE TOWNSHIP SCHOOL BUILDING CORP
First Mortgage Refunding
  Bonds Series 2006
  3.69%, 04/05/07 (a)(b)(c)                               5,145            5,145
                                                                     -----------
                                                                         224,078
IOWA  1.2%
--------------------------------------------------------------------------------
DES MOINES METROPOLITAN WASTEWATER
  RECLAMATION AUTH
Sewer RB Series 2004B
  3.69%, 04/05/07 (a)(b)(c)(d)                            6,480            6,480
IOWA FINANCE AUTH
M/F Housing RB (Country Club
  Villlage) Series 2006
  3.75%, 04/05/07 (a)(b)                                 11,370           11,370
IOWA HIGHER EDUCATION LOAN AUTH
Private College Facility RB
  (Graceland University)
  Series 2003
  3.71%, 04/05/07 (a)(b)                                  2,000            2,000
IOWA SCHOOL CORPORATIONS
Cash Anticipation Program
  Warrant Certificates Series
  2006-2007 A
  3.71%, 06/28/07 (b)                                    75,000           75,138
IOWA STUDENT LOAN LIQUIDITY CORP
RB Series 1988B
  3.71%, 04/04/07 (a)(b)(c)                              46,500           46,500
TOBACCO SETTLEMENT AUTH
Asset-Backed Bonds Series 2001B
  3.70%, 04/04/07 (a)(c)                                 21,710           21,710
Asset-Backed Bonds Series 2005C
  3.72%, 04/05/07 (a)(b)(c)(d)                           11,820           11,820
                                                                     -----------
                                                                         175,018
KANSAS  0.1%
--------------------------------------------------------------------------------
KANSAS DEVELOPMENT FINANCE AUTH
M/F Housing RB (Saddlewood
  Apts) Series 2004M
  3.78%, 04/05/07 (a)(b)                                  7,600            7,600

KENTUCKY  1.1%
--------------------------------------------------------------------------------
BOYLE CNTY
Hospital RB (Ephraim McDowell
  Health) Series 2006
  3.67%, 04/05/07 (a)(b)                                  8,500            8,500
ELIZABETHTOWN
IDRB (ALTEC) Series 1997
  3.77%, 04/04/07 (a)(b)                                  3,000            3,000
JEFFERSON CNTY
M/F Housing Refunding RB (Camden
  Brookside Apts) Series 2002
  3.69%, 04/05/07 (a)(b)                                  8,900            8,900
Sports Stadium RB (Univ of
  Louisville Athletic Assoc) Series
  1997
  3.95%, 04/05/07 (a)(b)                                    600              600
KENTUCKY ASSET/LIABILITY COMMISSION
General Fund TRAN Series 2006A
  3.70%, 06/28/07                                        25,000           25,047
Project Notes (2005 General Fund)
  Second Series A1 & A2
  3.64%, 06/14/07 (c)                                    50,000           50,000
KENTUCKY HIGHER EDUCATION STUDENT
LOAN CORP
Insured RB Series 1991E
  3.72%, 04/04/07 (a)(b)(c)                              12,600           12,600
Insured RB Series 1996A
  3.72%, 04/04/07 (a)(b)(c)                              23,850           23,850
KENTUCKY HOUSING CORP
RB Series 1998B
  3.70%, 04/05/07 (a)(c)(d)                              11,995           11,995
RB Series 2002A
  3.74%, 04/04/07 (a)(c)(d)                               3,175            3,175

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
LOUISVILLE & JEFFERSON CNTY
  METROPOLITAN SEWER DISTRICT
Sewage & Drainage RB Series
  1999A
  3.72%, 04/05/07 (a)(b)(c)(d)                            6,115            6,115
LOUISVILLE/JEFFERSON CNTY
  METROPOLITAN GOVERNMENT
Health System RB (Norton
  Healthcare) Series 2006
  3.71%, 04/05/07 (a)(b)(c)(d)                            1,200            1,200
RICHMOND
IDRB (Mikron) Series 1995
  3.72%, 04/04/07 (a)(b)                                  2,500            2,500
                                                                     -----------
                                                                         157,482
LOUISIANA  2.5%
--------------------------------------------------------------------------------
ERNEST N. MORIAL-NEW ORLEANS
  EXHIBIT HALL AUTH
Sr Subordinate Special Tax
  Bonds Series 2003A
  3.74%, 04/05/07 (a)(b)(c)(d)                            4,995            4,995
LOUISIANA
Gas and Fuels Tax RB Series 2006A
  3.69%, 04/05/07 (a)(b)(c)                              39,285           39,285
Gasoline and Fuels Tax RB Series
  2005A
  3.71%, 04/05/07 (a)(b)(c)                              12,025           12,025
  3.71%, 04/05/07 (a)(b)(c)(d)                            3,435            3,435
Gasoline and Fuels Tax RB Series
  2006A
  3.70%, 04/05/07 (a)(b)(c)                              20,925           20,925
  3.71%, 04/05/07 (a)(b)(c)                              20,865           20,865
GO Refunding Bonds Series 2005A
  3.72%, 04/05/07 (a)(b)(c)(d)                            6,275            6,275
LOUISIANA CITIZENS PROPERTY
INSURANCE CORP
Assessment RB Series 2006B
  3.94%, 04/02/07 (a)(b)(c)                              16,660           16,660
  3.72%, 04/05/07 (a)(b)(c)(d)                           32,600           32,600
LOUISIANA HFA
S/F Mortgage Refunding RB
  Series 2005A
  3.73%, 04/05/07 (a)(c)(d)                              18,094           18,094
LOUISIANA LOCAL GOVERNMENT
ENVIRONMENTAL FACILITIES &
COMMUNITY DEVELOPMENT AUTH
RB (Univ of Louisiana-Monroe)
  Series 2004A
  3.67%, 04/05/07 (a)(b)                                  8,000            8,000
RB (Univ of Louisiana-Monroe)
  Series 2004C
  3.68%, 04/05/07 (a)(b)                                 12,515           12,515
LOUISIANA OFFSHORE TERMINAL AUTH
Deepwater Port Refunding RB
  First State Series 1992A
  3.66%, 04/04/07 (a)(b)                                 10,000           10,000
LOUISIANA STATE UNIVERSITY &
  AGRICULTURAL AND MECHANICAL
  COLLEGE
Auxiliary RB Series 2006
  3.69%, 04/05/07 (a)(b)(c)                               9,240            9,240
NEW ORLEANS
GO Refunding Bonds Series 2005
  3.73%, 04/05/07 (a)(b)(c)(d)                            7,940            7,940
NEW ORLEANS AVIATION BOARD
Refunding Bonds Series 1993B
  3.70%, 04/04/07 (a)(b)(c)                               4,220            4,220
NEW ORLEANS IDB
M/F Housing RB (3700 Orleans)
  Series 2000
  3.74%, 04/05/07 (a)(b)                                 29,000           29,000
ST JAMES PARISH
Pollution Control Refunding RB
  (Texaco) Series 1988A
  3.72%, 07/12/07                                        59,030           59,030
Pollution Control Refunding RB
  (Texaco) Series 1988B
  3.72%, 07/12/07                                        39,030           39,030
                                                                     -----------
                                                                         354,134
MAINE  0.5%
--------------------------------------------------------------------------------
MAINE FINANCE AUTH
RB (Jackson Laboratory) Series 2002
  3.70%, 04/05/07 (a)(b)                                  5,465            5,465
Solid Waste Disposal RB (Casella
  Waste Systems) Series 2005
  3.71%, 04/05/07 (a)(b)                                 12,500           12,500
MAINE HEALTH & EDUCATIONAL
  FACILITIES AUTHORITY
RB Series 2006F
  3.69%, 04/05/07 (a)(b)(c)(d)                           15,155           15,155
MAINE HOUSING AUTH
General Housing Draw Down Bonds
  Series 2005A
  3.73%, 04/05/07 (a)(c)(d)                               2,920            2,920
General Housing Draw Down Bonds
  Series 2005B
  3.74%, 04/05/07 (a)(c)(d)                               5,210            5,210
Mortgage Purchase Bonds Series
  2002F2
  3.74%, 04/05/07 (a)(c)(d)                               3,085            3,085
Mortgage Purchase Bonds Series
  2006H
  3.62%, 12/17/07 (a)                                    30,000           30,000
                                                                     -----------
                                                                          74,335
MARYLAND  1.1%
--------------------------------------------------------------------------------
BALTIMORE
Convention Center Hotel RB Sr
  Series 2006A
  3.69%, 04/05/07 (a)(b)(c)(d)                           20,120           20,120
Project RB (Wastewater) Series
  2005B
  3.71%, 04/05/07 (a)(b)(c)                              14,135           14,135
HOWARD CNTY
Consolidated Public
  Improvement CP BAN Series D
  3.60%, 04/05/07 (c)                                    29,200           29,200
MARYLAND COMMUNITY DEVELOPMENT
  ADMINISTRATION
S/F Program Bonds Third
  Series 1999
  3.80%, 04/05/07 (a)(c)(d)                              30,520           30,520

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
MARYLAND ECONOMIC DEVELOPMENT CORP
IDRB (Dixon Valve and
  Coupling Co) Series 1998
  3.76%, 04/04/07 (a)(b)                                    490              490
MARYLAND ENERGY FINANCING
  ADMINISTRATION
Limited Obligation Local
  District Cooling Facilities
  RB (Comfort Link) Series
  2001
  3.71%, 04/04/07 (a)(b)                                 10,000           10,000
MARYLAND HEALTH & HIGHER
EDUCATIONAL FACILITIES AUTH
Project and Refunding RB (Mercy
  Center) Series 1996
  3.71%, 04/05/07 (a)(b)(c)(d)                           18,185           18,185
RB (Johns Hopkins Univ) Series
  2002A
  3.71%, 04/05/07 (a)(c)                                 15,185           15,185
MONTGOMERY CNTY
Consolidated Public
  Improvement BAN Series 2006B
  3.72%, 04/02/07 (a)(c)                                 10,000           10,000
                                                                     -----------
                                                                         147,835
MASSACHUSETTS  2.2%
--------------------------------------------------------------------------------
FRANKLIN
BAN
  3.55%, 03/27/08                                        10,050           10,093
MASSACHUSETTS
GO Bonds Consolidated Loan Series
  2000C
  3.67%, 04/05/07 (a)(c)(d)                               1,500            1,500
GO Bonds Consolidated Loan Series
  2001D
  3.69%, 04/05/07 (a)(b)(c)(d)                            2,785            2,785
GO Bonds Consolidated Loan Series
  2005A
  3.67%, 04/05/07 (a)(b)(c)(d)                            1,980            1,980
GO Bonds Consolidated Loan Series
  2005C
  3.70%, 04/05/07 (a)(b)(c)(d)                            4,990            4,990
GO Bonds Consolidated Loan Series
  2006D
  3.67%, 04/05/07 (a)(c)(d)                               2,105            2,105
  3.68%, 04/05/07 (a)(c)                                  8,645            8,645
GO Bonds Consolidated Loan Series
  2006E
  3.70%, 04/05/07 (a)(b)(c)                               2,500            2,500
GO Refunding Bonds Series 2006C
  3.67%, 04/05/07 (a)(b)(c)(d)                           10,000           10,000
Special Obligation Dedicated Tax RB
  Series 2005
  3.68%, 04/05/07 (a)(b)(c)(d)                           23,800           23,800
Special Obligation Dedicated Tax
  Refunding RB Series 2005
  3.67%, 04/05/07 (a)(b)(c)(d)                            2,325            2,325
CP Series G
  3.63%, 06/06/07 (c)                                    21,000           21,000
MASSACHUSETTS BAY TRANSPORTATION
AUTH
Sr Sales Tax Bonds Series 2005A
  3.67%, 04/05/07 (a)(c)                                 10,700           10,700
Sr Sales Tax Bonds Series 2006A
  3.68%, 04/05/07 (a)(c)                                  4,200            4,200
MASSACHUSETTS DEVELOPMENT FINANCE
AGENCY
M/F Housing RB (Midway Studios)
  Series 2003A
  3.71%, 04/05/07 (a)(b)                                  1,500            1,500
M/F Housing Refunding RB
  (Kensington at Chelmsford) Series
  2002
  3.69%, 04/05/07 (a)(b)                                    250              250
MASSACHUSETTS HEALTH & EDUCATIONAL
FACILITIES AUTH
RB (Baystate Medical Center) Series
  D
  3.68%, 04/05/07 (a)(b)(c)(d)                           12,923           12,922
RB (Capital Assets Program) Series
  1985D
  3.77%, 04/02/07 (a)(b)(c)                                 900              900
RB (MIT) Series K
  3.69%, 04/05/07 (a)(c)(d)                               6,710            6,710
RB (Winchester Hospital) Series D
  3.68%, 04/05/07 (a)(b)(c)(d)                           12,027           12,027
RB (Worchester City Campus Corp - U
  of Mass) Series 2007 E&F
  3.67%, 04/05/07 (a)(b)(c)                              12,805           12,805
RB (Worchester City Campus Corp - U
  of Mass) Series 2007F
  3.67%, 04/05/07 (a)(b)(c)(d)                            4,000            4,000
Revenue Notes (Harvard Univ) Series
  EE
  3.64%, 06/12/07                                         9,000            9,000
Revenue Notes (Harvard University)
  Series EE
  3.60%, 04/04/07                                        16,000           16,000
MASSACHUSETTS HFA
Housing Bonds Series 2003S
  3.78%, 04/04/07 (a)(c)(d)                               4,000            4,000
S/F Housing RB Series 122
  3.70%, 04/05/07 (a)(c)                                 10,525           10,525
MASSACHUSETTS PORT AUTH
RB Series 2005 A&C
  3.70%, 04/05/07 (a)(b)(c)(d)                            6,890            6,890
MASSACHUSETTS SCHOOL BUILDING AUTH
Dedicated Sales Tax Bonds Series
  2005A
  3.69%, 04/05/07 (a)(b)(c)(d)                            6,800            6,800
Dedicated Sales Tax Bonds Series
  2007A
  3.70%, 04/05/07 (a)(b)(c)(d)                           64,450           64,450
MASSACHUSETTS TURNPIKE AUTH
Subordinate RB (Metropolitan
  Highway System) Series 1999A
  3.68%, 04/05/07 (a)(b)(c)(d)                            4,810            4,810

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
MASSACHUSETTS WATER POLLUTION
ABATEMENT TRUST
Pool Program Refunding Bonds Series
  2006
  3.67%, 04/05/07 (a)(c)                                  1,000            1,000
RB Subordinate Series 1999A
  3.68%, 04/04/07 (a)(c)(d)                              15,000           15,000
MASSACHUSETTS WATER RESOURCES AUTH
General RB Series 2007A
  3.69%, 04/05/07 (a)(b)(c)(d)                            4,000            4,000
General Revenue Refunding Bonds
  Series 2005B
  3.67%, 04/05/07 (a)(b)(c)                               4,430            4,430
WACHUSETT REGIONAL SD
BAN
  3.56%, 12/28/07                                         3,100            3,110
                                                                     -----------
                                                                         307,752
MICHIGAN  3.0%
--------------------------------------------------------------------------------
DETROIT
Sewage Disposal System RB Series
  1999A
  3.71%, 04/05/07 (a)(b)(c)(d)                           34,650           34,650
Sewage Disposal System Second Lien
  RB Series 2001B
  3.73%, 04/05/07 (a)(b)(c)(d)                            4,260            4,260
Water Supply Refunding RB Second
  Lien Series 2006C
  3.71%, 04/05/07 (a)(b)(c)                               6,895            6,895
Water Supply Sr Lien RB Series
  2006A
  3.70%, 04/04/07 (a)(b)(c)(d)                           67,200           67,200
DETROIT SD
School Building & Site Improvement
  Bonds (Unlimited Tax GO) Series
  2001A
  3.71%, 04/05/07 (a)(b)(c)(d)                           83,485           83,485
School Building & Site Improvement
  Bonds Series 2001A
  3.73%, 04/05/07 (a)(b)(c)(d)                            4,620            4,620
School Building & Site Improvement
  Refunding Bonds Series 2005A
  3.69%, 04/05/07 (a)(b)(c)(d)                            3,580            3,580
  3.69%, 04/05/07 (a)(b)(c)(d)                            8,500            8,500
  3.70%, 04/05/07 (a)(b)(c)(d)                           10,895           10,895
DETROIT SEWAGE DISPOSAL SYSTEM
Refunding Sr Lien RB Series 2006D
  3.69%, 04/05/07 (a)(b)(c)(d)                           11,500           11,500
  3.69%, 04/05/07 (a)(b)(c)(d)                           16,800           16,800
Sr Lien Refunding RB Series 2003A
  3.69%, 04/04/07 (a)(b)(c)(d)                           15,145           15,145
MICHIGAN BUILDING AUTH
CP Notes Series 5
  3.70%, 06/28/07 (b)                                    33,445           33,445
Refunding RB (Facilities Program)
  Series 2005I
  3.67%, 04/05/07 (a)(b)(c)                               4,670            4,670
Refunding RB (Facilities Program)
  Series 2006-1A
  3.71%, 04/05/07 (a)(b)(c)(d)                            3,200            3,200
Refunding RB Series 2006IA
  3.72%, 04/05/07 (a)(b)(c)                               6,435            6,435
MICHIGAN HIGHER EDUCATION
  FACILITIES AUTH
Limited Obligation Refunding
  RB (Hope College) Series
  2004
  3.68%, 04/05/07 (a)(b)                                  3,585            3,585
MICHIGAN HOSPITAL FINANCING AUTH
Hospital Refunding RB (Henry
  Ford Health System) Series
  2006A
  3.71%, 04/05/07 (a)(b)(c)(d)                            1,670            1,670
MICHIGAN JOB DEVELOPMENT AUTH
Limited Obligation RB
  (Frankenmuth Bavarian Inn
  Motor Lodge) Series 1985
  3.70%, 04/02/07 (a)(b)                                  7,100            7,100
MICHIGAN STRATEGIC FUND
Limited Obligation RB (American
  Cancer Society) Series 2000
  3.73%, 04/05/07 (a)(b)                                  3,715            3,715
Limited Obligation RB (EPI
  Printers) Series 1997
  3.82%, 04/05/07 (a)(b)                                    240              240
Limited Obligation RB (Mans) Series
  1998B
  3.82%, 04/05/07 (a)                                       455              455
Limited Obligation RB (United
  Machining) Series 1998
  3.82%, 04/05/07 (a)(b)                                  4,000            4,000
Limited Obligation Refunding RB
  (Detroit Edison Co) Series 1999C
  3.75%, 04/05/07 (a)(b)(c)(d)                            9,245            9,245
Limited Obligation Refunding RB
  (Detroit Edison Co) Series 2003A
  3.74%, 04/05/07 (a)(b)(c)(d)                            5,995            5,995
OAKLAND CNTY
Limited Obligation RB (Husky
  Envelope Products) Series
  1999
  3.82%, 04/05/07 (a)(b)                                  1,580            1,580
UNIVERSITY OF MICHIGAN HEALTH SYSTEM
RB Series 2005A
  3.79%, 04/02/07 (a)                                     6,000            6,000
WAYNE CNTY AIRPORT AUTH
Airport Jr Lien RB (Detroit
  Metropolitan Airport) Series 2001
  3.71%, 04/05/07 (a)(b)(c)                               1,000            1,000
Airport RB (Detroit Metropolitan
  Airport) Series 2005
  3.73%, 04/05/07 (a)(b)(c)(d)                           21,930           21,930
Airport Refunding RB (Detroit
  Metropolitan Airport) Series
  1996B
  3.71%, 04/04/07 (a)(b)(c)                              40,190           40,190
RB (Detroit Metropolitan Airport)
  Series 2005
  3.75%, 04/05/07 (a)(b)(c)(d)                            2,750            2,750

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
WAYNE COUNTY AIRPORT AUTH
Airport RB (Detroit
  Metropolitan Airport)
  Series 2005
  3.74%, 04/05/07 (a)(b)(c)(d)                            4,560            4,560
                                                                     -----------
                                                                         429,295
MINNESOTA  2.2%
--------------------------------------------------------------------------------
BLOOMINGTON PORT AUTH
Special Tax Refunding RB
  (Mall of America) Series
  1999B
  3.70%, 04/05/07 (a)(b)(c)                              17,000           17,000
BURNSVILLE
M/F Housing Refunding RB
  (Southwind Apts) Series 2004
  3.68%, 04/05/07 (a)(b)                                  8,350            8,350
EDEN PRAIRIE
M/F Housing RB (Eden Prairie
  Leased Housing Associates
  I) Series 2003A
  3.75%, 04/06/07 (a)(b)                                  6,000            6,000
HENNEPIN CNTY HOUSING AND
  REDEVELOPMENT AUTH
M/F Housing Refunding RB
  (Stone Arch Apts) Series
  2002
  3.75%, 04/05/07 (a)(b)(d)                               2,800            2,800
INVER GROVE HEIGHTS
Sr Housing Refunding RB
  (PHM/Inver Grove) Series
  2005
  3.68%, 04/05/07 (a)(b)                                  5,900            5,900
MENDOTA HEIGHTS
Refunding IDRB (Dakota
  Business Plaza) Series 2000
  3.85%, 04/05/07 (a)(b)                                  2,300            2,300
MINNEAPOLIS-SAINT PAUL METROPOLITAN
  AIRPORTS COMMISSION
Sr Airport Refunding RB
  Series 2007A
  3.70%, 04/05/07 (a)(b)(c)(d)                           70,000           70,000
MINNEAPOLIS-ST PAUL METROPOLITAN
AIRPORTS COMMISSION
RB Series 2000B
  3.73%, 04/05/07 (a)(b)(c)(d)                            5,225            5,225
Sub Airport Refunding RB Series
  2007B
  3.70%, 04/05/07 (a)(b)(c)(d)                           50,000           50,000
Sub Refunding RB Series 2005B
  3.73%, 04/05/07 (a)(b)(c)(d)                            5,950            5,950
MINNESOTA
GO Series 2004
  3.70%, 04/05/07 (a)(c)                                 21,360           21,360
Tax & Aid Anticipation Borrowing
  Program
  3.59%, 09/05/07                                        27,000           27,102
MINNESOTA AGRICULTURAL & ECONOMIC
  DEVELOPMENT BOARD
RB (Evangelical Lutheran Good
  Samaritan Society) Series
  1996
  3.70%, 04/05/07 (a)(b)                                  7,200            7,200
MINNESOTA HFA
Residential Housing Finance Bonds
  Series 2003B
  3.72%, 04/05/07 (a)(c)                                  6,000            6,000
Residential Housing Finance Bonds
  Series 2004G
  3.71%, 04/05/07 (a)(c)                                 17,005           17,005
MINNESOTA HIGHER EDUCATION
FACILITIES AUTH
RB (Hamline Univ of Minnesota)
  Series Six-E1
  3.67%, 04/05/07 (a)(b)                                  2,590            2,590
RB (Hamline Univ of Minnesota)
  Series Six-E2
  3.67%, 04/05/07 (a)(b)                                  4,000            4,000
ROCHESTER
Health Care Facilities RB
  (Mayo Foundation) Series
  1992C
  3.65%, 06/14/07                                        20,200           20,200
ST LOUIS PARK
M/F Housing RB (At The Park) Series
  2002A
  3.80%, 04/06/07 (a)(b)                                  3,300            3,300
M/F Housing Refunding RB (Knollwood
  Place Apts) Series 2005
  3.68%, 04/05/07 (a)(b)                                  5,650            5,650
ST PAUL HOUSING & REDEVELOPMENT AUTH
District Heating RB Series
  1999D
  3.70%, 04/06/07 (a)(b)                                  2,920            2,920
WESTERN MINNESOTA MUNICIPAL POWER
  AGENCY
Power Supply RB Series 2006A
  3.69%, 04/05/07 (a)(b)(c)(d)                           23,940           23,940
                                                                     -----------
                                                                         314,792
MISSISSIPPI  1.0%
--------------------------------------------------------------------------------
MISSISSIPPI
GO Capital Improvements Bonds
  Series 2003E
  3.66%, 04/04/07 (a)(c)                                 14,385           14,385
GO Refunding Bonds Series 2001
  3.72%, 04/05/07 (a)(c)(d)                              14,880           14,880
MISSISSIPPI BUSINESS FINANCE CORP
Gulf Opportunity Zone IDRB
  (Northrup Grumann Ship Systems)
  Series 2006
  3.71%, 04/05/07 (a)(b)(c)                               9,815            9,815
IDRB (Electric Mills Wood
  Preserving) Series 1999
  3.76%, 04/05/07 (a)(b)                                  5,000            5,000
IDRB (VC Regional Assembly and
  Manufacturing) Series 2003
  3.72%, 04/04/07 (a)(b)                                  9,210            9,210
MISSISSIPPI DEVELOPMENT BANK
Special Obligation Bonds (Capital
  Projects & Equipment Acquisition)
  Series 2001A
  3.70%, 04/04/07 (a)(b)(c)(d)                           16,380           16,380

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
Special Obligation Bonds (Jackson
  GO Capital City Convention
  Center) Series 2006
  3.70%, 04/05/07 (a)(b)(c)                              31,330           31,330
Special Obligation Bonds (Madison
  Cnty Highway Construction) Series
  2006
  3.72%, 04/05/07 (a)(b)(c)(d)                           18,410           18,410
Special Obligation Bonds (Municipal
  Energy Agency of Mississippi
  Power Supply) Series 2006A
  3.69%, 04/05/07 (a)(b)(c)(d)                           16,785           16,785
MISSISSIPPI HOME CORP
S/F Mortgage RB Series 2002A
  3.73%, 04/05/07 (a)(b)(c)(d)                            3,605            3,605
S/F Mortgage RB Series 2002C2
  3.73%, 04/05/07 (a)(b)(c)(d)                            4,560            4,560
                                                                     -----------
                                                                         144,360
MISSOURI  1.3%
--------------------------------------------------------------------------------
JACKSON CNTY
Special Obligation Bonds (Harry S.
  Truman Sports Complex) Series
  2006
  3.71%, 04/05/07 (a)(b)(c)(d)                           12,775           12,775
  3.72%, 04/05/07 (a)(b)(c)(d)                           12,525           12,525
MISSOURI BOARD OF PUBLIC BUILDINGS
Special Obligation Bonds
  Series 2006A
  3.70%, 04/05/07 (a)(c)                                  7,295            7,295
MISSOURI ENVIRONMENTAL IMPROVEMENT
  & ENERGY RESOURCES AUTH
Water Facilities Refunding RB
  (Missouri-American Water
  Co) Series 2006
  3.69%, 04/05/07 (a)(b)(c)(d)                           15,330           15,330
MISSOURI HIGHER EDUCATION LOAN AUTH
Student Loan RB Sr Series
  2005A
  3.71%, 04/05/07 (a)(b)(c)                               9,000            9,000
MISSOURI HIGHWAY & TRANSPORTATION
COMMISSION
First Lien State Road Bonds Series
  2006 A&B
  3.72%, 04/05/07 (a)(c)(d)                               6,565            6,565
First Lien State Road Bonds Series
  2006B
  3.72%, 04/05/07 (a)(c)(d)                              20,060           20,060
MISSOURI HOUSING DEVELOPMENT
  COMMISSION
S/F Mortgage RB Series 2004A1
  3.75%, 04/05/07 (a)(c)                                  3,855            3,855
MISSOURI PUBLIC UTILITIES COMMISSION
Interim Construction Notes
  Series 2006
  3.62%, 09/17/07                                         6,520            6,545
SPRINGFIELD
Public Utility RB Series 2006
  3.69%, 04/05/07 (a)(b)(c)                              30,585           30,585
  3.70%, 04/05/07 (a)(b)(c)                               6,800            6,800
  3.71%, 04/05/07 (a)(b)(c)                               9,995            9,995
ST CHARLES CNTY IDA
M/F Housing Refunding RB (Time
  Centre Apts Phase I) Series 2004A
  3.70%, 04/05/07 (a)(b)                                 15,600           15,600
M/F Housing Refunding RB (Time
  Centre Apts Phase II) Series
  2004B
  3.74%, 04/05/07 (a)(b)                                  4,500            4,500
ST LOUIS IDA
IDRB (Kessler Container) Series
  1997A
  3.71%, 04/05/07 (a)(b)                                  1,600            1,600
M/F Housing Refunding RB
  (Merchandise Mart Apts) Series
  2005A
  3.74%, 04/05/07 (a)(b)                                 10,475           10,475
WASHINGTON IDA
IDRB (Pauwels Transformers)
  Series 1995
  3.81%, 04/05/07 (a)(b)                                  2,400            2,400
                                                                     -----------
                                                                         175,905
MONTANA  0.3%
--------------------------------------------------------------------------------
MONTANA STATE HEALTH FACILITY AUTH
Hospital RB (Deaconess-Billings
  Clinic Health System) Series 1994
  3.70%, 04/04/07 (a)(b)(c)                              24,375           24,375
  3.70%, 04/04/07 (a)(b)(c)(d)                           10,705           10,705
                                                                     -----------
                                                                          35,080
NEBRASKA  0.8%
--------------------------------------------------------------------------------
AMERICAN PUBLIC ENERGY AGENCY
Gas Supply RB Series 2005A
  3.65%, 04/05/07 (a)(c)                                  5,517            5,517
NEBRASKA INVESTMENT FINANCE AUTH
S/F Housing RB Series 1998G
  3.80%, 04/05/07 (a)(c)(d)                              10,735           10,735
NEBRASKA PUBLIC POWER DISTRICT
General RB Series 2005 B1&C
  3.72%, 04/05/07 (a)(b)(c)                              15,655           15,655
General RB Series 2006A
  3.60%, 06/01/07 (a)(b)(c)(d)                           12,515           12,515
OMAHA PUBLIC POWER DISTRICT
Electric System Subordinated RB
  Series 2006B
  3.69%, 04/05/07 (a)(b)(c)                               5,078            5,078
Seperate Electric System RB Series
  2006A
  3.69%, 04/05/07 (a)(b)(c)(d)                           34,390           34,390
PUBLIC POWER GENERAL AGENCY
RB (Whelan Energy Center Unit
  2) Series 2007A
  3.69%, 04/05/07 (a)(b)(c)                              10,000           10,000
STANTON CNTY
IDRB (Nucor Corp) Series 1996
  3.75%, 04/04/07 (a)                                    19,300           19,300
                                                                     -----------
                                                                         113,190
NEVADA  3.0%
--------------------------------------------------------------------------------
CLARK CNTY
Airport System Sub Lien RB Series
  2005D2
  3.70%, 04/04/07 (a)(b)(c)                               4,780            4,780

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
Airport System Sub Lien RB Series
  2005D3
  3.67%, 04/04/07 (a)(b)(c)                               7,280            7,280
Economic Development RB (UNLV
  Foundation) Series 1999
  3.65%, 04/05/07 (a)(b)                                    270              270
GO (Limited Tax) Bank Bonds Series
  2006
  3.60%, 04/05/07 (a)(b)(c)(d)                           26,475           26,475
  3.72%, 04/05/07 (a)(b)(c)                               8,970            8,970
GO (Limited Tax) Bank Refunding
  Bonds Series 2006
  3.69%, 04/05/07 (a)(b)(c)                               5,235            5,235
GO Bank Refunding Bonds Series 2006
  3.70%, 04/05/07 (a)(b)(c)                               9,955            9,955
IDRB (Southwest Gas Corp) Series
  2003A
  3.75%, 04/04/07 (a)(b)                                 12,500           12,500
IDRB (Southwest Gas Corp) Series
  2004A
  3.72%, 04/05/07 (a)(b)(c)(d)                            3,168            3,167
CLARK CNTY SD
GO (Limited Tax) Building Bonds
  Series 2001F
  3.68%, 04/05/07 (a)(b)(c)(d)                           21,715           21,715
GO (Limited Tax) Building Bonds
  Series 2005C
  3.72%, 04/05/07 (a)(b)(c)(d)                           15,970           15,970
GO (Limited Tax) Refunding Bonds
  Series 2007A
  3.69%, 04/04/07 (a)(b)(c)(d)                           15,435           15,435
  3.72%, 04/05/07 (a)(b)(c)(d)                            5,420            5,420
GO Refunding Bonds Series 2007A
  3.69%, 04/05/07 (a)(b)(c)                              41,375           41,375
LAS VEGAS
GO Various Purpose Bonds
  Series 2006B
  3.71%, 04/05/07 (a)(b)(c)                               8,305            8,305
LAS VEGAS CONVENTION AND VISITORS
  AUTH
Refunding RB Series 2005
  3.70%, 04/05/07 (a)(b)(c)(d)                            4,145            4,145
LAS VEGAS VALLEY WATER DISTRICT
GO (Limited Tax) Refunding Bonds
  Series 2005A
  3.70%, 04/05/07 (a)(b)(c)                              10,090           10,090
GO (Limited Tax) Water CP Series
  2004 A&B
  3.60%, 04/05/07 (c)                                    37,000           37,000
  3.64%, 06/14/07 (c)                                    26,500           26,500
GO (Limited Tax) Water Improvement
  Bonds Series 2006A
  3.71%, 04/05/07 (a)(b)(c)                              28,145           28,145
NEVADA
GO Water Refunding Bonds
  Series 2006D
  3.72%, 04/05/07 (a)(b)(c)(d)                            8,860            8,860
NEVADA HOUSING DIVISION
M/F Housing RB (Apache Pines Apts)
  Series 1999A
  3.72%, 04/05/07 (a)(b)                                  7,415            7,415
M/F Housing RB (Banbridge Apts)
  Series 2000A
  3.72%, 04/05/07 (a)(b)                                  3,960            3,960
M/F Housing RB (Home Suites) Series
  1989A
  3.72%, 04/04/07 (a)(b)                                  4,400            4,400
M/F Housing RB (Silver Pines Apts)
  Series 2002A
  3.72%, 04/05/07 (a)(b)                                  5,500            5,500
M/F Housing Refunding RB (Oakmont)
  Series 2002
  3.72%, 04/05/07 (a)(b)                                  4,350            4,350
NEVADA SYSTEM OF HIGHER EDUCATION
University RB Series 2005B
  3.70%, 04/05/07 (a)(b)(c)(d)                            5,275            5,275
  3.72%, 04/05/07 (a)(b)(c)(d)                           10,670           10,670
NORTH LAS VEGAS
GO Building Bonds Series 2006
  3.69%, 04/05/07 (a)(b)(c)(d)                           30,720           30,720
TRUCKEE MEADOWS WATER AUTH
Water Refunding RB Series 2006
  3.71%, 04/05/07 (a)(b)(c)                               9,300            9,300
Water Revenue CP Series 2006B
  3.64%, 06/06/07 (b)                                    10,000           10,000
  3.63%, 06/15/07 (b)                                     5,300            5,300
WASHOE CNTY
GO Refunding Bonds
  (Convention Center) Series
  2001A
  3.70%, 04/05/07 (a)(b)(c)(d)                           26,000           26,000
                                                                     -----------
                                                                         424,482
NEW HAMPSHIRE  0.4%
--------------------------------------------------------------------------------
NEW HAMPSHIRE BUSINESS FINANCE AUTH
Solid Waste Disposal RB
  (Lonza Biologics) Series
  2003
  3.73%, 04/05/07 (a)(b)                                 30,000           30,000
NEW HAMPSHIRE HEALTH & EDUCATIONAL
FACILITIES AUTH
RB (Easter Seals New Hampshire)
  Series 2004A
  3.70%, 04/05/07 (a)(b)                                  6,060            6,060
RB (Frisbie Memorial Hospital)
  Series 2005
  3.68%, 04/05/07 (a)(b)                                  4,355            4,355
RB (Riverwoods) Series 2003
  3.67%, 04/05/07 (a)(b)                                  3,085            3,085
NEW HAMPSHIRE HFA
S/F Mortgage Acquisition RB Series
  1997C
  3.80%, 04/05/07 (a)(b)(c)(d)                            1,020            1,020
S/F Mortgage Acquisition RB Series
  1998B
  3.80%, 04/05/07 (a)(b)(c)(d)                            9,730            9,730
                                                                     -----------
                                                                          54,250

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
NEW JERSEY  0.5%
--------------------------------------------------------------------------------
DELAWARE RIVER PORT AUTH
RB Series 1999
  3.68%, 04/05/07 (a)(b)(c)(d)                            1,100            1,100
NEW JERSEY ECONOMIC DEVELOPMENT
AUTH
School Facilities Construction
  Bonds Series 2006R2
  3.70%, 04/02/07 (a)(b)                                  9,200            9,200
School Facilities Construction
  Bonds Series 2006R3
  3.75%, 04/02/07 (a)(b)                                  1,100            1,100
NEW JERSEY TOBACCO SETTLEMENT
  FINANCING CORP.
Tobacco Settlement
  Asset-Backed Bonds Series
  2002
  3.67%, 04/05/07 (a)(c)(d)                              15,740           15,740
NEW JERSEY TRANSIT CORP.
Subordinated COP Series 2005A
  3.68%, 04/05/07 (a)(b)(c)                               7,145            7,145
NEW JERSEY TRANSPORTATION TRUST
  FUND AUTH
Transportation System Bonds
  Series 2006A
  3.68%, 04/05/07 (a)(b)(c)(d)                           10,000           10,000
NEW JERSEY TURNPIKE AUTH
RB Series 2000A
  3.70%, 04/05/07 (a)(b)(c)(d)                            1,000            1,000
RB Series 2004C2
  3.68%, 04/05/07 (a)(b)(c)(d)                           19,325           19,325
                                                                     -----------
                                                                          64,610
NEW MEXICO  0.9%
--------------------------------------------------------------------------------
FARMINGTON
Hospital RB (San Juan
  Regional Medical Center)
  Series 2004B
  3.68%, 04/05/07 (a)(b)                                  5,000            5,000
NEW MEXICO
2006-2007 TRAN Series 2006
  3.76%, 06/29/07                                       111,250          111,446
SANTA FE
Tax Sub Lien Wastewater
  System RB Series 1997B
  3.70%, 04/04/07 (a)(b)                                 16,400           16,400
                                                                     -----------
                                                                         132,846
NEW YORK  6.8%
--------------------------------------------------------------------------------
LONG ISLAND POWER AUTH
Electric System General RB Series
  2006D
  3.69%, 04/05/07 (a)(b)(c)(d)                           10,370           10,370
Electric System General RB Series
  2006E
  3.69%, 04/05/07 (a)(b)(c)(d)                           10,000           10,000
Electric System RB Series 1998A
  3.71%, 04/05/07 (a)(b)(c)(d)                           10,970           10,970
Electric System Sub RB Series
  2001-1B
  3.74%, 04/02/07 (a)(b)                                  3,100            3,100
  3.75%, 04/02/07 (a)(b)                                  2,900            2,900
METROPOLITAN TRANSPORTATION AUTH
Dedicated Tax Fund Bonds Series
  2006B
  3.70%, 04/05/07 (a)(b)(c)                              26,230           26,230
RB Series 2005B
  3.71%, 04/05/07 (a)(b)(c)(d)                            7,885            7,885
Transportation Revenue BAN Series
  CP1
  3.65%, 07/10/07 (b)                                    48,000           48,000
NEW YORK CITY
GO Bonds Fiscal 1998 Series D
  3.68%, 04/04/07 (a)(b)(c)(d)                           43,825           43,825
GO Bonds Fiscal 2002 Series A
  3.71%, 04/05/07 (a)(b)(c)(d)                           15,000           15,000
GO Bonds Fiscal 2004 Series F
  3.72%, 04/05/07 (a)(b)(c)(d)                          170,000          170,000
GO Bonds Fiscal 2004 Series H1
  3.67%, 04/02/07 (a)(b)                                  5,700            5,700
GO Bonds Fiscal 2006 Series G
  3.69%, 04/05/07 (a)(b)(c)(d)                           14,995           14,995
GO Bonds Fiscal 2006 Series I3
  3.76%, 04/02/07 (a)(b)                                  5,000            5,000
GO Bonds Fiscal 2006 Series I5
  3.75%, 04/02/07 (a)(b)                                  5,500            5,500
GO Bonds Fiscal 2006 Series I6
  3.75%, 04/02/07 (a)(b)                                  3,800            3,800
GO Bonds Fiscal 2006 Series J1
  3.70%, 04/05/07 (a)(b)(c)                               8,005            8,005
NEW YORK CITY HEALTH AND HOSPITALS
  CORP
Health System Bonds Series
  1999A
  3.69%, 04/05/07 (a)(b)(c)(d)                            8,000            8,000
NEW YORK CITY IDA
Pilot RB (Yankee Stadium)
  Series 2006
  3.70%, 04/05/07 (a)(b)(c)(d)                           17,500           17,500
NEW YORK CITY MUNICIPAL WATER
FINANCE AUTH
CP Series 6
  3.68%, 06/13/07 (c)                                    50,000           50,000
CP Series 7
  3.67%, 06/06/07                                        75,000           75,000
RB Fiscal 2001 Series F1
  3.76%, 04/02/07 (a)(c)                                  6,600            6,600
RB Series 1995A
  3.67%, 04/02/07 (a)(b)(c)                               3,800            3,800
RB Series 2002 & 2003A
  3.68%, 04/05/07 (a)(c)(d)                               6,500            6,500
RB Series 2002G
  3.68%, 04/05/07 (a)(b)(c)(d)                           18,545           18,545
RB Series 2003F2
  3.80%, 04/02/07 (a)(c)                                  3,000            3,000
RB Series 2005D
  3.70%, 04/05/07 (a)(b)(c)(d)                            1,290            1,290
RB Series 2006A
  3.69%, 04/05/07 (a)(b)(c)(d)                            4,825            4,825
Refunding RB Series 2005D
  3.69%, 04/05/07 (a)(c)(d)                              18,800           18,800

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
NEW YORK CITY TRANSITIONAL FINANCE
  AUTHORITY
Building Aid RB Fiscal 2007
  Series S1
  3.68%, 04/05/07 (a)(b)(c)(d)                           44,005           44,005
NEW YORK LIBERTY DEVELOPMENT
  CORPORATION
RB (Goldman Sachs
  Headquarters) Series 2005
  3.70%, 04/05/07 (a)(c)(d)                               9,300            9,300
NEW YORK STATE DORMITORY AUTH
Court Facilities Lease RB (New York
  City) Series 2005A
  3.60%, 05/01/07 (a)(b)(c)(d)                           17,710           17,710
Hospital Insured Mortgage RB Series
  2004A
  3.69%, 04/05/07 (a)(b)(c)                              32,925           32,925
Personal Income Tax RB Series 2006C
  3.68%, 04/05/07 (a)(c)(d)                               4,322            4,322
RB (State University Educational
  Facilities) Series 2000B
  3.67%, 04/05/07 (a)(b)(c)(d)                           10,000           10,000
NEW YORK STATE ENVIRONMENTAL
  FACILITIES CORP.
Clean Water & Drinking Water
  Revolving Funds RB Series
  2001C & 2002B
  3.69%, 04/05/07 (a)(c)                                 36,615           36,615
NEW YORK STATE HFA
RB (345 E 94th St) Series
  1998A
  3.67%, 04/04/07 (a)(b)                                    165              165
NEW YORK STATE MORTGAGE AGENCY
Homeowner Mortgage RB Series 109
  3.70%, 04/05/07 (a)(c)(d)                              25,160           25,160
S/F Mortgage RB Series 92
  3.69%, 04/05/07 (a)(c)(d)                               2,435            2,435
NEW YORK STATE THRUWAY AUTH
Bonds Series 2006A
  3.69%, 04/05/07 (a)(b)(c)(d)                           26,615           26,615
General RB Series 2005F
  3.73%, 04/05/07 (a)(b)(c)(d)                           25,605           25,605
General RB Series F
  3.69%, 04/05/07 (a)(b)(c)(d)                           21,935           21,935
NEW YORK STATE URBAN DEVELOPMENT
  CORP
State Personal Income Tax RB
  Series 2005B
  3.70%, 04/05/07 (a)(c)(d)                               8,000            8,000
PORT AUTH OF NEW YORK & NEW JERSEY
Consolidated Bonds 135th Series
  3.70%, 04/05/07 (a)(c)(d)                                 100              100
Consolidated Bonds 139th Series
  3.70%, 04/05/07 (a)(b)(c)(d)                            9,930            9,930
Consolidated Bonds 140th Series
  3.69%, 04/05/07 (a)(c)                                  9,570            9,570
Consolidated Bonds 141st Series
  3.70%, 04/05/07 (a)(b)(c)(d)                            6,535            6,535
Consolidated Bonds 144th Series
  3.70%, 04/05/07 (a)(c)                                  5,000            5,000
Consolidated Bonds 146th Series
  3.70%, 04/05/07 (a)(b)(c)(d)                            5,160            5,160
SALES TAX ASSET RECEIVABLE CORP
RB Fiscal 2005 Series A
  3.69%, 04/05/07 (a)(b)(c)(d)                            6,530            6,530
SMITHTOWN CENTRAL SD
2006-2007 TAN
  3.50%, 06/28/07                                        33,000           33,039
TRIBOROUGH BRIDGE & TUNNEL AUTH
General Refunding RB Series
  2002B
  3.70%, 04/05/07 (a)(c)(d)                               9,995            9,995
                                                                     -----------
                                                                         955,791
NORTH CAROLINA  1.4%
--------------------------------------------------------------------------------
DURHAM HOUSING AUTH
M/F Housing RB (Pendleton
  Townhomes) Series 2001
  3.71%, 04/04/07 (a)(b)                                  5,320            5,320
FORSYTH CNTY
RB (Plymouth Printing Co)
  Series 1998
  3.76%, 04/04/07 (a)(b)                                    590              590
GUILFORD CNTY INDUSTRIAL
  FACILITIES & POLLUTION CONTROL
  FINANCING AUTH
IDRB (Metalcraft of Mayville
  SE Manufacturing) Series
  1997
  3.71%, 04/05/07 (a)(b)                                    900              900
HERTFORD CNTY INDUSTRIAL FACILITIES
  & POLLUTION CONTROL FINANCING AUTH
IDRB (Nucor Corp) Series 2000A
  3.78%, 04/04/07 (a)                                    26,500           26,500
JOHNSTON CNTY INDUSTRIAL FACILITIES
  & POLLUTION CONTROL FINANCING AUTH
IDRB (Flanders Corp) Series
  1998
  3.71%, 04/04/07 (a)(b)                                  4,500            4,500
MECKLENBURG CNTY
M/F Housing RB (Sycamore
  Green Apts) Series 2001
  3.71%, 04/05/07 (a)(b)                                  8,240            8,240
NORTH CAROLINA CAPITAL FACILITIES
  FINANCE AGENCY
Solid Waste Disposal RB (Duke
  Energy Carolinas) Series
  2006A
  3.69%, 04/05/07 (a)(b)                                 16,000           16,000
NORTH CAROLINA MEDICAL CARE
COMMISSION
Health Care Facilities RB (Duke
  University Health System) Series
  2006 A&B
  3.71%, 04/05/07 (a)(c)(d)                              20,000           20,000
Health Care Facilities RB (Novant
  Health) Series 2006
  3.71%, 04/05/07 (a)(c)(d)                               9,000            9,000
Health System RB (Mission Health)
  Series 2007
  3.71%, 04/05/07 (a)(c)(d)                               9,000            9,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
NORTH CAROLINA STATE EDUCATION
ASSISTANCE AUTH
Student Loan RB Series 2005A1
  3.70%, 04/05/07 (a)(b)(c)                              20,000           20,000
Student Loan RB Series 2005A3
  3.69%, 04/05/07 (a)(b)(c)                               8,995            8,995
RALEIGH
Combined Enterprise System RB
  Series 2006A
  3.71%, 04/05/07 (a)(c)                                  6,400            6,400
ROWAN CNTY INDUSTRIAL FACILITIES &
  POLLUTION CONTROL FINANCING AUTH
IDRB (Taylor Clay Products)
  Series 1999
  3.71%, 04/05/07 (a)(b)                                  2,600            2,600
SAMPSON CNTY INDUSTRIAL FACILITIES
& POLLUTION CONTROL FINANCE AUTH
COP Series 2006
  3.70%, 04/05/07 (a)(b)(c)                              12,520           12,520
IDRB (Crumpler Plastic Pipe) Series
  1999
  3.76%, 04/05/07 (a)(b)                                  1,500            1,500
UNIVERSITY OF NORTH CAROLINA-CHAPEL
  HILL
General Revenue and Refunding
  RB Series 2005A
  3.69%, 04/05/07 (a)(c)                                  4,993            4,993
WAKE CNTY
GO CP BAN
  3.70%, 04/16/07 (c)                                    11,750           11,750
  3.65%, 05/30/07 (c)                                     8,000            8,000
WAKE CNTY HOUSING AUTH
M/F Housing RB (Walnut Ridge
  Apts) Series 2000
  3.71%, 04/04/07 (a)(b)                                  9,740            9,740
WILMINGTON HOUSING AUTH
M/F Housing RB (Garden Lakes
  Estates) Series 1999
  3.71%, 04/04/07 (a)(b)                                  6,755            6,755
                                                                     -----------
                                                                         193,303
NORTH DAKOTA  0.4%
--------------------------------------------------------------------------------
NORTH DAKOTA HFA
Home Mortgage Finance Program
  Series 2004B
  3.72%, 04/04/07 (a)(c)                                 22,545           22,545
Home Mortgage Finance Program
  Series 2005A
  3.72%, 04/04/07 (a)(c)                                 22,100           22,100
Home Mortgage Finance Program
  Series 2005C
  3.72%, 04/04/07 (a)(c)                                 12,000           12,000
RICHLAND CNTY
Solid Waste Disposal RB (Minn-Dak
  Farmers Coop) Series 1996A
  3.85%, 04/05/07 (a)(b)                                  4,470            4,470
Solid Waste Disposal RB (Minn-Dak
  Farmers Coop) Series 1996B
  3.85%, 04/05/07 (a)(b)                                    410              410
                                                                     -----------
                                                                          61,525
OHIO  1.8%
--------------------------------------------------------------------------------
AKRON, BATH & COPLEY JOINT TOWNSHIP
  HOSPITAL DISTRICT
RB (Summa Health System)
  Series 2004B
  3.68%, 04/05/07 (a)(b)                                  7,415            7,415
CINCINNATI SD
Classroom Facilities Construction &
Improvement Refunding Bonds Series
2006
  3.70%, 04/05/07 (a)(b)(c)                              53,505           53,505
CLEVELAND
Airport System RB Series 2000C
  3.63%, 04/05/07 (a)(b)(c)(d)                           32,010           32,010
  3.71%, 04/05/07 (a)(b)(c)(d)                           19,075           19,075
Airport System RB Series 2006A
  3.69%, 04/05/07 (a)(b)(c)(d)                           12,000           12,000
COLUMBUS SD
School Facilities
  Construction & Improvement
  Refunding Bonds Series 2006
  3.70%, 04/05/07 (a)(b)(c)                               6,665            6,665
CUYAHOGA CNTY
Economic Development RB
  (Hathaway Brown School)
  Series 1999
  3.68%, 04/05/07 (a)(b)                                 12,115           12,115
DAYTON-MONTGOMERY COUNTY PORT AUTH
Special Airport Facilities RB
  (DHL 2007 Project) Series
  2007 A, B, C
  3.75%, 04/05/07 (a)(b)(c)(d)                           25,000           25,000
FRANKLIN CNTY
Hospital RB (Children's
  Hospital) Series 2003
  3.66%, 04/05/07 (a)(b)(c)                               5,000            5,000
HAMILTON CNTY
Sales Tax Refunding Bonds
  Subordinate Series 2006A
  3.71%, 04/05/07 (a)(b)(c)(d)                           32,530           32,530
OHIO
RB (Pooled Financing) Series
  2004
  3.67%, 04/05/07 (a)(b)                                  7,915            7,915
OHIO HFA
M/F Refunding RB (10 Wilmington
  Place) Series 1991B
  3.70%, 04/06/07 (a)(b)(c)                               8,945            8,945
Residential Mortgage RB Series
  2001C
  3.77%, 04/05/07 (a)(c)(d)                               3,750            3,750
OHIO HIGHER EDUCATIONAL FACILITY
COMMISSION
Facility RB (Univ of Dayton) Series
  2006
  3.70%, 04/05/07 (a)(b)(c)(d)                            8,060            8,060
RB (Cleveland Institute of Music)
  Series 2005
  3.68%, 04/05/07 (a)(b)                                  5,000            5,000
RB (Pooled Financing) Series 2003B
  3.67%, 04/05/07 (a)(b)                                  4,575            4,575

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
RICKENBACKER PORT AUTH
Capital Funding RB (OASBO
  Expanded Asset Pooled
  Financing) Series 2002A
  3.71%, 04/05/07 (a)(b)(c)                               5,700            5,700
                                                                     -----------
                                                                         249,260
OKLAHOMA  0.6%
--------------------------------------------------------------------------------
MULDROW PUBLIC WORKS AUTH
IDRB (OK Foods) Series 1995
  3.75%, 04/04/07 (a)(b)                                  3,500            3,500
OKLAHOMA CNTY INDUSTRIAL AUTH
RB (National Cowboy Hall of
  Fame) Series 1999
  3.66%, 04/05/07 (a)(b)                                    815              815
OKLAHOMA DEVELOPMENT FINANCE AUTH
RB (Shawnee Funding) Series
  1996
  3.71%, 04/04/07 (a)(b)                                  3,100            3,100
OKLAHOMA STUDENT LOAN AUTH
Bonds and Notes Series 1998A
  3.70%, 04/04/07 (a)(b)(c)                              33,100           33,100
Bonds and Notes Series 2000A4
  3.70%, 04/04/07 (a)(b)(c)                              20,945           20,945
Bonds and Notes Series 2005A
  3.70%, 04/04/07 (a)(b)(c)                              15,045           15,045
PAYNE CNTY ECONOMIC DEVELOPMENT AUTH
Student Housing RB (OSUF
  Phase III Student Housing)
  Series 2005
  3.67%, 04/05/07 (a)(b)(c)                               8,500            8,500
                                                                     -----------
                                                                          85,005
OREGON  0.3%
--------------------------------------------------------------------------------
OREGON DEPARTMENT OF TRANSPORTATION
Highway User Tax Revenue Sr Lien
Bonds Series 2006A
  3.71%, 04/05/07 (a)(c)                                  3,420            3,420
OREGON ECONOMIC DEVELOPMENT
  COMMISSION
RB (Pendleton Flour Mills)
  Series 1997-182
  3.72%, 04/04/07 (a)(b)                                  2,905            2,905
OREGON HEALTH & SCIENCE UNIVERSITY
Special RB (OHSU Medical
  Group) Series 2004A
  3.67%, 04/04/07 (a)(b)                                  8,700            8,700
OREGON HOUSING & COMMUNITY SERVICES
DEPT
S/F Mortgage RB Series 2004L
  3.70%, 04/04/07 (a)(c)                                  5,000            5,000
S/F Mortgage RB Series 2005F
  3.70%, 04/04/07 (a)(c)                                 13,685           13,685
PORTLAND
M/F Housing RB (Village of Lovejoy
  Fountain) Series 1997
  3.73%, 04/04/07 (a)(b)                                  8,500            8,500
Second Lien Sewer System RB Series
  2006B
  3.71%, 04/05/07 (a)(b)(c)                               3,535            3,535
                                                                     -----------
                                                                          45,745
PENNSYLVANIA  4.1%
--------------------------------------------------------------------------------
ABINGTON SD
GO Bonds Series 2007
  3.70%, 04/05/07 (a)(b)(c)                               7,435            7,435
ALLEGHENY CNTY HOSPITAL DEVELOPMENT
AUTH
RB (UPMC Senior Communities) Series
  2003
  3.65%, 04/05/07 (a)(b)                                  6,500            6,500
RB (UPMC) Series 2005B
  3.78%, 04/05/07 (a)(e)                                 12,767           12,767
BERMUDIAN SPRINGS SD
GO Bonds Series 2005
  3.65%, 04/05/07 (a)(b)(c)                                 300              300
CENTRAL BUCKS SD
GO Bonds Series 2000A
  3.70%, 04/05/07 (a)(b)(c)                               1,580            1,580
DAUPHIN CNTY GENERAL AUTH
RB (Education and Health
  Loan) Series 1997
  3.70%, 04/05/07 (a)(b)(c)                               6,035            6,035
DELAWARE CNTY IDA
Hospital RB (Crozer-Chester Medical
  Center) Series 2002
  3.65%, 04/05/07 (a)(b)                                  3,200            3,200
RB (YMCA of Philadelphia) Series
  1999
  3.76%, 04/04/07 (a)(b)                                     90               90
DELAWARE VALLEY REGIONAL FINANCE
AUTH
Local Government RB Series 1998A
  3.71%, 04/05/07 (a)(b)(c)(d)                              500              500
  3.73%, 04/05/07 (a)(b)(c)(d)                           13,210           13,210
ERIE SD
GO Bonds Series 2001A
  3.70%, 04/05/07 (a)(b)(c)(d)                           25,695           25,695
HARRISBURG AUTH
Water Refunding RB Series 2002B
  3.70%, 04/05/07 (a)(b)(c)                               1,000            1,000
Water Refunding RB Series 2003A
  3.70%, 04/05/07 (a)(b)(c)                              10,100           10,100
LUZERNE CNTY IDA
RB (Methodist Homes) Series 2003
  3.70%, 04/04/07 (a)(b)                                  2,485            2,485
Water Facility Refunding RB
  (Pennsylvania-American Water Co)
  Series A
  3.72%, 04/05/07 (a)(b)(c)(d)                            3,000            3,000
MERCER CNTY
GO Bonds Series 2001
  3.70%, 04/05/07 (a)(b)(c)(d)                            7,725            7,725
MONTGOMERY CNTY IDA
Pollution Control Refunding RB
  (Peco Energy Co) Series 1994A
  3.68%, 06/14/07 (b)                                    21,000           21,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
Pollution Control Refunding RB
  (Peco Energy Co) Series 1999A
  3.65%, 04/04/07 (a)(b)                                 18,365           18,365
School RB (Friends' Central School)
  Series 2002
  3.67%, 04/05/07 (a)(b)                                  4,050            4,050
NORTHHAMPTON CNTY
Cnty Agreement RB Series 2001
  3.70%, 04/05/07 (a)(b)(c)(d)                            9,995            9,995
NORWIN SD
GO Bonds Series 2001A
  3.70%, 04/05/07 (a)(b)(c)(d)                            7,000            7,000
PENNSYLVANIA
GO Bonds First Series of 2003
  3.70%, 04/05/07 (a)(b)(c)(d)                            3,645            3,645
GO Bonds Second Series 2002
  3.70%, 04/05/07 (a)(b)(c)(d)                            4,995            4,995
GO Third Refunding Series 2004
  3.69%, 04/05/07 (a)(b)(c)                              24,490           24,490
PENNSYLVANIA CONVENTION CENTER AUTH
RB Series 1989A
  3.70%, 04/05/07 (a)(b)(c)(d)                            4,500            4,500
PENNSYLVANIA ECONOMIC DEVELOPMENT
  FINANCE AUTH
Exempt Facilities RB (Amtrak)
  Series 2001B
  3.73%, 04/05/07 (a)(b)                                  2,000            2,000
PENNSYLVANIA ENERGY DEVELOPMENT AUTH
RB (B&W Ebensburg) Series 1986
  3.70%, 04/04/07 (a)(b)                                  4,035            4,035
PENNSYLVANIA HFA
S/F Mortgage RB Drawdown Series
  2003
  3.72%, 04/05/07 (a)(b)(c)(d)                            3,200            3,200
S/F Mortgage RB Drawdown Series
  2003A
  3.72%, 04/05/07 (a)(b)(c)(d)                            2,280            2,280
S/F Mortgage RB Series 1999A
  3.73%, 04/05/07 (a)                                    13,420           13,420
PENNSYLVANIA HIGHER EDUCATION
ASSISTANCE AGENCY
Student Loan RB Series 1997A
  3.75%, 04/04/07 (a)(b)(c)                              28,900           28,900
Student Loan RB Series 2000A
  3.75%, 04/04/07 (a)(b)(c)                              28,075           28,075
Student Loan RB Series 2001A
  3.75%, 04/04/07 (a)(b)(c)                              21,450           21,450
Student Loan RB Series 2003A1
  3.75%, 04/04/07 (a)(b)(c)                               7,000            7,000
Student Loan RB Series 2003A2
  3.75%, 04/04/07 (a)(b)(c)                              38,000           38,000
PENNSYLVANIA HIGHER EDUCATIONAL
FACILITIES AUTH
RB (Univ of Pennsylvania Health
  Services) Series 2005A
  3.70%, 04/05/07 (a)(b)(c)(d)                            5,990            5,990
RB (Univ of Pennsylvania) Series
  2005C
  3.70%, 04/05/07 (a)(c)                                  4,870            4,870
PENNSYLVANIA PUBLIC SCHOOL BUILDING
AUTH
Lease RB (Philadelphia SD) Series
  2003
  3.69%, 04/05/07 (a)(b)(c)(d)                            2,657            2,657
RB (Parkland SD) Series 1999D
  3.70%, 04/05/07 (a)(b)(c)                              13,390           13,390
School Lease RB (Philadelphia SD)
  Series 2006A
  3.69%, 04/05/07 (a)(b)(c)(d)                            3,330            3,330
School RB (Marple Newton SD) Series
  2001
  3.68%, 04/05/07 (a)(b)(c)(d)                            4,965            4,965
PENNSYLVANIA STATE UNIV
Bonds Series 2007A
  3.69%, 04/05/07 (a)(b)(c)(d)                           26,000           26,000
PENNSYLVANIA TURNPIKE COMMISSION
Oil Franchise Tax Subordinated
  Refunding RB Series 2006B
  3.70%, 04/05/07 (a)(b)(c)(d)                            6,400            6,400
RB Series 2004A
  3.70%, 04/05/07 (a)(b)(c)(d)                           12,495           12,495
PHILADELPHIA
GO Bonds Series 2006
  3.70%, 04/05/07 (a)(b)(c)(d)                           10,065           10,065
TRAN Series 2006-2007 A
  3.77%, 06/29/07                                        18,000           18,031
Water & Wastewater RB Series 2005A
  3.69%, 04/04/07 (a)(b)(c)(d)                           10,060           10,060
PHILADELPHIA GAS WORKS
RB Third Series 2001
  3.70%, 04/05/07 (a)(b)(c)(d)                            4,295            4,295
PHILADELPHIA HOSPITALS & HIGHER
  EDUCATIONAL FACILITIES AUTH
Hospital RB (Children's
  Hospital of Philadelphia)
  Series 2007A
  3.70%, 04/05/07 (a)(c)                                  5,000            5,000
PHILADELPHIA IDA
RB (Cultural and Commercial
  Corridors Program) Series 2006A
  3.68%, 04/05/07 (a)(b)(c)(d)                            2,000            2,000
RB (Please Touch Museum) Series
  2006
  3.71%, 04/05/07 (a)(b)(c)                               3,125            3,125
RB Series 1998A
  3.73%, 04/05/07 (a)(b)(c)(d)                           12,710           12,710
PHILADELPHIA SD
TRAN Series Series 2006-07 A
  3.78%, 06/29/07 (b)                                    67,000           67,113
POCONO MOUNTAIN SD
GO Notes Series 2007A
  3.70%, 04/05/07 (a)(b)(c)                               3,400            3,400
SCRANTON REDEVELOPMENT AUTH
Guaranteed Lease RB Series
  2004
  3.70%, 04/05/07 (a)(b)                                  2,265            2,265

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
UNIVERSITY OF PITTSBURGH
Notes Series 2006
  3.70%, 08/24/07                                        11,000           11,034
WESTMORELAND CNTY MUNICIPAL AUTH
Municipal Service RB Series
  2005
  3.70%, 04/05/07 (a)(b)(c)(d)                            4,640            4,640
                                                                     -----------
                                                                         581,857
RHODE ISLAND  0.9%
--------------------------------------------------------------------------------
RHODE ISLAND ECONOMIC DEVELOPMENT
CORP
Airport RB Series 2005A
  3.73%, 04/05/07 (a)(b)(c)(d)                            6,180            6,180
Airport Refunding RB Series 2005C
  3.71%, 04/05/07 (a)(b)(c)(d)                            6,955            6,955
RHODE ISLAND HOUSING & MORTGAGE
FINANCE CORP
Homeownership Opportunity Bonds
  Series 1998-29A
  3.80%, 04/05/07 (a)(d)                                 19,020           19,020
Homeownership Opportunity Bonds
  Series 52B & 53B
  3.73%, 04/05/07 (a)(c)(d)                               6,295            6,295
RHODE ISLAND IDA
IDRB (Greystone of Lincoln)
  Series 2000
  3.95%, 04/05/07 (a)(b)                                  1,100            1,100
RHODE ISLAND STUDENT LOAN AUTH
RB Series 1995-1
  3.71%, 04/04/07 (a)(b)(c)                              30,000           30,000
RB Series 1996-1
  3.71%, 04/04/07 (a)(b)(c)                              19,000           19,000
RB Series 1996-2
  3.71%, 04/04/07 (a)(b)(c)                              20,000           20,000
RB Series 1996-3
  3.71%, 04/04/07 (a)(b)(c)                              23,000           23,000
                                                                     -----------
                                                                         131,550
SOUTH CAROLINA  0.8%
--------------------------------------------------------------------------------
BERKELEY CNTY SD
School Building Bonds Series
  2002
  3.69%, 04/04/07 (a)(b)(c)(d)                            7,575            7,575
FLORENCE CNTY PUBLIC FACILITIES CORP
Refunding COP (Law
  Enforcement & Civic
  Centers) Series 2003
  3.68%, 04/05/07 (a)(b)(c)                              20,125           20,125
GREENVILLE IDA
IDRB (Stevens Aviation
  Technical Services) Series
  1997
  3.76%, 04/05/07 (a)(b)                                  3,500            3,500
SOUTH CAROLINA PUBLIC SERVICE AUTH
Revenue Obligations Series
  2006A
  3.69%, 04/05/07 (a)(b)(c)(d)                            5,990            5,990
SOUTH CAROLINA
GO Research University
  Infrastructure Bonds Series 2005A
  3.72%, 04/05/07 (a)(c)                                  5,605            5,605
GO State Institution Bonds
  (University of South Carolina)
  Series 2006B
  3.71%, 04/05/07 (a)(c)                                  4,100            4,100
SOUTH CAROLINA ASSOCIATION OF
GOVERNMENTAL ORGANIZATIONS
Educational Facilities Auth
  Installment Purchase RB (Pickens
  Cnty SD) Series 2006
  3.69%, 04/05/07 (a)(b)(c)(d)                           14,575           14,575
Educational Facilities Corp
  Installment Purchase RB (Pickens
  Cnty School District) Series 2006
  3.69%, 04/05/07 (a)(b)(c)(d)                           12,190           12,190
SOUTH CAROLINA HOUSING &
DEVELOPMENT AUTH
M/F Rental Housing RB (Ashley Apts)
  Series 1999
  3.71%, 04/04/07 (a)(b)                                  3,895            3,895
M/F Rental Housing RB (Piedmont
  Manor Apts) Series 2000B1
  3.71%, 04/04/07 (a)(b)                                  5,755            5,755
M/F Rental Housing RB (Spartanburg
  Terrace Apts) Series 2000C1
  3.71%, 04/04/07 (a)(b)                                  1,960            1,960
M/F Rental Housing Refunding RB
  (Fairway Apts) Series 2001A
  3.70%, 04/04/07 (a)(b)                                  7,735            7,735
SOUTH CAROLINA JOBS ECONOMIC
  DEVELOPMENT AUTH
RB (Holcim) Series 2003
  3.82%, 04/05/07 (a)(b)                                  6,250            6,250
SOUTH CAROLINA TRANSPORTATION
  INFRASTRUCTURE BANK
RB Series 2003A
  3.71%, 04/05/07 (a)(b)(c)                               4,180            4,180
SPARTANBURG CNTY IDA
Refunding IDRB (Bemis Co)
  Series 1991
  3.71%, 04/05/07 (a)(b)                                  4,750           4,750
                                                                     -----------
                                                                         108,185
SOUTH DAKOTA  0.3%
--------------------------------------------------------------------------------
SOUTH DAKOTA HEALTH & EDUCATIONAL
  FACILITIES AUTH
RB (McKenna Hospital) Series
  1994
  3.70%, 04/06/07 (a)(b)(c)                              26,330           26,330
SOUTH DAKOTA HOUSING DEVELOPMENT
AUTH
Homeownership Mortgage Bonds Series
  2004G
  3.70%, 04/04/07 (a)(c)                                 11,000           11,000
M/F Housing RB (Harmony Heights)
  Series 2001
  3.80%, 04/05/07 (a)(b)                                  6,500            6,500
                                                                     -----------
                                                                          43,830

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
TENNESSEE  4.2%
--------------------------------------------------------------------------------
BRISTOL HEALTH AND EDUCATIONAL
  FACILITIES BOARD
RB (King College) Series 2001
  3.66%, 04/05/07 (a)(b)                                  6,050           6,050
CARTER CNTY IDB
M/F Housing Refunding RB
  (Willow Run Apts) Series
  1990
  3.80%, 04/06/07 (a)(b)                                  6,675            6,675
CHATTANOOGA HEALTH, EDUCATION &
  HOUSING FACILITIES BOARD
RB (Baylor School) Series 1996
  3.66%, 04/04/07 (a)(b)                                  1,335            1,335
CLARKSVILLE PUBLIC BUILDING AUTH
Pooled Financing RB (Tennessee
  Municipal Bond Fund) Series 1997
  3.66%, 04/05/07 (a)(b)                                 12,205           12,205
Pooled Financing RB (Tennessee
  Municipal Bond Fund) Series 2001
  3.80%, 04/02/07 (a)(b)                                  2,000            2,000
FRANKLIN CNTY IDB
IDRB (Hi-Tech) Series 1997
  3.76%, 04/04/07 (a)(b)                                  2,800            2,800
GRUNDY CNTY IDB
Limited Obligation RB (Toyo
  Seat USA Corp) Series 2001
  3.87%, 04/05/07 (a)(b)                                  2,810            2,810
HENDERSONVILLE IDB
Refunding IDRB (Betty Machine
  Co) Series 2001
  3.71%, 04/04/07 (a)(b)                                  3,245            3,245
JACKSON HEALTH, EDUCATIONAL &
  HOUSING FACILITY BOARD
M/F Housing RB (Patrician
  Terrace Apts) Series 2005
  3.74%, 04/05/07 (a)(b)                                  2,400            2,400
JACKSON IDB
Solid Waste Facility Bonds
  (Ameristeel Corp) Series
  1997
  3.71%, 04/05/07 (a)(b)                                  3,800            3,800
MCMINN CNTY IDA
Solid Waste Disposal
  Facilities RB (Bowater)
  Series 1999
  3.71%, 04/05/07 (a)(b)                                 13,500           13,500
MEMPHIS
Electric System Subordinate
  RB Series 2003A
  3.69%, 04/05/07 (a)(b)(c)(d)                            2,800            2,800
METRO GOV'T NASHVILLE & DAVIDSON
CNTY HEALTH & EDUCATIONAL
FACILITIES BOARD
M/F Housing RB (Burning Tree Apts)
  Series 2005
  3.74%, 04/05/07 (a)(b)                                  8,700            8,700
M/F Housing RB (Chippington Tower
  Apts I & II) Series 2005
  3.76%, 04/05/07 (a)(b)                                 13,500           13,500
M/F Housing Refunding RB (Brentwood
  Oaks Apts) Series 1991
  3.69%, 04/05/07 (a)(b)                                 11,110           11,110
RB (Ensworth School) Series 2002
  3.66%, 04/04/07 (a)(b)                                  7,525            7,525
METROPOLITAN GOVERNMENT OF
NASHVILLE & DAVIDSON CNTY IDB
Educational Facilites Refunding RB
  (David Lipscomb University)
  Series 2003
  3.66%, 04/04/07 (a)(b)                                  7,545            7,545
M/F Housing RB (Arbor Crest) Series
  1985B
  3.69%, 04/05/07 (a)(b)                                 12,750           12,750
M/F Housing RB (Arbor Knoll) Series
  1985A
  3.69%, 04/05/07 (a)(b)                                 13,400           13,400
METROPOLITAN NASHVILLE AIRPORT AUTH
Passenger Facility Charge
  Refunding Bonds Series 2003
  3.71%, 04/04/07 (a)(b)                                  4,810            4,810
SEVIER CNTY PUBLIC BUILDING AUTH
Public Improvement Bonds Series
  1995C1
  3.69%, 04/05/07 (a)(b)(c)                               2,570            2,570
Public Improvement Bonds Series
  1996E4
  3.69%, 04/05/07 (a)(b)(c)                               1,960            1,960
Public Improvement Bonds Series
  1996E5
  3.69%, 04/05/07 (a)(b)(c)                               1,135            1,135
Public Improvement Bonds Series
  1996II-C
  3.69%, 04/05/07 (a)(b)(c)                                 700              700
SHELBY CNTY
TAN Series 2006
  3.78%, 06/29/07                                        10,000           10,017
SHELBY CNTY HEALTH, EDUCATION &
HOUSING FACILITY BOARD
M/F Housing RB (TUP I) Series 1997A
  3.80%, 04/04/07 (a)(b)                                  5,000            5,000
RB (Hutchison School) Series 2005
  3.67%, 04/05/07 (a)(b)                                 10,000           10,000
RB (Rhodes College) Series 2000
  3.68%, 04/05/07 (a)(b)                                  9,380            9,380
RB (St Benedict at Auburndale High
  School) Series 2003
  3.67%, 04/05/07 (a)(b)                                  4,880            4,880
TENNERGY CORP
Gas RB Series 2006A
  3.71%, 04/05/07 (a)(b)(c)(d)                          115,000          115,000
TENNESSEE
GO CP Series A
  3.64%, 06/14/07                                        30,000           30,000
TENNESSEE ENERGY ACQUISITION CORP
Gas Project RB Series 2006A
  3.70%, 04/04/07 (a)(c)(d)                              29,970           29,970
  3.71%, 04/05/07 (a)(c)(d)                             135,140          135,140
Gas Project RB Series 2006C
  3.71%, 04/05/07 (a)(c)(d)                              20,595           20,595
  3.72%, 04/05/07 (a)(c)(d)                              11,000           11,000
Jr Gas Project RB Series 2006B
  3.70%, 04/05/07 (a)(b)(c)(d)                            5,000            5,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
TENNESSEE HOUSING DEVELOPMENT AGENCY
Homeownership Program Bonds
  Series 2001-1C
  3.78%, 04/05/07 (a)(c)(d)                               5,125            5,125
VOLUNTEER STUDENT LOAN FUNDING CORP
RB Series 1987A1
  3.72%, 04/04/07 (a)(b)                                 15,000           15,000
RB Series 1987A2
  3.72%, 04/04/07 (a)(b)                                 13,700           13,700
RB Series 1987A3
  3.72%, 04/04/07 (a)(b)                                 24,700           24,700
                                                                     -----------
                                                                         589,832
TEXAS  15.4%
--------------------------------------------------------------------------------
ALVIN INDEPENDENT SD
Unlimited Schoolhouse RB
  Series 2005
  3.72%, 04/05/07 (a)(b)(c)(d)                            6,160            6,160
AMARILLO HEALTH FACILITY CORP
Refunding RB (Evangelical
  Lutheran Good Samaritan
  Society) Series 1997
  3.70%, 04/05/07 (a)(b)                                  3,155            3,155
AUSTIN
Electric Utility System Refunding
  RB Series 2006
  3.69%, 04/05/07 (a)(b)(c)                              17,970           17,970
Public Improvement Bonds Series
  2000
  3.72%, 04/05/07 (a)(c)(d)                               6,000            6,000
Water & Wastewater Refunding Bonds
  Series 2001 A&B
  3.71%, 04/05/07 (a)(b)(c)(d)                            4,600            4,600
Water and Wastewater Refunding RB
  Series 2001 A&B
  3.69%, 04/04/07 (a)(b)(c)(d)                            6,425            6,425
AUSTIN COMBINED UTILITIES
Water & Wastewater Refunding
  RB Series 2005
  3.70%, 04/05/07 (a)(b)(c)                               3,020            3,020
BEXAR CNTY HOUSING FINANCE CORP
M/F Housing RB (Villages at
  Lost Creek Apts) Series
  2006A1
  3.71%, 04/05/07 (a)(b)(c)(d)                            9,160            9,160
BRAZOS RIVER AUTH
Pollution Control Refunding
  RB (TXU Electric Co) Series
  2001D1
  3.70%, 04/04/07 (a)(b)                                 14,300           14,300
BROWNSVILLE INDEPENDENT SD
Unlimited Tax School Building
  Bonds Series 2006
  3.72%, 04/05/07 (a)(b)(c)(d)                            8,915            8,915
BROWNVILLE UTILITY SYSTEM
Revenue Improvement &
  Refunding Bonds Series 2005A
  3.71%, 04/05/07 (a)(b)(c)(d)                            6,950            6,950
COLLIN CNTY HFA
M/F Housing RB (Huntington
  Apts) Series 1996
  3.76%, 04/05/07 (a)(b)                                  6,150            6,150
COMAL INDEPENDENT SD
Unlimited Tax School Building
  Bonds Series 2007
  3.72%, 04/05/07 (a)(b)(c)(d)                            6,735            6,735
CYPRESS-FAIRBANKS INDEPENDENT SD
Schoolhouse and Refunding
  Bonds Series 2006
  3.72%, 04/05/07 (a)(b)(c)                              38,970           38,970
DALLAS
GO Bonds Series 2005
  3.71%, 04/05/07 (a)(c)                                 31,965           31,965
Water & Sewer Utilities Refunding
  and Improvement RB Series 2006
  3.69%, 04/05/07 (a)(b)(c)(d)                            6,485            6,485
Waterworks & Sewer System CP Series
  B
  3.60%, 05/10/07 (c)                                    26,770           26,770
DALLAS AREA RAPID TRANSIT
Sr Lien Sales Tax RB Series 2001
  3.72%, 04/05/07 (a)(b)(c)(d)                           16,130           16,130
Sr Lien Sales Tax Refunding RB
  Series 2007
  3.70%, 04/05/07 (a)(b)(c)                               7,000            7,000
Sr Lien Tax Refunding RB Series
  2007
  3.70%, 04/05/07 (a)(b)(c)                              12,290           12,290
DALLAS INDEPENDENT SD
Unlimited Tax School Building
  Bonds Series 2006
  3.70%, 04/05/07 (a)(b)(c)(d)                           14,575           14,575
DALLAS-FORT WORTH INTERNATIONAL
  AIRPORT FACILITY IMPROVEMENT CORP
Refunding RB (American
  Airlines) Series 2000 A&C
  3.74%, 04/05/07 (a)(b)(c)                              12,805           12,805
DALLAS-FT WORTH INTERNATIONAL
AIRPORT
Joint Improvement & Refunding RB
  Series 2001A
  3.75%, 04/05/07 (a)(b)(c)(d)                            7,495            7,495
Joint Improvement & Refunding RB
  Series 2002A
  3.73%, 04/05/07 (a)(b)(c)(d)                            8,995            8,995
Joint Improvement RB Series 2003A
  3.73%, 04/05/07 (a)(b)(c)(d)                           14,990           14,990
Joint RB Series 2003A
  3.74%, 04/05/07 (a)(b)(c)(d)                            6,370            6,370
  3.75%, 04/05/07 (a)(b)(c)(d)                            2,500            2,500
DENTON UTILITY SYSTEN
RB Series 2000A
  3.69%, 04/05/07 (a)(b)(c)(d)                            5,230            5,230
DUNCANVILLE INDEPENDENT SD
Unlimited Tax Refunding Bonds
  Series 2005
  3.72%, 04/05/07 (a)(b)(c)(d)                            4,355            4,355

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
ECTOR COUNTY INDEPENDENT SD
Unlimited Tax Refunding Bonds
  Series 2007
  3.70%, 04/05/07 (a)(b)(c)(d)                            8,000            8,000
EL PASO
GO Bonds Series 2006
  3.69%, 04/05/07 (a)(b)(c)                               7,490            7,490
Water and Sewer Refunding RB Series
  1998
  3.80%, 04/05/07 (a)(b)(c)(d)                            7,210            7,210
EL PASO CNTY HOSPITAL DISTRICT
Tax & Revenue COP Series 2005
  3.69%, 04/05/07 (a)(b)(c)                              20,005           20,005
GARLAND INDEPENDENT SD
Unlimited Tax School Building
  Bonds Series 2004B
  3.72%, 06/15/07 (a)(b)(c)                               7,125            7,108
GOOSE CREEK CONSOLIDATED
  INDEPENDENT SD
Unlimited Tax Schoolhouse &
  Refunding Bonds Series 2006
  3.72%, 04/05/07 (a)(b)(c)                              19,915           19,915
GRAND PRAIRIE IDA
IDRB (NTA Leasing Co) Series
  1994
  3.80%, 04/04/07 (a)(b)                                  1,155            1,155
GRAPEVINE IDA
Airport Improvement RB
  (Simuflite Training
  International) Series 1983A
  3.65%, 04/02/07 (a)(b)                                 38,000           38,000
GREATER EAST TEXAS STUDENT LOAN
CORP
RB Series 1992B
  3.70%, 04/05/07 (a)(b)                                 30,200           30,200
  3.93%, 07/01/07 (a)(b)                                 14,000           14,000
RB Series 1995B
  3.93%, 07/01/07 (a)(b)                                 10,000           10,000
Refunding RB Series 1993A
  3.70%, 04/05/07 (a)                                    48,150           48,150
Refunding RB Series 1993B
  3.70%, 04/05/07 (a)(b)                                 23,400           23,400
GREATER TEXAS STUDENT LOAN CORP
RB Series 1998A
  3.70%, 04/05/07 (a)(b)                                 10,250           10,250
GULF COAST IDA
IDRB (Gruma Corp) Series 1994
  3.75%, 04/04/07 (a)(b)                                  6,440            6,440
HARRIS CNTY
Jr Lien Special RB (Rodeo) Series
  2001C
  3.72%, 04/05/07 (a)(b)(c)                               1,775            1,775
Permanent Improvement Refunding
  Bonds Series 2004A
  3.72%, 04/05/07 (a)(c)(d)                              20,960           20,960
Permanent Improvement Refunding
  Bonds Series 2006A & Unlimited
  Tax Road and Refunding Bonds
  Series 2006B
  3.70%, 04/05/07 (a)(c)(d)                              16,875           16,875
Toll Road Sr Lien Refunding RB
  Series 2005A
  3.70%, 04/05/07 (a)(b)(c)(d)                            6,470            6,470
Unlimited Tax Road & Refunding
  Bonds Series 2006B
  3.69%, 04/05/07 (a)(c)(d)                               7,545            7,545
  3.70%, 04/05/07 (a)(c)(d)                              14,050           14,050
HARRIS CNTY HEALTH FACILITY
  DEVELOPMENT CORP
RB (SCH Health Care) Series
  1997B
  3.72%, 04/05/07 (a)(b)(c)(d)                           14,850           14,850
HARRIS CNTY HFA
M/F Housing RB (Dominion Square
  Apts) Series 2000
  3.77%, 04/05/07 (a)(b)                                  2,825            2,825
M/F Housing RB (Lafayette Village
  Apts) Series 2006
  3.74%, 04/05/07 (a)(b)                                  7,100            7,100
M/F Housing RB (Village At
  Cornerstone Apts) Series 2004
  3.72%, 04/05/07 (a)(b)                                  8,360            8,360
HAYS CONSOLIDATED INDEPENDENT SD
Unlimited Tax Refunding Bonds
  Series 2005
  3.72%, 04/05/07 (a)(b)(c)(d)                           14,600           14,600
HOUSTON
Public Improvement Refunding Bonds
  Series 1998A
  3.72%, 04/05/07 (a)(c)(d)                              21,655           21,655
TRAN Series 2006
  3.69%, 06/29/07                                        17,000           17,032
HOUSTON COMBINED UTILITY SYSTEM
First Lien Refunding RB Series
  2004A
  3.72%, 04/05/07 (a)(b)(c)(d)                            5,310            5,310
First Lien Refunding RB Series
  2005A
  3.71%, 04/05/07 (a)(b)(c)(d)                           15,135           15,135
Jr Lien Refunding RB Series 2002A
  3.73%, 04/05/07 (a)(b)(c)(d)                            6,530            6,530
HOUSTON INDEPENDENT SD
Limited Tax Refunding Bonds Series
  2007
  3.70%, 04/05/07 (a)(b)(c)(d)                           16,295           16,295
  3.72%, 04/05/07 (a)(b)(c)(d)                            5,000            5,000
Limited Tax School Building Bonds
  Series 2005
  3.69%, 04/05/07 (a)(b)(c)(d)                           11,600           11,600
Limited Tax Schoolhouse & Refunding
  Bonds Series 2003
  3.71%, 04/05/07 (a)(b)(c)(d)                            5,270            5,270
Limited Tax Schoolhouse Bonds
  Series 2004
  3.63%, 06/15/07 (a)(b)(c)                              50,000           50,000
JEWETT ECONOMIC DEVELOPMENT CORP
IDRB (Nucor Corp) Series 2003
  3.75%, 04/04/07 (a)                                     6,200            6,200
KATY INDEPENDENT SD
Unlimited Tax School Building
  Bonds Series 2000A
  3.72%, 04/05/07 (a)(b)(c)(d)                           10,145           10,145

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
KELLER INDEPENDENT SD
Unlimited Tax School Building
  and Refunding Bonds Series
  2005
  3.69%, 04/05/07 (a)(b)(c)(d)                            4,785            4,785
LAKE TRAVIS INDEPENDENT SD
Unlimited Tax School Building
  Bonds Series 2006A
  3.70%, 04/05/07 (a)(b)(c)(d)                            7,990            7,990
LAREDO INDEPENDENT SD
Unlimited Tax School Building
  Bonds Series 2006
  3.70%, 04/05/07 (a)(b)(c)(d)                            5,890            5,890
LAVACA-NAVIDAD RIVER AUTH
Water Supply System Contract
  RB (Formosa Plastics Corp)
  Series 1990
  3.75%, 04/04/07 (a)(b)(e)                              13,600           13,600
LEANDER INDEPENDENT SD
Unlimited Tax School Building
  & Refunding Bonds Series
  2003
  3.70%, 04/05/07 (a)(b)(c)(d)                           10,000           10,000
LEWISVILLE INDEPENDENT SD
Unlimited Tax School Building
  and Refunding Bonds Series
  2007
  3.72%, 04/05/07 (a)(b)(c)(d)                            4,510            4,510
LOWER COLORADO RIVER AUTH
CP Series A
  3.64%, 06/12/07 (c)                                    17,700           17,700
Refunding RB Series 1999A
  3.72%, 04/05/07 (a)(b)(c)(d)                           10,770           10,770
LOWER NECHES RIVER AUTH
Exempt Facilities Refunding
  RB (Exxon Mobil) Series
  2001B
  3.80%, 04/02/07 (a)                                     6,355            6,355
MANSFIELD IDA
IDRB (Southern Champion Tray)
  Series 1999
  3.71%, 04/04/07 (a)(b)                                  1,200            1,200
MANSFIELD INDEPENDENT SD
Unlimited Tax School Building
  Bonds Series 2006
  3.69%, 04/05/07 (a)(b)(c)(d)                           13,000           13,000
MATAGORDA CNTY NAVIGATION DISTRICT
  NO.1
Refunding RB (Houston
  Lighting and Power Co)
  Series 2001
  3.74%, 04/04/07 (a)(b)(c)(d)                            6,950            6,950
MIDLAND COLLEGE DISTRICT
GO Bonds Series 2005
  3.72%, 04/05/07 (a)(b)(c)(d)                            5,500            5,500
MIDLOTHIAN INDEPENDENT SD
Unlimited Tax School Building &
  Refunding Bonds Series 2006
  3.70%, 04/05/07 (a)(b)(c)(d)                            8,840            8,840
  3.71%, 04/05/07 (a)(b)(c)(d)                            3,530            3,530
MONTGOMERY CNTY
Unlimited Tax Road Bonds
  Series 2006A
  3.71%, 04/05/07 (a)(b)(c)                               4,240            4,240
NORTH EAST INDEPENDENT SD
Unlimited Tax Refunding Bonds
  Series 2005
  3.70%, 04/05/07 (a)(b)(c)                               5,735            5,735
  3.72%, 04/05/07 (a)(b)(c)(d)                            1,980            1,980
Unlimited Tax Refunding Bonds
  Series 2007
  3.72%, 04/05/07 (a)(b)(c)(d)                           26,785           26,785
Unlimited Tax School Building Bonds
  Series 2004
  3.69%, 04/05/07 (a)(b)(c)(d)                           13,960           13,960
NORTH TEXAS HIGHER EDUCATION AUTH
Student Loan RB Series 1998
  3.70%, 04/04/07 (a)(b)                                  9,000            9,000
Student Loan RB Series 2005A
  3.72%, 04/04/07 (a)(b)(c)                              15,000           15,000
Student Loan RB Series 2005C
  3.72%, 04/04/07 (a)(b)                                 50,000           50,000
NORTH TEXAS MUNICIPAL WATER DISTRICT
RB Series 2006
  3.71%, 04/05/07 (a)(b)(c)(d)                            7,330            7,330
NORTHWEST INDEPENDENT SD
Unlimited Tax Refunding Bonds
  Series 2005
  3.71%, 04/05/07 (a)(b)(c)(d)                           29,120           29,120
PANHANDLE PLAINS HIGHER EDUCATION
AUTH
Student Loan RB Series 1991A
  3.71%, 04/04/07 (a)(b)(c)                              32,400           32,400
Student Loan RB Series 1992A
  3.71%, 04/04/07 (a)(b)(c)                              19,100           19,100
Student Loan RB Series 1993A
  3.71%, 04/04/07 (a)(b)(c)                              21,700           21,700
PEARLAND INDEPENDENT SD
Unlimited Tax Schoolhouse RB
  Series 2007
  3.72%, 04/05/07 (a)(b)(c)(d)                            6,665            6,665
PORT ARTHUR INDEPENDENT SD
Unlimited Tax School Building
  Bonds Series 2005
  3.70%, 04/05/07 (a)(b)(c)(d)                           23,395           23,395
RIO GRANDE CITY CONSOLIDATED
  INDEPENDENT SD
Unlimited Tax School Building
  Bonds Series 2006
  3.70%, 04/05/07 (a)(b)(c)                               3,150            3,150
SAN ANTONIO
Airport System Revenue Improvement
  Bonds Series 2002
  3.73%, 04/05/07 (a)(b)(c)(d)                            9,240            9,240
Electric and Gas Systems RB New
  Series 2005
  3.71%, 04/05/07 (a)(b)(c)                               3,000            3,000
Water System Refunding RB Series
  2007
  3.70%, 04/05/07 (a)(b)(c)(d)                            6,200            6,200

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
SAN ANTONIO EMPOWERMENT ZONE
  DEVELOPMENT CORP
Contract RB (Drury Southwest
  Hotel) Series 2005
  3.71%, 04/05/07 (a)(b)                                 10,450           10,450
SAN ANTONIO IDA
IDRB (Gruma Corp) Series 1994
  3.75%, 04/04/07 (a)(b)                                  4,095            4,095
SOUTHEAST TEXAS HFC
M/F Housing RB (Piedmont
  Apts) Series 2006
  3.72%, 04/05/07 (a)(b)                                 14,000           14,000
SPRING INDEPENDENT SD
Unlimited Tax Schoolhouse
  Bonds Series 2005
  3.69%, 04/05/07 (a)(b)(c)(d)                           26,735           26,735
TEXAS
GO Bonds (Veterans' Housing
  Assistance Program-Fund II)
  Series 2002A2
  3.72%, 04/04/07 (a)(c)(d)                               6,000            6,000
GO Bonds (Veterans' Housing
  Assistance Program-Fund II)
  Series 2005A
  3.72%, 04/04/07 (a)(c)                                 15,900           15,900
GO Refunding Bonds (College Student
  Loan) Series 2003
  3.93%, 07/02/07 (a)(c)                                 30,630           30,630
TRAN Series 2006
  3.64%, 08/31/07                                       137,435          137,902
TEXAS A&M UNIVERSITY
Permanent University Fund Bonds
  Series 1998
  3.71%, 04/05/07 (a)(c)(d)                              25,755           25,755
Permanent University Fund Bonds
  Series 2006
  3.69%, 04/05/07 (a)(c)                                  3,000            3,000
TEXAS DEPT OF HOUSING & COMMUNITY
AFFAIRS
M/F Housing RB (Atascocita Pines
  Apts) Series 2005
  3.74%, 04/05/07 (a)(b)                                 11,900           11,900
M/F Housing RB (Bristol Apts)
  Series 2004
  3.72%, 04/05/07 (a)(b)                                  8,625            8,625
M/F Housing RB (Canal Place Apts)
  Series 2005A
  3.74%, 04/04/07 (a)(b)                                 15,000           15,000
M/F Housing RB (Creek Point Apts)
  Series 2000
  3.72%, 04/04/07 (a)(b)                                  6,585            6,585
M/F Housing RB (Montgomery Pines
  Apts) Series 2004
  3.72%, 04/05/07 (a)(b)                                 12,300           12,300
M/F Housing RB (Pinnacle Apts)
  Series 2004
  3.72%, 04/05/07 (a)(b)                                  7,000            7,000
M/F Housing RB (Tower Ridge Apts)
  Series 2005
  3.76%, 04/05/07 (a)(b)                                 15,000           15,000
Residential Mortgage RB Series
  1998A
  3.80%, 04/05/07 (a)(c)(d)                              14,950           14,950
Residential Mortgage Refunding RB
  Series 2003A
  3.73%, 04/05/07 (a)(c)(d)                              10,000           10,000
S/F Mortgage RB Series 2002 A&B
  3.74%, 04/05/07 (a)(b)(c)(d)                            4,115            4,115
S/F Mortgage RB Series 2004D
  3.72%, 04/05/07 (a)(b)(c)                              23,400           23,400
TEXAS DEPT OF TRANSPORTATION
State Highway Fund First Tier RB
  Series 2006A
  3.70%, 04/05/07 (a)(c)                                 26,020           26,020
State Highway Fund Revenue CP Notes
  Series A
  3.68%, 06/22/07 (b)                                    30,000           30,000
  3.68%, 06/26/07 (b)                                    18,000           18,000
TEXAS MUNICIPAL GAS ACQUISITION &
SUPPLY CORP I
Gas Supply RB Sr Lien Series 2006B
  3.72%, 04/05/07 (a)(c)(d)                              24,825           24,825
  3.73%, 04/05/07 (a)(c)(d)                              20,000           20,000
TEXAS PUBLIC FINANCE AUTH
Unemployment Compensation
  Obligation Assessment RB Series
  2003C4
  3.60%, 04/03/07 (c)                                    26,600           26,600
  3.64%, 05/22/07 (c)                                    14,100           14,100
TEXAS STATE AFFORDABLE HOUSING CORP.
S/F Mortgage RB (Professional
  Educators Home Loan
  Program) Series 2006A
  3.75%, 04/04/07 (a)(b)(c)(d)                           17,609           17,609
TEXAS STATE UNIVERSITY
Revenue Financing System Bonds
  Series 2006
  3.71%, 04/05/07 (a)(b)(c)(d)                           19,380           19,380
  3.72%, 04/05/07 (a)(b)(c)(d)                           16,235           16,235
TEXAS TRANSPORTATION COMMISSION
GO Mobility Fund Bonds Series 2005A
  3.69%, 04/05/07 (a)(c)(d)                               4,700            4,700
  3.71%, 04/05/07 (a)(c)(d)                               5,950            5,950
  3.72%, 04/05/07 (a)(c)(d)                               4,140            4,140
GO Mobility Fund Bonds Series 2006
  3.72%, 04/05/07 (a)(c)                                  6,785            6,785
GO Mobility Fund Bonds Series 2006A
  3.70%, 04/02/07 (a)(b)(c)                              25,175           25,175
Mobility Fund Bonds Series 2006 &
  2006A
  3.69%, 04/05/07 (a)(c)(d)                              26,949           26,949
TRINITY RIVER AUTH
Improvement & Refunding Bonds
  Series 2005
  3.70%, 04/05/07 (a)(b)(c)                               5,105            5,105
Solid Waste Disposal RB (Community
  Waste Disposal) Series 1999
  3.74%, 04/04/07 (a)(b)                                  2,730            2,730

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
UNIVERSITY OF TEXAS
Permanent University Fund Flexible
  Rate Notes Series A
  3.63%, 04/03/07                                        12,736           12,736
  3.60%, 04/05/07                                        24,000           24,000
  3.64%, 06/06/07                                        15,309           15,309
Permanent University Fund Refunding
  Bonds Series 2006B
  3.69%, 04/05/07 (a)(c)(d)                              16,795           16,795
  3.71%, 04/05/07 (a)(c)(d)                              14,430           14,430
Refunding RB Bonds Series 2006
  3.70%, 04/04/07 (a)(c)(d)                              11,320           11,320
Revenue Financing Refunding Bonds
  Series 2006D
  3.71%, 04/05/07 (a)(c)(d)                              17,155           17,155
Revenue Financing System Bonds
  Series 2003B & 2004D
  3.70%, 04/04/07 (a)(c)(d)                              53,000           53,000
Revenue Financing System Bonds
  Series 2006F
  3.70%, 04/05/07 (a)(c)(d)                              18,000           18,000
WAXAHACHIE INDEPENDENT SD
Unlimited Tax School Building
  Bonds Series 2007
  3.69%, 04/05/07 (a)(b)(c)(d)                           21,920           21,920
WICHITA FALLS
Water & Sewer System Priority
  Lien Refunding RB Series
  2007
  3.72%, 04/05/07 (a)(b)(c)                               2,265            2,265
                                                                     -----------
                                                                       2,166,565
UTAH  1.0%
--------------------------------------------------------------------------------
INTERMOUNTAIN POWER AGENCY
Power Supply Refunding RB Series
  1985E
  3.64%, 09/17/07 (a)(b)(c)                              18,000           18,000
Power Supply Refunding RB Series
  1998A
  3.72%, 04/05/07 (a)(b)(c)(d)                            9,995            9,995
SALT LAKE CITY
Hospital RB (IHC Health
  Services) Series 2001
  3.72%, 04/05/07 (a)(b)(c)(d)                           26,730           26,730
UNIVERSITY OF UTAH
Student Loan RB Series 1993A
  3.72%, 04/04/07 (a)(b)                                  5,000            5,000
UTAH BUILDING OWNERSHIP AUTH
Lease Refunding RB Series
  1998C
  3.72%, 04/05/07 (a)(b)(c)(d)                            9,695            9,695
UTAH STATE BOARD OF REGENTS
Hospital Refunding RB (Univ of
  Utah) Series 2006A
  3.60%, 06/01/07 (a)(b)(c)(d)                           49,745           49,745
Student Loan RB Series 2005W
  3.72%, 04/04/07 (a)(b)(c)                              25,280           25,280
                                                                     -----------
                                                                         144,445
VERMONT  0.1%
--------------------------------------------------------------------------------
VERMONT ECONOMIC DEVELOPMENT AUTH
IDRB (Agri-Mark) Series 1999A
  3.75%, 04/05/07 (a)(b)                                 17,000           17,000
IDRB (Agri-Mark) Series 1999B
  3.75%, 04/05/07 (a)(b)                                  1,000            1,000
                                                                     -----------
                                                                          18,000
VIRGINIA  0.5%
--------------------------------------------------------------------------------
ARLINGTON CNTY IDA
M/F Housing RB (Gates of
  Ballston Apts) Series 2005
  3.72%, 04/04/07 (a)(b)                                 14,500           14,500
KING GEORGE CNTY
Solid Waste Disposal Facility
  RB (Garnet) Series 1996
  3.71%, 04/05/07 (a)(b)                                  3,700            3,700
MONTGOMERY CNTY IDA
RB (Virginia Tech Foundation)
  Series 2001B
  3.75%, 04/05/07 (a)(b)                                    355              355
NEWPORT NEWS IDA
RB (CNU Warwick Student Apts)
  Series 2004
  3.66%, 04/05/07 (a)(b)                                  4,100            4,100
NORFOLK
Parking System Refunding RB
  Series 2000B
  3.72%, 04/05/07 (a)(b)(c)(d)                            9,450            9,450
NORFOLK REDEVELOPMENT & HOUSING AUTH
RB (E2F Student Housing I)
  Series 2005
  3.66%, 04/05/07 (a)(b)                                  7,000            7,000
PORTSMOUTH REDEVELOPMENT & HOUSING
  AUTH
M/F Housing RB (Churchland
  North Apts) Series 1999
  3.71%, 04/04/07 (a)(b)                                  6,235            6,235
VIRGINIA BEACH DEVELOPMENT AUTH
M/F Residential Rental
  Housing RB (Silver Hill at
  Thalia) Series 1999
  3.71%, 04/04/07 (a)(b)                                  4,000            4,000
VIRGINIA COLLEGE BUILDING AUTHORITY
Educational Facilities RB
  Series 2006A
  3.70%, 04/05/07 (a)(c)                                  6,015            6,015
VIRGINIA HOUSING DEVELOPMENT AUTH
Commonwealth Mortgage Bonds Series
  2006D1
  3.74%, 04/04/07 (a)(c)(d)                               7,990            7,990
Commonwealth Mortgage Bonds Series
  2006D2
  3.74%, 04/04/07 (a)(c)(d)                               7,400            7,400

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
VIRGINIA PORT AUTH
RB (2002 Resolution) Series
  2005A
  3.71%, 04/05/07 (a)(b)(c)(d)                            2,630            2,630
                                                                     -----------
                                                                          73,375
WASHINGTON  4.6%
--------------------------------------------------------------------------------
CACADE WATER ALLIANCE
Water System RB Series 2006
  3.71%, 04/05/07 (a)(b)(c)(d)                            8,670            8,670
CENTRAL PUGET SOUND REGIONAL
  TRANSIT AUTH
Sales Tax RB Series 2005A
  3.73%, 04/05/07 (a)(b)(c)(d)                            7,926            7,926
CLARK CNTY SD NO. 37
Unlimited Tax GO Bonds Series
  2001C
  3.72%, 04/05/07 (a)(b)(c)(d)                           15,245           15,245
DOUGLAS CNTY DEVELOPMENT CORP
RB (Executive Flight) Series
  1998
  3.71%, 04/05/07 (a)(b)                                  5,900            5,900
EATONVILLE SCHOOL DISTRICT
Unlimited Tax GO Bonds Series
  2006
  3.70%, 04/05/07 (a)(b)(c)(d)                            8,745            8,745
ENERGY NORTHWEST
Electric Refunding RB (Columbia
  Generating Station) Series 2006A
  3.71%, 04/05/07 (a)(c)                                 20,625           20,625
Project 1 Electric Refunding RB
  (Project 1) Series 2006A
  3.70%, 07/02/07                                        15,000           15,047
Refunding Electric RB (Columbia
  Generating Station 3) Series
  2001A
  3.71%, 04/05/07 (a)(b)(c)(d)                           29,700           29,700
Refunding Electric RB (Project 1)
  Series 2002A
  3.72%, 04/05/07 (a)(b)(c)(d)                           35,605           35,605
Refunding Electric RB (Project 3)
  Series 2003A
  3.72%, 04/05/07 (a)(b)(c)(d)                            8,690            8,690
KING CNTY RURAL LIBRARY DISTRICT
Sewer Refunding RB Series 2006
  3.71%, 04/05/07 (a)(b)(c)(d)                            7,660            7,660
Unlimited Tax GO Bonds Series 2005
  3.70%, 04/05/07 (a)(b)(c)(d)                            5,630            5,630
  3.71%, 04/05/07 (a)(b)(c)(d)                            5,890            5,890
OLYMPIA
Solid Waste RB (LeMay
  Enterprises) Series 1999
  3.74%, 04/04/07 (a)(b)                                  4,205            4,205
PIERCE CNTY
IDRB (McFarland Cascade)
  Series 1996
  3.80%, 04/05/07 (a)(b)                                  3,945            3,945
PIERCE CNTY ECONOMIC DEVELOPMENT
CORP
RB (Flex-A-Lite Consolidated)
  Series 1996
  3.72%, 04/04/07 (a)(b)                                  1,950            1,950
Solid Waste RB (LeMay Enterprises)
  Series 1999
  3.74%, 04/04/07 (a)(b)                                  1,125            1,125
PORT OF CENTRALIA IDA
Solid Waste RB (LeMay
  Enterprises) Series 1999
  3.74%, 04/04/07 (a)(b)                                    705              705
PORT OF MOSES LAKE PUBLIC CORP
RB (National Frozen Foods
  Corp) Series 1997
  3.67%, 04/04/07 (a)(b)                                  1,000            1,000
PORT OF SEATTLE
RB Series 2001B
  3.73%, 04/05/07 (a)(b)(c)(d)                            4,430            4,430
RB Series 2003A
  3.69%, 04/05/07 (a)(b)(c)(d)                            1,000            1,000
Special Facility RB (SeaTac Fuel
  Facilities LLC) Series 2003
  3.73%, 04/05/07 (a)(b)(c)(d)                            7,970            7,970
Special Facility RB (Terminal 18)
  Series 1999B
  3.74%, 04/04/07 (a)(b)(c)(d)                           49,795           49,795
Subordinate Lien RB Series 1999B
  3.73%, 04/05/07 (a)(b)(c)(d)                            2,875            2,875
Subordinate Lien RB Series 2005
  3.72%, 04/04/07 (a)(b)                                  8,500            8,500
PORT OF TACOMA
RB Series 2005
  3.75%, 04/05/07 (a)(b)(c)(d)                            6,265            6,265
SEATTLE
Drainage and Wastewater
  Refunding RB Series 2002
  3.72%, 04/05/07 (a)(b)(c)(d)                            6,875            6,875
SEATTLE HOUSING AUTH
RB (Casa Pacifica Apts) Series 1997
  3.72%, 04/04/07 (a)(b)                                  2,850            2,850
RB (CHHIP and HRG) Series 1996
  3.72%, 04/04/07 (a)(b)                                  3,260            3,260
SNOHOMISH CNTY PUBLIC UTILITY
  DISTRICT NO.1
Electric System Refunding RB
  Series 2005A
  3.71%, 04/05/07 (a)(b)(c)(d)                            7,405            7,405
TACOMA HOUSING AUTH
RB (Crown Assisted Living)
  Series 1998
  3.73%, 04/04/07 (a)(b)                                  2,925            2,925
WASHINGTON
GO Bonds Series 1998C
  3.72%, 04/05/07 (a)(c)(d)                              12,150           12,150
GO Bonds Series 2000B
  3.72%, 04/05/07 (a)(c)(d)                              13,380           13,380
GO Bonds Series 2003A
  3.70%, 04/05/07 (a)(b)(c)(d)                            5,170            5,170
Motor Vehicle Fuel Tax GO Bonds
  Series 2007D
  3.70%, 04/05/07 (a)(b)(c)                              15,945           15,945
Unlimited GO Bonds Series B
  3.71%, 04/05/07 (a)(b)(c)(d)                           30,485           30,485

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
Various Purpose GO Bonds Series
  2005D
  3.70%, 04/05/07 (a)(b)(c)(d)                            3,475            3,475
  3.72%, 04/05/07 (a)(b)(c)(d)                            5,930            5,930
Various Purpose GO Bonds Series
  2006D
  3.71%, 04/05/07 (a)(b)(c)(d)                           11,330           11,330
  3.71%, 04/05/07 (a)(b)(c)                               8,635            8,635
Various Purpose GO Refunding Bonds
  Series R2005A
  3.72%, 04/05/07 (a)(b)(c)                               2,875            2,875
Various Purpose GO Refunding Bonds
  Series R2005A & R2006A
  3.70%, 04/05/07 (a)(b)(c)(d)                            2,565            2,565
WASHINGTON ECONOMIC DEVELOPMENT
FINANCE AUTH
IDRB (Tonkin Building Associates)
  Series 1997A
  3.80%, 04/05/07 (a)(b)                                  1,000            1,000
Lease RB (Washington Biomedical
  Research Properties II) Series
  2005E
  3.70%, 04/04/07 (a)(b)(c)(d)                           14,620           14,620
RB (Hunter Douglas) Series 1997A
  3.71%, 04/04/07 (a)(b)                                  3,500            3,500
Solid Waste Disposal RB (Cedar
  Grove Composting) Series 2004B
  3.74%, 04/04/07 (a)(b)                                  5,200            5,200
Solid Waste Disposal RB (Heirborne
  Investments, LLC) Series 2006K
  3.74%, 04/04/07 (a)(b)                                  5,895            5,895
Solid Waste Disposal RB (Lemay
  Enterprises) Series 2005B
  3.74%, 04/04/07 (a)(b)                                  5,510            5,510
Solid Waste Disposal RB (Waste
  Management) Series 2000C
  3.73%, 04/04/07 (a)(b)                                  5,500            5,500
Solid Waste Disposal RB (Waste
  Management) Series 2000H
  3.73%, 04/04/07 (a)(b)                                  6,825            6,825
Solid Waste Disposal RB (Waste
  Management) Series 2000I
  3.70%, 04/04/07 (a)(b)                                 10,240           10,240
  3.73%, 04/04/07 (a)(b)                                  7,235            7,235
Solid Waste Disposal RB (Waste
  Management) Series 2005D
  3.71%, 04/05/07 (a)(b)                                 18,000           18,000
WASHINGTON HEALTH CARE FACILITIES
  AUTH
RB (Yakima Valley Farm
  Workers Clinic) Series 1997
  3.67%, 04/04/07 (a)(b)                                  2,800            2,800
WASHINGTON HOUSING FINANCE
COMMISSION
M/F Housing RB (Anchor Village
  Apts) Series 1997
  3.72%, 04/05/07 (a)(b)                                 10,750           10,750
M/F Housing RB (Brittany Park Phase
  II) Series 1998A
  3.72%, 04/05/07 (a)(b)                                  3,480            3,480
M/F Housing RB (Brittany Park)
  Series 1996A
  3.72%, 04/05/07 (a)(b)                                  8,930            8,930
M/F Housing RB (Fairwinds Redmond)
  Series 2005A
  3.74%, 04/05/07 (a)(b)                                  7,500            7,500
M/F Housing RB (Forest Creek Apts)
  Series 2006
  3.72%, 04/05/07 (a)(b)                                 13,815           13,815
M/F Housing RB (Highlander Apts)
  Series 2004A
  3.72%, 04/05/07 (a)(b)                                  7,000            7,000
M/F Housing RB (Lakewood Meadows
  Apts) Series 2000A
  3.75%, 04/05/07 (a)(b)                                  3,140            3,140
M/F Housing RB (Merrill Gardens at
  Queen Anne) Series 2004A
  3.74%, 04/05/07 (a)(b)                                 11,000           11,000
M/F Housing RB (Merrill Gardens)
  Series 1997A
  3.72%, 04/05/07 (a)(b)                                  6,125            6,125
M/F Housing RB (Rainier Court Apts)
  Series 2003A
  3.72%, 04/05/07 (a)(b)                                 12,750           12,750
M/F Housing RB (Rosecreek Apts)
  Series 1998A
  3.74%, 04/05/07 (a)(b)                                  3,570            3,570
M/F Housing RB (Silver Creek Apts)
  Series 2004
  3.72%, 04/05/07 (a)(b)                                  4,100            4,100
M/F Housing RB (The Seasons Apts)
  Series 2006
  3.75%, 04/05/07 (a)(b)                                 20,000           20,000
M/F Housing RB (Vintage at Burien)
  Series 2004A
  3.72%, 04/05/07 (a)(b)                                  6,570            6,570
M/F Housing RB (Woodrose Apts)
  Series 1999A
  3.72%, 04/05/07 (a)(b)                                  6,750            6,750
M/F Mortgage RB (Canyon Lakes)
  Series 1993
  3.74%, 04/05/07 (a)(b)                                  4,130            4,130
M/F Mortgage RB (Lake Washington
  Apts) Series 1996
  3.74%, 04/04/07 (a)(b)                                  7,850            7,850
M/F Mortgage RB (Meridian Court
  Apts) Series 1996
  3.72%, 04/04/07 (a)(b)                                  6,700            6,700
M/F RB (Cedar Ridge Retirement)
  Series 2005A
  3.74%, 04/05/07 (a)(b)                                  5,030            5,030
Non-Profit Refunding RB (Horizon
  House) Series 2005
  3.68%, 04/02/07 (a)(b)                                 11,545           11,545
YAKIMA CNTY PUBLIC CORP
IDRB (Cowiche Growers) Series
  1998
  3.71%, 04/05/07 (a)(b)                                  2,200            2,200
                                                                     -----------
                                                                         653,613

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
WEST VIRGINIA  0.6%
--------------------------------------------------------------------------------
BRAXTON CNTY
Solid Waste Disposal
  Refunding RB (Weyerhouser
  Co) Series 1998
  3.74%, 04/05/07 (a)(b)(c)                              16,275           16,275
MARION CNTY
Solid Waste Disposal Facility RB
  (Grant Town Cogeneration) Series
  1990B
  3.74%, 04/04/07 (a)(b)                                 17,125           17,125
Solid Waste Disposal Facility RB
  (Grant Town Cogeneration) Series
  1990C
  3.74%, 04/04/07 (a)(b)                                 14,800           14,800
Solid Waste Disposal Facility RB
  (Grant Town Cogeneration) Series
  1990D
  3.74%, 04/04/07 (a)(b)                                  2,800            2,800
WEST VIRGINIA HOSPITAL FINANCE AUTH
RB (Pallotine Health Services
  Inc) Series 2006
  3.66%, 04/05/07 (a)(b)                                 12,500           12,500
WEST VIRGINIA HOUSING DEVELOPMENT
  FUND
Housing Finance Bonds Series
  2001D
  3.72%, 04/05/07 (a)(c)(d)                              11,240           11,240
WEST VIRGINIA WATER DEVELOPMENT AUTH
RB (Loan Program IV) Series
  2005A
  3.69%, 04/05/07 (a)(b)(c)                               7,504            7,504
                                                                     -----------
                                                                          82,244
WISCONSIN  1.2%
--------------------------------------------------------------------------------
COLBURN IDA
IDRB (Heartland Farms) Series
  1994
  3.86%, 04/05/07 (a)(b)                                  4,400            4,400
KENOSHA
IDRB (Asyst Technologies)
  Series 1997
  3.73%, 04/05/07 (a)(b)                                  5,000            5,000
MILWAUKEE CNTY
Airport RB Series 2000A
  3.73%, 04/05/07 (a)(b)(c)(d)                           18,470           18,470
SOUTHEAST WISCONSIN PROFESSIONAL
  BASEBALL PARK DISTRICT
Sales Tax Refunding Bonds
  Series 1998
  3.69%, 04/04/07 (a)(b)(c)(d)                            5,000            5,000
WISCONSIN
GO Bonds Series 2006A
  3.70%, 04/05/07 (a)(b)(c)                               6,685            6,685
GO CP Notes
  3.64%, 04/03/07 (c)                                    20,000           20,000
  3.60%, 04/05/07 (c)                                    11,755           11,755
  3.64%, 05/22/07 (c)                                    35,755           35,755
GO Refunding Bonds Series 2007-1
  3.71%, 04/05/07 (a)(b)(c)(d)                           20,000           20,000
WISCONSIN HOUSING & ECONOMIC
DEVELOPMENT AUTH
Business Development RB (Ultratec)
  Series 1995-7
  3.86%, 04/05/07 (a)(b)                                  1,885            1,885
Homeownership RB Series 2002C
  3.67%, 04/04/07 (a)(c)                                  2,460            2,460
Homeownership RB Series 2003B
  3.72%, 04/04/07 (a)(c)                                 11,685           11,685
Homeownership RB Series 2005C
  3.72%, 04/04/07 (a)(c)                                 11,000           11,000
Homeownershp RB Series 2003A
  3.74%, 04/05/07 (a)(c)(d)                               1,790            1,790
RB Series 2004D
  3.74%, 04/05/07 (a)(c)(d)                               2,500            2,500
WISCONSIN RAPIDS
IDRB (Thiele Kaolin) Series
  1998
  3.71%, 04/04/07 (a)(b)                                  4,500            4,500
                                                                     -----------
                                                                         162,885
WYOMING  0.4%
--------------------------------------------------------------------------------
UINTA CNTY
Pollution Control Refunding
  RB (Amoco) Series 1998
  2.25%, 07/01/07 (a)                                     8,350            8,257
WYOMING
Education Fund TRAN Series
  2006A
  3.69%, 06/27/07                                        25,000           25,047
WYOMING COMMUNITY DEV AUTH
S/F Mortgage RB Draw Down
  Series 2007
  3.74%, 04/05/07 (a)(c)(d)                              20,000           20,000
                                                                     -----------
                                                                          53,304
                                                                     -----------
TOTAL MUNICIPAL SECURITIES
(COST $13,961,862)                                                    13,961,862

--------------------------------------------------------------------------------
END OF INVESTMENTS.

At 03/31/07, the tax basis cost of the fund's investments was $13,961,862.

ISSUER
RATE, ACQUISITION DATE,                             FACE AMOUNT         VALUE
MATURITY DATE                                       ($ X 1,000)      ($ X 1,000)
At 04/30/07, portfolio holdings included
illiquid and/or restricted securities as follows:

ALLEGHENY CNTY HOSPITAL
  DEVELOPMENT AUTH
RB (UPMC) Series 2005B
  3.78%, 03/14/07, 04/05/07                              12,767           12,767
LAVACA-NAVIDAD RIVER AUTH
Water Supply System Contract RB
  (Formosa Plastics Corp)
  Series 1990
  3.75%, 01/06/06, 04/04/07                              13,600           13,600

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued



(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,756,940 or 40.8% of net assets.
(e) Illiquid and/or restricted security.

BAN -- Bond anticipation note
COP -- Certificate of participation
GO -- General obligation
HFA -- Housing finance agency
IDA -- Industrial development authority
IDB -- Industrial development board
IDRB -- Industrial development revenue bond
RAN -- Revenue anticipation note
RB -- Revenue bond
TAN -- Tax antipication note
TECP -- Tax-exempt commercial paper
TRAN -- Tax and revenue anticipation note

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB NEW JERSEY MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.7%  MUNICIPAL SECURITIES                             565,254         565,254
--------------------------------------------------------------------------------
 99.7%  TOTAL INVESTMENTS                                565,254         565,254
  0.3%  OTHER ASSETS AND LIABILITIES                                       1,657
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       566,911

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
MUNICIPAL SECURITIES 99.7% OF NET ASSETS

NEW JERSEY 95.4%
--------------------------------------------------------------------------------
BERGEN CNTY IMPROVEMENT AUTH
Sr Special Purpose Limited Obligation RB (Encap
   Golf Holdings LLC) Series 2005B
   3.66%, 04/05/07 (a)(b)                                  4,830           4,830
BURLINGTON CNTY
BAN Series 2006D
   3.68%, 09/13/07                                        10,000          10,022
CAMDEN COUNTY IMPROVEMENT AUTHORITY
RB (Parkview Redevelopment Housing) Series 2006
   3.61%, 04/05/07 (a)(b)                                  2,400           2,400
CHERRY HILL TOWNSHIP
General & Sewer Capital BAN Series 2006
   3.57%, 10/23/07                                         8,000           8,019
DELAWARE RIVER PORT AUTH
RB Series 1999
   3.68%, 04/05/07 (a)(b)(c)(d)                            2,000           2,000
DOVER TOWNSHIP
BAN
   3.60%, 06/22/07                                         8,170           8,186
ESSEX CNTY IMPROVEMENT AUTH
GO Guaranteed Lease RB (Cnty Correctional
   Facility) Series 2000
   3.68%, 04/05/07 (a)(b)(c)(d)                            3,000           3,000
GARDEN STATE PRESERVATION TRUST
Open Space and Farmland Preservation Bonds
   Series 2003A
   3.67%, 04/05/07 (a)(b)(c)(d)                            1,500           1,500
Open Space and Farmland Preservation Bonds
   Series 2005A
   3.64%, 04/04/07 (a)(b)(c)                               6,460           6,460
MERCER CNTY
BAN Series 2006A
   3.55%, 06/15/07                                         5,000           5,005
NEW JERSEY
GO Bonds
   3.70%, 05/01/07                                        10,000          10,014
TRAN Series Fiscal 2007A
   3.47%, 06/22/07                                         7,000           7,016
NEW JERSEY ECONOMIC DEVELOPMENT AUTH
Exempt Facility RB (Chambers Co-Generation)
   3.74%, 04/04/07 (b)                                     6,000           6,000
   3.75%, 05/04/07 (b)                                     6,100           6,100
Exempt Facility RB (Keystone)
   3.63%, 04/03/07 (b)                                     5,000           5,000
   3.67%, 04/02/07 (b)                                     7,000           7,000
Motor Vehicle Surcharge RB Series 2004A
   3.68%, 04/05/07 (a)(b)(c)(d)                            2,580           2,580
   3.69%, 04/05/07 (a)(b)(c)(d)                            3,880           3,880
Natural Gas Facilities Refunding RB (Nui Corp)
   Series 1997A
   3.70%, 04/05/07 (a)(b)(c)(d)                            1,525           1,525
RB (Baptist Home Society of New Jersey) Series
   2003
   3.77%, 04/05/07 (a)(b)                                  3,520           3,520
RB (G&W Laboratories) Series 2003
   3.72%, 04/05/07 (a)(b)                                  4,595           4,595
RB (Geriatric Services Housing Corp) Series 2001
   3.63%, 04/04/07 (a)(b)                                  1,500           1,500
RB (Hamilton Industrial Development) Series 1998
   3.72%, 04/04/07 (a)(b)                                  5,070           5,070
RB (Meridian Assisted Living at Shrewsbury)
   Series 2004
   3.66%, 04/05/07 (a)(b)                                  5,250           5,250
RB (Omni Baking Co) Series 2001
   3.66%, 04/05/07 (a)(b)                                  2,400           2,400
RB (Princeton Day School) Series 2005
   3.65%, 04/04/07 (a)(b)                                  5,000           5,000
RB (Research and Manufacturing Corp of America)
   Series 2006
   3.77%, 04/05/07 (a)(b)                                  3,685           3,685
RB (Stone Brothers Secaucus) Series 2001
   3.70%, 04/06/07 (a)(b)                                  1,625           1,625
Refunding RB (Crane's Mill) Series 2005B
   3.66%, 04/05/07 (a)(b)                                 11,915          11,915
Refunding RB (Gloucester Marine Terminal) Series
   2006B
   3.75%, 04/05/07 (a)(b)(c)                               3,100           3,100

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Refunding RB (Station Plaza Park and Ride)
   Series 2003
   3.72%, 04/05/07 (a)(b)                                  2,580           2,580
School Facilities Construction Refunding Bonds
   Series 2005N
   3.68%, 04/05/07 (a)(b)(c)(d)                            3,030           3,030
Special Facility RB (Port Newark Container
   Terminal) Series 2003
   3.68%, 04/04/07 (a)(b)                                  1,500           1,500
Thermal Energy Facilities RB (Marina Energy LLC)
   Series 2006A
   3.64%, 04/05/07 (a)(b)                                  2,000           2,000
Thermal Energy Facilities RB (Thermal Energy
   Limited Partnership I) Series 1997
   3.68%, 04/04/07 (a)(b)                                  5,000           5,000
NEW JERSEY EDUCATIONAL FACILITIES AUTH
Refunding RB (Montclair State University)
   Series 2006J
   3.69%, 04/05/07 (a)(b)(c)(d)                            5,580           5,580
   3.70%, 04/05/07 (a)(b)(c)                               4,030           4,030
Refunding RB (Ramapo College) Series 2006I
   3.68%, 04/05/07 (a)(b)(c)                               2,175           2,175
NEW JERSEY ENVIRONMENTAL INFRASTRUCTURE TRUST
RB (Bergen Cnty Improvement Auth-Encap Golf
   Holdings LLC) Series 2005
   3.66%, 04/05/07 (a)(b)                                 19,700          19,700
NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTH
RB (Jersey Shore Medical Center Obligated Group)
   Series 1994
   3.68%, 04/05/07 (a)(b)(c)(d)                            4,500           4,500
RB (JFK Health Systems Obligated Group) Series
   1993
   3.67%, 04/05/07 (a)(b)(c)(d)                            7,695           7,694
RB (Somerset Medical Center) Series A
   3.67%, 04/05/07 (a)(b)(c)(d)                           13,643          13,643
RB (Virtua Health) Series 2004
   3.62%, 04/05/07 (a)(b)                                  3,815           3,815
RB Composite Program Series 2003A2
   3.62%, 04/05/07 (a)(b)                                  2,300           2,300
RB Composite Program Series 2004A3
   3.61%, 04/05/07 (a)(b)                                  1,030           1,030
Refunding RB (St Barnabas Health Care System)
   Series 1998B
   3.68%, 04/05/07 (a)(b)(c)(d)                            3,500           3,500
NEW JERSEY TOBACCO SETTLEMENT FINANCING CORP.
Tobacco Settlement Asset-Backed Bonds Series
   2002
   3.67%, 04/05/07 (a)(c)(d)                              11,000          11,000
Tobacco Settlement Asset-Backed Bonds Series
   2007-1A
   3.70%, 04/05/07 (a)(b)(c)(d)                           10,000          10,000
NEW JERSEY TRANSIT CORP.
COP Series 2003A
   3.68%, 04/05/07 (a)(b)(c)                               8,265           8,265
Subordinated COP Series 2005A
   3.68%, 04/05/07 (a)(b)(c)                               3,900           3,900
NEW JERSEY TRANSPORTATION TRUST FUND AUTH
Transportation System Bonds Series 2004B
   3.71%, 04/05/07 (a)(b)(c)(d)                            5,485           5,485
Transportation System Bonds Series 2005D
   3.69%, 04/05/07 (a)(b)(c)(d)                           35,345          35,345
Transportation System Bonds Series 2006A
   3.68%, 04/04/07 (a)(b)(c)                               6,990           6,990
Transportation System Bonds Series 2006C
   3.71%, 04/05/07 (a)(b)(c)                              13,410          13,410
NEW JERSEY TURNPIKE AUTH
RB Series 2000A
   3.67%, 04/05/07 (a)(b)(c)(d)                           11,200          11,200
   3.68%, 04/05/07 (a)(b)(c)(d)                            8,665           8,665
   3.69%, 04/05/07 (a)(b)(c)                               5,000           5,000
   3.70%, 07/01/10 (a)(b)(c)(d)                           10,000          10,000
RB Series 2004C
   3.69%, 04/05/07 (a)(b)(c)(d)                            9,995           9,995
RB Series 2004C2
   3.68%, 04/05/07 (a)(b)(c)(d)                            2,995           2,995
Refunding RB Series 2004A
   3.69%, 04/05/07 (a)(b)(c)(d)                           11,495          11,495
NEWARK
GO School Promissory Notes Series 2006C
   3.58%, 06/15/07                                         7,925           7,932
NORTH BERGEN TOWNSHIP
BAN
   3.70%, 05/15/07                                         5,000           5,005
PORT AUTH OF NEW YORK AND NEW JERSEY
Consolidated Bonds 127th Series
   3.70%, 04/05/07 (a)(b)(c)(d)                            8,480           8,480
Consolidated Bonds 135th Series
   3.70%, 04/05/07 (a)(c)(d)                               2,900           2,900
Consolidated Bonds 138th Series
   3.70%, 04/05/07 (a)(b)(c)(d)                            4,000           4,000
Consolidated Bonds 139th Series
   3.70%, 04/05/07 (a)(b)(c)(d)                            9,990           9,990
Consolidated Bonds 140th Series
   3.67%, 04/05/07 (a)(b)(c)(d)                           12,315          12,315
   3.69%, 04/05/07 (a)(b)(c)                               2,940           2,940
Consolidated Bonds 143rd Series
   3.71%, 04/05/07 (a)(c)                                  4,400           4,400
Consolidated Bonds 144th Series
   3.70%, 04/05/07 (a)(c)                                  6,000           6,000
CP Series A
   3.63%, 04/03/07 (c)                                     8,925           8,925
   3.63%, 04/04/07 (c)                                     2,470           2,470
   3.64%, 05/04/07 (c)                                     5,295           5,295
   3.64%, 05/08/07 (c)                                     7,270           7,270
CP Series B
   3.58%, 04/04/07 (c)                                     3,000           3,000
   3.62%, 04/02/07 (c)                                     8,000           8,000
   3.62%, 05/03/07 (c)                                     7,000           7,000

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Special Project Bonds (JFK International Air
   Terminal) Series 6
   3.71%, 04/05/07 (a)(b)(c)(d)                            4,895           4,895
   3.73%, 04/04/07 (a)(b)(c)(d)                              800             800
SPARTA TOWNSHIP
BAN
   3.61%, 06/01/07                                        11,079          11,090
TRENTON
BAN
   3.67%, 07/12/07                                        10,000          10,007
UNIVERSITY OF MEDICINE & DENTISTRY
Bonds Series 2002B
   3.65%, 04/05/07 (a)(b)(c)                              16,600          16,600
WOODBRIDGE
BAN
   3.79%, 07/06/07                                           500             501
   3.80%, 07/06/07                                         7,000           7,012
                                                                     -----------
                                                                         540,846
PUERTO RICO 4.3%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement GO Refunding Bonds Series
   2002A
   3.71%, 04/05/07 (a)(b)(c)(d)                            4,000           4,000
Public Improvement GO Refunding Bonds Series
   2006A
   3.68%, 04/05/07 (a)(b)(c)                               4,055           4,055
TRAN Series 2007
   3.50%, 07/30/07 (b)                                     1,000           1,003
PUERTO RICO ELECTRIC & POWER AUTH
RB Series NN
   3.64%, 04/05/07 (a)(b)(c)                               4,500           4,500
PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
Subordinated RB Series 2003
   3.64%, 04/05/07 (a)(b)(c)(d)                              500             500
Transportation Refunding RB Series 2005L
   3.66%, 04/05/07 (a)(b)(c)(d)                            2,450           2,450
PUERTO RICO HOUSING FINANCE CORP.
Homeownership Mortgage RB Series 1998A
   3.69%, 04/05/07 (a)(b)(c)(d)                            7,900           7,900
                                                                     ------------
                                                                          24,408
                                                                     ------------
TOTAL MUNICIPAL SECURITIES
(COST $565,254)                                                          565,254
                                                                     ------------

END OF INVESTMENTS.

At 03/31/07, the tax basis cost of the fund's investments was $565,254.

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $226,842 or 40.0% of net assets.

 BAN -- Bond anticipation note
 COP -- Certificate of participation
  GO -- General obligation
  RB -- Revenue bond
TRAN -- Tax and revenue anticipation note

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB NEW YORK MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.4%  MUNICIPAL SECURITIES                           2,441,819       2,441,819
--------------------------------------------------------------------------------
 99.4%  TOTAL INVESTMENTS                              2,441,819       2,441,819
  0.6%  OTHER ASSETS AND LIABILITIES                                      14,034
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     2,455,853

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
MUNICIPAL SECURITIES 99.4% OF NET ASSETS

NEW YORK 98.3%
--------------------------------------------------------------------------------
ALBANY IDA
IDRB (Newkirk Products) Series 1995A
   3.69%, 04/05/07 (a)(b)                                    800             800
Refunding IDRB (United Cerebral Palsy
   Association-Capital District) Series 1997B
   3.68%, 04/05/07 (a)(b)                                  8,940           8,940
BROOME CNTY IDA
Civic Facility RB (Methodist Homes For the
   Aging) Series 2003
   3.60%, 04/04/07 (a)(b)                                  4,245           4,245
CENTRAL ISLIP UNION FREE SD
TAN Series 2006
   3.75%, 06/29/07                                        17,000          17,030
CHAUTAUQUA CNTY
Civic Facility RB (Jamestown Center City
   Development Corp) Series 2000A
   3.70%, 04/05/07 (a)(b)                                 11,210          11,210
COMMACK UNION FREE SD
TAN 2006-2007
   3.79%, 06/29/07                                        17,000          17,028
ERIE CNTY IDA
RB (Orchard Park CCRC Inc) Series 2006B
   3.62%, 04/05/07 (a)(b)                                 10,000          10,000
HERKIMER CNTY
Civic Facility RB (Templeton Foundation) Series
   2000
   3.73%, 04/05/07 (a)(b)                                  1,575           1,575
HUDSON YARDS INFRASTRUCTURE CORP
Sr RB Fiscal 2007 Series A
   3.69%, 04/05/07 (a)(b)(c)(d)                           10,000          10,000
HUNTINGTON UNION FREE SD
2006-2007 TAN
   3.53%, 06/28/07                                         6,000           6,010
JAY STREET DEVELOPMENT CORP
Courts Facility Lease RB Fiscal 2004 Series A2
   3.64%, 04/04/07 (a)(b)                                  5,410           5,410
LINDENHURST UNION FREE SD
TAN 2006-07
   3.80%, 06/28/07                                         5,000           5,008
LONG ISLAND POWER AUTH
Electric System RB Series 1998A
   3.71%, 04/05/07 (a)(b)(c)(d)                            1,900           1,900
Electric System RB Series 2006A
   3.64%, 04/04/07 (a)(b)(c)(d)                            9,400           9,400
Electric System Sub RB Series 2001-1B
   3.75%, 04/02/07 (a)(b)                                  1,000           1,000
   3.79%, 04/03/07 (a)(b)                                  3,500           3,500
Electric Systeml RB Series 2001A
   3.68%, 04/05/07 (a)(b)(c)(d)                            4,365           4,365
METROPOLITAN TRANSPORTATION AUTH
Dedicated Tax Fund Bonds Series 1999A
   3.67%, 04/05/07 (a)(b)(c)(d)                           25,405          25,405
Dedicated Tax Fund Bonds Series 2002A
   3.68%, 04/05/07 (a)(b)(c)(d)                           10,980          10,980
Dedicated Tax Fund Refunding Bonds Series 2005A
   3.65%, 04/05/07 (a)(b)(c)                              45,970          45,970
RB Series 2003B
   3.67%, 04/05/07 (a)(b)(c)(d)                            3,500           3,500
RB Series 2005B
   3.67%, 04/05/07 (a)(b)(c)(d)                           11,410          11,410
   3.69%, 04/05/07 (a)(b)(c)(d)                           10,610          10,610
   3.71%, 04/05/07 (a)(b)(c)(d)                           20,260          20,260
RB Series 2005E1
   3.63%, 04/05/07 (a)(b)                                 15,000          15,000
RB Series 2006B
   3.69%, 04/05/07 (a)(b)(c)                              30,175          30,175
Refunding RB Series 2002A
   3.68%, 04/05/07 (a)(b)(c)(d)                           28,995          28,995
Transportation Revenue BAN Series CP1
   3.65%, 07/09/07 (b)                                    25,000          25,000
   3.65%, 07/10/07 (b)                                    25,000          25,000
NEW ROCHELLE IDA
RB (West End Phase I Facility) Series 2006
   3.71%, 04/05/07 (a)(b)                                  9,000           9,000
NEW YORK CITY
GO Bonds Fiscal 1994 Series A5
   3.76%, 04/02/07 (a)(b)                                  1,000           1,000
GO Bonds Fiscal 1995 Series B-7
   3.76%, 04/02/07 (a)(b)(c)                               1,800           1,800

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
GO Bonds Fiscal 2000 Series A
   3.68%, 04/05/07 (a)(b)(c)(d)                            3,395           3,395
GO Bonds Fiscal 2001 Series A
   3.70%, 04/05/07 (a)(b)(c)(d)                           10,185          10,185
GO Bonds Fiscal 2001 Series B
   3.68%, 04/05/07 (a)(b)(c)(d)                            3,460           3,460
GO Bonds Fiscal 2002 Series A
   3.71%, 04/05/07 (a)(b)(c)(d)                            9,750           9,750
GO Bonds Fiscal 2002 Series G
   3.67%, 04/05/07 (a)(b)(c)(d)                           16,400          16,400
GO Bonds Fiscal 2003 Series C2
   3.63%, 04/04/07 (a)(b)                                  5,030           5,030
GO Bonds Fiscal 2004 Series F
   3.72%, 04/05/07 (a)(b)(c)(d)                           75,000          75,000
GO Bonds Fiscal 2004 Series H2
   3.60%, 04/04/07 (a)(b)                                    900             900
GO Bonds Fiscal 2004 Series J
   3.68%, 04/05/07 (a)(b)(c)(d)                            9,160           9,160
GO Bonds Fiscal 2005 Series E
   3.68%, 04/05/07 (a)(b)(c)(d)                           20,995          20,995
GO Bonds Fiscal 2005 Series H
   3.67%, 04/05/07 (a)(b)(c)                               4,815           4,815
GO Bonds Fiscal 2005 Series N
   3.68%, 04/05/07 (a)(b)(c)(d)                           20,145          20,145
GO Bonds Fiscal 2005 Series O
   3.68%, 04/05/07 (a)(b)(c)(d)                            4,815           4,815
GO Bonds Fiscal 2006 Series E2
   3.75%, 04/02/07 (a)(b)                                 10,200          10,200
GO Bonds Fiscal 2006 Series E4
   3.64%, 04/05/07 (a)(b)                                 35,100          35,100
GO Bonds Fiscal 2006 Series G
   3.68%, 04/05/07 (a)(b)(c)(d)                           11,325          11,325
   3.69%, 04/05/07 (a)(b)(c)                               3,640           3,640
GO Bonds Fiscal 2006 Series I1
   3.68%, 04/05/07 (a)(b)(c)(d)                            6,165           6,165
   3.69%, 04/05/07 (a)(b)(c)                              27,920          27,920
GO Bonds Fiscal 2006 Series I4
   3.65%, 04/04/07 (a)(b)                                 19,700          19,700
GO Bonds Fiscal 2006 Series I5
   3.75%, 04/02/07 (a)(b)                                 17,800          17,800
GO Bonds Fiscal 2006 Series I6
   3.75%, 04/02/07 (a)(b)                                  6,000           6,000
GO Bonds Fiscal 2006 Series I7
   3.68%, 04/04/07 (a)(b)                                 21,000          21,000
GO Bonds Fiscal 2006 Series I8
   3.76%, 04/02/07 (a)(b)                                  6,700           6,700
NEW YORK CITY HEALTH AND HOSPITALS CORP
Health System Bonds Series 1999A
   3.69%, 04/05/07 (a)(b)(c)(d)                            9,620           9,620
NEW YORK CITY HOUSING DEVELOPMENT CORP
M/F Mortgage RB (First Avenue) Series 2002A
   3.69%, 04/04/07 (a)(b)                                 16,445          16,445
M/F Rental Housing RB (100 Jane St) Series 1998A
   3.69%, 04/04/07 (a)(b)                                  6,525           6,525
M/F Rental Housing RB (Atlantic Court Apts)
   Series 2005A
   3.69%, 04/04/07 (a)(b)                                 10,600          10,600
M/F Rental Housing RB (Sierra) Series 2003A
   3.70%, 04/04/07 (a)(b)                                 18,585          18,585
M/F Rental Housing RB (The Nicole) Series 2005A
   3.70%, 04/04/07 (a)(b)                                 10,200          10,200
M/F Rental Housing RB (Tribeca Tower) Series
   1997A
   3.67%, 04/04/07 (a)(b)                                  4,400           4,400
M/F Rental Housing RB (West End Towers) Series
   2004A
   3.70%, 04/04/07 (a)(b)                                 35,000          35,000
NEW YORK CITY IDA
Civic Facility RB (Wartburg Lutheran Home for
   the Aging and Wartburg Nursing Home, Inc)
   Series 2006A
   3.68%, 04/05/07 (a)(b)                                  8,165           8,165
Empowerment Zone RB (Tiago Holdings, LLC) Series
   2007
   3.72%, 04/05/07 (a)(b)                                 20,000          20,000
Liberty Bonds (7 World Trade Center) Series A
   3.70%, 04/05/07 (a)(b)(c)                               3,835           3,835
Refunding IDRB (Allway Tools) Series 1997
   3.71%, 04/05/07 (a)(b)                                  1,305           1,305
Special Facility RB (Terminal One Group
   Association) Series 2005
   3.75%, 04/05/07 (a)(b)(c)(d)                            7,235           7,235
NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
CP Series 1
   3.68%, 06/13/07 (c)                                    15,000          15,000
CP Series 6
   3.68%, 06/13/07 (c)                                    25,000          25,000
CP Series 7
   3.67%, 06/06/07                                        25,000          25,000
Water & Sewer System Second Resolution RB Fiscal
   2007 Series CC1
   3.75%, 04/02/07 (a)(c)                                  1,000           1,000
Water and Sewer Second Resolution RB Fiscal 2007
   Series CC2
   3.75%, 04/02/07 (a)(c)                                  7,000           7,000
Water and Sewer System RB Fiscal 2005 Series D
   3.67%, 04/04/07 (a)(c)(d)                              52,115          52,115
   3.68%, 04/05/07 (a)(c)                                 22,920          22,920
Water and Sewer System RB Fiscal 2006 Series A
   3.67%, 04/05/07 (a)(b)(c)(d)                           25,510          25,510
   3.68%, 04/05/07 (a)(c)(d)                               9,000           9,000
   3.70%, 04/05/07 (a)(c)                                  4,500           4,500
Water and Sewer System RB Fiscal 2006 Series D
   3.69%, 04/05/07 (a)(c)                                 18,760          18,760

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Water and Sewer System RB Series 1993C
   3.76%, 04/02/07 (a)(b)(c)                               4,200           4,200
Water and Sewer System RB Series 1994G
   3.74%, 04/02/07 (a)(b)(c)                               3,400           3,400
Water and Sewer System RB Series 1995A
   3.67%, 04/02/07 (a)(b)(c)                               6,000           6,000
Water and Sewer System RB Series 1998B
   3.69%, 04/05/07 (a)(b)(c)(d)                            4,735           4,735
Water and Sewer System RB Series 2001D
   3.70%, 04/05/07 (a)(c)(d)                               4,995           4,995
Water and Sewer System RB Series 2002 & 2003A
   3.68%, 04/05/07 (a)(c)(d)                               8,500           8,500
Water and Sewer System RB Series 2002G
   3.68%, 04/05/07 (a)(b)(c)(d)                            5,000           5,000
Water and Sewer System RB Series 2005C
   3.69%, 04/05/07 (a)(b)(c)(d)                            5,200           5,200
Water and Sewer System RB Series 2005D
   3.70%, 04/05/07 (a)(b)(c)(d)                            3,645           3,645
Water and Sewer System RB Series 2006A
   3.69%, 04/05/07 (a)(b)(c)(d)                            7,000           7,000
NEW YORK CITY TRANSITIONAL FINANCE AUTH
Building Aid RB Fiscal 2007 Series S2
   3.69%, 04/05/07 (a)(b)(c)                               8,000           8,000
Future Tax Secured Bonds Fiscal 1999 Series A
   3.68%, 04/05/07 (a)(c)(d)                               4,970           4,970
Future Tax Secured Bonds Fiscal 2000 Series A
   3.71%, 04/05/07 (a)(b)(c)(d)                           15,720          15,720
Future Tax Secured Bonds Fiscal 2000 Series C
   3.69%, 04/05/07 (a)(c)(d)                              14,545          14,545
Future Tax Secured Bonds Fiscal 2001 Series C
   3.62%, 04/04/07 (a)(c)                                  7,000           7,000
Future Tax Secured Bonds Fiscal 2004 Series C
   3.67%, 04/05/07 (a)(c)                                  7,625           7,625
Future Tax Secured Refunding Bonds Fiscal 2005
   Series A
   3.69%, 04/05/07 (a)(c)(d)                              26,095          26,095
Recovery Bonds Fiscal 2003 Series 2A
   3.67%, 04/02/07 (a)(c)                                 18,500          18,500
Recovery Bonds Fiscal 2003 Series 3B
   3.75%, 04/02/07 (a)(c)                                  9,000           9,000
Subordinate Future Tax Secured Bonds Fiscal 2007
   Series B
   3.69%, 04/05/07 (a)(c)(d)                               5,600           5,600
NEW YORK CONVENTION CENTER DEVELOPMENT CORP
RB (Hotel Unit Fee Secured) Series 2005
   3.69%, 04/05/07 (a)(b)(c)(d)                            7,200           7,200
NEW YORK LIBERTY DEVELOPMENT CORP
RB (Goldman Sachs Headquarters) Series 2005
   3.68%, 04/05/07 (a)(c)(d)                              33,285          33,285
   3.70%, 04/05/07 (a)(c)(d)                               4,755           4,755
NEW YORK STATE DORMITORY AUTH
Consolidated Fifth General Resolution RB (City
   University System) Series 2003A
   3.67%, 04/05/07 (a)(b)(c)(d)                            7,295           7,295
Insured RB (Mt Sinai School of Medicine) Series
   1994A
   3.69%, 04/05/07 (a)(b)(c)(d)                            2,900           2,900
Lease RB (Suny Dorm Facilities) Series 2005A
   3.70%, 04/05/07 (a)(b)(c)(d)                            5,675           5,675
Personal Income Tax RB Series 2006C
   3.68%, 04/05/07 (a)(c)(d)                              13,908          13,908
   3.70%, 04/05/07 (a)(c)(d)                              33,260          33,260
Personal Income Tax Refunding RB Series 2005B
   3.67%, 04/05/07 (a)(b)(c)(d)                            2,840           2,840
RB (Columbia University) Series 2006A
   3.64%, 04/04/07 (a)(c)(d)                              12,070          12,070
RB (Memorial Sloan-Kettering Cancer Center)
   Series 2006-2
   3.68%, 04/05/07 (a)(c)                                 27,160          27,160
RB (New York Foundling Charitable Corp) Series
   1997
   3.66%, 04/04/07 (a)(b)                                 10,835          10,835
RB (State University Educational Facilities)
   Series 2000B
   3.67%, 04/05/07 (a)(b)(c)(d)                           37,030          37,030
   3.71%, 04/05/07 (a)(b)(c)(d)                           12,375          12,375
NEW YORK STATE ENERGY RESEARCH DEVELOPMENT AUTH
Gas Facilities RB (Brooklyn Union Gas) Series
   1996
   3.68%, 04/05/07 (a)(b)(c)(d)                           15,695          15,695
NEW YORK STATE ENVIRONMENTAL FACILITIES CORP
Clean Water & Drinking Water Revolving Funds RB
   (NYCMWFA - Second Resolution Bonds) Series
   2007A
   3.68%, 04/05/07 (a)(c)(d)                              15,000          15,000
Clean Water & Drinking Water Revolving Funds RB
   (Pooled Financing Program-Sub MFI Bonds)
   Series 2006C
   3.70%, 04/05/07 (a)(c)                                 10,395          10,395
State Clean & Drinking Water Revolving Funds RB
   Series 2002B
   3.70%, 04/05/07 (a)(c)(d)                              24,225          24,225

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
State Clean Water & Drinking Water Revolving
   Funds RB Series 2007B Sub SRF Bonds
   3.70%, 04/05/07 (a)(c)(d)                               9,865           9,865
NEW YORK STATE HFA
Housing RB (Avalon Bowery Place I) Series 2006A
   3.67%, 04/04/07 (a)(b)                                 17,000          17,000
Housing RB (Avalon Chrystie Place I) Series
   2004A
   3.67%, 04/04/07 (a)(b)                                 20,000          20,000
Housing RB (Chelsea Arms) Series 1998A
   3.66%, 04/04/07 (a)(b)                                  5,000           5,000
Housing RB (Clinton Green North) Series 2005A
   3.70%, 04/04/07 (a)(b)                                  2,000           2,000
Housing RB (Normandie Court II) Series 1999A
   3.69%, 04/04/07 (a)(b)                                 14,000          14,000
Housing RB (Tribeca Landing) Series 1997A
   3.66%, 04/04/07 (a)(b)                                 18,400          18,400
Housing RB (Worth St) Series 2001A
   3.66%, 04/04/07 (a)(b)                                  2,600           2,600
RB (150 E 44th St) Series 2000A
   3.68%, 04/04/07 (a)(b)                                 13,000          13,000
RB (250 W 50th St) Series 1997A
   3.67%, 04/04/07 (a)(b)                                 25,800          25,800
RB (250 W 93rd St) Series 2005A
   3.69%, 04/04/07 (a)(b)                                  7,500           7,500
RB (345 E 94th St) Series 1998A
   3.67%, 04/04/07 (a)(b)                                  5,100           5,100
RB (345 E 94th St) Series 1999A
   3.67%, 04/04/07 (a)(b)                                  8,900           8,900
RB (70 Battery Place) Series 1997A
   3.69%, 04/04/07 (a)(b)                                 23,300          23,300
RB (Clinton Green South) Series 2005A
   3.70%, 04/04/07 (a)(b)                                 15,000          15,000
RB (E 84th St) Series 1995A
   3.67%, 04/04/07 (a)(b)                                 48,500          48,500
RB (Ocean Park Apts) Series 2005A
   3.62%, 04/04/07 (a)(b)                                 10,560          10,560
RB (Sea Park East) Series 2004A
   3.69%, 04/04/07 (a)(b)                                 17,600          17,600
RB (Tribeca Park) Series 1997A
   3.67%, 04/04/07 (a)(b)                                 10,500          10,500
RB (Union Square South) Series 1996A
   3.67%, 04/04/07 (a)(b)                                 14,400          14,400
RB (W 20th St) Series 2001A
   3.67%, 04/04/07 (a)(b)                                 20,800          20,800
RB (W 33rd St) Series 2003A
   3.69%, 04/04/07 (a)(b)                                  8,200           8,200
NEW YORK STATE LOCAL ASSISTANCE CORP
Refunding RB Series 1993C
   3.71%, 04/05/07 (a)(b)(c)(d)                            9,900           9,900
NEW YORK STATE MORTGAGE AGENCY
Homeowner Mortgage RB Series 129
   3.67%, 04/04/07 (a)(c)                                  1,000           1,000
Homeowner Mortgage RB Series 65
   3.70%, 04/05/07 (a)(c)(d)                               3,780           3,780
Homeowner Mortgage RB Series 77A
   3.69%, 04/01/07                                        35,495          35,495
Homeowner Mortgage RB Series 79
   3.69%, 04/05/07 (a)(c)(d)                              14,995          14,995
Homeowner Mortgage RB Series 87
   3.69%, 10/01/07 (a)(c)(d)                               4,820           4,820
NEW YORK STATE POWER AUTH
CP Series 1
   3.63%, 05/07/07                                         4,207           4,207
   3.65%, 05/04/07                                        15,931          15,931
CP Series 2
   3.62%, 05/04/07 (c)                                    10,800          10,800
Tender Notes Series 1985
   3.65%, 09/01/07 (a)(c)                                 12,000          12,000
NEW YORK STATE THRUWAY AUTH
General RB Series 2005F
   3.73%, 04/05/07 (a)(b)(c)(d)                            6,935           6,935
General RB Series 2006A
   3.69%, 04/05/07 (a)(b)(c)(d)                            2,000           2,000
General RB Series F
   3.69%, 04/05/07 (a)(b)(c)(d)                           14,505          14,505
General RB Series G
   3.66%, 04/05/07 (a)(b)(c)(d)                           25,000          25,000
   3.69%, 04/05/07 (a)(b)(c)                               5,000           5,000
General Refunding RB Series E
   3.68%, 04/05/07 (a)(c)(d)                               5,745           5,745
Personal Income Tax RB Series 2006A
   3.70%, 04/05/07 (a)(c)                                  5,055           5,055
NEW YORK STATE TOBACCO SETTLEMENT FINANCING CORP.
Asset-Backed RB (State Contingency Contract)
   Series 2003A1C
   3.69%, 04/05/07 (a)(b)(c)(d)                           15,900          15,900
NORTHPORT-EAST NORTHPORT UNION FREE SD
TAN 2006-2007
   3.73%, 06/29/07                                        30,000          30,055
ONTARIO CNTY IDA
Civic Facility RB (CHF-Finger Lakes LLC) Series
   2006A
   3.63%, 04/05/07 (a)(b)                                  6,000           6,000
PORT AUTH OF NEW YORK & NEW JERSEY
Consolidated Bonds 135th Series
   3.70%, 04/05/07 (a)(c)(d)                              17,000          17,000
Consolidated Bonds 144th Series
   3.70%, 04/05/07 (a)(c)                                  4,000           4,000
Consolidated Bonds 146th Series
   3.70%, 04/05/07 (a)(b)(c)(d)                           15,000          15,000
PORT AUTH OF NEW YORK AND NEW JERSEY
Consolidated Bonds 127th Series
   3.70%, 04/05/07 (a)(b)(c)(d)                            3,000           3,000
Consolidated Bonds 138th Series
   3.70%, 04/05/07 (a)(b)(c)(d)                            1,000           1,000
Consolidated Bonds 140th Series
   3.67%, 04/05/07 (a)(b)(c)(d)                            2,540           2,540
Consolidated Bonds 144th Series
   3.69%, 04/05/07 (a)(c)                                  9,400           9,400

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Consolidated Bonds 146th Series
   3.70%, 04/05/07 (a)(b)(c)                              19,275          19,275
Consolidated Bonds 85th Series
   3.68%, 04/05/07 (a)(c)(d)                               5,795           5,795
CP Series A
   3.63%, 04/03/07 (c)                                    10,655          10,655
CP Series B
   3.62%, 04/02/07 (c)                                     4,185           4,185
   3.62%, 05/04/07 (c)                                    10,000          10,000
   3.63%, 04/04/07 (c)                                    11,500          11,500
Special Project Bonds (JFK International Air
   Terminal) Series 6
   3.71%, 04/05/07 (a)(b)(c)(d)                            1,100           1,100
   3.73%, 04/04/07 (a)(b)(c)(d)                            1,465           1,465
ROCHESTER
GO BAN Series 2006II
   3.68%, 10/19/07                                        22,180          22,212
SACHEM CENTRAL SD
TAN 2006-2007
   3.76%, 06/27/07                                         7,000           7,012
SALES TAX ASSET RECEIVABLE CORP
RB Fiscal 2005 Series A
   3.69%, 04/05/07 (a)(b)(c)(d)                           34,485          34,485
   3.69%, 04/05/07 (a)(b)(c)                               6,400           6,400
   3.70%, 04/05/07 (a)(b)(c)                               5,595           5,595
SCHENECTADY IDA
IDRB (Fortitech Holding Corp) Series 1995A
   3.76%, 04/05/07 (a)(b)                                    535             535
ST LAWRENCE CNTY IDA
Civic Facility Refunding RB (Claxton-Hepburn
   Medical Center) Series 2006
   3.68%, 04/05/07 (a)(b)                                  3,935           3,935
SUFFOLK CNTY WATER AUTH
Water System RB Series 1992C
   3.64%, 04/04/07 (a)(b)(c)(d)                            6,660           6,660
SULLIVAN CNTY
BAN Series 2006
   3.85%, 07/19/07                                         8,000           8,015
SYRACUSE IDA
PILOT RB (Carousel Center) Series 2007A
   3.71%, 04/05/07 (a)(b)(c)                              50,500          50,500
TRIBOROUGH BRIDGE AND TUNNEL AUTH
General RB (MTA Bridges and Tunnels) Series
   2006A
   3.68%, 04/05/07 (a)(c)                                  5,109           5,108
General RB Series 2001A
   3.67%, 04/05/07 (a)(b)(c)(d)                           15,000          15,000
General Refunding RB Series 2002B
   3.68%, 04/04/07 (a)(b)(c)(d)                            8,930           8,930
   3.70%, 04/05/07 (a)(c)(d)                              14,000          14,000
General Refunding RB Series 2005B-2
   3.65%, 04/05/07 (a)(c)                                 10,000          10,000
General Refunding RB Series 2005B3
   3.64%, 04/05/07 (a)(c)                                  6,980           6,980
General Refunding RB Series 2005B4
   3.62%, 04/05/07 (a)(c)                                  5,000           5,000
TSASC, INC
Tobacco Settlement Asset-Backed Bonds Series
   2006-1
   3.71%, 04/05/07 (a)(b)(c)(d)                            5,600           5,600
                                                                      ----------
                                                                       2,413,509
PUERTO RICO 1.1%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement Refunding Bonds Series 2006A
   3.68%, 04/05/07 (a)(b)(c)(d)                            1,475           1,475
PUERTO RICO AQUEDUCT & SEWER AUTH
BAN Series 2006A
   3.71%, 04/05/07 (a)(b)(c)(d)                           15,100          15,100
PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
Transportation Refunding RB Series L
   3.66%, 04/05/07 (a)(b)(c)(d)                            8,700           8,700
PUERTO RICO HOUSING FINANCE CORP
Homeownership Mortgage RB Series 2000A
   3.66%, 04/05/07 (a)(b)(c)(d)                            3,035           3,035
                                                                     ------------
                                                                          28,310
                                                                     ------------
TOTAL MUNICIPAL SECURITIES
(COST $2,441,819)                                                      2,441,819
                                                                     ------------

END OF INVESTMENTS.

At 03/31/07, the tax basis cost of the fund's investments was $2,441,819.

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,037,948 or 42.3% of net assets.

 BAN -- Bond anticipation note
  GO -- General obligation
 HFA -- Housing finance agency
 IDA -- Industrial development authority
IDRB -- Industrial development revenue bond
  RB -- Revenue bond
 TAN -- Tax antipication note
TECP -- Tax-exempt commercial paper

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 97.4%  MUNICIPAL SECURITIES                             403,551         403,551
--------------------------------------------------------------------------------
 97.4%  TOTAL INVESTMENTS                                403,551         403,551
  2.6%  OTHER ASSETS AND LIABILITIES                                      10,675
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       414,226

ISSUER                                               FACE AMOUNT     VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
MUNICIPAL SECURITIES 97.4% OF NET ASSETS

PENNSYLVANIA 96.4%
--------------------------------------------------------------------------------
ALLEGHENY CNTY HOSPITAL DEVELOPMENT AUTH
RB (UPMC Senior Communities) Series 2003
   3.65%, 04/05/07 (a)(b)                                  2,540           2,540
RB (UPMC) Series 2005B
   3.78%, 04/05/07 (a)(e)                                  6,875           6,875
ALLEGHENY COUNTY PORT AUTH
Grant Anticipation Notes Series 2006
   3.79%, 06/29/07 (b)                                    10,200          10,217
BEAVER CNTY IDA
Pollution Control Refunding RB (First Energy
   Nuclear Generation Corp) Series 2005A
   3.70%, 04/04/07 (a)(b)                                  7,500           7,500
BERMUDIAN SPRINGS SD
GO Bonds Series 2005
   3.65%, 04/05/07 (a)(b)(c)                               3,600           3,600
CENTRAL BUCKS SD
GO Bonds Series 2000A
   3.70%, 04/05/07 (a)(b)(c)                               2,950           2,950
CHESTER CNTY SCHOOL AUTH
School Lease RB Series 2005
   3.72%, 04/05/07 (a)(b)(c)(d)                            1,745           1,745
DELAWARE CNTY IDA
Hospital RB (Crozer-Chester Medical Center)
   Series 2002
   3.65%, 04/05/07 (a)(b)                                  1,500           1,500
RB (YMCA of Philadelphia) Series 1999
   3.76%, 04/04/07 (a)(b)                                  1,555           1,555
DELAWARE VALLEY REGIONAL FINANCE AUTH
Local Government RB Series 1998A
   3.71%, 04/05/07 (a)(b)(c)(d)                            4,055           4,055
   3.73%, 04/05/07 (a)(b)(c)(d)                            1,300           1,300
ERIE SD
GO Bonds Series 2001A
   3.70%, 04/05/07 (a)(b)(c)(d)                            6,950           6,950
HANOVER PUBLIC SD
GO Bonds Series 2005
   3.65%, 04/05/07 (a)(b)(c)                               4,900           4,900
HARRISBURG AUTH
Water Refunding RB Series 2002B
   3.70%, 04/05/07 (a)(b)(c)                               4,000           4,000
Water Refunding RB Series 2003A
   3.70%, 04/05/07 (a)(b)(c)                               7,000           7,000
LEHICH CNTY IDA
Pollution Control Refunding RB (PPL Electric
   Utilities Corp) Series 2005B
   3.69%, 04/05/07 (a)(b)(c)                               3,290           3,290
LUZERNE CNTY IDA
RB (Methodist Homes) Series 2003
   3.70%, 04/04/07 (a)(b)                                  1,915           1,915
MERCER CNTY
GO Bonds Series 2001
   3.70%, 04/05/07 (a)(b)(c)(d)                            1,275           1,275
MONTGOMERY CNTY IDA
Environmental Facilities RB (Ionza Inc) Series
   2000
   3.73%, 04/05/07 (a)(b)                                  7,000           7,000
Pollution Control Refunding RB (Peco Energy Co)
   Series 1994A
   3.64%, 05/24/07 (b)                                    16,000          16,000
   3.68%, 06/14/07 (b)                                    13,000          13,000
School RB (Friends' Central School) Series 2002
   3.67%, 04/05/07 (a)(b)                                    835             835
MONTGOMERY CNTY REDEVELOPMENT AUTH
M/F Housing RB (Brookside Manor Apts) Series
   2001A
   3.61%, 04/05/07 (a)(b)                                  5,100           5,100
NORTHHAMPTON CNTY
RB (Binney and Smith) Series 1997A
   3.71%, 04/04/07 (a)(b)                                  3,250           3,250
RB (Binney and Smith) Series 1997B
   3.71%, 04/04/07 (a)(b)                                    745             745
NORWIN SD
GO Bonds Series 2001A
   3.70%, 04/05/07 (a)(b)(c)(d)                           14,210          14,210
PENNSYLVANIA
GO Bonds First Series of 2003
   3.70%, 04/05/07 (a)(b)(c)(d)                            3,870           3,870
GO Bonds Second Series of 2006
   3.69%, 04/05/07 (a)(c)(d)                              14,055          14,055

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
PENNSYLVANIA CONVENTION CENTER AUTH
RB Series 1989A
   3.70%, 04/05/07 (a)(b)(c)(d)                            2,745           2,745
PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCE AUTH
Exempt Facilities RB (Amtrak) Series 2001B
   3.73%, 04/05/07 (a)(b)                                 12,000          12,000
Exempt Facilities RB (Shippingport) Series 2005A
   3.73%, 04/04/07 (a)(b)                                  9,000           9,000
PENNSYLVANIA ENERGY DEVELOPMENT AUTH
RB (B&W Ebensburg) Series 1986
   3.70%, 04/04/07 (a)(b)                                  8,085           8,085
PENNSYLVANIA HFA
Residential Development Refunding RB Series
   2002A
   3.73%, 04/04/07 (a)(c)(d)                               6,000           6,000
S/F Mortgage RB Drawdown Series 2003
   3.72%, 04/05/07 (a)(b)(c)(d)                            2,405           2,405
S/F Mortgage RB Series 1999A
   3.73%, 04/01/07 (a)(c)(d)                               7,690           7,690
S/F Mortgage RB Series 2001-72A
   3.75%, 04/05/07 (a)(b)(c)                               2,495           2,495
S/F Mortgage RB Series 2002-74B
   3.71%, 04/05/07 (a)(c)(d)                               7,495           7,495
S/F Mortgage RB Series 2003-79A
   3.75%, 04/05/07 (a)(c)                                  1,935           1,935
S/F Mortgage RB Series 2004-83B
   3.67%, 04/01/35 (a)(c)                                 12,000          12,000
S/F Mortgage RB Series 2005-88B
   3.69%, 04/04/07 (a)(c)                                  1,785           1,785
S/F Mortgage RB Series 2006-96A
   3.75%, 04/05/07 (a)(c)                                  9,355           9,355
PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY
Student Loan RB Series 2000A
   3.75%, 04/04/07 (a)(b)(c)                              18,125          18,125
Student Loan RB Series 2001A
   3.75%, 04/04/07 (a)(b)(c)                               5,050           5,050
PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTH
RB (Temple University) First Series of 2006
   3.69%, 04/05/07 (a)(b)(c)                               4,167           4,168
RB (Temple University) Series 2006
   3.70%, 04/05/07 (a)(b)(c)                               5,975           5,975
RB (Univ of Pennsylvania Health Services) Series
   2005A
   3.70%, 04/05/07 (a)(b)(c)(d)                            3,000           3,000
PENNSYLVANIA PUBLIC SCHOOL BUILDING AUTH
Lease RB (Philadelphia SD) Series 2003
   3.69%, 04/05/07 (a)(b)(c)(d)                            1,936           1,936
RB (Parkland SD) Series 1999D
   3.70%, 04/05/07 (a)(b)(c)                               2,235           2,235
School Lease RB (Philadelphia SD) Series 2003
   3.69%, 04/05/07 (a)(b)(c)                               4,665           4,665
   3.70%, 04/05/07 (a)(b)(c)(d)                            7,600           7,600
School Lease RB (Philadelphia SD) Series 2006A
   3.69%, 04/05/07 (a)(b)(c)(d)                            4,000           4,000
School Lease RB (Richland SD) Series 2004
   3.68%, 04/05/07 (a)(b)(c)(d)                           10,130          10,130
PENNSYLVANIA STATE UNIV
Bonds Series 2007A
   3.69%, 04/05/07 (a)(b)(c)(d)                            3,000           3,000
PENNSYLVANIA TURNPIKE COMMISSION
RB Series 2002A3
   3.70%, 04/04/07 (a)(c)(d)                               7,000           7,000
RB Series 2006A
   3.70%, 04/05/07 (a)(b)(c)                               3,800           3,800
Registration Fee Refunding RB Series 2005A
   3.72%, 04/05/07 (a)(b)(c)(d)                            2,355           2,355
PHILADELPHIA
Airport RB Series 2005A
   3.73%, 04/05/07 (a)(b)(c)(d)                            1,000           1,000
Airport Refunding RB Series 2005C
   3.75%, 04/04/07 (a)(b)(c)                               6,830           6,830
GO Bonds Series 2006
   3.70%, 04/05/07 (a)(b)(c)(d)                            3,455           3,455
RB Series 2001A
   3.71%, 04/05/07 (a)(b)(c)                               5,250           5,250
TRAN Series 2006-2007 A
   3.77%, 06/29/07                                         7,000           7,012
Water and Wastewater RB Series 1997B
   3.65%, 04/04/07 (a)(b)(c)                                 120             120
PHILADELPHIA GAS WORKS
RB Third Series 2001
   3.70%, 04/05/07 (a)(b)(c)(d)                            1,700           1,700
PHILADELPHIA HOSPITAL & HIGHER EDUCATIONAL
FACILITIES Auth
Hospital RB (Children's Hospital of Philadelphia)
   Series 2007A
   3.69%, 04/05/07 (a)(c)(d)                               6,100           6,100
   3.71%, 04/05/07 (a)(c)(d)                               4,625           4,625
PHILADELPHIA IDA
RB (Cultural and Commercial Corridors Program)
   Series 2006A
   3.68%, 04/05/07 (a)(b)(c)(d)                            3,650           3,650
RB (Please Touch Museum) Series 2006
   3.71%, 04/05/07 (a)(b)(c)                               5,025           5,025
RB Series 1998A
   3.73%, 04/05/07 (a)(b)(c)(d)                            5,000           5,000
PHILADELPHIA REDEVELOPMENT AUTH
RB (Neighborhood Transformation Initiative)
   Series 2005C
   3.71%, 04/05/07 (a)(b)(c)(d)                            5,745           5,745
READING SD
GO Bonds Series 2003A
   3.70%, 04/05/07 (a)(b)(c)(d)                            4,225           4,225

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
SCRANTON REDEVELOPMENT AUTH
Guaranteed Lease RB Series 2004
   3.70%, 04/05/07 (a)(b)                                  6,905           6,905
TEMPLE UNIV
University Funding Obligations Series 2006
   3.68%, 04/26/07                                         8,250           8,257
UNIVERSITY OF PITTSBURGH
Notes Series 2006
   3.70%, 08/24/07                                         7,000           7,021
                                                                     -----------
                                                                         399,181
PUERTO RICO 1.0%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement GO Refunding Bonds Series
   2006A
   3.68%, 04/05/07 (a)(b)(c)                               4,370           4,370
                                                                     -----------
TOTAL MUNICIPAL SECURITIES
(COST $403,551)                                                          403,551

END OF INVESTMENTS.

At 03/31/07, the tax basis cost of the fund's investments was $403,551.

At 03/31/07, portfolio holdings included illiquid and/or restricted securities as follows:

ISSUER                                               FACE AMOUNT     COST/VALUE
RATE, ACQUISITION DATE,                              ($ X 1,000)     ($ X 1,000)
MATURITY DATE
ALLEGHENY CNTY HOSPITAL DEVELOPMENT AUTH
RB (UPMC) Series 2005B
   3.78%, 12/15/06, 04/05/07                               6,875           6,875

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to$ 148,316 or 35.8% of net assets.
(e) Illiquid and/or restricted security.

  GO -- General obligation
 HFA -- Housing finance agency
 IDA -- Industrial development authority
  RB -- Revenue bond
TRAN -- Tax and revenue anticipation note

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB RETIREMENT ADVANTAGE MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 84.9%  FIXED-RATE OBLIGATIONS                           605,976        605,976
 10.0%  VARIABLE-RATE OBLIGATIONS                         71,734         71,734
  6.2%  OTHER INVESTMENTS                                 43,995         43,995
--------------------------------------------------------------------------------
101.1%  TOTAL INVESTMENTS                                721,705        721,705
(1.1)%  OTHER ASSETS AND LIABILITIES                                     (7,649)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      714,056

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
FIXED-RATE OBLIGATIONS 84.9% OF NET ASSETS

BANK NOTES 0.8%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
   5.31%, 04/02/07                                         3,000           3,000
   5.31%, 05/23/07                                         3,000           3,000
                                                                     -----------
                                                                           6,000
CERTIFICATES OF DEPOSIT 23.8%
--------------------------------------------------------------------------------
ABBEY NATIONAL TREASURY SERVICES PLC
   5.32%, 06/22/07 (a)                                     2,000           2,000
   5.29%, 07/13/07 (a)                                     3,000           3,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
   5.28%, 06/01/07                                        10,000          10,001
BANK OF THE WEST
   5.34%, 04/26/07                                         5,000           5,000
BANK OF TOKYO MITSUBISHI UFJ LTD.
   5.31%, 04/03/07                                         7,000           7,000
BARCLAYS BANK PLC
   4.26%, 04/05/07                                         5,000           5,000
   5.29%, 05/08/07                                        10,000          10,000
BAYERISCHE HYPO- UND VEREINSBANK AG
   5.29%, 05/09/07                                         2,000           2,000
BNP PARIBAS
   5.36%, 05/31/07                                         2,000           2,000
   5.32%, 06/27/07                                         6,000           6,000
CALYON
   5.31%, 06/22/07                                         2,000           2,000
CANADIAN IMPERIAL BANK OF COMMERCE
   5.32%, 07/12/07                                         2,000           2,000
CITIBANK, N.A.
   5.31%, 05/18/07                                         8,000           8,000
   5.31%, 05/21/07                                         6,000           6,000
   5.31%, 05/22/07                                         3,000           3,000
   5.28%, 06/06/07                                         1,000           1,000
CREDIT AGRICOLE S.A.
   5.33%, 07/11/07                                         1,000           1,000
CREDIT SUISSE
   5.31%, 04/19/07                                         2,000           2,000
   5.33%, 07/11/07                                         8,000           8,000
DEUTSCHE BANK, AG
   5.31%, 07/09/07                                         5,000           5,000
   5.35%, 08/07/07                                         3,000           3,000
   5.30%, 10/10/07                                         3,000           3,000
   5.41%, 02/11/08                                         6,000           6,000
FIRST TENNESSEE BANK, N.A.
   5.28%, 06/06/07                                         1,000           1,000
HBOS TREASURY SERVICES, PLC
   5.33%, 08/20/07 (a)                                     3,000           3,000
HSBC BANK, PLC
   5.31%, 05/08/07                                         7,000           7,000
HSH NORDBANK, AG
   5.32%, 04/30/07                                         2,000           2,000
MITSUBISHI UFJ TRUST & BANKING CORP.
   5.31%, 05/08/07                                         3,000           3,000
MIZUHO CORPORATE BANK LTD.
   5.30%, 04/04/07                                         4,000           4,000
   5.31%, 04/05/07                                         3,000           3,000
   5.32%, 05/03/07                                         1,000           1,000
NORTHERN ROCK, PLC
   5.33%, 05/24/07                                         2,000           2,000
   5.32%, 06/12/07                                         1,000           1,000
ROYAL BANK OF SCOTLAND, PLC
   5.31%, 05/23/07                                        12,000          12,000
SKANDINAVISKA ENSKILDA BANKEN AB
   5.31%, 05/30/07                                         5,000           5,000
   5.31%, 07/06/07                                         3,000           3,000
SOCIETE GENERALE
   5.31%, 04/04/07                                         1,000           1,000
   5.32%, 06/22/07                                         3,000           3,000
TORONTO DOMINION BANK
   5.31%, 07/09/07                                         9,000           9,000
   5.32%, 07/10/07                                         1,000           1,000
UNICREDITO ITALIANO S.P.A.
   5.33%, 06/21/07                                         1,000           1,000
   5.35%, 08/13/07                                         2,000           2,000
WASHINGTON MUTUAL BANK
   5.29%, 05/30/07                                         1,000           1,000
WILMINGTON TRUST CO.
   5.31%, 07/05/07                                         3,000           3,000
                                                                     -----------
                                                                         170,001

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 59.7%
--------------------------------------------------------------------------------
ALLIANCE & LEICESTER, PLC
   5.29%, 06/07/07 (c)                                     3,000           2,971
ALLIED IRISH BANKS NORTH AMERICA
   5.34%, 08/09/07 (a)                                     2,000           1,962
ALPINE SECURITIZATION CORP.
   5.30%, 04/23/07 (a)(b)(c)                               4,000           3,987
AMSTEL FUNDING CORP.
   5.36%, 04/13/07 (b)(c)                                  5,000           4,991
   5.34%, 04/20/07 (b)(c)                                  3,000           2,992
   5.31%, 05/22/07 (b)(c)                                  1,000             993
AMSTERDAM FUNDING CORP.
   5.35%, 05/04/07 (a)(b)(c)                               3,000           2,986
ANGLO IRISH BANK CORP., PLC
   5.32%, 04/26/07 (c)                                     1,000             996
AQUINAS FUNDING, L.L.C.
   5.33%, 07/06/07 (a)(b)(c)                               2,000           1,972
ATLANTIC ASSET SECURITIZATION, L.L.C.
   5.29%, 04/19/07 (a)(b)(c)                               1,000             997
   5.31%, 05/29/07 (a)(b)(c)                               6,718           6,661
ATLANTIS ONE FUNDING CORP.
   5.30%, 05/17/07 (b)(c)                                  4,500           4,470
   5.32%, 07/05/07 (b)(c)                                  2,000           1,973
   5.30%, 07/20/07 (b)(c)                                  6,000           5,905
   5.35%, 08/09/07 (b)(c)                                  1,000             981
   5.33%, 08/20/07 (b)(c)                                  2,000           1,959
BANK OF AMERICA CORP.
   5.30%, 04/27/07                                         5,000           4,981
   5.30%, 06/08/07                                         1,100           1,089
   5.29%, 06/13/07                                         6,000           5,937
BANK OF IRELAND
   5.31%, 05/21/07 (c)                                     4,000           3,971
   5.34%, 08/06/07 (c)                                     1,000             982
BEAR STEARNS COMPANIES, INC.
   5.30%, 07/12/07                                         2,000           1,970
   5.35%, 08/03/07                                         6,000           5,892
BEETHOVEN FUNDING CORP.
   5.31%, 06/12/07 (a)(b)(c)                               4,686           4,637
CALYON NORTH AMERICA, INC.
   5.31%, 04/03/07 (a)                                     5,000           4,999
CANCARA ASSET SECURITISATION, L.L.C.
   5.29%, 06/08/07 (a)(b)(c)                               6,000           5,941
CC (USA), INC.
   5.31%, 05/22/07 (b)(c)                                  4,000           3,971
   5.30%, 06/05/07 (b)(c)                                  1,000             991
   5.31%, 07/02/07 (b)(c)                                  3,000           2,960
CHARIOT FUNDING, L.L.C.
   5.30%, 05/10/07 (a)(b)(c)                               4,000           3,977
CITIGROUP FUNDING, INC.
   5.29%, 04/13/07 (a)                                     5,000           4,991
   5.34%, 04/23/07 (a)                                     2,500           2,492
COBBLER FUNDING, L.L.C.
   5.32%, 06/15/07 (b)(c)                                  2,000           1,978
CONCORD MINUTEMEN CAPITAL CO., SERIES A
   5.30%, 04/25/07 (a)(b)(c)                               6,560           6,537
CROWN POINT CAPITAL CO., L.L.C.
   5.29%, 04/11/07 (a)(b)(c)                               3,000           2,996
   5.29%, 04/12/07 (a)(b)(c)                               2,000           1,997
DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
TRUST
   5.30%, 04/13/07 (b)(c)                                  3,000           2,995
   5.31%, 05/24/07 (b)(c)                                  5,000           4,961
   5.30%, 06/12/07 (b)(c)                                  1,000             990
DEPFA BANK, PLC
   5.31%, 04/18/07 (c)                                     1,000             997
DORADA FINANCE, INC.
   5.33%, 04/02/07 (b)(c)                                  1,000           1,000
   5.30%, 06/29/07 (b)(c)                                  1,500           1,481
EDISON ASSET SECURITIZATION CORP., L.L.C.
   5.32%, 06/20/07 (a)(b)(c)                               2,000           1,977
FAIRWAY FINANCE CO., L.L.C.
   5.30%, 04/16/07 (a)(b)(c)                               4,000           3,991
   5.31%, 04/25/07 (a)(b)(c)                               1,155           1,151
FALCON ASSET SECURITIZATION CORP.
   5.29%, 04/20/07 (a)(b)(c)                               2,274           2,268
   5.30%, 05/18/07 (a)(b)(c)                              11,000          10,925
FIVE FINANCE, INC.
   5.31%, 06/29/07 (b)(c)                                  2,000           1,974
   5.31%, 07/06/07 (b)(c)                                  1,932           1,905
GALAXY FUNDING, INC.
   5.30%, 06/20/07 (b)(c)                                  2,000           1,977
GENERAL ELECTRIC CAPITAL CORP.
   5.57%, 04/20/07                                         3,000           2,991
   5.41%, 05/01/07                                         8,000           7,965
   5.38%, 05/25/07                                         7,000           6,946
   5.30%, 06/11/07                                         2,000           1,980
   5.32%, 06/28/07                                         5,000           4,937
GENERAL ELECTRIC CAPITAL SERVICES
   5.31%, 07/05/07                                         5,000           4,932
GRAMPIAN FUNDING L.L.C.
   5.34%, 08/06/07 (a)(b)(c)                               3,000           2,945
HBOS TREASURY SERVICES, PLC
   5.29%, 05/09/07 (a)                                     1,400           1,392
   5.30%, 06/08/07 (a)                                     4,600           4,555
HSBC U.S.A., INC.
   5.33%, 06/21/07                                         3,000           2,965
ING (U.S.) FUNDING, L.L.C.
   5.30%, 05/08/07 (a)                                     1,000             995
   5.31%, 07/12/07 (a)                                     7,000           6,898
   5.32%, 08/24/07 (a)                                     3,000           2,937
IRISH LIFE & PERMANENT, PLC
   5.28%, 09/26/07 (c)                                     2,000           1,949
JUPITER SECURITIZATION CORP.
   5.30%, 06/08/07 (a)(b)(c)                               1,000             990
K2 (USA), L.L.C.
   5.33%, 05/29/07 (b)(c)                                  1,200           1,190
KITTY HAWK FUNDING CORP.
   5.30%, 04/20/07 (a)(b)(c)                               2,000           1,994
   5.31%, 06/19/07 (a)(b)(c)                               6,000           5,931
KLIO FUNDING CORP.
   5.31%, 04/10/07 (b)(c)                                  2,000           1,997
LEXINGTON PARKER CAPITAL CO., L.L.C.
   5.29%, 04/12/07 (a)(b)(c)                               3,000           2,995
   5.30%, 04/17/07 (a)(b)(c)                               2,000           1,995
   5.31%, 05/16/07 (a)(b)(c)                               2,651           2,634

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
MANE FUNDING CORP.
   5.32%, 04/23/07 (b)(c)                                  3,000           2,990
MERRILL LYNCH & CO., INC.
   5.36%, 06/15/07                                         6,000           5,936
MONT BLANC CAPITAL CORP.
   5.30%, 05/21/07 (a)(b)(c)                               3,000           2,978
MORGAN STANLEY
   5.32%, 06/26/07                                         9,000           8,889
   5.35%, 07/27/07                                         2,000           1,966
NATIONWIDE BUILDING SOCIETY U.S.
   5.31%, 05/03/07                                         5,500           5,475
   5.32%, 07/10/07                                         1,000             986
NATIXIS COMMERCIAL PAPER CORP.
   5.30%, 04/24/07 (a)                                     1,000             997
   5.29%, 05/11/07 (a)                                     4,000           3,977
   5.32%, 05/29/07 (a)                                     2,000           1,983
NIEUW AMSTERDAM RECEIVABLES CORP.
   5.30%, 05/29/07 (a)(b)(c)                               3,697           3,666
NORTHERN ROCK, PLC
   5.35%, 08/09/07                                         2,000           1,962
OLD LINE FUNDING, L.L.C.
   5.29%, 04/09/07 (a)(b)(c)                               7,000           6,992
   5.30%, 06/14/07 (a)(b)(c)                               4,000           3,957
PARK AVENUE RECEIVABLES CO., L.L.C.
   5.29%, 04/09/07 (a)(b)(c)                               1,370           1,368
   5.29%, 04/17/07 (a)(b)(c)                               9,000           8,979
PARK GRANADA, L.L.C.
   5.29%, 06/04/07 (b)(c)                                  5,000           4,954
PICAROS FUNDING, L.L.C.
   5.29%, 04/16/07 (a)(b)(c)                               1,250           1,247
   5.32%, 07/06/07 (a)(b)(c)                               3,000           2,958
RABOBANK USA FINANCIAL CORP.
   5.41%, 04/02/07 (a)                                     5,000           4,999
RANGER FUNDING CO., L.L.C.
   5.29%, 04/20/07 (a)(b)(c)                              12,000          11,967
SANTANDER CENTRAL HISPANO FINANCE (DELAWARE),
   INC.
   5.35%, 04/25/07 (a)                                     4,000           3,986
SCALDIS CAPITAL LTD.
   5.30%, 06/27/07 (a)(b)(c)                               2,011           1,986
SEDNA FINANCE, INC.
   5.35%, 07/30/07 (b)(c)                                  1,000             983
SHEFFIELD RECEIVABLES CORP.
   5.29%, 04/10/07 (a)(b)(c)                               6,000           5,992
SIGMA FINANCE, INC.
   5.31%, 05/29/07 (b)(c)                                  4,000           3,967
   5.29%, 06/05/07 (b)(c)                                  1,575           1,560
   5.30%, 06/25/07 (b)(c)                                  4,000           3,951
SOCIETE GENERALE NORTH AMERICA, INC.
   5.30%, 06/11/07 (a)                                     8,000           7,918
   5.32%, 07/12/07 (a)                                     2,000           1,971
SOLITAIRE FUNDING, L.L.C.
   5.29%, 06/12/07 (a)(b)(c)                               2,000           1,979
STADSHYPOTEK DELAWARE, INC.
   5.31%, 05/22/07 (a)(c)                                  2,000           1,985
STANFIELD VICTORIA FUNDING
   5.31%, 06/22/07 (a)(b)(c)                               3,000           2,964
SWEDBANK AB
   5.34%, 05/02/07                                         1,500           1,493
   5.29%, 05/08/07                                         4,300           4,277
THUNDER BAY FUNDING, L.L.C.
   5.29%, 04/11/07 (a)(b)(c)                               6,000           5,991
TICONDEROGA FUNDING, L.L.C.
   5.30%, 04/17/07 (a)(b)(c)                               2,000           1,995
   5.30%, 04/23/07 (a)(b)(c)                               3,000           2,990
   5.30%, 04/26/07 (a)(b)(c)                               1,000             996
TRIPLE-A ONE FUNDING CORP.
   5.29%, 04/20/07 (a)(b)(c)                               1,000             997
UBS FINANCE (DELAWARE), INC.
   5.33%, 04/02/07 (a)                                     1,150           1,150
   5.29%, 06/08/07 (a)                                     1,000             990
   5.30%, 06/27/07 (a)                                     2,000           1,975
   5.32%, 07/13/07 (a)                                    14,000          13,793
   5.35%, 08/14/07 (a)                                     6,000           5,883
UNICREDITO ITALIANO BANK (IRELAND) PLC
   5.36%, 07/31/07 (a)(c)                                  3,000           2,947
   5.36%, 08/07/07 (a)(c)                                  5,000           4,907
WESTPAC BANKING CORP.
   5.30%, 07/11/07 (c)                                     3,000           2,956
   5.34%, 08/08/07 (c)                                     4,000           3,925
   5.35%, 08/08/07 (c)                                     4,000           3,925
WHISTLEJACKET CAPITAL, L.L.C.
   5.30%, 04/27/07 (b)(c)                                  1,269           1,264
WHITE PINE FINANCE, L.L.C.
   5.29%, 04/12/07 (b)(c)                                  2,267           2,263
                                                                     -----------
                                                                         425,975

PROMISSORY NOTES 0.6%
--------------------------------------------------------------------------------
THE GOLDMAN SACHS GROUP, INC.
   5.64%, 04/10/07 (d)                                     4,000           4,000
                                                                     -----------
TOTAL FIXED-RATE OBLIGATIONS
(COST $605,976)                                                          605,976
                                                                     -----------

VARIABLE-RATE OBLIGATIONS 10.0% OF NET ASSETS

BMC SPECIAL CARE FACILITIES FINANCING AUTHORITY
   OF THE CITY OF MONTGOMERY, ALABAMA
   5.32%, 04/05/07 (a)                                     1,780           1,780
BNP PARIBAS
   5.27%, 04/02/07                                         5,000           5,000
   5.26%, 04/03/07                                         9,000           8,998
CITY OF NEW BRITAIN, CONNECTICUT
   5.35%, 04/05/07 (a)                                     2,800           2,800
CITY OF PALM SPRINGS, CALIFORNIA
   5.32%, 04/05/07 (a)                                     8,000           8,000
DEUTSCHE BANK, AG
   5.39%, 04/12/07                                         4,000           4,000
LEXINGTON PARKER CAPITAL CO., L.L.C.
   5.27%, 04/05/07 (a)(b)(c)                               2,000           2,000
LIBERTY LIGHTHOUSE U.S. CAPITAL CO., L.L.C.
   5.29%, 04/02/07 (b)(c)                                  2,000           2,000
LINKS FINANCE, L.L.C.
   5.32%, 04/16/07 (b)(c)                                  2,000           2,000

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
   5.33%, 04/30/07 (b)(c)                                  1,000           1,000
LOANSTAR ASSETS PARTNERS II, L.P.
   5.34%, 04/05/07 (a)                                     5,000           5,000
NEW YORK CITY IDA
   5.37%, 04/05/07 (a)                                       145             145
ROYAL BANK OF CANADA
   5.25%, 04/03/07                                         9,000           9,000
SEDNA FINANCE, INC.
   5.29%, 04/12/07 (b)(c)                                  2,000           2,000
SIGMA FINANCE, INC.
   5.32%, 06/25/07 (b)(c)                                  3,000           3,000
SUMITOMO TRUST & BANKING CO.
   5.32%, 04/16/07                                         4,000           4,000
   5.32%, 04/30/07                                         5,000           5,000
WACHOVIA ASSET SECURITIZATION ISSUANCE, L.L.C.
   5.31%, 04/25/07 (a)(b)(c)                               1,011           1,011
WHISTLEJACKET CAPITAL, L.L.C.
   5.28%, 04/16/07 (b)(c)                                  2,000           2,000
WHITE PINE FINANCE, L.L.C.
   5.28%, 04/20/07 (b)(c)                                  3,000           3,000
                                                                     -----------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $71,734)                                                            71,734
                                                                     -----------

OTHER INVESTMENTS 6.2% OF NET ASSETS

REPURCHASE AGREEMENTS 6.2%
--------------------------------------------------------------------------------
CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement dated 03/30/07,
   due 04/02/07 at 5.38%, fully collateralized
   by U.S. Government Securities with a value of
   $14,275                                                14,002          13,995
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement, dated 03/30/07,
   due 04/02/07 at 5.38%, fully collateralized
   by U.S. Government Securities with a value of
   $30,600                                                30,013          30,000
                                                                     -----------
TOTAL OTHER INVESTMENTS
(COST $43,995)                                                            43,995
                                                                     -----------

END OF INVESTMENTS.

At 03/31/07, the tax basis cost of the fund's investments was $721,705.

At 03/31/07, portfolio holdings included illiquid and/or restricted securities as follows:

ISSUER                                               FACE AMOUNT        VALUE
RATE, ACQUISITION DATE,                              ($ X 1,000)     ($ X 1,000)
MATURITY DATE
THE GOLDMAN SACHS GROUP, INC.
   5.64%, 07/14/06, 04/10/07                               4,000           4,000
                                                                     -----------

(a) Credit-enhanced security.
(b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $279,574 or 39.2% of net assets.
(d) Illiquid and/or restricted security.

IDA -- Industrial development authority

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB INVESTOR MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 82.7%  FIXED-RATE OBLIGATIONS                         1,302,083       1,302,083
 12.4%  VARIABLE-RATE OBLIGATIONS                        194,394         194,394
  4.5%  OTHER INVESTMENTS                                 71,296          71,296
--------------------------------------------------------------------------------
 99.6%  TOTAL INVESTMENTS                              1,567,773       1,567,773
  0.4%  OTHER ASSETS AND LIABILITIES                                       7,005
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     1,574,778

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
FIXED-RATE OBLIGATIONS 82.7% OF NET ASSETS

BANK NOTES 2.2%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
   5.31%, 04/02/07                                         2,000           2,000
   5.31%, 04/23/07                                         3,000           3,000
   5.31%, 05/23/07                                         5,000           5,000
   5.31%, 06/12/07                                        18,000          18,000
   5.29%, 07/13/07                                         7,000           7,000
                                                                     -----------
                                                                          35,000
CERTIFICATES OF DEPOSIT 21.0%
--------------------------------------------------------------------------------
ABBEY NATIONAL TREASURY SERVICES PLC
   5.29%, 07/13/07 (a)                                     7,000           7,000
ALLIANCE & LEICESTER PLC
   5.32%, 04/23/07                                         6,000           6,000
BANCA INTESA S.P.A.
   5.35%, 04/16/07                                         6,000           6,000
   5.36%, 04/18/07                                         2,000           2,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
   5.31%, 05/29/07                                        17,000          17,000
   5.31%, 06/01/07                                         5,000           5,000
BANK OF AMERICA, N.A.
   5.29%, 09/12/07                                         4,000           4,000
BANK OF IRELAND
   5.33%, 05/10/07                                         4,000           4,000
   5.35%, 08/09/07                                         1,000           1,000
BARCLAYS BANK PLC
   5.26%, 04/05/07                                         2,000           2,000
   5.31%, 04/10/07                                         5,000           5,000
   5.32%, 04/24/07                                         3,000           3,000
   5.29%, 05/08/07                                         3,000           3,000
   5.31%, 05/30/07                                        12,000          12,000
BAYERISCHE HYPO- UND VEREINSBANK AG
   5.29%, 05/09/07                                         2,000           2,000
BAYERISCHE LANDESBANK
   5.31%, 04/12/07                                         2,000           2,000
BNP PARIBAS
   5.31%, 04/04/07                                         1,000           1,000
   5.36%, 05/31/07                                         3,000           3,000
   5.32%, 06/27/07                                        13,000          13,000
CANADIAN IMPERIAL BANK OF COMMERCE
   5.32%, 07/10/07                                         5,000           5,000
   5.32%, 07/12/07                                        10,000          10,000
   5.33%, 10/12/07                                         4,000           4,000
CHARTER ONE BANK, N.A.
   5.32%, 04/17/07                                         4,000           4,000
CITIBANK, N.A.
   5.31%, 05/21/07                                        14,000          14,000
   5.31%, 05/22/07                                         5,000           5,000
   5.31%, 05/25/07                                         2,000           2,000
   5.30%, 06/05/07                                         2,000           2,000
CREDIT AGRICOLE S.A.
   5.34%, 04/30/07                                         2,000           2,000
   5.37%, 05/18/07                                         5,000           5,000
   5.30%, 06/27/07                                         7,000           7,000
   5.33%, 07/11/07                                         6,000           6,000
CREDIT SUISSE
   5.31%, 05/07/07                                         4,000           4,000
   5.30%, 06/13/07                                         5,000           5,000
   5.30%, 06/14/07                                        19,000          19,000
   5.33%, 07/11/07                                         1,000           1,000
DEPFA BANK, PLC
   5.31%, 07/05/07                                         5,000           5,000
DEUTSCHE BANK, AG
   5.34%, 07/24/07                                         8,000           8,000
   5.35%, 08/07/07                                         5,000           5,000
   5.33%, 10/09/07                                         7,000           7,000
   5.41%, 02/11/08                                        10,000          10,000
HBOS TREASURY SERVICES, PLC
   5.33%, 08/20/07 (a)                                     6,000           6,000
HSBC BANK, PLC
   5.31%, 05/08/07                                        12,000          12,000
HSH NORDBANK, AG
   5.32%, 04/30/07                                         5,000           5,000
ING BANK N.V.
   5.31%, 05/31/07                                        12,000          12,000
   5.34%, 08/21/07                                         5,000           5,000
INTESA SANPAOLO
   5.33%, 07/18/07                                         1,000           1,000
LANDESBANK BADEN-WURTTEMBERG
   5.30%, 09/06/07                                         6,000           5,999
MITSUBISHI UFJ TRUST & BANKING CORP.
   5.31%, 05/08/07                                         2,000           2,000

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
NORTHERN ROCK, PLC
   5.33%, 05/24/07                                         5,000           5,000
   5.32%, 06/12/07                                         3,000           3,000
SKANDINAVISKA ENSKILDA BANKEN AB
   5.31%, 05/30/07                                         1,000           1,000
   5.28%, 09/28/07                                         1,000           1,000
SOCIETE GENERALE
   5.30%, 04/30/07                                         3,000           3,000
   5.32%, 07/02/07                                         1,000           1,000
   5.33%, 10/16/07                                         1,000           1,000
   5.34%, 10/29/07                                         3,000           3,000
SUMITOMO TRUST & BANKING CO.
   5.35%, 08/20/07                                         1,000           1,000
SVENSKA HANDELSBANKEN AB
   5.34%, 10/26/07                                         6,000           5,999
TORONTO DOMINION BANK
   5.31%, 07/09/07                                         1,000           1,000
UNICREDITO ITALIANO S.P.A.
   5.33%, 06/21/07                                         5,000           5,000
   5.35%, 08/13/07                                         3,000           3,000
UNION BANK OF CALIFORNIA
   5.31%, 04/26/07                                         5,000           5,000
WASHINGTON MUTUAL BANK
   5.33%, 07/18/07                                         6,000           6,000
   5.33%, 08/16/07                                         1,000           1,000
   5.33%, 08/20/07                                         2,000           2,000
WILMINGTON TRUST CO.
   5.36%, 04/13/07                                         4,000           4,000
   5.31%, 07/05/07                                         1,000           1,000
                                                                     -----------
                                                                         329,998
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 59.5%
--------------------------------------------------------------------------------
ALLIANCE & LEICESTER, PLC
   5.33%, 05/18/07 (c)                                     2,000           1,986
   5.29%, 06/07/07 (c)                                     4,000           3,961
ALLIED IRISH BANKS NORTH AMERICA, INC.
   5.34%, 08/09/07 (a)                                     1,000             981
AMSTEL FUNDING CORP.
   5.36%, 04/13/07 (b)(c)                                  4,000           3,993
   5.32%, 05/02/07 (b)(c)                                  2,000           1,991
   5.32%, 05/18/07 (b)(c)                                  1,000             993
   5.31%, 05/22/07 (b)(c)                                  3,000           2,978
   5.33%, 06/20/07 (b)(c)                                  1,000             989
AMSTERDAM FUNDING CORP.
   5.29%, 04/17/07 (a)(b)(c)                              10,000           9,977
   5.29%, 04/20/07 (a)(b)(c)                               5,000           4,986
ANGLO IRISH BANK CORP., PLC
   5.30%, 06/04/07 (c)                                     2,000           1,981
AQUINAS FUNDING, L.L.C.
   5.30%, 04/25/07 (a)(b)(c)                               1,134           1,130
   5.33%, 07/06/07 (a)(b)(c)                               6,000           5,917
ATLANTIC ASSET SECURITIZATION, L.L.C.
   5.29%, 04/11/07 (a)(b)(c)                               7,000           6,990
   5.29%, 04/19/07 (a)(b)(c)                              10,000           9,974
ATLANTIS ONE FUNDING CORP.
   5.33%, 05/09/07 (b)(c)                                  7,000           6,962
   5.29%, 06/07/07 (b)(c)                                  4,000           3,961
   5.31%, 06/18/07 (b)(c)                                  7,000           6,921
   5.30%, 06/28/07 (b)(c)                                  7,000           6,911
   5.35%, 07/23/07 (b)(c)                                  4,000           3,935
   5.35%, 08/09/07 (b)(c)                                  6,000           5,887
BANK OF AMERICA CORP.
   5.31%, 04/02/07                                         1,000           1,000
   5.30%, 04/20/07                                         1,000             997
   5.30%, 04/27/07                                         5,000           4,981
   5.31%, 05/24/07                                         3,000           2,977
   5.33%, 06/04/07                                         4,000           3,963
   5.30%, 06/08/07                                        20,000          19,803
   5.29%, 06/13/07                                        13,000          12,863
   5.30%, 06/19/07                                         7,000           6,920
BANK OF IRELAND
   5.29%, 05/08/07 (c)                                     1,100           1,094
   5.31%, 05/21/07 (c)                                     6,000           5,957
BARCLAYS US FUNDING CORP.
   5.30%, 06/26/07 (a)                                     2,000           1,975
   5.33%, 08/17/07 (a)                                     2,000           1,960
BEAR STEARNS COMPANIES, INC.
   5.31%, 04/27/07                                         1,000             996
   5.30%, 07/12/07                                         7,000           6,897
   5.35%, 08/03/07                                         6,000           5,892
BEETHOVEN FUNDING CORP.
   5.30%, 05/17/07 (a)(b)(c)                               5,000           4,967
   5.32%, 06/19/07 (a)(b)(c)                               4,000           3,954
BETA FINANCE, INC.
   5.30%, 06/13/07 (b)(c)                                  1,000             989
CANCARA ASSET SECURITIZATION, L.L.C.
   5.29%, 06/08/07 (a)(b)(c)                              10,340          10,238
   5.30%, 06/12/07 (a)(b)(c)                               5,000           4,948
CC (USA), INC.
   5.31%, 05/22/07 (b)(c)                                  3,000           2,978
CHARIOT FUNDING, L.L.C.
   5.29%, 04/18/07 (a)(b)(c)                               2,000           1,995
   5.30%, 05/10/07 (a)(b)(c)                               6,000           5,966
   5.31%, 05/21/07 (a)(b)(c)                               1,681           1,669
CITIGROUP FUNDING, INC.
   5.29%, 04/13/07 (a)                                     6,000           5,990
   5.32%, 04/20/07 (a)                                    13,000          12,964
   5.33%, 05/04/07 (a)                                    12,000          11,942
   5.32%, 05/07/07 (a)                                    10,000           9,948
   5.32%, 05/21/07 (a)                                    13,000          12,905
   5.31%, 05/29/07 (a)                                     3,000           2,975
   5.30%, 06/21/07 (a)                                     6,000           5,929
CLIPPER RECEIVABLES CO., L.L.C.
   5.28%, 04/11/07 (a)(b)(c)                               7,900           7,889
   5.29%, 06/06/07 (a)(b)(c)                              13,000          12,876
COBBLER FUNDING, L.L.C.
   5.31%, 04/20/07 (b)(c)                                  1,055           1,052
   5.32%, 06/15/07 (b)(c)                                  2,000           1,978
   5.32%, 06/25/07 (b)(c)                                  1,664           1,643
CONCORD MINUTEMEN CAPITAL CO., SERIES A
   5.36%, 04/19/07 (a)(b)(c)                               4,000           3,990
   5.30%, 06/22/07 (a)(b)(c)                               4,177           4,127
CROWN POINT CAPITAL CO., L.L.C.
   5.29%, 04/11/07 (a)(b)(c)                               6,000           5,991
   5.29%, 04/12/07 (a)(b)(c)                               1,000             998
   5.32%, 04/16/07 (a)(b)(c)                              10,000           9,978
   5.37%, 04/23/07 (a)(b)(c)                               4,000           3,987
DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
TRUST
   5.30%, 04/13/07 (b)(c)                                  8,000           7,986

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
   5.32%, 04/18/07 (b)(c)                                 14,600          14,564
   5.30%, 06/07/07 (b)(c)                                  5,000           4,951
DNB NOR BANK ASA
   5.31%, 07/11/07                                         1,000             986
DORADA FINANCE, INC.
   5.30%, 06/29/07 (b)(c)                                  6,000           5,922
EDISON ASSET SECURITIZATION CORP., L.L.C.
   5.32%, 05/23/07 (a)(b)(c)                               5,360           5,319
   5.32%, 06/20/07 (a)(b)(c)                               1,000             989
FAIRWAY FINANCE CO., L.L.C.
   5.29%, 04/26/07 (a)(b)(c)                               8,000           7,971
FALCON ASSET SECURITIZATION CORP.
   5.30%, 06/20/07 (a)(b)(c)                               4,189           4,140
FIVE FINANCE, INC.
   5.31%, 05/22/07 (b)(c)                                  2,000           1,985
   5.31%, 05/29/07 (b)(c)                                  5,000           4,958
   5.33%, 08/17/07 (b)(c)                                  1,000             980
GALAXY FUNDING, INC.
   5.31%, 06/11/07 (b)(c)                                  6,000           5,938
GENERAL ELECTRIC CAPITAL CORP.
   5.41%, 05/01/07                                        14,000          13,939
   5.38%, 05/25/07                                         5,000           4,961
   5.30%, 06/11/07                                         4,000           3,959
   5.32%, 06/28/07                                        16,000          15,799
GENERAL ELECTRIC CAPITAL SERVICES
   5.31%, 07/05/07                                        11,000          10,850
GENERAL ELECTRIC CO.
   5.33%, 06/18/07                                        14,000          13,842
   5.33%, 06/29/07                                        13,000          12,833
GRAMPIAN FUNDING, L.L.C.
   5.33%, 04/27/07 (a)(b)(c)                               2,450           2,441
   5.34%, 04/27/07 (a)(b)(c)                               1,000             996
   5.33%, 05/21/07 (a)(b)(c)                               1,500           1,489
   5.30%, 06/25/07 (a)(b)(c)                               2,000           1,975
   5.28%, 09/21/07 (a)(b)(c)                               6,000           5,852
HBOS TREASURY SERVICES, PLC
   5.31%, 04/23/07 (a)                                     1,000             997
   5.30%, 06/08/07 (a)                                     1,100           1,089
   5.30%, 06/28/07 (a)                                     6,000           5,923
   5.33%, 07/18/07 (a)                                     1,000             984
HSBC U.S.A., INC.
   5.32%, 06/28/07                                         6,000           5,924
ING (U.S.) FUNDING, L.L.C.
   5.32%, 04/19/07 (a)                                     1,100           1,097
   5.30%, 05/08/07 (a)                                     6,260           6,226
   5.31%, 05/31/07 (a)                                     1,000             991
IRISH LIFE & PERMANENT, PLC
   5.33%, 06/19/07 (c)                                     2,500           2,472
   5.33%, 08/22/07 (c)                                     2,000           1,959
JUPITER SECURITIZATION CORP.
   5.28%, 06/04/07 (a)(b)(c)                              13,000          12,880
K2 (USA), L.L.C.
   5.35%, 08/14/07 (b)(c)                                  2,000           1,961
   5.33%, 08/16/07 (b)(c)                                  3,000           2,941
KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.
   5.29%, 04/05/07 (a)(c)                                  3,000           2,998
KITTY HAWK FUNDING CORP.
   5.30%, 04/20/07 (a)(b)(c)                               4,000           3,989
   5.30%, 05/25/07 (a)(b)(c)                               3,500           3,472
KLIO FUNDING CORP.
   5.31%, 04/10/07 (b)(c)                                  5,000           4,993
LEXINGTON PARKER CAPITAL CO., L.L.C.
   5.31%, 04/12/07 (a)(b)(c)                               1,000             998
   5.35%, 08/09/07 (a)(b)(c)                               5,428           5,326
   5.33%, 08/21/07 (a)(b)(c)                               7,463           7,310
LINKS FINANCE, L.L.C.
   5.34%, 04/12/07 (b)(c)                                  2,000           1,997
MANE FUNDING CORP.
   5.32%, 04/23/07 (b)(c)                                  4,000           3,987
   5.31%, 06/20/07 (b)(c)                                  1,000             988
MORGAN STANLEY
   5.33%, 05/22/07                                         7,000           6,948
   5.33%, 06/21/07                                         8,000           7,907
NATIONWIDE BUILDING SOCIETY U.S.
   5.30%, 06/21/07                                         6,000           5,929
   5.32%, 07/10/07                                         5,000           4,928
NATIXIS COMMERCIAL PAPER CORP. (CNCE)
   5.29%, 05/11/07 (a)                                     1,000             994
   5.32%, 05/29/07 (a)                                    13,000          12,890
NIEUW AMSTERDAM RECEIVABLES CORP.
   5.29%, 04/12/07 (a)(b)(c)                               1,000             998
   5.30%, 05/29/07 (a)(b)(c)                               3,000           2,975
   5.33%, 06/13/07 (a)(b)(c)                               4,000           3,958
NORTHERN ROCK, PLC
   5.35%, 08/09/07                                         3,000           2,944
OLD LINE FUNDING, L.L.C.
   5.31%, 06/14/07 (a)(b)(c)                               2,570           2,542
PARK AVENUE RECEIVABLES CO. L.L.C.
   5.30%, 04/25/07 (a)(b)(c)                               5,000           4,982
PARK GRANADA, L.L.C.
   5.33%, 04/30/07 (b)(c)                                  4,000           3,983
   5.29%, 06/04/07 (b)(c)                                  7,000           6,935
   5.31%, 09/25/07 (b)(c)                                  1,000             975
PICAROS FUNDING, L.L.C.
   5.31%, 06/19/07 (a)(b)(c)                               8,000           7,908
   5.32%, 07/06/07 (a)(b)(c)                               2,000           1,972
RABOBANK USA FINANCIAL CORP.
   5.41%, 04/02/07 (a)                                    15,000          14,998
SANTANDER CENTRAL HISPANO FINANCE (DELAWARE),
INC.
   5.37%, 04/16/07 (a)                                     3,000           2,993
   5.35%, 04/25/07 (a)                                     4,000           3,986
SCALDIS CAPITAL LTD.
   5.32%, 04/25/07 (a)(b)(c)                               1,500           1,495
   5.30%, 06/11/07 (a)(b)(c)                               5,841           5,781
   5.30%, 06/21/07 (a)(b)(c)                               8,665           8,563
SEDNA FINANCE, INC.
   5.34%, 09/24/07 (b)(c)                                  6,000           5,848
SHEFFIELD RECEIVABLES CORP.
   5.29%, 04/10/07 (a)(b)(c)                               7,000           6,991

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
SIGMA FINANCE, INC.
   5.31%, 05/29/07 (b)(c)                                  8,000           7,933
   5.31%, 05/30/07 (b)(c)                                  1,000             991
   5.29%, 06/29/07 (b)(c)                                  2,000           1,974
   5.35%, 08/01/07 (b)(c)                                  7,000           6,876
SKANDINAVISKA ENSKILDA BANKEN AB
   5.30%, 04/04/07                                         8,950           8,946
   5.37%, 04/10/07                                         1,000             999
   5.35%, 08/02/07                                         3,000           2,947
SOCIETE GENERALE NORTH AMERICA, INC.
   5.33%, 04/02/07 (a)                                     2,000           2,000
   5.31%, 04/17/07 (a)                                    10,000           9,977
   5.37%, 04/20/07 (a)                                     1,000             997
   5.30%, 05/03/07 (a)                                     5,000           4,977
   5.36%, 05/15/07 (a)                                     2,000           1,987
   5.30%, 06/11/07 (a)                                     3,000           2,970
   5.30%, 06/11/07 (a)                                     1,600           1,584
SOLITAIRE FUNDING, L.L.C.
   5.29%, 06/06/07 (a)(b)(c)                               1,520           1,505
   5.29%, 06/12/07 (a)(b)(c)                               7,000           6,927
   5.30%, 06/27/07 (a)(b)(c)                               1,000             987
STADSHYPOTEK DELAWARE, INC.
   5.31%, 05/22/07 (a)(c)                                  4,000           3,970
STANFIELD VICTORIA FUNDING
   5.30%, 05/11/07 (b)(c)                                  7,000           6,959
SVENSKA HANDELSBANKEN, INC.
   5.31%, 04/04/07 (a)                                     2,374           2,373
SWEDBANK AB
   5.31%, 04/12/07                                         2,000           1,997
   5.34%, 05/02/07                                         7,000           6,969
   5.35%, 08/16/07                                         1,000             980
THE GOLDMAN SACHS GROUP, INC.
   5.29%, 05/07/07                                         9,000           8,953
THUNDER BAY FUNDING, L.L.C.
   5.29%, 04/11/07 (a)(b)(c)                               9,000           8,987
TICONDEROGA FUNDING, L.L.C.
   5.30%, 04/23/07 (a)(b)(c)                               7,000           6,977
   5.30%, 05/15/07 (a)(b)(c)                               4,975           4,943
UBS FINANCE (DELAWARE), INC.
   5.29%, 04/02/07 (a)                                    16,000          15,998
   5.29%, 04/09/07 (a)                                    16,000          15,982
   5.31%, 04/19/07 (a)                                     3,000           2,992
   5.29%, 05/07/07 (a)                                     2,425           2,412
   5.30%, 06/04/07 (a)                                     6,000           5,945
   5.30%, 06/12/07 (a)                                     1,000             990
   5.30%, 06/18/07 (a)                                     1,000             989
   5.29%, 07/17/07 (a)                                     1,000             985
   5.34%, 08/02/07 (a)                                     7,000           6,876
   5.35%, 08/13/07 (a)                                     1,000             981
UNICREDITO ITALIANO BANK (IRELAND) PLC
   5.30%, 04/10/07 (a)(c)                                  7,000           6,991
   5.36%, 08/07/07 (a)(c)                                  6,000           5,889
VARIABLE FUNDING CAPITAL CORP.
   5.29%, 05/03/07 (a)(b)(c)                              10,000           9,953
WESTPAC BANKING CORP.
   5.34%, 05/02/07 (c)                                     1,000             996
   5.31%, 05/07/07 (c)                                     5,000           4,974
   5.33%, 05/07/07 (c)                                     3,000           2,985
   5.29%, 06/13/07 (c)                                     1,000             989
   5.34%, 08/08/07 (c)                                     9,000           8,832
   5.35%, 08/08/07 (c)                                     4,000           3,925
WESTPAC TRUST SECURITIES NZ LTD.
   5.36%, 04/17/07 (a)(c)                                  1,000             998
WHISTLEJACKET CAPITAL, L.L.C.
   5.30%, 04/03/07 (b)(c)                                  3,000           2,999
WHITE PINE FINANCE, L.L.C.
   5.29%, 04/10/07 (b)(c)                                  5,000           4,993
WINDMILL FUNDING CORP.
   5.29%, 04/09/07 (a)(b)(c)                               2,700           2,697
   5.30%, 05/18/07 (a)(b)(c)                               5,000           4,966
YORKTOWN CAPITAL, L.L.C.
   5.29%, 04/23/07 (a)(b)(c)                               8,000           7,974
   5.33%, 05/10/07 (a)(b)(c)                               1,000             994
                                                                      ----------
                                                                         937,085
                                                                      ----------
TOTAL FIXED-RATE OBLIGATIONS
(COST $1,302,083)                                                      1,302,083
                                                                      ----------
VARIABLE-RATE OBLIGATIONS 12.4% OF NET ASSETS

BANK OF NOVA SCOTIA
   5.26%, 04/04/07                                        20,000          19,995
BARCLAYS BANK PLC
   5.28%, 04/05/07                                         5,000           5,000
   5.28%, 04/16/07                                        10,000           9,999
BNP PARIBAS
   5.27%, 04/02/07                                        11,000          10,999
   5.26%, 04/03/07                                         7,000           6,999
CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
   5.35%, 04/04/07 (a)                                     1,760           1,760
DEUTSCHE BANK, AG
   5.39%, 04/12/07                                        19,000          19,001
DEVELOPMENT AUTHORITY OF COLUMBUS, GA
   5.34%, 04/05/07 (a)                                     1,570           1,570
EAGLE COUNTY, COLORADO TAXABLE HOUSING FACILITIES
   5.32%, 04/05/07 (a)                                     1,500           1,500
LEXINGTON PARKER CAPITAL CO., L.L.C.
   5.27%, 04/05/07 (a)(b)(c)                               9,000           8,999
LIBERTY LIGHTHOUSE U.S. CAPITAL CO., L.L.C.
   5.28%, 04/02/07 (b)(c)                                  2,000           2,000
   5.29%, 04/02/07 (b)(c)                                  2,000           2,000
   5.31%, 07/02/07 (b)(c)                                  1,000           1,000
LINKS FINANCE, L.L.C.
   5.33%, 04/30/07 (b)(c)                                  7,000           7,000
LP PINEWOODS SPV, INC.
   5.32%, 04/05/07 (a)                                    15,000          15,000
ROYAL BANK OF CANADA
   5.25%, 04/03/07                                         2,000           2,000
ROYAL BANK OF SCOTLAND, PLC
   5.26%, 04/16/07                                         8,000           7,999
   5.27%, 04/26/07                                        18,000          17,995
SEDNA FINANCE, INC.
   5.29%, 04/12/07 (b)(c)                                  1,000           1,000
   5.33%, 06/15/07 (b)(c)                                  3,000           3,000
SIGMA FINANCE, INC.
   5.32%, 04/16/07 (b)(c)                                  2,000           2,000

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
   5.32%, 06/25/07 (b)(c)                                  5,000           5,000
SUMITOMO TRUST & BANKING CO.
   5.32%, 04/30/07                                        17,000          17,000
SWEDBANK AB
   5.31%, 06/15/07                                         4,000           4,000
THE GOLDMAN SACHS GROUP, INC.
   5.34%, 04/02/07 (d)                                    10,000          10,000
VILLAGE OF STURTEVANT, WI
   5.40%, 04/05/07 (a)                                       580             580
WHISTLEJACKET CAPITAL, L.L.C.
   5.28%, 04/16/07 (b)(c)                                  4,000           3,999
WHITE PINE FINANCE, L.L.C.
   5.28%, 04/20/07 (b)(c)                                  5,000           5,000
   5.28%, 04/25/07 (b)(c)                                  2,000           1,999
                                                                      ----------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $194,394)                                                          194,394
                                                                      ----------

ISSUER                                             MATURITY AMOUNT      VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
OTHER INVESTMENTS 4.5% OF NET ASSETS

REPURCHASE AGREEMENTS 4.5%
--------------------------------------------------------------------------------
CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement dated 03/30/07,
   due 04/02/07 at 5.38%, fully collateralized
   by U.S. Government Securities with a value of
   $1,325.                                                 1,296           1,296
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement dated 03/30/07,
   due 04/02/07 at 5.38%, fully collateralized
   by U.S. Government Securities with a value of
   $71,401.                                               70,031          70,000
                                                                      ----------
TOTAL OTHER INVESTMENTS
(COST $71,296)                                                            71,296
                                                                      ----------

END OF INVESTMENTS.

At 03/31/07, the tax basis cost of the fund's investments was $1,567,773.

At 03/31/07, portfolio holdings included illiquid and/or restricted securities as follows:

ISSUER                                               FACE AMOUNT        VALUE
RATE, ACQUISITION DATE,                              ($ X 1,000)     ($ X 1,000)
MATURITY DATE

THE GOLDMAN SACHS GROUP, INC.
   5.34%, 07/06/06, 04/02/07                              10,000          10,000
                                                                      ----------

(a) Credit-enhanced security.
(b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $567,501 or 36.0% of net assets.
(d) Illiquid and/or restricted security.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB U.S. TREASURY MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                   ($ X 1,000)   ($ X 1,000)
--------------------------------------------------------------------------------
100.1%  U.S. GOVERNMENT SECURITIES                       3,801,060    3,801,060
--------------------------------------------------------------------------------
100.1%  TOTAL INVESTMENTS                                3,801,060    3,801,060
(0.1)%  OTHER ASSETS AND
        LIABILITIES                                                      (3,860)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    3,797,200

ISSUER                                                 FACE AMOUNT      VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)
U.S. GOVERNMENT SECURITIES 100.1% OF NET ASSETS

U.S. TREASURY OBLIGATIONS  100.1%
--------------------------------------------------------------------------------
U.S. TREASURY BILL
   4.98%, 06/14/07                                          75,000        74,251
U.S. TREASURY BILLS
   4.94%, 04/05/07                                          10,000         9,995
   4.97%, 04/05/07                                          14,255        14,248
   5.10%, 04/05/07                                          18,900        18,889
   5.13%, 04/05/07                                           5,430         5,427
   5.15%, 04/05/07                                          30,190        30,173
   5.16%, 04/05/07                                          70,000        69,960
   4.94%, 04/12/07                                          30,000        29,956
   4.95%, 04/12/07                                          50,000        49,925
   4.99%, 04/12/07                                          35,000        34,948
   5.00%, 04/12/07                                          50,000        49,925
   5.16%, 04/12/07                                          75,000        74,882
   5.04%, 04/19/07                                          30,000        29,925
   5.07%, 04/19/07                                          48,665        48,544
   5.13%, 04/19/07                                          50,000        49,873
   5.15%, 04/19/07                                           8,530         8,508
   5.16%, 04/19/07                                         118,290       117,987
   5.06%, 04/26/07                                          50,000        49,827
   5.08%, 04/26/07                                          36,835        36,706
   5.11%, 04/26/07                                          40,000        39,861
   5.16%, 04/26/07                                         200,000       199,287
   5.06%, 05/03/07                                           1,785         1,777
   5.07%, 05/03/07                                          75,000        74,668
   5.08%, 05/03/07                                          65,000        64,710
   5.04%, 05/10/07                                          75,000        74,594
   5.05%, 05/10/07                                          29,865        29,705
   5.07%, 05/10/07                                           6,665         6,629
   5.08%, 05/10/07                                          78,465        78,039
   5.09%, 05/10/07                                          28,765        28,608
   5.10%, 05/10/07                                         125,000       124,315
   5.12%, 05/10/07                                          15,050        14,967
   4.98%, 05/17/07                                           4,360         4,333
   5.07%, 05/17/07                                         113,135       112,413
   5.09%, 05/17/07                                          95,000        94,390
   5.11%, 05/17/07                                          17,175        17,064
   4.95%, 05/24/07                                          64,260        63,797
   4.96%, 05/24/07                                          75,000        74,457
   4.99%, 05/24/07                                          36,010        35,752
   5.07%, 05/24/07                                         111,935       111,119
   5.08%, 05/24/07                                          54,380        53,983
   5.09%, 05/24/07                                          50,000        49,630
   5.10%, 05/24/07                                          50,000        49,630
   4.99%, 05/31/07                                          50,000        49,594
   5.08%, 05/31/07                                          45,000        44,626
   4.94%, 06/07/07                                         100,000        99,104
   4.99%, 06/14/07                                          50,000        49,500
   5.00%, 06/14/07                                          75,000        74,241
   4.97%, 06/21/07                                          50,000        49,447
   4.98%, 06/21/07                                          50,000        49,446
   4.99%, 06/21/07                                          40,000        39,561
   4.97%, 06/28/07                                          50,000        49,400
   4.98%, 06/28/07                                          28,495        28,152
   5.02%, 06/28/07                                          15,000        14,820
   5.03%, 06/28/07                                          39,600        39,125
   5.05%, 07/05/07                                          50,000        49,345
   4.98%, 07/12/07                                          40,000        39,450
   5.07%, 07/12/07                                          12,810        12,631
   4.97%, 07/19/07                                         100,000        98,521
   5.04%, 07/19/07                                          50,000        49,252
   5.09%, 07/19/07                                           5,570         5,486
   4.94%, 07/26/07                                          13,510        13,299
   4.96%, 07/26/07                                           9,415         9,267
   5.00%, 07/26/07                                          27,295        26,864
   5.10%, 07/26/07                                          40,145        39,501
   5.11%, 08/02/07                                          20,000        19,660
   5.09%, 08/09/07                                           7,510         7,375
   4.99%, 08/23/07                                          40,000        39,219
   5.02%, 08/23/07                                          50,000        49,019
   5.04%, 08/23/07                                           6,065         5,945
   4.98%, 08/30/07                                          18,965        18,577
   5.00%, 09/27/07                                          50,000        48,788
U.S. TREASURY NOTES
   3.13%, 05/15/07                                         243,510       242,929
   4.38%, 05/15/07                                          50,000        49,952
   3.88%, 07/31/07                                         142,115       141,553
   3.25%, 08/15/07                                          40,000        39,734
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $3,801,060)                                                      3,801,060
                                                                     -----------

END OF INVESTMENTS.

At 03/31/06, the tax basis cost of the fund's investments was $3,801,060.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB VALUE ADVANTAGE MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                   ($ X 1,000)   ($ X 1,000)
--------------------------------------------------------------------------------
 82.9%  FIXED-RATE OBLIGATIONS                          39,460,639    39,460,639
 12.9%  VARIABLE-RATE OBLIGATIONS                        6,141,780     6,141,780
  4.1%  OTHER INVESTMENTS                                1,948,035     1,948,035
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                               47,550,454    47,550,454
  0.1%  OTHER ASSETS AND LIABILITIES                                      71,256
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    47,621,710

ISSUER                                                 FACE AMOUNT      VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)
FIXED-RATE OBLIGATIONS 82.9% OF NET ASSETS

BANK NOTES  2.3%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
   5.31%, 04/02/07                                          85,000        85,000
   5.31%, 05/23/07                                         500,000       500,000
   5.33%, 05/31/07                                         115,000       115,000
   5.29%, 06/12/07                                         237,000       237,000
   5.33%, 07/09/07                                         144,000       144,000
   5.29%, 07/13/07                                           9,000         9,000
   5.35%, 07/30/07                                          11,000        11,000
                                                                     -----------
                                                                       1,101,000
CERTIFICATES OF DEPOSIT  25.6%
--------------------------------------------------------------------------------
ABBEY NATIONAL TREASURY SERVICES PLC
   5.29%, 07/13/07 (a)                                      87,000        87,001
   5.27%, 08/09/07 (a)                                     150,000       149,999
ALLIANCE & LEICESTER PLC
  5.32%, 04/23/07                                          133,000       133,000
ALLIED IRISH PLC
  5.30%, 06/29/07 (a)                                       94,000        94,000
BANCA INTESA S.P.A.
   5.36%, 04/18/07                                          42,000        42,000
   5.34%, 05/15/07                                          40,000        40,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
   5.31%, 04/05/07                                          35,000        35,000
   5.32%, 05/04/07                                         350,000       350,000
   5.32%, 05/07/07                                         105,000       105,000
   5.31%, 05/29/07                                          60,000        60,000
   5.28%, 06/01/07                                          23,000        23,001
   5.31%, 06/01/07                                         123,000       123,000
   5.30%, 06/25/07                                          15,000        15,000
BANK OF AMERICA, N.A.
   5.30%, 06/15/07                                         125,000       125,000
BANK OF IRELAND
   5.33%, 05/10/07                                          15,000        15,000
   5.35%, 08/09/07                                          15,000        15,000
BANK OF TOKYO MITSUBISHI UFJ, LTD.
   5.31%, 04/03/07                                         230,000       230,000
BARCLAYS BANK PLC
   5.32%, 04/09/07                                         350,000       350,000
   5.32%, 04/24/07                                          95,000        95,000
   5.29%, 05/08/07                                         187,000       187,000
   5.32%, 06/22/07                                         100,000       100,000
   5.34%, 08/02/07                                         185,000       185,000
BAYERISCHE HYPO- UND VEREINSBANK AG
   5.31%, 04/10/07                                          41,000        41,000
   5.29%, 05/09/07                                          79,000        79,000
BAYERISCHE LANDESBANK
   5.31%, 04/12/07                                         177,000       177,000
BNP PARIBAS
   5.31%, 04/02/07                                         516,000       516,000
   5.31%, 04/24/07                                          25,000        25,000
   5.36%, 05/31/07                                          13,000        13,000
   5.32%, 06/22/07                                         100,000       100,000
   5.32%, 06/27/07                                         175,000       175,000
   5.30%, 07/10/07                                          12,000        12,000
CALYON
   5.31%, 04/10/07                                         110,000       110,000
   5.33%, 05/14/07                                         257,000       257,000
   5.35%, 08/28/07                                          50,000        50,000
   5.30%, 10/12/07                                          30,000        30,000
CANADIAN IMPERIAL BANK OF COMMERCE
   5.32%, 07/10/07                                         185,000       185,000
   5.32%, 07/12/07                                         168,000       168,000
   5.33%, 10/12/07                                           8,000         8,000
CITIBANK, N.A.
   5.32%, 04/30/07                                          30,000        30,000
   5.31%, 05/22/07                                         110,000       110,000
   5.31%, 05/25/07                                         110,000       110,000
   5.30%, 06/04/07                                          45,000        45,000
   5.30%, 06/05/07                                          50,000        50,000
   5.28%, 06/06/07                                         368,000       368,000
CITIZENS BANK OF MASSACHUSETTS
   5.31%, 06/27/07                                         172,000       172,000
CREDIT AGRICOLE S.A.
   5.34%, 04/30/07                                          12,000        12,000
   5.37%, 05/18/07                                         216,000       216,000
   5.30%, 06/27/07                                          38,000        38,000
   5.33%, 07/11/07                                          14,000        14,000
   5.35%, 08/06/07                                          50,000        50,000
CREDIT SUISSE
   5.31%, 04/19/07                                          12,000        12,000

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                 FACE AMOUNT      VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)
   5.60%, 04/20/07                                          36,000        36,000
   5.31%, 05/07/07                                         141,000       141,000
   5.29%, 06/08/07                                         235,000       235,000
   5.30%, 06/14/07                                          75,000        75,000
   5.33%, 07/11/07                                         400,000       400,000
DEPFA BANK, PLC
   5.33%, 06/14/07 (c)                                      90,000        90,000
   5.31%, 07/05/07 (c)                                      24,000        24,000
   5.34%, 07/11/07 (c)                                      15,000        15,000
   5.34%, 07/17/07 (c)                                      40,000        40,000
DEUTSCHE BANK, AG
   5.31%, 07/09/07                                         263,000       263,000
   5.32%, 07/10/07                                         323,000       323,000
   5.33%, 07/19/07                                         143,000       143,000
   5.35%, 08/07/07                                          26,000        26,000
   5.35%, 08/08/07                                          40,000        40,000
   5.33%, 10/09/07                                          29,000        29,000
   5.30%, 10/10/07                                          20,000        20,000
   5.41%, 02/11/08                                         227,000       227,000
DRESDNER BANK, AG
   5.32%, 04/12/07                                          41,000        41,000
FIRST TENNESSEE BANK, N.A.
   5.31%, 04/09/07                                          83,000        83,000
   5.29%, 06/06/07                                          10,000        10,000
HBOS TREASURY SERVICES, PLC
   5.31%, 04/10/07 (a)                                      75,000        75,000
   5.32%, 06/29/07 (a)                                      30,000        30,000
   5.30%, 07/02/07 (a)                                      95,000        95,000
   5.33%, 08/20/07 (a)                                      19,000        19,000
HSBC BANK, PLC
   5.31%, 05/08/07                                          50,000        50,000
HSH NORDBANK, AG
   5.32%, 04/30/07                                         140,000       140,001
ING BANK N.V.
   5.31%, 05/31/07                                         374,000       374,000
   5.34%, 08/21/07                                         125,000       125,000
LANDESBANK BADEN-WURTTEMBERG
   5.32%, 04/24/07                                          25,000        25,000
   5.35%, 08/06/07                                          35,000        35,000
   5.33%, 08/20/07                                         122,000       122,000
   5.30%, 09/06/07                                          80,000        79,986
MITSUBISHI UFJ TRUST & BANKING CORP.
   5.35%, 04/13/07                                          20,000        20,000
   5.31%, 05/08/07                                          45,000        45,000
   5.34%, 05/17/07                                          50,000        50,000
   5.34%, 05/29/07                                          50,000        50,000
   5.31%, 07/20/07                                          50,000        50,000
   5.38%, 11/16/07                                          15,000        15,000
MIZUHO CORPORATE BANK LTD.
   5.31%, 04/05/07                                          77,000        77,000
   5.32%, 04/10/07                                          50,000        50,000
   5.31%, 04/16/07                                          19,000        19,000
   5.33%, 04/23/07                                         100,000       100,000
   5.30%, 04/26/07                                          25,000        25,000
   5.32%, 05/03/07                                          23,000        23,000
NORTHERN ROCK, PLC
   5.33%, 05/24/07                                          25,000        25,000
   5.33%, 05/31/07                                          40,000        40,000
   5.33%, 06/01/07                                          25,000        25,000
   5.32%, 06/12/07                                          36,000        36,000
RABOBANK NEDERLAND
   5.29%, 09/12/07                                          45,000        44,991
ROYAL BANK OF SCOTLAND, PLC
   5.29%, 04/12/07                                         197,000       197,000
   5.31%, 05/23/07                                          82,000        82,000
SKANDINAVISKA ENSKILDA BANKEN AB
   5.31%, 05/30/07                                          32,000        32,000
   5.31%, 07/06/07                                         195,000       195,002
   5.35%, 07/31/07                                          14,000        14,000
   5.28%, 09/28/07                                          25,000        25,000
SOCIETE GENERALE
   5.31%, 04/04/07                                          58,000        58,000
   5.32%, 06/22/07                                         150,000       150,000
   5.32%, 07/02/07                                         115,000       115,000
   5.33%, 07/19/07                                          76,000        76,000
   5.34%, 10/29/07                                          41,000        41,004
SUMITOMO TRUST & BANKING CO.
   5.36%, 08/06/07                                         100,000       100,000
   5.35%, 08/20/07                                          21,000        21,000
SVENSKA HANDELSBANKEN AB
   5.34%, 10/26/07                                          17,000        16,997
TORONTO DOMINION BANK
   5.60%, 04/20/07                                          21,000        21,000
   5.37%, 04/25/07                                           6,000         6,000
   5.33%, 05/07/07                                          67,000        67,001
   5.32%, 05/17/07                                         100,000       100,000
   5.32%, 07/11/07                                          65,000        65,000
UNICREDITO ITALIANO S.P.A.
   5.32%, 04/30/07                                         110,000       110,000
   5.34%, 05/21/07                                          38,000        38,000
   5.32%, 05/29/07                                         160,000       160,000
   5.33%, 06/21/07                                         106,000       106,000
   5.35%, 08/13/07                                          66,000        66,000
   5.33%, 08/28/07                                         123,000       123,000
UNION BANK OF CALIFORNIA
   5.29%, 06/11/07                                          57,000        57,000
WASHINGTON MUTUAL BANK
   5.29%, 05/30/07                                         143,000       143,000
   5.29%, 06/25/07                                          75,000        75,000
   5.33%, 08/20/07                                          24,000        24,000
WILMINGTON TRUST CO.
   5.36%, 04/13/07                                          40,000        40,000
                                                                     -----------
                                                                      12,181,983
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  54.5%
--------------------------------------------------------------------------------
ALLIANCE & LEICESTER, PLC
   5.30%, 04/11/07 (c)                                     100,000        99,856
   5.33%, 05/18/07 (c)                                      65,000        64,558
   5.29%, 07/13/07 (c)                                      18,975        18,693
AMSTEL FUNDING CORP.
   5.36%, 04/13/07 (b)(c)                                  146,000       145,745
   5.34%, 04/20/07 (b)(c)                                  144,000       143,604
   5.36%, 04/25/07 (b)(c)                                   11,627        11,587
   5.32%, 05/02/07 (b)(c)                                   93,000        92,580
   5.32%, 05/18/07 (b)(c)                                    4,000         3,831
   5.33%, 05/18/07 (b)(c)                                   21,000        21,000
   5.31%, 05/22/07 (b)(c)                                   95,000        94,295
   5.32%, 05/25/07 (b)(c)                                    4,000         3,969
   5.33%, 06/20/07 (b)(c)                                   10,000         9,885
AMSTERDAM FUNDING CORP.
   5.30%, 04/17/07 (a)(b)(c)                               105,000       104,755

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                 FACE AMOUNT      VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)
   5.31%, 04/27/07 (a)(b)(c)                                25,000        24,907
   5.35%, 05/04/07 (a)(b)(c)                                27,000        26,871
   5.29%, 05/17/07 (a)(b)(c)                               131,000       130,122
   5.30%, 05/18/07 (a)(b)(c)                                40,000        39,726
   5.29%, 05/24/07 (a)(b)(c)                                81,000        80,374
   5.29%, 06/07/07 (a)(b)(c)                               100,000        99,028
   5.29%, 06/08/07 (a)(b)(c)                               100,000        99,014
ANGLO IRISH BANK CORP. PLC
   5.32%, 04/26/07 (c)                                      39,000        38,858
   5.30%, 06/04/07 (c)                                      44,000        43,591
AQUINAS FUNDING, L.L.C.
   5.32%, 04/19/07 (a)(b)(c)                                12,711        12,678
   5.30%, 04/25/07 (a)(b)(c)                                24,000        23,916
   5.30%, 05/30/07 (a)(b)(c)                                45,000        44,613
   5.30%, 06/13/07 (a)(b)(c)                                51,356        50,819
   5.31%, 06/21/07 (a)(b)(c)                                13,000        12,847
   5.33%, 07/06/07 (a)(b)(c)                                15,000        14,793
ATLANTIC ASSET SECURITIZATION, L.L.C.
   5.32%, 04/09/07 (a)(b)(c)                                45,000        44,947
   5.29%, 04/11/07 (a)(b)(c)                               213,944       213,631
   5.29%, 04/19/07 (a)(b)(c)                                84,422        84,200
ATLANTIS ONE FUNDING CORP.
   5.37%, 04/09/07 (b)(c)                                    2,000         1,998
   5.31%, 04/13/07 (b)(c)                                  156,000       155,728
   5.34%, 05/09/07 (b)(c)                                  225,000       223,765
   5.32%, 05/17/07 (b)(c)                                   10,000         9,934
   5.29%, 06/07/07 (b)(c)                                    8,000         7,922
   5.31%, 06/18/07 (b)(c)                                   80,000        79,093
   5.32%, 06/19/07 (b)(c)                                  120,000       118,636
   5.30%, 06/28/07 (b)(c)                                    7,000         6,911
   5.30%, 07/20/07 (b)(c)                                  279,000       274,567
   5.35%, 08/14/07 (b)(c)                                   83,000        81,380
   5.33%, 08/16/07 (b)(c)                                   10,735        10,523
   5.34%, 08/24/07 (b)(c)                                   94,000        92,033
BANK OF AMERICA CORP.
   5.31%, 04/04/07                                          74,000        73,968
   5.30%, 04/20/07                                          16,400        16,355
   5.31%, 05/15/07                                          44,000        43,718
   5.31%, 05/24/07                                         155,000       153,804
   5.33%, 06/04/07                                          83,000        82,232
   5.29%, 06/07/07                                         356,000       352,545
   5.30%, 06/08/07                                         210,000       207,929
   5.29%, 06/13/07                                         279,000       276,049
   5.30%, 06/19/07                                         120,000       118,623
   5.30%, 06/25/07                                         129,000       127,409
   5.31%, 07/06/07                                          73,000        71,994
   5.29%, 07/16/07                                          15,000        14,771
   5.33%, 07/19/07                                         124,000       122,051
BANK OF IRELAND
   5.31%, 05/21/07                                          50,000        49,640
   5.34%, 07/19/07                                          92,000        90,571
   5.34%, 08/06/07                                          74,000        72,641
   5.35%, 08/07/07                                          76,000        74,593
BARCLAYS US FUNDING CORP.
   5.30%, 06/26/07 (a)                                      30,000        29,626
   5.33%, 08/17/07 (a)                                     155,000       151,919
BEAR STEARNS COMPANIES, INC.
   5.30%, 06/15/07                                          34,000        33,630
   5.31%, 07/02/07                                          70,000        69,075
   5.35%, 07/06/07                                         100,000        98,611
   5.30%, 07/12/07                                         150,000       147,786
   5.35%, 08/03/07                                         124,000       121,775
BEETHOVEN FUNDING CORP.
   5.31%, 04/13/07 (a)(b)(c)                                54,829        54,732
   5.32%, 04/18/07 (a)(b)(c)                                 6,000         5,985
   5.33%, 04/24/07 (a)(b)(c)                                47,000        46,842
   5.32%, 05/01/07 (a)(b)(c)                               100,000        99,562
   5.31%, 06/12/07 (a)(b)(c)                                30,000        29,686
   5.32%, 06/19/07 (a)(b)(c)                                46,000        45,470
BETA FINANCE, INC.
   5.31%, 04/10/07 (b)(c)                                   43,000        42,944
   5.30%, 06/13/07 (b)(c)                                   49,000        48,480
   5.30%, 06/15/07 (b)(c)                                   88,500        87,536
   5.31%, 06/20/07 (b)(c)                                   30,000        29,651
CALYON NORTH AMERICA, INC.
   5.31%, 04/03/07 (a)                                      77,000        76,978
CANCARA ASSET SECURITISATION, L.L.C.
   5.30%, 06/12/07 (a)(b)(c)                                89,204        88,271
   5.31%, 06/13/07 (a)(b)(c)                               135,857       134,415
   5.30%, 06/21/07 (a)(b)(c)                                80,000        79,059
CATHOLIC HEALTH INITIATIVE
   5.33%, 07/10/07 (a)(c)                                  123,000       123,000
CC (USA), INC.
   5.32%, 04/30/07 (b)(c)                                   29,000        28,877
   5.33%, 05/01/07 (b)(c)                                    6,000         5,974
   5.31%, 05/22/07 (b)(c)                                   10,000         9,927
   5.30%, 06/05/07 (b)(c)                                   20,000        19,811
   5.29%, 06/11/07 (b)(c)                                   20,000        19,794
   5.30%, 06/14/07 (b)(c)                                   50,000        49,462
   5.30%, 06/15/07 (b)(c)                                   60,000        59,346
   5.30%, 06/29/07 (b)(c)                                   55,000        54,289
   5.33%, 08/22/07 (b)(c)                                   40,000        39,175
   5.34%, 08/28/07 (b)(c)                                   23,000        22,505
CHARIOT FUNDING, L.L.C.
   5.29%, 04/11/07 (a)(b)(c)                                29,449        29,406
   5.30%, 04/16/07 (a)(b)(c)                                85,000        84,814
   5.30%, 05/14/07 (a)(b)(c)                                27,000        26,830
   5.30%, 05/18/07 (a)(b)(c)                                40,000        39,726
   5.30%, 06/08/07 (a)(b)(c)                                46,000        45,546
   5.30%, 06/13/07 (a)(b)(c)                                50,623        50,086
   5.30%, 06/20/07 (a)(b)(c)                                40,000        39,535
CITIGROUP FUNDING, INC.
   5.59%, 04/12/07 (a)                                      34,000        33,944
   5.29%, 04/13/07 (a)                                      26,000        25,954
   5.31%, 04/17/07 (a)                                     181,000       180,578
   5.32%, 04/19/07 (a)                                     250,000       249,344
   5.31%, 04/20/07 (a)                                     137,000       136,621
   5.32%, 04/20/07 (a)                                     100,000        99,723
   5.32%, 04/23/07 (a)                                     100,000        99,679
   5.31%, 04/24/07 (a)                                     250,000       249,163
   5.32%, 05/02/07 (a)                                     112,000       111,494
   5.33%, 05/03/07 (a)                                     305,000       303,575
   5.32%, 05/07/07 (a)                                      90,000        89,527
   5.32%, 05/21/07 (a)                                      72,000        71,475
   5.31%, 05/29/07 (a)                                      95,000        94,198
   5.32%, 06/14/07 (a)                                      10,000         9,892
CLIPPER RECEIVABLES CO., L.L.C.
   5.29%, 06/06/07 (a)(b)(c)                                50,000        49,521

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                 FACE AMOUNT      VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)
COBBLER FUNDING, L.L.C.
   5.33%, 04/25/07 (b)(c)                                   17,000        16,940
   5.32%, 06/15/07 (b)(c)                                  134,065       132,598
   5.32%, 06/25/07 (b)(c)                                   10,000         9,876
CONCORD MINUTEMEN CAPITAL CO., SERIES A
   5.33%, 04/11/07 (a)(b)(c)                               124,627       124,447
   5.29%, 04/12/07 (a)(b)(c)                                35,000        34,944
   5.32%, 04/16/07 (a)(b)(c)                                39,000        38,915
   5.34%, 07/13/07 (a)(b)(c)                               153,975       151,684
   5.35%, 08/01/07 (a)(b)(c)                                50,000        49,117
   5.33%, 08/22/07 (a)(b)(c)                                65,000        63,659
CROWN POINT CAPITAL CO., L.L.C.
   5.34%, 04/04/07 (a)(b)(c)                                94,000        93,959
   5.29%, 04/12/07 (a)(b)(c)                                46,000        45,926
   5.32%, 04/16/07 (a)(b)(c)                               121,000       120,735
   5.36%, 04/23/07 (a)(b)(c)                               154,671       154,178
   5.29%, 06/06/07 (a)(b)(c)                                50,000        49,521
   5.31%, 06/14/07 (a)(b)(c)                                74,000        73,203
DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE TRUST
   5.30%, 04/13/07 (b)(c)                                  130,000       129,772
   5.32%, 04/25/07 (b)(c)                                  118,105       117,692
   5.29%, 06/04/07 (b)(c)                                  180,000       178,326
   5.30%, 06/07/07 (b)(c)                                   77,000        76,251
   5.30%, 06/12/07 (b)(c)                                   35,000        34,634
   5.30%, 06/14/07 (b)(c)                                   19,000        18,796
   5.32%, 06/14/07 (b)(c)                                  264,000       261,151
   5.30%, 06/18/07 (b)(c)                                   56,000        55,365
   5.31%, 06/18/07 (b)(c)                                   36,000        35,591
DEPFA BANK, PLC
   5.29%, 06/06/07 (c)                                       8,000         7,924
DEXIA DELAWARE, L.L.C.
   5.35%, 08/09/07 (a)                                      37,000        36,305
DNB NOR BANK ASA
   5.34%, 04/13/07                                           2,000         1,997
   5.29%, 06/06/07                                          53,000        52,493
DORADA FINANCE, INC.
   5.33%, 04/02/07 (b)(c)                                    6,000         5,999
   5.33%, 04/30/07 (b)(c)                                    7,000         6,971
   5.31%, 05/29/07 (b)(c)                                   49,000        48,586
   5.32%, 05/29/07 (b)(c)                                   20,000        19,833
   5.30%, 06/05/07 (b)(c)                                   33,000        32,689
   5.29%, 06/08/07 (b)(c)                                   15,000        14,852
   5.31%, 06/18/07 (b)(c)                                   25,000        24,716
   5.30%, 06/29/07 (b)(c)                                   21,000        20,728
   5.29%, 07/06/07 (b)(c)                                   12,000        11,833
DRESDNER U.S. FINANCE, INC.
   5.29%, 04/17/07                                          53,000        52,877
EDISON ASSET SECURITIZATION CORP., L.L.C.
   5.33%, 04/11/07 (a)(b)(c)                                60,000        59,913
   5.32%, 06/20/07 (a)(b)(c)                                72,000        71,171
FAIRWAY FINANCE CO., L.L.C.
   5.29%, 04/05/07 (a)(b)(c)                                29,255        29,238
   5.31%, 05/21/07 (a)(b)(c)                                46,000        45,665
   5.31%, 06/14/07 (a)(b)(c)                                85,259        84,341
   5.31%, 06/20/07 (a)(b)(c)                                45,613        45,082
FALCON ASSET SECURITIZATION CORP.
   5.29%, 04/26/07 (a)(b)(c)                                90,000        89,671
   5.31%, 05/24/07 (a)(b)(c)                               126,843       125,864
   5.29%, 06/06/07 (a)(b)(c)                                60,000        59,426
FIVE FINANCE, INC.
   5.30%, 04/13/07 (b)(c)                                   19,000        18,967
   5.32%, 04/23/07 (b)(c)                                   25,000        24,920
   5.32%, 04/30/07 (b)(c)                                   14,000        13,941
   5.32%, 05/16/07 (b)(c)                                   70,000        69,547
   5.32%, 05/24/07 (b)(c)                                    3,000         2,977
   5.31%, 05/29/07 (b)(c)                                   24,000        23,797
   5.30%, 06/27/07 (b)(c)                                   20,000        19,747
   5.33%, 08/17/07 (b)(c)                                   30,000        29,403
   5.34%, 08/28/07 (b)(c)                                   60,000        58,709
FORTIS FUNDING, L.L.C.
   5.31%, 05/25/07 (a)(c)                                  150,000       148,821
GALAXY FUNDING, INC.
   5.31%, 06/11/07 (b)(c)                                   10,000         9,897
   5.30%, 06/11/07 (b)(c)                                   35,000        34,639
GENERAL ELECTRIC CAPITAL CORP.
   5.57%, 04/20/07                                         167,000       166,528
   5.41%, 05/01/07                                         456,000       454,018
   5.30%, 06/11/07                                         108,000       106,901
   5.32%, 06/28/07                                         290,000       286,356
   5.34%, 07/13/07                                         205,000       201,953
GENERAL ELECTRIC CAPITAL SERVICES
   5.32%, 05/15/07                                         110,000       109,304
   5.31%, 07/05/07                                         269,000       265,330
GENERAL ELECTRIC CO.
   5.33%, 06/18/07                                          75,000        74,153
   5.33%, 06/29/07                                         100,000        98,713
   5.34%, 08/03/07                                         270,000       265,164
GRAMPIAN FUNDING, L.L.C.
   5.33%, 05/21/07 (a)(b)(c)                                67,500        67,013
   5.31%, 06/11/07 (a)(b)(c)                                65,000        64,337
   5.31%, 06/22/07 (a)(b)(c)                               105,000       103,748
   5.30%, 06/25/07 (a)(b)(c)                               172,000       169,876
   5.34%, 08/06/07 (a)(b)(c)                                68,000        66,751
   5.33%, 08/20/07 (a)(b)(c)                                39,940        39,127
   5.28%, 09/21/07 (a)(b)(c)                                11,000        10,728
GREENWICH CAPITAL HOLDINGS, INC.
   5.31%, 06/26/07 (a)                                      25,000        24,691
HBOS TREASURY SERVICES, PLC
   5.30%, 06/15/07 (a)                                      55,000        54,401
   5.30%, 06/28/07 (a)                                      40,665        40,145
   5.33%, 07/18/07 (a)                                      13,000        12,798
HSBC U.S.A., INC.
   5.33%, 05/11/07                                         119,000       118,314
   5.32%, 06/28/07                                          64,000        63,189
   5.29%, 09/20/07                                          25,000        24,385
ING (U.S.) FUNDING, L.L.C.
   5.31%, 05/31/07 (a)                                      27,000        26,766
   5.30%, 06/01/07 (a)                                      47,000        46,589
   5.31%, 07/12/07 (a)                                      23,000        22,663
IRISH LIFE & PERMANENT, PLC
   5.29%, 06/08/07 (c)                                      19,000        18,813
   5.30%, 06/15/07 (c)                                      55,000        54,400
   5.33%, 06/19/07 (c)                                      42,000        41,522
   5.33%, 07/16/07 (c)                                      40,000        39,388
   5.35%, 08/13/07 (c)                                       6,000         5,884
   5.34%, 08/22/07 (c)                                      11,000        10,773

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                 FACE AMOUNT      VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)
J.P. MORGAN CHASE & CO.
   5.29%, 05/23/07 (c)                                      50,000        49,622
JUPITER SECURITIZATION CORP.
   5.29%, 04/03/07 (a)(b)(c)                                73,719        73,697
   5.30%, 04/13/07 (a)(b)(c)                                40,000        39,930
   5.29%, 06/05/07 (a)(b)(c)                                30,000        29,717
   5.30%, 06/08/07 (a)(b)(c)                                50,000        49,507
K2 (USA), L.L.C.
   5.31%, 04/05/07 (b)(c)                                   10,000         9,994
   5.35%, 04/26/07 (b)(c)                                   46,600        46,431
   5.32%, 04/27/07 (b)(c)                                   28,400        28,292
   5.34%, 04/30/07 (b)(c)                                   15,000        14,937
   5.32%, 05/01/07 (b)(c)                                   48,400        48,188
   5.33%, 05/29/07 (b)(c)                                   21,000        20,823
   5.30%, 06/14/07 (b)(c)                                   10,000         9,893
   5.31%, 06/14/07 (b)(c)                                   10,400        10,288
   5.35%, 08/14/07 (b)(c)                                   15,000        14,707
   5.34%, 08/23/07 (b)(c)                                   20,000        19,584
KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.
   5.29%, 04/05/07 (a)                                       1,000           999
   5.29%, 06/06/07 (a)                                      35,000        34,665
KLIO II FUNDING CORP.
   5.33%, 04/17/07 (b)(c)                                   11,000        10,974
LEXINGTON PARKER CAPITAL CO., L.L.C.
   5.31%, 04/04/07 (a)(b)(c)                                11,000        10,995
   5.31%, 04/12/07 (a)(b)(c)                                16,500        16,474
   5.32%, 04/24/07 (a)(b)(c)                                51,371        51,199
   5.32%, 05/03/07 (a)(b)(c)                                65,000        64,697
   5.29%, 06/05/07 (a)(b)(c)                               117,567       116,459
   5.33%, 08/21/07 (a)(b)(c)                                16,000        15,672
LINKS FINANCE, L.L.C.
   5.32%, 04/10/07 (b)(c)                                   30,000        29,961
   5.30%, 04/12/07 (b)(c)                                   50,000        49,920
   5.29%, 06/07/07 (b)(c)                                   30,000        29,709
MANE FUNDING CORP.
   5.32%, 04/23/07 (b)(c)                                   43,000        42,862
   5.32%, 04/27/07 (b)(c)                                  123,997       123,527
   5.29%, 06/07/07 (b)(c)                                   35,000        34,660
   5.30%, 06/12/07 (b)(c)                                   50,000        49,477
   5.30%, 06/19/07 (b)(c)                                   36,000        35,587
   5.31%, 06/20/07 (b)(c)                                   66,000        65,231
MONT BLANC CAPITAL CORP.
   5.31%, 04/09/07 (a)(b)(c)                               100,000        99,884
   5.32%, 04/26/07 (a)(b)(c)                                51,784        51,595
   5.29%, 06/07/07 (a)(b)(c)                                50,000        49,514
   5.30%, 06/21/07 (a)(b)(c)                                33,000        32,612
MORGAN STANLEY
   5.33%, 05/22/07                                         211,000       209,443
   5.33%, 06/21/07                                         187,000       184,818
   5.34%, 06/29/07                                           4,000         3,949
   5.32%, 07/16/07                                          12,000        11,817
   5.33%, 07/18/07                                          35,000        34,455
   5.34%, 07/19/07                                          25,000        24,607
NATIONWIDE BUILDING SOCIETY U.S.
   5.31%, 05/03/07                                           4,000         3,982
   5.30%, 06/13/07                                          83,000        82,120
   5.30%, 06/21/07                                           7,000         6,918
   5.32%, 07/10/07                                         180,000       177,410
   5.35%, 08/09/07                                         106,000       104,008
NATIXIS COMMERCIAL PAPER CORP.
   5.31%, 04/12/07 (a)                                      12,000        11,981
   5.31%, 05/03/07 (a)                                      80,000        79,627
   5.32%, 05/25/07 (a)                                      45,000        44,646
   5.32%, 05/25/07 (a)                                      90,000        89,292
   5.32%, 05/29/07 (a)                                     100,000        99,155
   5.29%, 06/06/07 (a)                                      26,000        25,751
   5.30%, 06/27/07 (a)                                      62,000        61,216
NIEUW AMSTERDAM RECEIVABLES CORP.
   5.31%, 04/03/07 (a)(b)(c)                                36,000        35,990
   5.30%, 04/13/07 (a)(b)(c)                                17,000        16,970
   5.32%, 04/23/07 (a)(b)(c)                               112,000       111,641
   5.31%, 05/25/07 (a)(b)(c)                                16,000        15,874
   5.33%, 06/13/07 (a)(b)(c)                                20,000        19,790
NORDEA NORTH AMERICA, INC.
   5.33%, 07/11/07 (a)                                     100,000        98,544
NORTHERN ROCK, PLC
   5.28%, 04/30/07                                          70,000        69,705
   5.29%, 05/04/07                                          29,000        28,861
   5.31%, 05/21/07                                          50,000        49,636
   5.31%, 05/25/07                                          41,000        40,678
OLD LINE FUNDING, L.L.C.
   5.29%, 04/05/07 (a)(b)(c)                                38,764        38,741
   5.30%, 05/10/07 (a)(b)(c)                                78,000        77,555
   5.31%, 06/14/07 (a)(b)(c)                                41,000        40,558
PARK AVENUE RECEIVABLES
   5.30%, 04/25/07 (a)(b)(c)                                18,000        17,937
   5.30%, 05/25/07 (a)(b)(c)                                50,000        49,608
   5.29%, 06/06/07 (a)(b)(c)                                76,666        75,932
PARK GRANADA, L.L.C.
   5.31%, 04/10/07 (b)(c)                                   55,000        54,928
   5.33%, 04/30/07 (b)(c)                                   40,000        39,833
   5.31%, 05/01/07 (b)(c)                                   36,000        35,845
   5.29%, 06/04/07 (b)(c)                                   63,000        62,415
   5.31%, 09/25/07 (b)(c)                                   99,000        96,488
PICAROS FUNDING, L.L.C.
   5.31%, 05/03/07 (a)(b)(c)                                 4,000         3,982
   5.32%, 07/06/07 (a)(b)(c)                                28,000        27,613
RABOBANK USA FINANCIAL CORP.
   5.41%, 04/02/07 (a)                                     200,000       199,970
   5.32%, 05/15/07 (a)                                     133,319       132,475
RANGER FUNDING CO., L.L.C.
   5.30%, 05/01/07 (a)(b)(c)                               129,557       128,989
   5.30%, 06/11/07 (a)(b)(c)                                25,000        24,742
SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
   5.33%, 08/16/07 (a)                                     239,700       234,966
SCALDIS CAPITAL LTD.
   5.30%, 04/16/07 (a)(b)(c)                               150,000       149,672
   5.32%, 04/25/07 (a)(b)(c)                               100,000        99,653
SEDNA FINANCE, INC.
   5.32%, 04/30/07 (b)(c)                                   87,000        86,632
   5.33%, 09/24/07 (b)(c)                                    5,000         4,874
SHEFFIELD RECEIVABLES CORP.
   5.29%, 04/17/07 (a)(b)(c)                                 7,615         7,597
SIGMA FINANCE, INC.
   5.60%, 04/16/07 (b)(c)                                   36,000        35,919
   5.33%, 05/17/07 (b)(c)                                   50,000        49,668

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                 FACE AMOUNT      VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)
   5.33%, 05/17/07 (b)(c)                                   21,000        20,861
   5.37%, 05/29/07 (b)(c)                                  100,000        99,169
   5.41%, 05/29/07 (b)(c)                                   20,000        19,832
   5.31%, 05/29/07 (b)(c)                                   68,000        67,434
   5.31%, 05/30/07 (b)(c)                                  100,000        99,141
   5.30%, 06/04/07 (b)(c)                                   84,000        83,220
   5.29%, 06/29/07 (b)(c)                                   49,000        48,369
   5.31%, 07/09/07 (b)(c)                                   53,000        52,247
   5.33%, 07/16/07 (b)(c)                                   50,000        49,232
SKANDINAVISKA ENSKILDA BANKEN AB
   5.37%, 04/10/07                                          84,000        83,891
   5.35%, 08/13/07                                           7,000         6,864
   5.33%, 08/20/07                                         128,000       125,398
SOCIETE GENERALE NORTH AMERICA, INC.
   5.37%, 04/20/07 (a)                                       8,000         7,978
   5.30%, 05/03/07 (a)                                      10,000         9,954
   5.36%, 05/15/07 (a)                                      17,000        16,892
   5.30%, 06/11/07 (a)                                      99,000        97,992
   5.32%, 07/12/07 (a)                                      70,000        68,974
   5.34%, 08/08/07 (a)                                      17,000        16,683
   5.33%, 08/21/07 (a)                                      50,000        48,976
SOLITAIRE FUNDING, L.L.C.
   5.29%, 06/06/07 (a)(b)(c)                                45,000        44,569
   5.29%, 06/12/07 (a)(b)(c)                               270,000       267,178
   5.30%, 06/18/07 (a)(b)(c)                               300,000       296,600
   5.30%, 06/27/07 (a)(b)(c)                                72,000        71,090
STADSHYPOTEK DELAWARE, INC.
   5.29%, 05/30/07 (a)(c)                                   45,000        44,614
STANFIELD VICTORIA FUNDING
   5.30%, 05/11/07 (b)(c)                                   18,000        17,895
   5.29%, 06/06/07 (b)(c)                                   30,000        29,713
   5.30%, 06/22/07 (b)(c)                                   50,000        49,404
SVENSKA HANDELSBANKEN, INC.
   5.30%, 06/25/07                                          75,000        74,074
SWEDBANK AB
   5.34%, 05/02/07                                           7,000         6,969
   5.32%, 08/15/07                                          30,000        29,412
THE GOLDMAN SACHS GROUP, INC.
   5.29%, 05/07/07                                          54,000        53,717
THUNDER BAY FUNDING, L.L.C.
   5.30%, 06/21/07 (a)(b)(c)                                52,713        52,093
   5.31%, 06/21/07 (a)(b)(c)                                40,549        40,071
TICONDEROGA FUNDING, L.L.C.
   5.29%, 04/18/07 (a)(b)(c)                                30,000        29,925
   5.32%, 05/03/07 (a)(b)(c)                               100,000        99,530
UBS FINANCE (DELAWARE), INC.
   5.29%, 04/02/07 (a)                                      32,000        31,995
   5.29%, 04/09/07 (a)                                     180,000       179,792
   5.31%, 04/19/07 (a)                                     197,000       196,484
   5.29%, 06/08/07 (a)                                      21,000        20,793
   5.30%, 06/11/07 (a)                                     186,000       184,083
   5.30%, 06/12/07 (a)                                      75,000        74,226
   5.30%, 06/18/07 (a)                                      15,000        14,830
   5.29%, 07/05/07 (a)                                     200,000       197,282
   5.32%, 07/13/07 (a)                                     206,000       202,950
   5.33%, 07/16/07 (a)                                      62,000        61,053
   5.29%, 07/17/07 (a)                                      14,346        14,124
   5.34%, 08/02/07 (a)                                     121,000       118,850
   5.35%, 08/10/07 (a)                                      15,000        14,716
   5.35%, 08/13/07 (a)                                      85,000        83,353
   5.35%, 08/14/07 (a)                                     207,000       202,960
   5.33%, 08/14/07 (a)                                      25,000        24,513
   5.33%, 08/23/07 (a)                                      20,000        19,584
UNICREDITO ITALIANO BANK (IRELAND) PLC
   5.30%, 05/29/07 (a)(c)                                   97,000        96,180
   5.30%, 06/14/07 (a)(c)                                   68,400        67,664
   5.36%, 08/07/07 (a)(c)                                   13,000        12,759
VARIABLE FUNDING CAPITAL CORP.
   5.29%, 05/03/07 (a)(b)(c)                                40,000        39,814
WESTPAC BANKING CORP.
   5.34%, 05/02/07 (c)                                     165,000       164,261
   5.33%, 05/07/07 (c)                                       9,000         8,953
   5.29%, 06/13/07 (c)                                      49,000        48,482
   5.33%, 06/29/07 (c)                                       3,000         2,962
   5.34%, 08/06/07 (c)                                      94,000        92,274
   5.35%, 08/08/07 (c)                                      54,000        52,992
WESTPAC TRUST SECURITIES NZ, LTD.
   5.37%, 04/17/07 (a)                                     114,000       113,735
   5.30%, 06/27/07 (a)                                      60,000        59,242
   5.28%, 09/27/07 (a)                                     145,000       141,294
WHISTLEJACKET CAPITAL, L.L.C.
   5.30%, 04/03/07 (b)(c)                                   75,000        74,978
   5.30%, 04/27/07 (b)(c)                                   30,000        29,886
WHITE PINE FINANCE, L.L.C.
   5.29%, 04/12/07 (b)(c)                                   25,000        24,960
   5.29%, 04/20/07 (b)(c)                                   25,000        24,930
   5.31%, 05/02/07 (b)(c)                                  101,772       101,309
WINDMILL FUNDING CORP.
   5.30%, 04/16/07 (a)(b)(c)                                50,000        49,891
   5.30%, 04/17/07 (a)(b)(c)                                34,000        33,921
   5.35%, 05/04/07 (a)(b)(c)                                35,000        34,833
   5.30%, 05/18/07 (a)(b)(c)                                55,000        54,623
   5.29%, 06/07/07 (a)(b)(c)                                50,000        49,514
YORKTOWN CAPITAL, L.L.C.
   5.29%, 04/23/07 (a)(b)(c)                                35,000        34,888
   5.31%, 05/16/07 (a)(b)(c)                                40,228        39,963
                                                                     -----------
                                                                      25,938,656
PROMISSORY NOTES  0.5%
--------------------------------------------------------------------------------
THE GOLDMAN SACHS GROUP, INC.
   5.64%, 04/10/07 (d)                                     196,000       196,000
   5.63%, 04/20/07 (d)                                      43,000        43,000
                                                                     -----------
                                                                         239,000
                                                                     -----------
TOTAL FIXED-RATE OBLIGATIONS
(COST $39,460,639)                                                    39,460,639
                                                                     -----------
VARIABLE-RATE OBLIGATIONS 12.9% OF NET ASSETS

ACCESS LOANS FOR LEARNING STUDENT LOAN CORP.
   5.31%, 04/05/07 (a)                                      27,800        27,800
BANCO ESPANOL DE CREDITO S.A.
   5.34%, 07/18/07 (c)                                     100,000       100,000
BANK OF IRELAND
   5.32%, 04/20/07 (c)                                      40,000        40,000
BANK OF NEW YORK CO., INC.
   5.38%, 04/27/07 (c)                                      50,000        50,000
BANK OF NOVA SCOTIA
   5.26%, 04/04/07                                          12,000        11,997
BARCLAYS BANK PLC
   5.28%, 04/05/07                                         240,000       239,996

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                 FACE AMOUNT      VALUE
RATE, MATURITY DATE                                    ($ X 1,000)   ($ X 1,000)
   5.28%, 04/16/07                                          75,000        74,990
BNP PARIBAS
   5.27%, 04/02/07                                         400,000       399,980
   5.26%, 04/03/07                                          51,000        50,991
CANADIAN IMPERIAL BANK OF COMMERCE
   5.32%, 04/22/07                                          10,000        10,000
   5.40%, 04/30/07                                         165,000       165,000
   5.40%, 07/13/07                                         100,000       100,000
CENTRAL BAPTIST CHURCH OF HIXSON, TN
   5.32%, 04/05/07 (a)                                      13,000        13,000
CITY OF NEW BRITAIN, CT
   5.35%, 04/05/07 (a)                                      40,000        40,000
COMMONWEALTH BANK OF AUSTRALIA
   5.32%, 04/24/07 (c)                                      50,000        50,000
DANSKE BANK A/S
   5.29%, 04/20/07                                         100,000       100,000
DEUTSCHE BANK, AG
   5.40%, 04/06/07                                         311,000       311,013
   5.39%, 04/12/07                                          42,000        42,002
   5.38%, 04/23/07                                         300,000       300,000
DEVELOPMENT AUTHORITY OF COLUMBUS, GA
   5.34%, 04/05/17 (a)                                       5,010         5,010
GENERAL ELECTRIC CAPITAL CORP.
   5.45%, 04/17/07                                         225,000       225,000
J.P. MORGAN SECURITIES, INC.
   5.29%, 04/01/07 (c)                                     100,000       100,000
K2 (USA), L.L.C.
   5.28%, 04/16/07 (b)(c)                                   81,000        80,998
LEXINGTON PARKER CAPITAL CO., L.L.C.
   5.27%, 04/05/07 (a)(b)(c)                                29,000        28,998
LIBERTY LIGHTHOUSE U.S. CAPITAL CO., L.L.C.
   5.29%, 04/02/07 (b)(c)                                   55,000        54,998
   5.28%, 04/16/07 (b)(c)                                   60,000        59,994
   5.37%, 05/21/07 (b)(c)                                   15,000        15,004
   5.31%, 07/02/07 (b)(c)                                   22,000        21,996
LINKS FINANCE, L.L.C.
   5.29%, 04/10/07 (b)(c)                                   50,000        49,998
   5.29%, 04/16/07 (b)(c)                                   10,000        10,000
   5.32%, 04/16/07 (b)(c)                                   93,000        93,017
   5.32%, 06/20/07 (b)(c)                                   94,000        93,993
LOANSTAR ASSETS PARTNERS II, L.P.
   5.34%, 04/05/07 (a)                                      25,000        25,000
MERLOT 2000 B
   5.49%, 04/04/07 (a)                                      30,000        30,000
MERRILL LYNCH & CO., INC.
   5.33%, 04/16/07                                          75,000        75,000
   5.30%, 04/18/07                                         150,000       150,000
   5.29%, 04/27/07                                          50,000        50,000
MET LIFE INSURANCE CO. OF CT
   5.36%, 04/02/07 (d)                                      25,000        25,000
   5.39%, 04/18/07 (d)                                     100,000       100,000
   5.36%, 04/27/07 (d)                                      25,000        25,000
METROPOLITAN LIFE INSURANCE CO.
   5.36%, 04/01/07 (d)                                     100,000       100,000
MORGAN STANLEY
   5.36%, 04/03/07                                         140,000       140,000
NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
   5.30%, 04/02/07 (a)                                       6,100         6,100
NORDEA BANK AB
   5.30%, 04/10/07 (c)                                      50,000        50,000
   5.33%, 04/11/07 (c)                                      80,000        80,000
ROYAL BANK OF CANADA
   5.25%, 04/03/07                                          32,000        32,000
   5.37%, 04/10/07                                          40,000        40,000
ROYAL BANK OF SCOTLAND, PLC
   5.26%, 04/16/07                                          92,000        91,992
   5.31%, 04/23/07 (c)                                      20,000        20,000
   5.27%, 04/26/07                                         207,000       206,940
SEDNA FINANCE, INC.
   5.29%, 04/12/07 (b)(c)                                  110,000       109,991
   5.33%, 06/15/07 (b)(c)                                    9,000         8,999
SIGMA FINANCE, INC.
   5.32%, 04/16/07 (b)(c)                                   48,000        48,001
   5.35%, 04/25/07 (b)(c)                                  100,000       100,011
   5.32%, 06/25/07 (b)(c)                                   50,000        50,000
SOCIETE GENERALE NORTH AMERICA, INC.
   5.27%, 04/26/07 (a)                                     325,000       324,921
SUMITOMO TRUST & BANKING CO.
   5.32%, 04/05/07                                         120,000       120,000
   5.32%, 04/11/07                                         100,000       100,000
   5.32%, 04/13/07                                          14,000        14,000
   5.32%, 04/16/07                                         152,000       152,000
   5.32%, 04/30/07                                          60,000        60,000
THE GOLDMAN SACHS GROUP, INC.
   5.34%, 04/02/07 (d)                                     220,000       220,000
   5.37%, 04/09/07 (c)(d)                                  125,000       125,000
WACHOVIA ASSET SECURITIZATION ISSUANCE, L.L.C.
   5.31%, 04/25/07 (a)(b)(c)                                18,077        18,077
WELLS FARGO & CO.
   5.33%, 04/15/07 (c)                                     120,000       120,002
WESTPAC BANKING CORP.
   5.31%, 04/16/07 (c)                                      75,000        75,000
WHISTLEJACKET CAPITAL, L.L.C.
   5.28%, 04/16/07 (b)(c)                                   42,000        41,991
WHITE PINE FINANCE, L.L.C.
   5.28%, 04/10/07 (b)(c)                                   30,000        29,999
   5.28%, 04/12/07 (b)(c)                                   40,000        39,998
   5.32%, 04/16/07 (b)(c)                                   35,000        35,001
   5.28%, 04/20/07 (b)(c)                                   82,000        81,992
   5.28%, 04/25/07 (b)(c)                                   54,000        53,990
                                                                     -----------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $6,141,780)                                                      6,141,780
                                                                     -----------

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             MATURITY AMOUNT      VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
OTHER INVESTMENTS 4.1% OF NET ASSETS

REPURCHASE AGREEMENTS  4.1%
--------------------------------------------------------------------------------
BANC OF AMERICA SECURITIES, L.L.C.
Tri-Party Repurchase Agreement, dated 03/30/07,
   due 04/02/07 at 5.39%, fully collateralized
   by U.S. Government Securities with a value
   of $357,000.                                            350,157       350,000
BEAR STEARNS & CO., INC.
Tri-Party Repurchase Agreement, dated 03/30/07,
   due 04/02/07 at 5.4%, fully collateralized
   by U.S. Government Securities with a value
   of $1,428,004.                                        1,400,630     1,400,000
CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement, dated 03/30/07,
   due 04/02/07 at 5.38%, fully collateralized
   by U.S. Government Securities with a value
   of $8,200.                                                8,038         8,035
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement, dated 03/30/07,
   due 04/02/07 at 5.38%, fully collateralized
   by U.S. Government Securities with a value
   of $193,801.                                            190,085       190,000
                                                                     -----------
TOTAL OTHER INVESTMENTS
(COST $1,948,035)                                                      1,948,035
                                                                     -----------

END OF INVESTMENTS.

At 03/31/07, the tax basis cost of the fund's investments was $47,550,454.

At 03/31/07, portfolio holdings included illiquid and/or restricted securities as follows:

ISSUER
RATE, ACQUISITION DATE                                 FACE AMOUNT      VALUE
MATURITY DATE                                          ($ X 1,000)   ($ X 1,000)
THE GOLDMAN SACHS GROUP, INC.
   5.34%, 03/02/07, 04/02/07                               220,000       220,000
   5.37%, 08/09/06,  04/09/07                              125,000       125,000
   5.64%, 07/14/06, 04/10/07                               196,000       196,000
   5.63%, 07/26/06, 04/20/07                                43,000        43,000
                                                                     -----------
                                                                         584,000
MET LIFE INSURANCE CO. OF CT
   5.36%, 10/27/06, 04/02/07                                25,000        25,000
   5.39%, 08/18/06, 04/19/07                               100,000       100,000
   5.36%, 01/31/07, 04/26/07                                25,000        25,000
                                                                     -----------
                                                                         150,000
METROPOLITAN LIFE INSURANCE CO.
   5.36%, 02/01/07, 04/01/07                               100,000       100,000

(a) Credit-enhanced security.
(b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $16,255,884 or 34.1% of net assets.
(d) Illiquid and/or restricted security.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Charles Schwab Family of Funds
              -----------------------------------

By:   /s/ Evelyn Dilsaver
      -------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date:  May 17, 2007
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn Dilsaver
      -------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: May 17, 2007
      ------------

By:   /s/ George Pereira
      -------------------
      George Pereira
      Principal Financial Officer


Date:  May 17, 2007
       -------------